UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Fidelity Advisor Dividend Growth Fund and Fidelity Advisor Mid Cap Fund, funds of Advisor Series I, have been included separate N-CSR filings dated July 28, 2003.

Item 1. Reports to Stockholders

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Asset Allocation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.5	2.7
UnitedHealth Group, Inc.	3.5	1.8
First Data Corp.	3.4	2.1
Clear Channel Communications, Inc.	3.4	3.9
Kohl's Corp.	2.3	1.8
KB Home	2.2	1.2
Johnson & Johnson	2.1	2.3
Microsoft Corp.	2.1	2.5
Pfizer, Inc.	2.1	1.7
Radio One, Inc. Class D (non-vtg.)	1.9	2.7
	26.5
Market Sectors as of May 31, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	18.7
Financials	13.6	14.6
Health Care	11.5	12.6
Information Technology	8.8	5.4
Industrials	4.9	10.0
Telecommunication Services	3.7	2.2
Consumer Staples	3.4	3.1
Energy	2.5	2.8
Materials	1.1	1.1
Utilities	0.4	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stock class 72%		Stock class 75%
	Bond class 20%		Bond class 22%
	Short-term class 8%		Short-term class 3%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.5%
Hotels, Restaurants & Leisure - 0.5%
Applebee's International, Inc.	17,800	$ 546,282
Household Durables - 6.9%
Beazer Homes USA, Inc. (a)	14,500	1,229,600
Centex Corp.	16,100	1,249,843
Garmin Ltd. (a)	1,700	82,025
Harman International Industries, Inc.	2,800	207,760
KB Home	40,600	2,537,500
Lennar Corp.:
Class A	15,200	1,019,160
Class B	1,280	83,392
Mohawk Industries, Inc. (a)	23,865	1,377,249
		7,786,529
Media - 7.6%
AOL Time Warner, Inc. (a)	46,700	710,774
Clear Channel Communications, Inc. (a)	93,557	3,807,770
Radio One, Inc.:
Class A (a)	49,670	832,420
Class D (non-vtg.) (a)	130,070	2,172,169
Scholastic Corp. (a)	6,600	205,656
Viacom, Inc. Class B (non-vtg.) (a)	18,200	828,464
		8,557,253
Multiline Retail - 2.3%
Kohl's Corp. (a)	49,800	2,607,030
Specialty Retail - 2.2%
Best Buy Co., Inc. (a)	2,850	110,295
Blockbuster, Inc. Class A	13,100	221,390
Circuit City Stores, Inc.	31,000	222,890
Home Depot, Inc.	29,200	948,708
Weight Watchers International, Inc. (a)	9,900	421,542
Wet Seal, Inc. Class A (a)	25,400	269,240
Williams-Sonoma, Inc. (a)	12,200	346,846
		2,540,911
TOTAL CONSUMER DISCRETIONARY		22,038,005
CONSUMER STAPLES - 3.4%
Beverages - 1.1%
The Coca-Cola Co.	27,700	1,262,289
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	14,670	771,789
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Dean Foods Co. (a)	7,500	$ 343,125
Personal Products - 0.3%
Avon Products, Inc.	5,970	363,812
Tobacco - 1.0%
Altria Group, Inc.	27,030	1,116,339
TOTAL CONSUMER STAPLES		3,857,354
ENERGY - 2.5%
Energy Equipment & Services - 2.5%
BJ Services Co. (a)	2,400	97,704
ENSCO International, Inc.	11,300	339,000
GlobalSantaFe Corp.	7,100	176,648
Nabors Industries Ltd. (a)	1,800	81,144
Noble Corp. (a)	4,100	146,206
Pride International, Inc. (a)	30,200	574,706
Rowan Companies, Inc.	21,500	514,710
Smith International, Inc. (a)	11,800	482,502
Weatherford International Ltd. (a)	9,970	452,140
		2,864,760
FINANCIALS - 13.6%
Capital Markets - 0.4%
Merrill Lynch & Co., Inc.	4,300	186,190
Morgan Stanley	6,500	297,375
		483,565
Commercial Banks - 2.5%
Bank of America Corp.	13,900	1,031,380
Bank One Corp.	27,900	1,042,344
M&T Bank Corp.	7,800	694,590
		2,768,314
Consumer Finance - 0.6%
MBNA Corp.	35,200	705,760
Diversified Financial Services - 1.7%
Citigroup, Inc.	46,986	1,927,366
Insurance - 5.1%
AFLAC, Inc.	47,060	1,548,745
American International Group, Inc.	69,767	4,038,102
XL Capital Ltd. Class A	2,300	200,215
		5,787,062
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.3%
Fannie Mae	27,650	$ 2,046,100
Freddie Mac	28,150	1,683,652
		3,729,752
TOTAL FINANCIALS		15,401,819
HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	10,700	271,138
Boston Scientific Corp. (a)	8,400	437,640
Medtronic, Inc.	10,500	511,665
St. Jude Medical, Inc. (a)	12,700	712,470
		1,932,913
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	2,800	175,532
HealthSouth Corp. (a)	214,020	64,206
UnitedHealth Group, Inc.	40,900	3,923,946
		4,163,684
Pharmaceuticals - 6.1%
Abbott Laboratories	7,400	329,670
Forest Laboratories, Inc. (a)	5,400	272,700
Johnson & Johnson	43,800	2,380,530
Merck & Co., Inc.	26,000	1,445,080
Pfizer, Inc.	75,032	2,327,493
Wyeth	3,900	171,015
		6,926,488
TOTAL HEALTH CARE		13,023,085
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	20,400	946,968
Building Products - 0.4%
American Standard Companies, Inc. (a)	5,900	436,541
Commercial Services & Supplies - 0.2%
Manpower, Inc.	7,300	253,894
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Granite Construction, Inc.	8,600	$ 158,928
Industrial Conglomerates - 2.4%
General Electric Co.	66,270	1,901,949
Tyco International Ltd.	42,382	750,161
		2,652,110
Road & Rail - 1.0%
Canadian National Railway Co.	21,650	1,090,887
TOTAL INDUSTRIALS		5,539,328
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.5%
Motorola, Inc.	67,900	578,508
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	44,400	1,389,276
Western Digital Corp. (a)	17,800	222,856
		1,612,132
IT Services - 4.4%
Affiliated Computer Services, Inc. Class A (a)	18,200	843,388
First Data Corp.	93,200	3,860,344
Paychex, Inc.	9,270	282,920
		4,986,652
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	6,280	130,875
Intersil Corp. Class A (a)	6,900	168,636
		299,511
Software - 2.2%
Intuit, Inc. (a)	3,200	147,488
Microsoft Corp.	96,560	2,376,342
		2,523,830
TOTAL INFORMATION TECHNOLOGY		10,000,633
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcan, Inc.	32,800	992,486
Nucor Corp.	5,500	262,020
		1,254,506
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.2%
NTL, Inc. (a)	10,700	$ 291,575
Qwest Communications International, Inc. (a)	103,200	463,368
SBC Communications, Inc.	14,000	356,440
Verizon Communications, Inc.	34,400	1,302,040
		2,413,423
Wireless Telecommunication Services - 1.5%
Nextel Communications, Inc. Class A (a)	115,400	1,729,846
TOTAL TELECOMMUNICATION SERVICES		4,143,269
UTILITIES - 0.4%
Electric Utilities - 0.2%
PG&E Corp. (a)	12,600	214,200
Multi-Utilities & Unregulated Power - 0.2%
Reliant Resources, Inc. (a)	39,500	264,650
TOTAL UTILITIES		478,850
TOTAL COMMON STOCKS (Cost $73,644,302)		78,601,609
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	160	16,800
Series M, $11.125	35	3,649
		20,449
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,383)		20,449
Corporate Bonds - 14.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	$ 235,000	$ 210,913
Nonconvertible Bonds - 13.9%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	20,000	21,900
Dana Corp. 6.5% 3/1/09	30,000	28,500
Intermet Corp. 9.75% 6/15/09	85,000	80,750
Navistar International Corp. 8% 2/1/08	35,000	32,900
Stoneridge, Inc. 11.5% 5/1/12	15,000	16,425
		180,475
Hotels, Restaurants & Leisure - 1.0%
Alliance Gaming Corp. 10% 8/1/07	60,000	62,550
Bally Total Fitness Holding Corp. 9.875% 10/15/07	178,000	165,540
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	70,000	75,250
Friendly Ice Cream Corp. 10.5% 12/1/07	85,000	87,125
Herbst Gaming, Inc. 10.75% 9/1/08	35,000	38,150
HMH Properties, Inc. 7.875% 8/1/05	185,000	187,775
Mohegan Tribal Gaming Authority:
8% 4/1/12	30,000	31,650
8.375% 7/1/11	30,000	31,575
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	30,000	31,200
Park Place Entertainment Corp.:
7.875% 12/15/05	135,000	141,075
7.875% 3/15/10	30,000	31,350
9.375% 2/15/07	30,000	32,550
Premier Parks, Inc. 9.75% 6/15/07	40,000	40,400
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	80,000	84,600
Town Sports International, Inc. 9.625% 4/15/11 (e)	40,000	42,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	50,000	54,750
		1,137,540
Household Durables - 0.4%
D.R. Horton, Inc. 8% 2/1/09	65,000	70,525
Juno Lighting, Inc. 11.875% 7/1/09	60,000	64,200
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	120,000	126,000
Lyon William Homes, Inc. 10.75% 4/1/13	90,000	93,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
8.25% 4/1/08	$ 20,000	$ 20,800
9.125% 6/15/11	15,000	16,800
Standard Pacific Corp. 9.25% 4/15/12	30,000	31,800
		423,275
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	70,000	77,000
Media - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	20,000	20,300
9.875% 2/1/12	110,000	114,950
American Media Operations, Inc. 10.25% 5/1/09	70,000	75,250
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	105,000	96,600
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,400
Diamond Holdings PLC yankee 9.125% 2/1/08	40,000	34,600
EchoStar DBS Corp.:
9.125% 1/15/09	30,000	33,300
10.375% 10/1/07	55,000	60,775
Granite Broadcasting Corp. 10.375% 5/15/05	25,000	24,750
K-III Communications Corp. 8.5% 2/1/06	30,000	30,000
Lamar Media Corp. 7.25% 1/1/13 (e)(f)	40,000	41,700
LBI Media, Inc. 10.125% 7/15/12 (e)	60,000	64,800
News America, Inc. 6.55% 3/15/33 (e)	25,000	26,923
PEI Holdings, Inc. 11% 3/15/10 (e)	35,000	37,975
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	14,775
8.875% 5/15/11	35,000	36,575
Regal Cinemas Corp. 9.375% 2/1/12	70,000	75,250
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,250
Rogers Communications, Inc. yankee 8.875% 7/15/07	35,000	36,050
TV Azteca SA de CV yankee 10.5% 2/15/07	60,000	60,000
Yell Finance BV:
0% 8/1/11 (c)	60,000	48,900
10.75% 8/1/11	40,000	44,600
		1,031,723
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	$ 30,000	$ 26,400
Dillard's, Inc. 6.125% 11/1/03	15,000	14,888
		41,288
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	45,000	42,300
Gap, Inc. 10.55% 12/15/08	15,000	17,850
J Crew Intermediate LLC 0% 5/15/08 (c)(e)	144,608	73,750
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	62,700
United Auto Group, Inc. 9.625% 3/15/12	35,000	36,225
		232,825
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	60,000	57,600
Russell Corp. 9.25% 5/1/10	50,000	54,250
The William Carter Co. 10.875% 8/15/11	50,000	56,000
		167,850
TOTAL CONSUMER DISCRETIONARY		3,291,976
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	50,000	52,000
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
6% 12/15/05 (e)	65,000	60,450
6.875% 8/15/13	70,000	56,700
7.125% 1/15/07	60,000	57,900
7.625% 4/15/05	15,000	14,775
9.5% 2/15/11 (e)	55,000	58,438
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	100,000	88,500
9.125% 12/15/11	30,000	26,625
		363,388
Food Products - 0.4%
Corn Products International, Inc. 8.25% 7/15/07	60,000	64,800
Dean Foods Co. 6.9% 10/15/17	80,000	79,200
Del Monte Corp. 9.25% 5/15/11	140,000	150,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 75,000	$ 69,188
Dole Food Co., Inc. 8.875% 3/15/11 (e)	30,000	31,950
		395,288
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	19,800
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	70,000	74,192
TOTAL CONSUMER STAPLES		904,668
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	70,000	72,275
Grant Prideco, Inc. 9% 12/15/09	20,000	21,800
Key Energy Services, Inc. 8.375% 3/1/08	80,000	85,800
SESI LLC 8.875% 5/15/11	130,000	137,800
		317,675
Oil & Gas - 0.8%
Chesapeake Energy Corp.:
8.375% 11/1/08	55,000	58,713
9% 8/15/12	35,000	38,150
Clark Refining & Marketing, Inc. 8.875% 11/15/07	35,000	34,300
General Maritime Corp. 10% 3/15/13 (e)	30,000	32,100
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,300
9.5% 6/1/08	125,000	130,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	100,000	103,000
Plains Exploration & Production Co. LP 8.75% 7/1/12	30,000	32,025
Pogo Producing Co. 8.25% 4/15/11	25,000	27,250
Teekay Shipping Corp. 8.875% 7/15/11	90,000	98,550
Tesoro Petroleum Corp. 8% 4/15/08 (e)	20,000	20,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,213
6.5% 5/15/06	30,000	26,700
6.5% 6/1/08	25,000	21,031
6.95% 6/1/28	40,000	30,400
7.5% 8/15/06	80,000	74,400
7.75% 6/15/10	45,000	39,488
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.75% 10/15/35	$ 30,000	$ 23,775
Western Oil Sands, Inc. 8.375% 5/1/12	55,000	59,400
		878,795
TOTAL ENERGY		1,196,470
FINANCIALS - 1.6%
Capital Markets - 0.0%
Bank of New York Co., Inc. 4.25% 9/4/12 (h)	10,000	10,567
Consumer Finance - 0.1%
Capital One Financial Corp. 8.75% 2/1/07	35,000	38,500
SLM Corp. 3.625% 3/17/08	50,000	51,557
		90,057
Diversified Financial Services - 1.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	15,000	13,575
6.875% 5/1/29	15,000	12,000
8.25% 7/15/10	65,000	62,725
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	90,000	96,300
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,000
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	28,576	19,146
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	55,000	61,050
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	35,000	37,188
10.625% 12/1/12 (e)	30,000	34,200
FIMEP SA 10.5% 2/15/13 (e)	60,000	65,100
Frontier Escrow Corp. 8% 4/15/13 (e)	20,000	20,500
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	130,000	126,750
IOS Capital, Inc. 9.75% 6/15/04	100,000	102,500
Leucadia National Corp. 7% 8/15/13 (e)	60,000	60,150
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	50,000	52,250
Northern Telecom Capital Corp. 7.875% 6/15/26	40,000	35,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 145,000	$ 139,200
7% 8/3/09	65,000	54,600
7.25% 2/15/11	80,000	67,200
7.75% 8/15/06	130,000	117,650
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	20,000	20,800
11% 2/15/13 (e)	10,000	10,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	105,000	112,613
Western Financial Bank 9.625% 5/15/12	95,000	100,700
		1,460,797
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	50,000	49,000
Real Estate - 0.2%
EOP Operating LP 7.75% 11/15/07	25,000	29,499
LNR Property Corp.:
9.375% 3/15/08	55,000	56,925
10.5% 1/15/09	25,000	26,500
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,600
8.625% 1/15/12	50,000	53,000
		206,524
TOTAL FINANCIALS		1,816,945
HEALTH CARE - 0.6%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	40,000	43,600
Nortel Networks Corp. 6.125% 2/15/06	5,000	4,850
Qwest Services Corp.:
13% 12/15/07 (e)	40,000	44,200
13.5% 12/15/10 (e)	70,000	79,450
14% 12/15/14 (e)	72,000	83,880
		255,980
Health Care Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	5,000	5,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	$ 40,000	$ 43,600
PacifiCare Health Systems, Inc. 10.75% 6/1/09	95,000	104,025
Tenet Healthcare Corp.:
6.375% 12/1/11	35,000	33,950
7.375% 2/1/13	35,000	35,525
Vanguard Health Systems, Inc. 9.75% 8/1/11	75,000	78,375
		295,475
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	115,000	124,200
TOTAL HEALTH CARE		680,805
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
Transdigm, Inc. 10.375% 12/1/08	30,000	32,100
Airlines - 0.1%
Continental Airlines, Inc. 8% 12/15/05	5,000	3,950
Delta Air Lines, Inc. 7.9% 12/15/09	35,000	25,113
Northwest Airlines, Inc.:
7.875% 3/15/08	10,000	7,250
9.875% 3/15/07	30,000	23,100
		59,413
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	49,938
Nortek, Inc.:
9.125% 9/1/07	65,000	67,113
9.25% 3/15/07	20,000	20,600
		137,651
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	45,000	45,900
7.875% 1/1/09	15,000	15,225
7.875% 4/15/13	70,000	70,525
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	28,800
JohnsonDiversey, Inc. 9.625% 5/15/12	20,000	22,100
National Waterworks, Inc. 10.5% 12/1/12	30,000	33,000
		215,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (e)	$ 75,000	$ 73,500
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
5.8% 8/1/06	90,000	90,900
6.375% 6/15/05	5,000	5,163
6.375% 2/15/06	40,000	41,200
6.75% 2/15/11	20,000	20,450
		157,713
Machinery - 0.6%
AGCO Corp.:
8.5% 3/15/06	20,000	20,000
9.5% 5/1/08	50,000	54,500
Cummins, Inc.:
5.65% 3/1/98	55,000	35,200
9.5% 12/1/10 (e)	40,000	43,200
Dresser, Inc. 9.375% 4/15/11	125,000	128,125
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	85,000	89,250
Navistar International Corp. 9.375% 6/1/06	15,000	15,600
NMHG Holding Co. 10% 5/15/09	40,000	43,000
Terex Corp. 8.875% 4/1/08	95,000	96,425
TriMas Corp.:
9.875% 6/15/12 (e)	50,000	51,000
9.875% 6/15/12	50,000	51,000
		627,300
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	10,000	10,050
11.75% 6/15/09	30,000	30,300
		40,350
TOTAL INDUSTRIALS		1,343,577
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. 9.75% 2/15/08	60,000	66,900
Ingram Micro, Inc. 9.875% 8/15/08	90,000	95,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc. 8.875% 1/15/13 (e)	$ 70,000	$ 75,075
Solectron Corp. 7.375% 3/1/06	100,000	100,000
		337,600
IT Services - 0.0%
Anteon Corp. 12% 5/15/09	15,000	16,500
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	65,000	65,975
7.2% 4/1/16	80,000	76,000
		141,975
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	20,000	22,200
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	55,000	44,550
		66,750
TOTAL INFORMATION TECHNOLOGY		562,825
MATERIALS - 1.5%
Chemicals - 0.4%
Berry Plastics Corp. 10.75% 7/15/12	95,000	102,600
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (e)	15,000	15,225
Geon Co. 6.875% 12/15/05	15,000	13,800
Huntsman International LLC:
9.875% 3/1/09	25,000	25,500
9.875% 3/1/09 (e)	50,000	51,000
Methanex Corp. yankee 7.75% 8/15/05	35,000	36,400
Millennium America, Inc.:
9.25% 6/15/08	70,000	75,775
9.25% 6/15/08 (e)	30,000	32,475
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	25,000	26,063
PolyOne Corp.:
8.875% 5/1/12	95,000	84,550
10.625% 5/15/10 (e)	30,000	28,800
Resolution Performance Products LLC 9.5% 4/15/10 (e)	20,000	20,400
		512,588
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11 (e)	$ 90,000	$ 90,000
Containers & Packaging - 0.7%
Anchor Glass Container Corp. 11% 2/15/13 (e)	60,000	63,000
BWAY Corp. 10% 10/15/10 (e)	30,000	31,125
Crown Cork & Seal, Inc. 8% 4/15/23	20,000	14,200
Graphic Packaging Corp. 8.625% 2/15/12	20,000	20,950
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	100,000	100,000
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	35,000	37,275
8.875% 2/15/09	45,000	47,700
Owens-Illinois, Inc.:
7.15% 5/15/05	175,000	175,875
7.35% 5/15/08	45,000	43,425
7.5% 5/15/10	40,000	38,700
7.8% 5/15/18	145,000	131,950
8.1% 5/15/07	20,000	19,800
Silgan Holdings, Inc. 9% 6/1/09	35,000	36,225
		760,225
Metals & Mining - 0.0%
Phelps Dodge Corp. 9.5% 6/1/31	25,000	31,156
Steel Dynamics, Inc. 9.5% 3/15/09	25,000	25,750
		56,906
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
7.375% 12/1/25	20,000	16,600
7.5% 5/15/06	55,000	54,450
8.125% 5/15/11	50,000	48,938
8.875% 5/15/31	30,000	27,600
9.625% 3/15/22	20,000	18,800
Louisiana-Pacific Corp. 10.875% 11/15/08	20,000	22,400
Stone Container Corp.:
8.375% 7/1/12	80,000	84,200
9.75% 2/1/11	55,000	60,225
		333,213
TOTAL MATERIALS		1,752,932
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 22,000	$ 27,663
France Telecom SA 10% 3/1/31 (d)	10,000	13,738
Qwest Corp. 8.875% 3/15/12 (e)	135,000	151,200
Rogers Cantel, Inc. yankee 8.8% 10/1/07	80,000	81,200
Triton PCS, Inc.:
8.5% 6/1/13 (e)(f)	30,000	30,000
8.75% 11/15/11	85,000	79,900
9.375% 2/1/11	35,000	33,950
11% 5/1/08	20,000	21,050
U.S. West Communications 5.65% 11/1/04	25,000	24,625
		463,326
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp.:
9.375% 8/1/11	60,000	60,000
10.75% 8/1/11	45,000	46,350
Nextel Communications, Inc.:
9.375% 11/15/09	15,000	15,900
9.5% 2/1/11	35,000	37,975
9.75% 10/31/07	20,000	20,550
9.95% 2/15/08	20,000	20,800
Nextel Partners, Inc.:
0% 2/1/09 (c)	126,000	128,205
12.5% 11/15/09	45,000	50,175
Rogers Wireless, Inc. 9.625% 5/1/11	130,000	144,950
SpectraSite, Inc. 8.25% 5/15/10 (e)	40,000	40,200
VoiceStream Wireless Corp. 0% 11/15/09 (c)	110,000	106,700
		671,805
TOTAL TELECOMMUNICATION SERVICES		1,135,131
UTILITIES - 2.7%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	68,792	71,888
Series B, 10.25% 11/15/07 (e)(h)	6,204	6,080
7.8% 3/15/11	150,000	126,000
8.75% 4/15/12 (e)	170,000	143,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
6.75% 1/15/04	$ 25,000	$ 24,875
7.5% 1/15/09	20,000	18,900
7.625% 11/15/04	15,000	14,850
8.5% 4/15/11	30,000	29,100
8.9% 7/15/08	5,000	4,925
9.875% 10/15/07	25,000	25,750
Edison International 6.875% 9/15/04	30,000	30,150
Illinois Power Co. 11.5% 12/15/10 (e)	90,000	99,000
Midland Funding Corp. II 11.75% 7/23/05	30,000	32,100
Nevada Power Co. 10.875% 10/15/09	60,000	66,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	65,000	65,000
6.25% 3/1/04	90,000	90,000
10% 11/1/05 (e)(h)	60,000	61,200
Southern California Edison Co.:
6.25% 6/15/03	10,000	10,000
7.25% 3/1/26	50,000	50,000
8% 2/15/07 (e)	50,000	54,500
TECO Energy, Inc. 10.5% 12/1/07	45,000	51,750
		1,075,718
Gas Utilities - 0.7%
ANR Pipeline, Inc. 9.625% 11/1/21	80,000	92,200
El Paso Energy Corp.:
6.75% 5/15/09	40,000	34,150
6.95% 12/15/07	105,000	92,925
7.375% 12/15/12	5,000	4,150
7.75% 1/15/32	35,000	27,213
7.8% 8/1/31	30,000	22,500
8.05% 10/15/30	95,000	76,119
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	20,000	20,750
7.75% 5/15/13 (e)	20,000	21,200
Sonat, Inc.:
6.625% 2/1/08	65,000	55,250
6.75% 10/1/07	35,000	30,363
6.875% 6/1/05	140,000	132,825
Tennessee Gas Pipeline Co. 7.625% 4/1/37	35,000	33,425
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	$ 35,000	$ 35,000
8.875% 7/15/12	50,000	55,188
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,525
		742,783
Multi-Utilities & Unregulated Power - 1.1%
AES Corp.:
8.375% 8/15/07	25,000	22,125
8.5% 11/1/07	30,000	26,550
8.75% 6/15/08	25,000	23,375
8.75% 5/15/13 (e)	80,000	80,800
8.875% 2/15/11	47,000	42,946
9% 5/15/15 (e)	80,000	81,200
9.375% 9/15/10	11,000	10,299
9.5% 6/1/09	9,000	8,483
10.25% 7/15/06	30,000	28,950
El Paso Corp.:
7% 5/15/11	90,000	77,400
7.875% 6/15/12 (e)	35,000	30,625
El Paso Production Holding Co. 7.75% 6/1/13 (e)	130,000	129,675
Western Resources, Inc. 9.75% 5/1/07	105,000	114,975
Williams Companies, Inc.:
6.5% 8/1/06	155,000	146,281
6.75% 1/15/06	40,000	38,400
7.125% 9/1/11	25,000	23,375
7.625% 7/15/19	35,000	30,450
7.75% 6/15/31	25,000	22,000
7.875% 9/1/21	125,000	109,531
8.125% 3/15/12 (e)	50,000	49,000
9.25% 3/15/04	110,000	112,200
		1,208,640
TOTAL UTILITIES		3,027,141
TOTAL NONCONVERTIBLE BONDS		15,712,470
TOTAL CORPORATE BONDS (Cost $14,610,141)		15,923,383
U.S. Government and Government Agency Obligations - 5.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
2.5% 6/15/08	$ 745,000	$ 745,144
3.25% 11/15/07	195,000	202,786
3.25% 1/15/08	255,000	264,612
6.25% 2/1/11	120,000	140,717
6.25% 7/19/11	50,000	52,415
Freddie Mac:
2.75% 12/30/05	500,000	504,470
5.875% 3/21/11	100,000	115,098
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,025,242
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	142,331	177,924
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.1% 7/3/03 to 8/21/03 (g)	200,000	199,731
U.S. Treasury Bonds:
7.875% 2/15/21	1,420,000	2,065,989
11.75% 2/15/10	645,000	757,296
U.S. Treasury Notes 4.375% 5/15/07	1,100,000	1,201,793
TOTAL U.S. TREASURY OBLIGATIONS		4,224,809
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,218,680)		6,427,975
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust Series 2002-BC6 Class A2, 1.67% 8/25/32 (h)	82,472	82,214
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.75% 5/25/33 (h)	48,810	48,874
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.56% 9/15/09 (h)	120,000	120,115
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	29,525	29,785
TOTAL ASSET-BACKED SECURITIES (Cost $280,772)		280,988
Collateralized Mortgage Obligations - 0.0%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.0%
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2303 Class VT, 6% 2/15/12 (Cost $13,267)	$ 12,813	$ 13,199
Fixed-Income Funds - 0.1%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $99,953)	1,008	100,135
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 1.3% (b) (Cost $10,819,123)	10,819,123	10,819,123
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $105,705,621)		112,186,861
NET OTHER ASSETS - 0.9%		996,184
NET ASSETS - 100%		$ 113,183,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
12 S&P 500 Index Contracts	June 2003	$ 2,889,900	$ 186,415
The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,386,798 or 3.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,731.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.5%
AAA,AA,A	0.4%
BBB	0.3%
BB	3.5%
B	7.3%
CCC,CC,C	2.8%
Not Rated	0.1%
Equities	72.0%
Short-Term Investments and Net Other Assets	8.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $49,479,101 and $55,433,449, respectively, of which long-term U.S. government and government agency obligations aggregated $14,806,785 and $13,927,746, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,778 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $27,179,000 of which $348,000, $394,000, $14,773,000 and $11,664,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $105,705,621) - See accompanying schedule		$ 112,186,861
Receivable for investments sold		1,128,543
Receivable for fund shares sold		163,791
Dividends receivable		37,526
Interest receivable		417,063
Receivable for daily variation on futures contracts		42,300
Other receivables		221
Total assets		113,976,305

Liabilities
Payable to custodian bank	$ 5,907
Payable for investments purchased Regular delivery	509,794
Delayed delivery	72,761
Payable for fund shares redeemed	64,767
Accrued management fee	53,772
Distribution fees payable	49,947
Other payables and accrued expenses	36,312
Total liabilities		793,260

Net Assets		$ 113,183,045
Net Assets consist of:
Paid in capital		$ 136,539,141
Undistributed net investment income		346,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,369,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,667,605
Net Assets		$ 113,183,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,404,491 ÷ 3,448,687 shares)	$ 9.11

Maximum offering price per share (100/94.25 of $9.11)	$ 9.67
Class T: Net Asset Value and redemption price per share ($45,034,293 ÷ 4,964,110 shares)	$ 9.07

Maximum offering price per share (100/96.50 of $9.07)	$ 9.40
Class B: Net Asset Value and offering price per share ($21,029,754 ÷ 2,323,125 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($10,125,096 ÷ 1,119,150 shares)A	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,589,411 ÷ 613,728 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 399,384
Interest		1,121,691
Security Lending		233
Total income		1,521,308

Expenses
Management fee	$ 305,913
Transfer agent fees	174,283
Distribution fees	292,850
Accounting fees and expenses	32,421
Non-interested trustees' compensation	210
Custodian fees and expenses	10,442
Registration fees	51,580
Audit	19,908
Legal	378
Miscellaneous	288
Total expenses before reductions	888,273
Expense reductions	(27,204)	861,069
Net investment income (loss)		660,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(377,334)
Foreign currency transactions	(23)
Futures contracts	88,437
Total net realized gain (loss)		(288,920)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,443,849
Assets and liabilities in foreign currencies	(102)
Futures contracts	(34,493)
Total change in net unrealized appreciation (depreciation)		4,409,254
Net gain (loss)		4,120,334
Net increase (decrease) in net assets resulting from operations		$ 4,780,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 660,239	$ 1,466,641
Net realized gain (loss)	(288,920)	(11,350,346)
Change in net unrealized appreciation (depreciation)	4,409,254	(1,675,232)
Net increase (decrease) in net assets resulting from operations	4,780,573	(11,558,937)
Distributions to shareholders from net investment income	(722,776)	(1,462,340)
Share transactions - net increase (decrease)	(767,165)	3,698,360
Total increase (decrease) in net assets	3,290,632	(9,322,917)

Net Assets
Beginning of period	109,892,413	119,215,330
End of period (including undistributed net investment income of $346,043 and undistributed net investment income of $408,580, respectively)	$ 113,183,045	$ 109,892,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.15	.20	.19	.12
Net realized and unrealized gain (loss)	.34	(1.05)	(1.20)	.08	.80
Total from investment operations	.41	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.07)	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 9.11	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total ReturnB,C,D	4.75%	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.34%A	1.29%	1.26%	1.51%	2.95%A
Expenses net of voluntary waivers, if any	1.34%A	1.29%	1.26%	1.51%	1.75%A
Expenses net of all reductions	1.29%A	1.25%	1.23%	1.49%	1.74%A
Net investment income (loss)	1.61%A	1.65%	1.97%	1.64%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,404	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.13	.17	.16	.10
Net realized and unrealized gain (loss)	.33	(1.05)	(1.19)	.08	.79
Total from investment operations	.38	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.06)	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 9.07	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total ReturnB,C,D	4.41%	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.68%A	1.56%	1.55%	1.78%	3.13%A
Expenses net of voluntary waivers, if any	1.68%A	1.56%	1.55%	1.78%	2.00%A
Expenses net of all reductions	1.62%A	1.53%	1.52%	1.76%	1.99%A
Net investment income (loss)	1.28%A	1.38%	1.69%	1.37%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,034	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.33	(1.05)	(1.19)	.09	.80
Total from investment operations	.36	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.04)	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 9.05	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total ReturnB,C,D	4.16%	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.19%A	2.10%	2.04%	2.27%	3.67%A
Expenses net of voluntary waivers, if any	2.19%A	2.10%	2.04%	2.27%	2.50%A
Expenses net of all reductions	2.13%A	2.06%	2.01%	2.26%	2.49%A
Net investment income (loss)	.77%A	.84%	1.20%	.87%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,030	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.34	(1.05)	(1.18)	.08	.80
Total from investment operations	.37	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.04)	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 9.05	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total ReturnB,C,D	4.28%	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15%A	2.07%	2.02%	2.26%	3.68%A
Expenses net of voluntary waivers, if any	2.15%A	2.07%	2.02%	2.26%	2.50%A
Expenses net of all reductions	2.09%A	2.03%	1.99%	2.24%	2.49%A
Net investment income (loss)	.81%A	.88%	1.22%	.88%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,125	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.16	.24	.22	.14
Net realized and unrealized gain (loss)	.34	(1.04)	(1.21)	.08	.81
Total from investment operations	.41	(.88)	(.97)	.30	.95
Distributions from net investment income	(.08)	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 9.11	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total ReturnB,C	4.76%	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.20%A	1.11%	.95%	1.28%	2.70%A
Expenses net of voluntary waivers, if any	1.20%A	1.11%	.95%	1.28%	1.50%A
Expenses net of all reductions	1.15%A	1.07%	.92%	1.26%	1.49%A
Net investment income (loss)	1.75%A	1.84%	2.29%	1.87%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,589	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 11,513,855	|
Unrealized depreciation	(6,496,596)
Net unrealized appreciation (depreciation)	$ 5,017,259
Cost for federal income tax purposes	$ 107,169,602

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 39,680	$ 64	$3,591
Class T	.27%	.25%	110,884	354	5,266
Class B	.75%	.25%	95,582	71,723	-
Class C	.75%	.25%	46,704	7,572	-
			$ 292,850	$ 79,713	$8,857

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,199
Class T	4,416
Class B*	39,695
Class C*	458
$ 49,768

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,072	.26*
Class T	73,390	.35*
Class B	36,576	.38*
Class C	16,024	.34*
Institutional Class	10,221	.40*
	$ 174,283

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $45,905 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 18,063	$ 284
Class A	3,591	-	-
Class T	5,266	-	-
	$ 8,857	$ 18,063	$ 284

7. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 237,211	$ 286,281
Class T	302,508	821,156
Class B	90,145	180,392
Class C	44,142	93,044
Institutional Class	48,770	81,467
Total	$ 722,776	$ 1,462,340

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	285,938	2,397,802	$ 2,409,367	$ 20,719,417
Reinvestment of distributions	28,147	29,971	234,471	281,079
Shares redeemed	(273,372)	(493,090)	(2,302,308)	(4,329,528)
Net increase (decrease)	40,713	1,934,683	$ 341,530	$ 16,670,968
Class T
Shares sold	499,168	1,700,009	$ 4,230,802	$ 14,892,440
Reinvestment of distributions	35,856	84,041	297,406	810,453
Shares redeemed	(807,956)	(3,833,418)	(6,842,445)	(33,772,832)
Net increase (decrease)	(272,932)	(2,049,368)	$ (2,314,237)	$ (18,069,939)
Class B
Shares sold	389,196	609,734	$ 3,286,246	$ 5,567,194
Reinvestment of distributions	9,432	16,285	78,412	158,803
Shares redeemed	(282,949)	(627,755)	(2,363,531)	(5,501,721)
Net increase (decrease)	115,679	(1,736)	$ 1,001,127	$ 224,276
Class C
Shares sold	212,401	389,032	$ 1,780,819	$ 3,544,462
Reinvestment of distributions	4,703	8,234	39,047	80,247
Shares redeemed	(196,159)	(429,343)	(1,643,846)	(3,856,430)
Net increase (decrease)	20,945	(32,077)	$ 176,020	$ (231,721)
Institutional Class
Shares sold	67,292	681,032	$ 567,939	$ 6,434,799
Reinvestment of distributions	5,726	8,237	47,501	76,893
Shares redeemed	(69,830)	(154,427)	(587,045)	(1,406,916)
Net increase (decrease)	3,188	534,842	$ 28,395	$ 5,104,776

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Asset Allocation

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.5	2.7
UnitedHealth Group, Inc.	3.5	1.8
First Data Corp.	3.4	2.1
Clear Channel Communications, Inc.	3.4	3.9
Kohl's Corp.	2.3	1.8
KB Home	2.2	1.2
Johnson & Johnson	2.1	2.3
Microsoft Corp.	2.1	2.5
Pfizer, Inc.	2.1	1.7
Radio One, Inc. Class D (non-vtg.)	1.9	2.7
	26.5
Market Sectors as of May 31, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	18.7
Financials	13.6	14.6
Health Care	11.5	12.6
Information Technology	8.8	5.4
Industrials	4.9	10.0
Telecommunication Services	3.7	2.2
Consumer Staples	3.4	3.1
Energy	2.5	2.8
Materials	1.1	1.1
Utilities	0.4	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stock class 72%		Stock class 75%
	Bond class 20%		Bond class 22%
	Short-term class 8%		Short-term class 3%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.5%
Hotels, Restaurants & Leisure - 0.5%
Applebee's International, Inc.	17,800	$ 546,282
Household Durables - 6.9%
Beazer Homes USA, Inc. (a)	14,500	1,229,600
Centex Corp.	16,100	1,249,843
Garmin Ltd. (a)	1,700	82,025
Harman International Industries, Inc.	2,800	207,760
KB Home	40,600	2,537,500
Lennar Corp.:
Class A	15,200	1,019,160
Class B	1,280	83,392
Mohawk Industries, Inc. (a)	23,865	1,377,249
		7,786,529
Media - 7.6%
AOL Time Warner, Inc. (a)	46,700	710,774
Clear Channel Communications, Inc. (a)	93,557	3,807,770
Radio One, Inc.:
Class A (a)	49,670	832,420
Class D (non-vtg.) (a)	130,070	2,172,169
Scholastic Corp. (a)	6,600	205,656
Viacom, Inc. Class B (non-vtg.) (a)	18,200	828,464
		8,557,253
Multiline Retail - 2.3%
Kohl's Corp. (a)	49,800	2,607,030
Specialty Retail - 2.2%
Best Buy Co., Inc. (a)	2,850	110,295
Blockbuster, Inc. Class A	13,100	221,390
Circuit City Stores, Inc.	31,000	222,890
Home Depot, Inc.	29,200	948,708
Weight Watchers International, Inc. (a)	9,900	421,542
Wet Seal, Inc. Class A (a)	25,400	269,240
Williams-Sonoma, Inc. (a)	12,200	346,846
		2,540,911
TOTAL CONSUMER DISCRETIONARY		22,038,005
CONSUMER STAPLES - 3.4%
Beverages - 1.1%
The Coca-Cola Co.	27,700	1,262,289
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	14,670	771,789
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Dean Foods Co. (a)	7,500	$ 343,125
Personal Products - 0.3%
Avon Products, Inc.	5,970	363,812
Tobacco - 1.0%
Altria Group, Inc.	27,030	1,116,339
TOTAL CONSUMER STAPLES		3,857,354
ENERGY - 2.5%
Energy Equipment & Services - 2.5%
BJ Services Co. (a)	2,400	97,704
ENSCO International, Inc.	11,300	339,000
GlobalSantaFe Corp.	7,100	176,648
Nabors Industries Ltd. (a)	1,800	81,144
Noble Corp. (a)	4,100	146,206
Pride International, Inc. (a)	30,200	574,706
Rowan Companies, Inc.	21,500	514,710
Smith International, Inc. (a)	11,800	482,502
Weatherford International Ltd. (a)	9,970	452,140
		2,864,760
FINANCIALS - 13.6%
Capital Markets - 0.4%
Merrill Lynch & Co., Inc.	4,300	186,190
Morgan Stanley	6,500	297,375
		483,565
Commercial Banks - 2.5%
Bank of America Corp.	13,900	1,031,380
Bank One Corp.	27,900	1,042,344
M&T Bank Corp.	7,800	694,590
		2,768,314
Consumer Finance - 0.6%
MBNA Corp.	35,200	705,760
Diversified Financial Services - 1.7%
Citigroup, Inc.	46,986	1,927,366
Insurance - 5.1%
AFLAC, Inc.	47,060	1,548,745
American International Group, Inc.	69,767	4,038,102
XL Capital Ltd. Class A	2,300	200,215
		5,787,062
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.3%
Fannie Mae	27,650	$ 2,046,100
Freddie Mac	28,150	1,683,652
		3,729,752
TOTAL FINANCIALS		15,401,819
HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	10,700	271,138
Boston Scientific Corp. (a)	8,400	437,640
Medtronic, Inc.	10,500	511,665
St. Jude Medical, Inc. (a)	12,700	712,470
		1,932,913
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	2,800	175,532
HealthSouth Corp. (a)	214,020	64,206
UnitedHealth Group, Inc.	40,900	3,923,946
		4,163,684
Pharmaceuticals - 6.1%
Abbott Laboratories	7,400	329,670
Forest Laboratories, Inc. (a)	5,400	272,700
Johnson & Johnson	43,800	2,380,530
Merck & Co., Inc.	26,000	1,445,080
Pfizer, Inc.	75,032	2,327,493
Wyeth	3,900	171,015
		6,926,488
TOTAL HEALTH CARE		13,023,085
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	20,400	946,968
Building Products - 0.4%
American Standard Companies, Inc. (a)	5,900	436,541
Commercial Services & Supplies - 0.2%
Manpower, Inc.	7,300	253,894
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Granite Construction, Inc.	8,600	$ 158,928
Industrial Conglomerates - 2.4%
General Electric Co.	66,270	1,901,949
Tyco International Ltd.	42,382	750,161
		2,652,110
Road & Rail - 1.0%
Canadian National Railway Co.	21,650	1,090,887
TOTAL INDUSTRIALS		5,539,328
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.5%
Motorola, Inc.	67,900	578,508
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	44,400	1,389,276
Western Digital Corp. (a)	17,800	222,856
		1,612,132
IT Services - 4.4%
Affiliated Computer Services, Inc. Class A (a)	18,200	843,388
First Data Corp.	93,200	3,860,344
Paychex, Inc.	9,270	282,920
		4,986,652
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	6,280	130,875
Intersil Corp. Class A (a)	6,900	168,636
		299,511
Software - 2.2%
Intuit, Inc. (a)	3,200	147,488
Microsoft Corp.	96,560	2,376,342
		2,523,830
TOTAL INFORMATION TECHNOLOGY		10,000,633
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcan, Inc.	32,800	992,486
Nucor Corp.	5,500	262,020
		1,254,506
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.2%
NTL, Inc. (a)	10,700	$ 291,575
Qwest Communications International, Inc. (a)	103,200	463,368
SBC Communications, Inc.	14,000	356,440
Verizon Communications, Inc.	34,400	1,302,040
		2,413,423
Wireless Telecommunication Services - 1.5%
Nextel Communications, Inc. Class A (a)	115,400	1,729,846
TOTAL TELECOMMUNICATION SERVICES		4,143,269
UTILITIES - 0.4%
Electric Utilities - 0.2%
PG&E Corp. (a)	12,600	214,200
Multi-Utilities & Unregulated Power - 0.2%
Reliant Resources, Inc. (a)	39,500	264,650
TOTAL UTILITIES		478,850
TOTAL COMMON STOCKS (Cost $73,644,302)		78,601,609
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	160	16,800
Series M, $11.125	35	3,649
		20,449
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,383)		20,449
Corporate Bonds - 14.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	$ 235,000	$ 210,913
Nonconvertible Bonds - 13.9%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	20,000	21,900
Dana Corp. 6.5% 3/1/09	30,000	28,500
Intermet Corp. 9.75% 6/15/09	85,000	80,750
Navistar International Corp. 8% 2/1/08	35,000	32,900
Stoneridge, Inc. 11.5% 5/1/12	15,000	16,425
		180,475
Hotels, Restaurants & Leisure - 1.0%
Alliance Gaming Corp. 10% 8/1/07	60,000	62,550
Bally Total Fitness Holding Corp. 9.875% 10/15/07	178,000	165,540
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	70,000	75,250
Friendly Ice Cream Corp. 10.5% 12/1/07	85,000	87,125
Herbst Gaming, Inc. 10.75% 9/1/08	35,000	38,150
HMH Properties, Inc. 7.875% 8/1/05	185,000	187,775
Mohegan Tribal Gaming Authority:
8% 4/1/12	30,000	31,650
8.375% 7/1/11	30,000	31,575
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	30,000	31,200
Park Place Entertainment Corp.:
7.875% 12/15/05	135,000	141,075
7.875% 3/15/10	30,000	31,350
9.375% 2/15/07	30,000	32,550
Premier Parks, Inc. 9.75% 6/15/07	40,000	40,400
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	80,000	84,600
Town Sports International, Inc. 9.625% 4/15/11 (e)	40,000	42,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	50,000	54,750
		1,137,540
Household Durables - 0.4%
D.R. Horton, Inc. 8% 2/1/09	65,000	70,525
Juno Lighting, Inc. 11.875% 7/1/09	60,000	64,200
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	120,000	126,000
Lyon William Homes, Inc. 10.75% 4/1/13	90,000	93,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
8.25% 4/1/08	$ 20,000	$ 20,800
9.125% 6/15/11	15,000	16,800
Standard Pacific Corp. 9.25% 4/15/12	30,000	31,800
		423,275
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	70,000	77,000
Media - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	20,000	20,300
9.875% 2/1/12	110,000	114,950
American Media Operations, Inc. 10.25% 5/1/09	70,000	75,250
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	105,000	96,600
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,400
Diamond Holdings PLC yankee 9.125% 2/1/08	40,000	34,600
EchoStar DBS Corp.:
9.125% 1/15/09	30,000	33,300
10.375% 10/1/07	55,000	60,775
Granite Broadcasting Corp. 10.375% 5/15/05	25,000	24,750
K-III Communications Corp. 8.5% 2/1/06	30,000	30,000
Lamar Media Corp. 7.25% 1/1/13 (e)(f)	40,000	41,700
LBI Media, Inc. 10.125% 7/15/12 (e)	60,000	64,800
News America, Inc. 6.55% 3/15/33 (e)	25,000	26,923
PEI Holdings, Inc. 11% 3/15/10 (e)	35,000	37,975
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	14,775
8.875% 5/15/11	35,000	36,575
Regal Cinemas Corp. 9.375% 2/1/12	70,000	75,250
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,250
Rogers Communications, Inc. yankee 8.875% 7/15/07	35,000	36,050
TV Azteca SA de CV yankee 10.5% 2/15/07	60,000	60,000
Yell Finance BV:
0% 8/1/11 (c)	60,000	48,900
10.75% 8/1/11	40,000	44,600
		1,031,723
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	$ 30,000	$ 26,400
Dillard's, Inc. 6.125% 11/1/03	15,000	14,888
		41,288
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	45,000	42,300
Gap, Inc. 10.55% 12/15/08	15,000	17,850
J Crew Intermediate LLC 0% 5/15/08 (c)(e)	144,608	73,750
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	62,700
United Auto Group, Inc. 9.625% 3/15/12	35,000	36,225
		232,825
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	60,000	57,600
Russell Corp. 9.25% 5/1/10	50,000	54,250
The William Carter Co. 10.875% 8/15/11	50,000	56,000
		167,850
TOTAL CONSUMER DISCRETIONARY		3,291,976
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	50,000	52,000
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
6% 12/15/05 (e)	65,000	60,450
6.875% 8/15/13	70,000	56,700
7.125% 1/15/07	60,000	57,900
7.625% 4/15/05	15,000	14,775
9.5% 2/15/11 (e)	55,000	58,438
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	100,000	88,500
9.125% 12/15/11	30,000	26,625
		363,388
Food Products - 0.4%
Corn Products International, Inc. 8.25% 7/15/07	60,000	64,800
Dean Foods Co. 6.9% 10/15/17	80,000	79,200
Del Monte Corp. 9.25% 5/15/11	140,000	150,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 9.75% 5/15/07	$ 75,000	$ 69,188
Dole Food Co., Inc. 8.875% 3/15/11 (e)	30,000	31,950
		395,288
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	19,800
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	70,000	74,192
TOTAL CONSUMER STAPLES		904,668
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	70,000	72,275
Grant Prideco, Inc. 9% 12/15/09	20,000	21,800
Key Energy Services, Inc. 8.375% 3/1/08	80,000	85,800
SESI LLC 8.875% 5/15/11	130,000	137,800
		317,675
Oil & Gas - 0.8%
Chesapeake Energy Corp.:
8.375% 11/1/08	55,000	58,713
9% 8/15/12	35,000	38,150
Clark Refining & Marketing, Inc. 8.875% 11/15/07	35,000	34,300
General Maritime Corp. 10% 3/15/13 (e)	30,000	32,100
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,300
9.5% 6/1/08	125,000	130,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	100,000	103,000
Plains Exploration & Production Co. LP 8.75% 7/1/12	30,000	32,025
Pogo Producing Co. 8.25% 4/15/11	25,000	27,250
Teekay Shipping Corp. 8.875% 7/15/11	90,000	98,550
Tesoro Petroleum Corp. 8% 4/15/08 (e)	20,000	20,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,213
6.5% 5/15/06	30,000	26,700
6.5% 6/1/08	25,000	21,031
6.95% 6/1/28	40,000	30,400
7.5% 8/15/06	80,000	74,400
7.75% 6/15/10	45,000	39,488
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.75% 10/15/35	$ 30,000	$ 23,775
Western Oil Sands, Inc. 8.375% 5/1/12	55,000	59,400
		878,795
TOTAL ENERGY		1,196,470
FINANCIALS - 1.6%
Capital Markets - 0.0%
Bank of New York Co., Inc. 4.25% 9/4/12 (h)	10,000	10,567
Consumer Finance - 0.1%
Capital One Financial Corp. 8.75% 2/1/07	35,000	38,500
SLM Corp. 3.625% 3/17/08	50,000	51,557
		90,057
Diversified Financial Services - 1.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	15,000	13,575
6.875% 5/1/29	15,000	12,000
8.25% 7/15/10	65,000	62,725
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	90,000	96,300
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	40,000	39,000
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	28,576	19,146
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	55,000	61,050
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	35,000	37,188
10.625% 12/1/12 (e)	30,000	34,200
FIMEP SA 10.5% 2/15/13 (e)	60,000	65,100
Frontier Escrow Corp. 8% 4/15/13 (e)	20,000	20,500
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	130,000	126,750
IOS Capital, Inc. 9.75% 6/15/04	100,000	102,500
Leucadia National Corp. 7% 8/15/13 (e)	60,000	60,150
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	50,000	52,250
Northern Telecom Capital Corp. 7.875% 6/15/26	40,000	35,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 145,000	$ 139,200
7% 8/3/09	65,000	54,600
7.25% 2/15/11	80,000	67,200
7.75% 8/15/06	130,000	117,650
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	20,000	20,800
11% 2/15/13 (e)	10,000	10,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	105,000	112,613
Western Financial Bank 9.625% 5/15/12	95,000	100,700
		1,460,797
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	50,000	49,000
Real Estate - 0.2%
EOP Operating LP 7.75% 11/15/07	25,000	29,499
LNR Property Corp.:
9.375% 3/15/08	55,000	56,925
10.5% 1/15/09	25,000	26,500
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,600
8.625% 1/15/12	50,000	53,000
		206,524
TOTAL FINANCIALS		1,816,945
HEALTH CARE - 0.6%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	40,000	43,600
Nortel Networks Corp. 6.125% 2/15/06	5,000	4,850
Qwest Services Corp.:
13% 12/15/07 (e)	40,000	44,200
13.5% 12/15/10 (e)	70,000	79,450
14% 12/15/14 (e)	72,000	83,880
		255,980
Health Care Equipment & Supplies - 0.0%
Millipore Corp. 7.5% 4/1/07	5,000	5,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	$ 40,000	$ 43,600
PacifiCare Health Systems, Inc. 10.75% 6/1/09	95,000	104,025
Tenet Healthcare Corp.:
6.375% 12/1/11	35,000	33,950
7.375% 2/1/13	35,000	35,525
Vanguard Health Systems, Inc. 9.75% 8/1/11	75,000	78,375
		295,475
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	115,000	124,200
TOTAL HEALTH CARE		680,805
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
Transdigm, Inc. 10.375% 12/1/08	30,000	32,100
Airlines - 0.1%
Continental Airlines, Inc. 8% 12/15/05	5,000	3,950
Delta Air Lines, Inc. 7.9% 12/15/09	35,000	25,113
Northwest Airlines, Inc.:
7.875% 3/15/08	10,000	7,250
9.875% 3/15/07	30,000	23,100
		59,413
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	49,938
Nortek, Inc.:
9.125% 9/1/07	65,000	67,113
9.25% 3/15/07	20,000	20,600
		137,651
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	45,000	45,900
7.875% 1/1/09	15,000	15,225
7.875% 4/15/13	70,000	70,525
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	28,800
JohnsonDiversey, Inc. 9.625% 5/15/12	20,000	22,100
National Waterworks, Inc. 10.5% 12/1/12	30,000	33,000
		215,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (e)	$ 75,000	$ 73,500
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
5.8% 8/1/06	90,000	90,900
6.375% 6/15/05	5,000	5,163
6.375% 2/15/06	40,000	41,200
6.75% 2/15/11	20,000	20,450
		157,713
Machinery - 0.6%
AGCO Corp.:
8.5% 3/15/06	20,000	20,000
9.5% 5/1/08	50,000	54,500
Cummins, Inc.:
5.65% 3/1/98	55,000	35,200
9.5% 12/1/10 (e)	40,000	43,200
Dresser, Inc. 9.375% 4/15/11	125,000	128,125
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	85,000	89,250
Navistar International Corp. 9.375% 6/1/06	15,000	15,600
NMHG Holding Co. 10% 5/15/09	40,000	43,000
Terex Corp. 8.875% 4/1/08	95,000	96,425
TriMas Corp.:
9.875% 6/15/12 (e)	50,000	51,000
9.875% 6/15/12	50,000	51,000
		627,300
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	10,000	10,050
11.75% 6/15/09	30,000	30,300
		40,350
TOTAL INDUSTRIALS		1,343,577
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. 9.75% 2/15/08	60,000	66,900
Ingram Micro, Inc. 9.875% 8/15/08	90,000	95,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc. 8.875% 1/15/13 (e)	$ 70,000	$ 75,075
Solectron Corp. 7.375% 3/1/06	100,000	100,000
		337,600
IT Services - 0.0%
Anteon Corp. 12% 5/15/09	15,000	16,500
Office Electronics - 0.1%
Xerox Corp.:
7.15% 8/1/04	65,000	65,975
7.2% 4/1/16	80,000	76,000
		141,975
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	20,000	22,200
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	55,000	44,550
		66,750
TOTAL INFORMATION TECHNOLOGY		562,825
MATERIALS - 1.5%
Chemicals - 0.4%
Berry Plastics Corp. 10.75% 7/15/12	95,000	102,600
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (e)	15,000	15,225
Geon Co. 6.875% 12/15/05	15,000	13,800
Huntsman International LLC:
9.875% 3/1/09	25,000	25,500
9.875% 3/1/09 (e)	50,000	51,000
Methanex Corp. yankee 7.75% 8/15/05	35,000	36,400
Millennium America, Inc.:
9.25% 6/15/08	70,000	75,775
9.25% 6/15/08 (e)	30,000	32,475
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	25,000	26,063
PolyOne Corp.:
8.875% 5/1/12	95,000	84,550
10.625% 5/15/10 (e)	30,000	28,800
Resolution Performance Products LLC 9.5% 4/15/10 (e)	20,000	20,400
		512,588
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11 (e)	$ 90,000	$ 90,000
Containers & Packaging - 0.7%
Anchor Glass Container Corp. 11% 2/15/13 (e)	60,000	63,000
BWAY Corp. 10% 10/15/10 (e)	30,000	31,125
Crown Cork & Seal, Inc. 8% 4/15/23	20,000	14,200
Graphic Packaging Corp. 8.625% 2/15/12	20,000	20,950
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	100,000	100,000
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	35,000	37,275
8.875% 2/15/09	45,000	47,700
Owens-Illinois, Inc.:
7.15% 5/15/05	175,000	175,875
7.35% 5/15/08	45,000	43,425
7.5% 5/15/10	40,000	38,700
7.8% 5/15/18	145,000	131,950
8.1% 5/15/07	20,000	19,800
Silgan Holdings, Inc. 9% 6/1/09	35,000	36,225
		760,225
Metals & Mining - 0.0%
Phelps Dodge Corp. 9.5% 6/1/31	25,000	31,156
Steel Dynamics, Inc. 9.5% 3/15/09	25,000	25,750
		56,906
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
7.375% 12/1/25	20,000	16,600
7.5% 5/15/06	55,000	54,450
8.125% 5/15/11	50,000	48,938
8.875% 5/15/31	30,000	27,600
9.625% 3/15/22	20,000	18,800
Louisiana-Pacific Corp. 10.875% 11/15/08	20,000	22,400
Stone Container Corp.:
8.375% 7/1/12	80,000	84,200
9.75% 2/1/11	55,000	60,225
		333,213
TOTAL MATERIALS		1,752,932
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 22,000	$ 27,663
France Telecom SA 10% 3/1/31 (d)	10,000	13,738
Qwest Corp. 8.875% 3/15/12 (e)	135,000	151,200
Rogers Cantel, Inc. yankee 8.8% 10/1/07	80,000	81,200
Triton PCS, Inc.:
8.5% 6/1/13 (e)(f)	30,000	30,000
8.75% 11/15/11	85,000	79,900
9.375% 2/1/11	35,000	33,950
11% 5/1/08	20,000	21,050
U.S. West Communications 5.65% 11/1/04	25,000	24,625
		463,326
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp.:
9.375% 8/1/11	60,000	60,000
10.75% 8/1/11	45,000	46,350
Nextel Communications, Inc.:
9.375% 11/15/09	15,000	15,900
9.5% 2/1/11	35,000	37,975
9.75% 10/31/07	20,000	20,550
9.95% 2/15/08	20,000	20,800
Nextel Partners, Inc.:
0% 2/1/09 (c)	126,000	128,205
12.5% 11/15/09	45,000	50,175
Rogers Wireless, Inc. 9.625% 5/1/11	130,000	144,950
SpectraSite, Inc. 8.25% 5/15/10 (e)	40,000	40,200
VoiceStream Wireless Corp. 0% 11/15/09 (c)	110,000	106,700
		671,805
TOTAL TELECOMMUNICATION SERVICES		1,135,131
UTILITIES - 2.7%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	68,792	71,888
Series B, 10.25% 11/15/07 (e)(h)	6,204	6,080
7.8% 3/15/11	150,000	126,000
8.75% 4/15/12 (e)	170,000	143,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
6.75% 1/15/04	$ 25,000	$ 24,875
7.5% 1/15/09	20,000	18,900
7.625% 11/15/04	15,000	14,850
8.5% 4/15/11	30,000	29,100
8.9% 7/15/08	5,000	4,925
9.875% 10/15/07	25,000	25,750
Edison International 6.875% 9/15/04	30,000	30,150
Illinois Power Co. 11.5% 12/15/10 (e)	90,000	99,000
Midland Funding Corp. II 11.75% 7/23/05	30,000	32,100
Nevada Power Co. 10.875% 10/15/09	60,000	66,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	65,000	65,000
6.25% 3/1/04	90,000	90,000
10% 11/1/05 (e)(h)	60,000	61,200
Southern California Edison Co.:
6.25% 6/15/03	10,000	10,000
7.25% 3/1/26	50,000	50,000
8% 2/15/07 (e)	50,000	54,500
TECO Energy, Inc. 10.5% 12/1/07	45,000	51,750
		1,075,718
Gas Utilities - 0.7%
ANR Pipeline, Inc. 9.625% 11/1/21	80,000	92,200
El Paso Energy Corp.:
6.75% 5/15/09	40,000	34,150
6.95% 12/15/07	105,000	92,925
7.375% 12/15/12	5,000	4,150
7.75% 1/15/32	35,000	27,213
7.8% 8/1/31	30,000	22,500
8.05% 10/15/30	95,000	76,119
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	20,000	20,750
7.75% 5/15/13 (e)	20,000	21,200
Sonat, Inc.:
6.625% 2/1/08	65,000	55,250
6.75% 10/1/07	35,000	30,363
6.875% 6/1/05	140,000	132,825
Tennessee Gas Pipeline Co. 7.625% 4/1/37	35,000	33,425
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	$ 35,000	$ 35,000
8.875% 7/15/12	50,000	55,188
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,525
		742,783
Multi-Utilities & Unregulated Power - 1.1%
AES Corp.:
8.375% 8/15/07	25,000	22,125
8.5% 11/1/07	30,000	26,550
8.75% 6/15/08	25,000	23,375
8.75% 5/15/13 (e)	80,000	80,800
8.875% 2/15/11	47,000	42,946
9% 5/15/15 (e)	80,000	81,200
9.375% 9/15/10	11,000	10,299
9.5% 6/1/09	9,000	8,483
10.25% 7/15/06	30,000	28,950
El Paso Corp.:
7% 5/15/11	90,000	77,400
7.875% 6/15/12 (e)	35,000	30,625
El Paso Production Holding Co. 7.75% 6/1/13 (e)	130,000	129,675
Western Resources, Inc. 9.75% 5/1/07	105,000	114,975
Williams Companies, Inc.:
6.5% 8/1/06	155,000	146,281
6.75% 1/15/06	40,000	38,400
7.125% 9/1/11	25,000	23,375
7.625% 7/15/19	35,000	30,450
7.75% 6/15/31	25,000	22,000
7.875% 9/1/21	125,000	109,531
8.125% 3/15/12 (e)	50,000	49,000
9.25% 3/15/04	110,000	112,200
		1,208,640
TOTAL UTILITIES		3,027,141
TOTAL NONCONVERTIBLE BONDS		15,712,470
TOTAL CORPORATE BONDS (Cost $14,610,141)		15,923,383
U.S. Government and Government Agency Obligations - 5.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
2.5% 6/15/08	$ 745,000	$ 745,144
3.25% 11/15/07	195,000	202,786
3.25% 1/15/08	255,000	264,612
6.25% 2/1/11	120,000	140,717
6.25% 7/19/11	50,000	52,415
Freddie Mac:
2.75% 12/30/05	500,000	504,470
5.875% 3/21/11	100,000	115,098
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,025,242
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	142,331	177,924
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.1% 7/3/03 to 8/21/03 (g)	200,000	199,731
U.S. Treasury Bonds:
7.875% 2/15/21	1,420,000	2,065,989
11.75% 2/15/10	645,000	757,296
U.S. Treasury Notes 4.375% 5/15/07	1,100,000	1,201,793
TOTAL U.S. TREASURY OBLIGATIONS		4,224,809
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,218,680)		6,427,975
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust Series 2002-BC6 Class A2, 1.67% 8/25/32 (h)	82,472	82,214
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.75% 5/25/33 (h)	48,810	48,874
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.56% 9/15/09 (h)	120,000	120,115
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	29,525	29,785
TOTAL ASSET-BACKED SECURITIES (Cost $280,772)		280,988
Collateralized Mortgage Obligations - 0.0%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.0%
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2303 Class VT, 6% 2/15/12 (Cost $13,267)	$ 12,813	$ 13,199
Fixed-Income Funds - 0.1%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $99,953)	1,008	100,135
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 1.3% (b) (Cost $10,819,123)	10,819,123	10,819,123
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $105,705,621)		112,186,861
NET OTHER ASSETS - 0.9%		996,184
NET ASSETS - 100%		$ 113,183,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
12 S&P 500 Index Contracts	June 2003	$ 2,889,900	$ 186,415
The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,386,798 or 3.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,731.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.5%
AAA,AA,A	0.4%
BBB	0.3%
BB	3.5%
B	7.3%
CCC,CC,C	2.8%
Not Rated	0.1%
Equities	72.0%
Short-Term Investments and Net Other Assets	8.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $49,479,101 and $55,433,449, respectively, of which long-term U.S. government and government agency obligations aggregated $14,806,785 and $13,927,746, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,778 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $27,179,000 of which $348,000, $394,000, $14,773,000 and $11,664,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $105,705,621) - See accompanying schedule		$ 112,186,861
Receivable for investments sold		1,128,543
Receivable for fund shares sold		163,791
Dividends receivable		37,526
Interest receivable		417,063
Receivable for daily variation on futures contracts		42,300
Other receivables		221
Total assets		113,976,305

Liabilities
Payable to custodian bank	$ 5,907
Payable for investments purchased Regular delivery	509,794
Delayed delivery	72,761
Payable for fund shares redeemed	64,767
Accrued management fee	53,772
Distribution fees payable	49,947
Other payables and accrued expenses	36,312
Total liabilities		793,260

Net Assets		$ 113,183,045
Net Assets consist of:
Paid in capital		$ 136,539,141
Undistributed net investment income		346,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,369,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,667,605
Net Assets		$ 113,183,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,404,491 ÷ 3,448,687 shares)	$ 9.11

Maximum offering price per share (100/94.25 of $9.11)	$ 9.67
Class T: Net Asset Value and redemption price per share ($45,034,293 ÷ 4,964,110 shares)	$ 9.07

Maximum offering price per share (100/96.50 of $9.07)	$ 9.40
Class B: Net Asset Value and offering price per share ($21,029,754 ÷ 2,323,125 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($10,125,096 ÷ 1,119,150 shares)A	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,589,411 ÷ 613,728 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 399,384
Interest		1,121,691
Security Lending		233
Total income		1,521,308

Expenses
Management fee	$ 305,913
Transfer agent fees	174,283
Distribution fees	292,850
Accounting fees and expenses	32,421
Non-interested trustees' compensation	210
Custodian fees and expenses	10,442
Registration fees	51,580
Audit	19,908
Legal	378
Miscellaneous	288
Total expenses before reductions	888,273
Expense reductions	(27,204)	861,069
Net investment income (loss)		660,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(377,334)
Foreign currency transactions	(23)
Futures contracts	88,437
Total net realized gain (loss)		(288,920)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,443,849
Assets and liabilities in foreign currencies	(102)
Futures contracts	(34,493)
Total change in net unrealized appreciation (depreciation)		4,409,254
Net gain (loss)		4,120,334
Net increase (decrease) in net assets resulting from operations		$ 4,780,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 660,239	$ 1,466,641
Net realized gain (loss)	(288,920)	(11,350,346)
Change in net unrealized appreciation (depreciation)	4,409,254	(1,675,232)
Net increase (decrease) in net assets resulting from operations	4,780,573	(11,558,937)
Distributions to shareholders from net investment income	(722,776)	(1,462,340)
Share transactions - net increase (decrease)	(767,165)	3,698,360
Total increase (decrease) in net assets	3,290,632	(9,322,917)

Net Assets
Beginning of period	109,892,413	119,215,330
End of period (including undistributed net investment income of $346,043 and undistributed net investment income of $408,580, respectively)	$ 113,183,045	$ 109,892,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.15	.20	.19	.12
Net realized and unrealized gain (loss)	.34	(1.05)	(1.20)	.08	.80
Total from investment operations	.41	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.07)	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 9.11	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total ReturnB,C,D	4.75%	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.34%A	1.29%	1.26%	1.51%	2.95%A
Expenses net of voluntary waivers, if any	1.34%A	1.29%	1.26%	1.51%	1.75%A
Expenses net of all reductions	1.29%A	1.25%	1.23%	1.49%	1.74%A
Net investment income (loss)	1.61%A	1.65%	1.97%	1.64%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,404	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.13	.17	.16	.10
Net realized and unrealized gain (loss)	.33	(1.05)	(1.19)	.08	.79
Total from investment operations	.38	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.06)	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 9.07	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total ReturnB,C,D	4.41%	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.68%A	1.56%	1.55%	1.78%	3.13%A
Expenses net of voluntary waivers, if any	1.68%A	1.56%	1.55%	1.78%	2.00%A
Expenses net of all reductions	1.62%A	1.53%	1.52%	1.76%	1.99%A
Net investment income (loss)	1.28%A	1.38%	1.69%	1.37%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,034	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.33	(1.05)	(1.19)	.09	.80
Total from investment operations	.36	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.04)	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 9.05	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total ReturnB,C,D	4.16%	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.19%A	2.10%	2.04%	2.27%	3.67%A
Expenses net of voluntary waivers, if any	2.19%A	2.10%	2.04%	2.27%	2.50%A
Expenses net of all reductions	2.13%A	2.06%	2.01%	2.26%	2.49%A
Net investment income (loss)	.77%A	.84%	1.20%	.87%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,030	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.34	(1.05)	(1.18)	.08	.80
Total from investment operations	.37	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.04)	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 9.05	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total ReturnB,C,D	4.28%	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15%A	2.07%	2.02%	2.26%	3.68%A
Expenses net of voluntary waivers, if any	2.15%A	2.07%	2.02%	2.26%	2.50%A
Expenses net of all reductions	2.09%A	2.03%	1.99%	2.24%	2.49%A
Net investment income (loss)	.81%A	.88%	1.22%	.88%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,125	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.16	.24	.22	.14
Net realized and unrealized gain (loss)	.34	(1.04)	(1.21)	.08	.81
Total from investment operations	.41	(.88)	(.97)	.30	.95
Distributions from net investment income	(.08)	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 9.11	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total ReturnB,C	4.76%	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.20%A	1.11%	.95%	1.28%	2.70%A
Expenses net of voluntary waivers, if any	1.20%A	1.11%	.95%	1.28%	1.50%A
Expenses net of all reductions	1.15%A	1.07%	.92%	1.26%	1.49%A
Net investment income (loss)	1.75%A	1.84%	2.29%	1.87%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,589	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	101%A	120%	165%	193%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Semiannual Report

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 11,513,855	|
Unrealized depreciation	(6,496,596)
Net unrealized appreciation (depreciation)	$ 5,017,259
Cost for federal income tax purposes	$ 107,169,602

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 39,680	$ 64	$3,591
Class T	.27%	.25%	110,884	354	5,266
Class B	.75%	.25%	95,582	71,723	-
Class C	.75%	.25%	46,704	7,572	-
			$ 292,850	$ 79,713	$8,857

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,199
Class T	4,416
Class B*	39,695
Class C*	458
$ 49,768

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,072	.26*
Class T	73,390	.35*
Class B	36,576	.38*
Class C	16,024	.34*
Institutional Class	10,221	.40*
	$ 174,283

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $45,905 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 18,063	$ 284
Class A	3,591	-	-
Class T	5,266	-	-
	$ 8,857	$ 18,063	$ 284

7. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 237,211	$ 286,281
Class T	302,508	821,156
Class B	90,145	180,392
Class C	44,142	93,044
Institutional Class	48,770	81,467
Total	$ 722,776	$ 1,462,340

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	285,938	2,397,802	$ 2,409,367	$ 20,719,417
Reinvestment of distributions	28,147	29,971	234,471	281,079
Shares redeemed	(273,372)	(493,090)	(2,302,308)	(4,329,528)
Net increase (decrease)	40,713	1,934,683	$ 341,530	$ 16,670,968
Class T
Shares sold	499,168	1,700,009	$ 4,230,802	$ 14,892,440
Reinvestment of distributions	35,856	84,041	297,406	810,453
Shares redeemed	(807,956)	(3,833,418)	(6,842,445)	(33,772,832)
Net increase (decrease)	(272,932)	(2,049,368)	$ (2,314,237)	$ (18,069,939)
Class B
Shares sold	389,196	609,734	$ 3,286,246	$ 5,567,194
Reinvestment of distributions	9,432	16,285	78,412	158,803
Shares redeemed	(282,949)	(627,755)	(2,363,531)	(5,501,721)
Net increase (decrease)	115,679	(1,736)	$ 1,001,127	$ 224,276
Class C
Shares sold	212,401	389,032	$ 1,780,819	$ 3,544,462
Reinvestment of distributions	4,703	8,234	39,047	80,247
Shares redeemed	(196,159)	(429,343)	(1,643,846)	(3,856,430)
Net increase (decrease)	20,945	(32,077)	$ 176,020	$ (231,721)
Institutional Class
Shares sold	67,292	681,032	$ 567,939	$ 6,434,799
Reinvestment of distributions	5,726	8,237	47,501	76,893
Shares redeemed	(69,830)	(154,427)	(587,045)	(1,406,916)
Net increase (decrease)	3,188	534,842	$ 28,395	$ 5,104,776

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Resources, Inc.	4.8	2.0
Charles Schwab Corp.	4.2	4.4
AOL Time Warner, Inc.	3.7	2.7
Citigroup, Inc.	3.5	1.6
Verizon Communications, Inc.	3.4	2.4
Exxon Mobil Corp.	3.3	0.0
Morgan Stanley	3.0	2.9
Union Pacific Corp.	2.7	2.3
Alcoa, Inc.	2.5	2.0
Northern Trust Corp.	2.4	1.4
	33.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	30.5
Industrials	17.7	17.0
Information Technology	14.1	11.9
Consumer Discretionary	13.6	11.2
Energy	8.7	7.7
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 96.2%		Stocks 93.3%
	Convertible Securities 1.2%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	2.8%	** Foreign investments	3.9%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	2,000	$ 71,880
Overstock.com, Inc.	3,000	40,350
USA Interactive (a)	12,220	469,859
		582,089
Media - 6.6%
AOL Time Warner, Inc. (a)	112,930	1,718,795
Belo Corp. Series A	17,920	419,328
Comcast Corp. Class A (special) (a)	16,790	483,888
EchoStar Communications Corp. Class A (a)	200	6,716
McGraw-Hill Companies, Inc.	300	18,963
News Corp. Ltd. ADR	5,180	159,389
Omnicom Group, Inc.	200	13,962
Scholastic Corp. (a)	6,460	201,294
Washington Post Co. Class B	100	72,450
		3,094,785
Multiline Retail - 1.4%
99 Cents Only Stores (a)	2,340	74,365
Federated Department Stores, Inc.	8,860	287,950
Target Corp.	8,460	309,890
		672,205
Specialty Retail - 3.1%
Christopher & Banks Corp. (a)	5,600	162,120
Home Depot, Inc.	32,320	1,050,077
TJX Companies, Inc.	13,370	243,334
		1,455,531
Textiles Apparel & Luxury Goods - 1.3%
Kellwood Co.	400	12,280
NIKE, Inc. Class B	10,560	591,254
		603,534
TOTAL CONSUMER DISCRETIONARY		6,408,144
CONSUMER STAPLES - 1.5%
Food Products - 1.1%
Campbell Soup Co.	4,220	105,289
McCormick & Co., Inc. (non-vtg.)	14,540	391,126
Tyson Foods, Inc. Class A	100	950
		497,365
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Gillette Co.	6,120	$ 205,693
TOTAL CONSUMER STAPLES		703,058
ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	5,960	135,530
Schlumberger Ltd. (NY Shares)	2,830	137,595
		273,125
Oil & Gas - 8.1%
Burlington Resources, Inc.	42,290	2,253,632
Exxon Mobil Corp.	43,400	1,579,760
		3,833,392
TOTAL ENERGY		4,106,517
FINANCIALS - 26.7%
Capital Markets - 17.6%
A.G. Edwards, Inc.	6,620	217,798
Bank of New York Co., Inc.	37,720	1,091,617
Charles Schwab Corp.	201,720	1,956,684
Friedman, Billings, Ramsey Group, Inc. Class A	4,900	65,170
Mellon Financial Corp.	37,800	1,027,026
Merrill Lynch & Co., Inc.	9,580	414,814
Morgan Stanley	30,440	1,392,630
Northern Trust Corp.	29,850	1,139,076
State Street Corp.	24,730	947,406
		8,252,221
Commercial Banks - 1.9%
Bank of America Corp.	8,650	641,830
Synovus Financial Corp.	8,340	190,319
Wachovia Corp.	1,629	65,453
		897,602
Diversified Financial Services - 3.7%
Citigroup, Inc.	40,720	1,670,334
GATX Corp.	4,250	72,208
		1,742,542
Insurance - 1.4%
Allstate Corp.	3,770	135,682
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	5,800	$ 335,704
Aon Corp.	7,320	187,831
		659,217
Real Estate - 1.4%
Duke Realty Corp.	7,520	213,418
ProLogis	15,740	423,249
		636,667
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	4,510	350,833
TOTAL FINANCIALS		12,539,082
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	8,190	327,600
Health Care Providers & Services - 0.4%
WebMD Corp. (a)	17,600	174,944
Pharmaceuticals - 0.8%
Merck & Co., Inc.	5,940	330,145
Schering-Plough Corp.	2,820	52,029
		382,174
TOTAL HEALTH CARE		884,718
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.5%
Boeing Co.	4,680	143,536
Goodrich Corp.	4,900	89,523
Lockheed Martin Corp.	10,420	483,696
		716,755
Commercial Services & Supplies - 0.1%
Equifax, Inc.	1,150	29,118
Electrical Equipment - 2.3%
Emerson Electric Co.	18,770	981,671
Regal-Beloit Corp.	4,700	94,235
		1,075,906
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
General Electric Co.	17,860	$ 512,582
Teleflex, Inc.	1,510	65,126
		577,708
Machinery - 6.6%
Caterpillar, Inc.	6,950	362,443
Cummins, Inc.	4,710	161,459
Dover Corp.	9,120	276,427
Eaton Corp.	5,400	453,222
Illinois Tool Works, Inc.	15,860	984,113
Navistar International Corp. (a)	7,040	216,973
PACCAR, Inc.	8,610	570,585
Pall Corp.	1,900	41,268
Pentair, Inc.	940	36,528
		3,103,018
Road & Rail - 6.0%
Norfolk Southern Corp.	41,030	899,378
Union Pacific Corp.	20,870	1,272,861
Werner Enterprises, Inc.	28,976	664,130
		2,836,369
TOTAL INDUSTRIALS		8,338,874
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 4.3%
ADC Telecommunications, Inc. (a)	84,300	226,767
Alcatel SA sponsored ADR	5,700	52,668
Avanex Corp. (a)	28,200	117,030
Brocade Communications Systems, Inc. (a)	57,000	345,990
Cisco Systems, Inc. (a)	3,800	61,864
Enterasys Networks, Inc. (a)	25,200	87,444
Motorola, Inc.	71,500	609,180
Nokia Corp. sponsored ADR	12,320	222,253
Nortel Networks Corp. (a)	80,800	253,712
Tellabs, Inc. (a)	7,500	59,550
		2,036,458
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	3,100	55,707
Hewlett-Packard Co.	7,500	146,250
International Business Machines Corp.	900	79,236
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	14,100	$ 213,615
Sun Microsystems, Inc. (a)	22,200	96,126
Western Digital Corp. (a)	7,800	97,656
		688,590
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	9,900	168,597
Avnet, Inc. (a)	3,800	51,680
Ingram Micro, Inc. Class A (a)	6,900	76,038
Molex, Inc.	500	13,680
Roper Industries, Inc.	1,900	69,711
		379,706
IT Services - 0.4%
Electronic Data Systems Corp.	3,000	60,450
SunGard Data Systems, Inc. (a)	4,250	97,750
The BISYS Group, Inc. (a)	2,100	37,800
		196,000
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc. (a)	4,679	180,375
Axcelis Technologies, Inc. (a)	13,700	81,652
Broadcom Corp. Class A (a)	1,900	46,512
Cree, Inc. (a)	1,900	46,683
Cypress Semiconductor Corp. (a)	1,600	17,680
Helix Technology, Inc.	6,600	89,034
Lattice Semiconductor Corp. (a)	2,800	25,480
LSI Logic Corp. (a)	10,900	69,760
Micron Technology, Inc. (a)	74,190	839,831
Novellus Systems, Inc. (a)	7,980	276,507
Texas Instruments, Inc.	9,100	186,550
		1,860,064
Software - 2.5%
BEA Systems, Inc. (a)	32,800	355,552
Intuit, Inc. (a)	1,900	87,571
Microsoft Corp.	1,900	46,759
NetIQ Corp. (a)	4,700	69,748
Network Associates, Inc. (a)	17,860	216,820
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	14,170	$ 231,821
Reynolds & Reynolds Co. Class A	5,070	150,072
		1,158,343
TOTAL INFORMATION TECHNOLOGY		6,319,161
MATERIALS - 2.7%
Metals & Mining - 2.5%
Alcoa, Inc.	47,420	1,167,006
Paper & Forest Products - 0.2%
International Paper Co.	2,250	82,508
TOTAL MATERIALS		1,249,514
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	16,240	430,522
Level 3 Communications, Inc. (a)	6,700	47,637
Time Warner Telecom, Inc. Class A (a)	57,700	334,660
Verizon Communications, Inc.	41,790	1,581,752
		2,394,571
Wireless Telecommunication Services - 0.2%
Triton PCS Holdings, Inc. Class A (a)	2,500	11,625
Vodafone Group PLC sponsored ADR	2,800	61,348
		72,973
TOTAL TELECOMMUNICATION SERVICES		2,467,544
UTILITIES - 4.7%
Electric Utilities - 3.5%
Allegheny Energy, Inc. (a)	7,000	60,830
American Electric Power Co., Inc.	9,030	262,231
DQE, Inc.	4,000	65,760
Entergy Corp.	10,760	556,184
Exelon Corp.	6,700	383,910
Wisconsin Energy Corp.	8,370	233,105
Xcel Energy, Inc.	5,600	86,184
		1,648,204
Multi-Utilities & Unregulated Power - 1.2%
AES Corp. (a)	2,400	19,008
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Duke Energy Corp.	23,700	$ 459,306
Reliant Resources, Inc. (a)	13,400	89,780
		568,094
TOTAL UTILITIES		2,216,298
TOTAL COMMON STOCKS (Cost $41,904,979)		45,232,910
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.0%
Capital Markets - 0.0%
State Street Corp. $13.50	100	20,094
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Nortel Networks Corp. $1,999.97	3	174,735
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $155,679)		194,829
Convertible Bonds - 0.8%
	Principal Amount
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Avaya, Inc. 0% 10/31/21	$ 55,000	27,913
CIENA Corp. 3.75% 2/1/08	125,000	102,500
		130,413
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	28,000	33,774
TOTAL INFORMATION TECHNOLOGY		164,187
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.:
6% 9/15/09	$ 285,000	$ 178,125
6% 3/15/10	90,000	54,900
		233,025
TOTAL CONVERTIBLE BONDS (Cost $323,305)		397,212
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $2,145,941)	2,145,941	2,145,941
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $44,529,904)		47,970,892
NET OTHER ASSETS - (2.0)%		(960,450)
NET ASSETS - 100%		$ 47,010,442
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,774 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $33,111,109 and $29,457,979, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,746 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $3,809,000 of which $770,000 and $3,039,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $713,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $44,529,904) - See accompanying schedule		$ 47,970,892
Receivable for investments sold		190,602
Receivable for fund shares sold		466,064
Dividends receivable		45,770
Interest receivable		7,515
Receivable from investment adviser for expense reductions		8,101
Total assets		48,688,944

Liabilities
Payable for investments purchased	$ 1,508,079
Payable for fund shares redeemed	100,609
Accrued management fee	20,991
Distribution fees payable	24,689
Other payables and accrued expenses	24,134
Total liabilities		1,678,502

Net Assets		$ 47,010,442
Net Assets consist of:
Paid in capital		$ 47,960,455
Undistributed net investment income		57,931
Accumulated undistributed net realized gain (loss) on investments		(4,448,932)
Net unrealized appreciation (depreciation) on investments		3,440,988
Net Assets		$ 47,010,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,123,925 ÷ 440,591 shares)	$ 9.36

Maximum offering price per share (100/94.25 of $9.36)	$ 9.93
Class T: Net Asset Value and redemption price per share ($21,395,325 ÷ 2,296,857 shares)	$ 9.32

Maximum offering price per share (100/96.50 of $9.32)	$ 9.66
Class B: Net Asset Value and offering price per share ($10,623,722 ÷ 1,151,246 shares) A	$ 9.23

Class C: Net Asset Value and offering price per share ($10,246,075 ÷ 1,110,944 shares) A	$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($621,395 ÷ 65,984 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 382,269
Interest		39,057
Total income		421,326

Expenses
Management fee	$ 116,711
Transfer agent fees	95,040
Distribution fees	145,388
Accounting fees and expenses	32,107
Non-interested trustees' compensation	79
Custodian fees and expenses	11,804
Registration fees	47,892
Audit	17,123
Legal	139
Miscellaneous	110
Total expenses before reductions	466,393
Expense reductions	(98,977)	367,416
Net investment income (loss)		53,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		302,976
Change in net unrealized appreciation (depreciation) on investment securities		1,860,216
Net gain (loss)		2,163,192
Net increase (decrease) in net assets resulting from operations		$ 2,217,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,910	$ (100,091)
Net realized gain (loss)	302,976	(3,888,237)
Change in net unrealized appreciation (depreciation)	1,860,216	1,115,044
Net increase (decrease) in net assets resulting from operations	2,217,102	(2,873,284)
Share transactions - net increase (decrease)	2,922,521	23,201,913
Total increase (decrease) in net assets	5,139,623	20,328,629

Net Assets
Beginning of period	41,870,819	21,542,190
End of period (including undistributed net investment income of $57,931 and undistributed net investment income of $4,021, respectively)	$ 47,010,442	$ 41,870,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.01	.01
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.48	(.62)	(.50)
Net asset value, end of period	$ 9.36	$ 8.88	$ 9.50
Total Return B, C, D	5.41%	(6.53)%	(5.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89% A	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.57% A	1.70%	1.75% A
Expenses net of all reductions	1.43% A	1.62%	1.71% A
Net investment income (loss)	.68% A	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,124	$ 3,614	$ 1,428
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	- H
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.47	(.64)	(.51)
Net asset value, end of period	$ 9.32	$ 8.85	$ 9.49
Total Return B, C, D	5.31%	(6.74)%	(5.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A	2.27%	4.06% A
Expenses net of voluntary waivers, if any	1.82% A	1.92%	2.00% A
Expenses net of all reductions	1.68% A	1.85%	1.97% A
Net investment income (loss)	.43% A	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,395	$ 18,985	$ 9,584
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.05)	(.03)
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.45	(.68)	(.54)
Net asset value, end of period	$ 9.23	$ 8.78	$ 9.46
Total Return B, C, D	5.13%	(7.19)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.63% A	2.78%	4.67% A
Expenses net of voluntary waivers, if any	2.25% A	2.41%	2.50% A
Expenses net of all reductions	2.11% A	2.34%	2.47% A
Net investment income (loss)	(.01)% A	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,624	$ 10,253	$ 5,103
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.05)	(.03)
Net realized and unrealized gain (loss)	.45	(.64)	(.51)
Total from investment operations	.45	(.69)	(.54)
Net asset value, end of period	$ 9.22	$ 8.77	$ 9.46
Total Return B, C, D	5.13%	(7.29)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.57% A	2.71%	4.55% A
Expenses net of voluntary waivers, if any	2.25% A	2.40%	2.50% A
Expenses net of all reductions	2.11% A	2.32%	2.46% A
Net investment income (loss)	-% A	(.58)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,246	$ 8,616	$ 5,118
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.04	.03
Net realized and unrealized gain (loss)	.47	(.64)	(.52)
Total from investment operations	.51	(.60)	(.49)
Net asset value, end of period	$ 9.42	$ 8.91	$ 9.51
Total Return B, C	5.72%	(6.31)%	(4.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.62%	3.44% A
Expenses net of voluntary waivers, if any	1.25% A	1.40%	1.50% A
Expenses net of all reductions	1.11% A	1.32%	1.46% A
Net investment income (loss)	1.00% A	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 621	$ 402	$ 309
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,506,219	|
Unrealized depreciation	(1,247,026)
Net unrealized appreciation (depreciation)	$ 3,259,193
Cost for federal income tax purposes	$ 44,711,699

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 5,599	$ 102	$1,197
Class T	.32%	.25%	51,419	44	6,201
Class B	.75%	.25%	47,751	35,838	-
Class C	.75%	.25%	40,619	7,931	-
			$ 145,388	$ 43,915	$7,398

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,399
Class T	3,264
Class B*	15,209
Class C*	1,836
$ 23,708

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 7,754.44
Class T	44,341.49
Class B	24,026.50
Class C	17,834.44
Institutional Class	1,085.32
	$ 95,040

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,887 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,682
Class T	1.75%	33,633
Class B	2.25%	18,149
Class C	2.25%	13,069
Institutional Class	1.25%	679
		$ 71,212

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 20,367
Class A	1,197	-
Class T	6,201	-
	$ 7,398	$ 20,367

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	136,753	352,607	$ 1,139,292	$ 3,173,679
Shares redeemed	(103,244)	(95,850)	(827,380)	(852,246)
Net increase (decrease)	33,509	256,757	$ 311,912	$ 2,321,433
Class T
Shares sold	667,717	1,871,248	$ 5,539,834	$ 17,145,373
Shares redeemed	(517,125)	(735,066)	(4,286,341)	(6,371,323)
Net increase (decrease)	150,592	1,136,182	$ 1,253,493	$ 10,774,050
Class B
Shares sold	282,487	912,364	$ 2,357,950	$ 8,334,319
Shares redeemed	(298,826)	(283,943)	(2,407,846)	(2,386,701)
Net increase (decrease)	(16,339)	628,421	$ (49,896)	$ 5,947,618
Class C
Shares sold	313,636	647,671	$ 2,689,159	$ 5,810,954
Shares redeemed	(184,648)	(206,785)	(1,488,598)	(1,778,366)
Net increase (decrease)	128,988	440,886	$ 1,200,561	$ 4,032,588
Institutional Class
Shares sold	161,398	28,520	$ 1,336,197	$ 271,130
Shares redeemed	(140,563)	(15,881)	(1,129,746)	(144,906)
Net increase (decrease)	20,835	12,639	$ 206,451	$ 126,224

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Resources, Inc.	4.8	2.0
Charles Schwab Corp.	4.2	4.4
AOL Time Warner, Inc.	3.7	2.7
Citigroup, Inc.	3.5	1.6
Verizon Communications, Inc.	3.4	2.4
Exxon Mobil Corp.	3.3	0.0
Morgan Stanley	3.0	2.9
Union Pacific Corp.	2.7	2.3
Alcoa, Inc.	2.5	2.0
Northern Trust Corp.	2.4	1.4
	33.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	30.5
Industrials	17.7	17.0
Information Technology	14.1	11.9
Consumer Discretionary	13.6	11.2
Energy	8.7	7.7
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 96.2%		Stocks 93.3%
	Convertible Securities 1.2%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	2.8%	** Foreign investments	3.9%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	2,000	$ 71,880
Overstock.com, Inc.	3,000	40,350
USA Interactive (a)	12,220	469,859
		582,089
Media - 6.6%
AOL Time Warner, Inc. (a)	112,930	1,718,795
Belo Corp. Series A	17,920	419,328
Comcast Corp. Class A (special) (a)	16,790	483,888
EchoStar Communications Corp. Class A (a)	200	6,716
McGraw-Hill Companies, Inc.	300	18,963
News Corp. Ltd. ADR	5,180	159,389
Omnicom Group, Inc.	200	13,962
Scholastic Corp. (a)	6,460	201,294
Washington Post Co. Class B	100	72,450
		3,094,785
Multiline Retail - 1.4%
99 Cents Only Stores (a)	2,340	74,365
Federated Department Stores, Inc.	8,860	287,950
Target Corp.	8,460	309,890
		672,205
Specialty Retail - 3.1%
Christopher & Banks Corp. (a)	5,600	162,120
Home Depot, Inc.	32,320	1,050,077
TJX Companies, Inc.	13,370	243,334
		1,455,531
Textiles Apparel & Luxury Goods - 1.3%
Kellwood Co.	400	12,280
NIKE, Inc. Class B	10,560	591,254
		603,534
TOTAL CONSUMER DISCRETIONARY		6,408,144
CONSUMER STAPLES - 1.5%
Food Products - 1.1%
Campbell Soup Co.	4,220	105,289
McCormick & Co., Inc. (non-vtg.)	14,540	391,126
Tyson Foods, Inc. Class A	100	950
		497,365
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Gillette Co.	6,120	$ 205,693
TOTAL CONSUMER STAPLES		703,058
ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	5,960	135,530
Schlumberger Ltd. (NY Shares)	2,830	137,595
		273,125
Oil & Gas - 8.1%
Burlington Resources, Inc.	42,290	2,253,632
Exxon Mobil Corp.	43,400	1,579,760
		3,833,392
TOTAL ENERGY		4,106,517
FINANCIALS - 26.7%
Capital Markets - 17.6%
A.G. Edwards, Inc.	6,620	217,798
Bank of New York Co., Inc.	37,720	1,091,617
Charles Schwab Corp.	201,720	1,956,684
Friedman, Billings, Ramsey Group, Inc. Class A	4,900	65,170
Mellon Financial Corp.	37,800	1,027,026
Merrill Lynch & Co., Inc.	9,580	414,814
Morgan Stanley	30,440	1,392,630
Northern Trust Corp.	29,850	1,139,076
State Street Corp.	24,730	947,406
		8,252,221
Commercial Banks - 1.9%
Bank of America Corp.	8,650	641,830
Synovus Financial Corp.	8,340	190,319
Wachovia Corp.	1,629	65,453
		897,602
Diversified Financial Services - 3.7%
Citigroup, Inc.	40,720	1,670,334
GATX Corp.	4,250	72,208
		1,742,542
Insurance - 1.4%
Allstate Corp.	3,770	135,682
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	5,800	$ 335,704
Aon Corp.	7,320	187,831
		659,217
Real Estate - 1.4%
Duke Realty Corp.	7,520	213,418
ProLogis	15,740	423,249
		636,667
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	4,510	350,833
TOTAL FINANCIALS		12,539,082
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	8,190	327,600
Health Care Providers & Services - 0.4%
WebMD Corp. (a)	17,600	174,944
Pharmaceuticals - 0.8%
Merck & Co., Inc.	5,940	330,145
Schering-Plough Corp.	2,820	52,029
		382,174
TOTAL HEALTH CARE		884,718
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.5%
Boeing Co.	4,680	143,536
Goodrich Corp.	4,900	89,523
Lockheed Martin Corp.	10,420	483,696
		716,755
Commercial Services & Supplies - 0.1%
Equifax, Inc.	1,150	29,118
Electrical Equipment - 2.3%
Emerson Electric Co.	18,770	981,671
Regal-Beloit Corp.	4,700	94,235
		1,075,906
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
General Electric Co.	17,860	$ 512,582
Teleflex, Inc.	1,510	65,126
		577,708
Machinery - 6.6%
Caterpillar, Inc.	6,950	362,443
Cummins, Inc.	4,710	161,459
Dover Corp.	9,120	276,427
Eaton Corp.	5,400	453,222
Illinois Tool Works, Inc.	15,860	984,113
Navistar International Corp. (a)	7,040	216,973
PACCAR, Inc.	8,610	570,585
Pall Corp.	1,900	41,268
Pentair, Inc.	940	36,528
		3,103,018
Road & Rail - 6.0%
Norfolk Southern Corp.	41,030	899,378
Union Pacific Corp.	20,870	1,272,861
Werner Enterprises, Inc.	28,976	664,130
		2,836,369
TOTAL INDUSTRIALS		8,338,874
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 4.3%
ADC Telecommunications, Inc. (a)	84,300	226,767
Alcatel SA sponsored ADR	5,700	52,668
Avanex Corp. (a)	28,200	117,030
Brocade Communications Systems, Inc. (a)	57,000	345,990
Cisco Systems, Inc. (a)	3,800	61,864
Enterasys Networks, Inc. (a)	25,200	87,444
Motorola, Inc.	71,500	609,180
Nokia Corp. sponsored ADR	12,320	222,253
Nortel Networks Corp. (a)	80,800	253,712
Tellabs, Inc. (a)	7,500	59,550
		2,036,458
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	3,100	55,707
Hewlett-Packard Co.	7,500	146,250
International Business Machines Corp.	900	79,236
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	14,100	$ 213,615
Sun Microsystems, Inc. (a)	22,200	96,126
Western Digital Corp. (a)	7,800	97,656
		688,590
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	9,900	168,597
Avnet, Inc. (a)	3,800	51,680
Ingram Micro, Inc. Class A (a)	6,900	76,038
Molex, Inc.	500	13,680
Roper Industries, Inc.	1,900	69,711
		379,706
IT Services - 0.4%
Electronic Data Systems Corp.	3,000	60,450
SunGard Data Systems, Inc. (a)	4,250	97,750
The BISYS Group, Inc. (a)	2,100	37,800
		196,000
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc. (a)	4,679	180,375
Axcelis Technologies, Inc. (a)	13,700	81,652
Broadcom Corp. Class A (a)	1,900	46,512
Cree, Inc. (a)	1,900	46,683
Cypress Semiconductor Corp. (a)	1,600	17,680
Helix Technology, Inc.	6,600	89,034
Lattice Semiconductor Corp. (a)	2,800	25,480
LSI Logic Corp. (a)	10,900	69,760
Micron Technology, Inc. (a)	74,190	839,831
Novellus Systems, Inc. (a)	7,980	276,507
Texas Instruments, Inc.	9,100	186,550
		1,860,064
Software - 2.5%
BEA Systems, Inc. (a)	32,800	355,552
Intuit, Inc. (a)	1,900	87,571
Microsoft Corp.	1,900	46,759
NetIQ Corp. (a)	4,700	69,748
Network Associates, Inc. (a)	17,860	216,820
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	14,170	$ 231,821
Reynolds & Reynolds Co. Class A	5,070	150,072
		1,158,343
TOTAL INFORMATION TECHNOLOGY		6,319,161
MATERIALS - 2.7%
Metals & Mining - 2.5%
Alcoa, Inc.	47,420	1,167,006
Paper & Forest Products - 0.2%
International Paper Co.	2,250	82,508
TOTAL MATERIALS		1,249,514
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	16,240	430,522
Level 3 Communications, Inc. (a)	6,700	47,637
Time Warner Telecom, Inc. Class A (a)	57,700	334,660
Verizon Communications, Inc.	41,790	1,581,752
		2,394,571
Wireless Telecommunication Services - 0.2%
Triton PCS Holdings, Inc. Class A (a)	2,500	11,625
Vodafone Group PLC sponsored ADR	2,800	61,348
		72,973
TOTAL TELECOMMUNICATION SERVICES		2,467,544
UTILITIES - 4.7%
Electric Utilities - 3.5%
Allegheny Energy, Inc. (a)	7,000	60,830
American Electric Power Co., Inc.	9,030	262,231
DQE, Inc.	4,000	65,760
Entergy Corp.	10,760	556,184
Exelon Corp.	6,700	383,910
Wisconsin Energy Corp.	8,370	233,105
Xcel Energy, Inc.	5,600	86,184
		1,648,204
Multi-Utilities & Unregulated Power - 1.2%
AES Corp. (a)	2,400	19,008
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Duke Energy Corp.	23,700	$ 459,306
Reliant Resources, Inc. (a)	13,400	89,780
		568,094
TOTAL UTILITIES		2,216,298
TOTAL COMMON STOCKS (Cost $41,904,979)		45,232,910
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.0%
Capital Markets - 0.0%
State Street Corp. $13.50	100	20,094
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Nortel Networks Corp. $1,999.97	3	174,735
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $155,679)		194,829
Convertible Bonds - 0.8%
	Principal Amount
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Avaya, Inc. 0% 10/31/21	$ 55,000	27,913
CIENA Corp. 3.75% 2/1/08	125,000	102,500
		130,413
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	28,000	33,774
TOTAL INFORMATION TECHNOLOGY		164,187
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.:
6% 9/15/09	$ 285,000	$ 178,125
6% 3/15/10	90,000	54,900
		233,025
TOTAL CONVERTIBLE BONDS (Cost $323,305)		397,212
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $2,145,941)	2,145,941	2,145,941
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $44,529,904)		47,970,892
NET OTHER ASSETS - (2.0)%		(960,450)
NET ASSETS - 100%		$ 47,010,442
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,774 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $33,111,109 and $29,457,979, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,746 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $3,809,000 of which $770,000 and $3,039,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $713,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $44,529,904) - See accompanying schedule		$ 47,970,892
Receivable for investments sold		190,602
Receivable for fund shares sold		466,064
Dividends receivable		45,770
Interest receivable		7,515
Receivable from investment adviser for expense reductions		8,101
Total assets		48,688,944

Liabilities
Payable for investments purchased	$ 1,508,079
Payable for fund shares redeemed	100,609
Accrued management fee	20,991
Distribution fees payable	24,689
Other payables and accrued expenses	24,134
Total liabilities		1,678,502

Net Assets		$ 47,010,442
Net Assets consist of:
Paid in capital		$ 47,960,455
Undistributed net investment income		57,931
Accumulated undistributed net realized gain (loss) on investments		(4,448,932)
Net unrealized appreciation (depreciation) on investments		3,440,988
Net Assets		$ 47,010,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,123,925 ÷ 440,591 shares)	$ 9.36

Maximum offering price per share (100/94.25 of $9.36)	$ 9.93
Class T: Net Asset Value and redemption price per share ($21,395,325 ÷ 2,296,857 shares)	$ 9.32

Maximum offering price per share (100/96.50 of $9.32)	$ 9.66
Class B: Net Asset Value and offering price per share ($10,623,722 ÷ 1,151,246 shares) A	$ 9.23

Class C: Net Asset Value and offering price per share ($10,246,075 ÷ 1,110,944 shares) A	$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($621,395 ÷ 65,984 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 382,269
Interest		39,057
Total income		421,326

Expenses
Management fee	$ 116,711
Transfer agent fees	95,040
Distribution fees	145,388
Accounting fees and expenses	32,107
Non-interested trustees' compensation	79
Custodian fees and expenses	11,804
Registration fees	47,892
Audit	17,123
Legal	139
Miscellaneous	110
Total expenses before reductions	466,393
Expense reductions	(98,977)	367,416
Net investment income (loss)		53,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		302,976
Change in net unrealized appreciation (depreciation) on investment securities		1,860,216
Net gain (loss)		2,163,192
Net increase (decrease) in net assets resulting from operations		$ 2,217,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,910	$ (100,091)
Net realized gain (loss)	302,976	(3,888,237)
Change in net unrealized appreciation (depreciation)	1,860,216	1,115,044
Net increase (decrease) in net assets resulting from operations	2,217,102	(2,873,284)
Share transactions - net increase (decrease)	2,922,521	23,201,913
Total increase (decrease) in net assets	5,139,623	20,328,629

Net Assets
Beginning of period	41,870,819	21,542,190
End of period (including undistributed net investment income of $57,931 and undistributed net investment income of $4,021, respectively)	$ 47,010,442	$ 41,870,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.01	.01
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.48	(.62)	(.50)
Net asset value, end of period	$ 9.36	$ 8.88	$ 9.50
Total Return B, C, D	5.41%	(6.53)%	(5.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89% A	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.57% A	1.70%	1.75% A
Expenses net of all reductions	1.43% A	1.62%	1.71% A
Net investment income (loss)	.68% A	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,124	$ 3,614	$ 1,428
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	- H
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.47	(.64)	(.51)
Net asset value, end of period	$ 9.32	$ 8.85	$ 9.49
Total Return B, C, D	5.31%	(6.74)%	(5.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A	2.27%	4.06% A
Expenses net of voluntary waivers, if any	1.82% A	1.92%	2.00% A
Expenses net of all reductions	1.68% A	1.85%	1.97% A
Net investment income (loss)	.43% A	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,395	$ 18,985	$ 9,584
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.05)	(.03)
Net realized and unrealized gain (loss)	.45	(.63)	(.51)
Total from investment operations	.45	(.68)	(.54)
Net asset value, end of period	$ 9.23	$ 8.78	$ 9.46
Total Return B, C, D	5.13%	(7.19)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.63% A	2.78%	4.67% A
Expenses net of voluntary waivers, if any	2.25% A	2.41%	2.50% A
Expenses net of all reductions	2.11% A	2.34%	2.47% A
Net investment income (loss)	(.01)% A	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,624	$ 10,253	$ 5,103
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.05)	(.03)
Net realized and unrealized gain (loss)	.45	(.64)	(.51)
Total from investment operations	.45	(.69)	(.54)
Net asset value, end of period	$ 9.22	$ 8.77	$ 9.46
Total Return B, C, D	5.13%	(7.29)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.57% A	2.71%	4.55% A
Expenses net of voluntary waivers, if any	2.25% A	2.40%	2.50% A
Expenses net of all reductions	2.11% A	2.32%	2.46% A
Net investment income (loss)	-% A	(.58)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,246	$ 8,616	$ 5,118
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.04	.03
Net realized and unrealized gain (loss)	.47	(.64)	(.52)
Total from investment operations	.51	(.60)	(.49)
Net asset value, end of period	$ 9.42	$ 8.91	$ 9.51
Total Return B, C	5.72%	(6.31)%	(4.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.62%	3.44% A
Expenses net of voluntary waivers, if any	1.25% A	1.40%	1.50% A
Expenses net of all reductions	1.11% A	1.32%	1.46% A
Net investment income (loss)	1.00% A	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 621	$ 402	$ 309
Portfolio turnover rate	149% A	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,506,219	|
Unrealized depreciation	(1,247,026)
Net unrealized appreciation (depreciation)	$ 3,259,193
Cost for federal income tax purposes	$ 44,711,699

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 5,599	$ 102	$1,197
Class T	.32%	.25%	51,419	44	6,201
Class B	.75%	.25%	47,751	35,838	-
Class C	.75%	.25%	40,619	7,931	-
			$ 145,388	$ 43,915	$7,398

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,399
Class T	3,264
Class B*	15,209
Class C*	1,836
$ 23,708

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 7,754.44
Class T	44,341.49
Class B	24,026.50
Class C	17,834.44
Institutional Class	1,085.32
	$ 95,040

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,887 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,682
Class T	1.75%	33,633
Class B	2.25%	18,149
Class C	2.25%	13,069
Institutional Class	1.25%	679
		$ 71,212

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 20,367
Class A	1,197	-
Class T	6,201	-
	$ 7,398	$ 20,367

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	136,753	352,607	$ 1,139,292	$ 3,173,679
Shares redeemed	(103,244)	(95,850)	(827,380)	(852,246)
Net increase (decrease)	33,509	256,757	$ 311,912	$ 2,321,433
Class T
Shares sold	667,717	1,871,248	$ 5,539,834	$ 17,145,373
Shares redeemed	(517,125)	(735,066)	(4,286,341)	(6,371,323)
Net increase (decrease)	150,592	1,136,182	$ 1,253,493	$ 10,774,050
Class B
Shares sold	282,487	912,364	$ 2,357,950	$ 8,334,319
Shares redeemed	(298,826)	(283,943)	(2,407,846)	(2,386,701)
Net increase (decrease)	(16,339)	628,421	$ (49,896)	$ 5,947,618
Class C
Shares sold	313,636	647,671	$ 2,689,159	$ 5,810,954
Shares redeemed	(184,648)	(206,785)	(1,488,598)	(1,778,366)
Net increase (decrease)	128,988	440,886	$ 1,200,561	$ 4,032,588
Institutional Class
Shares sold	161,398	28,520	$ 1,336,197	$ 271,130
Shares redeemed	(140,563)	(15,881)	(1,129,746)	(144,906)
Net increase (decrease)	20,835	12,639	$ 206,451	$ 126,224

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.8	4.6
Xerox Corp.	4.6	4.4
AOL Time Warner, Inc.	4.4	0.0
Tyco International Ltd.	3.6	0.9
First Data Corp.	3.2	1.6
Qwest Communications International, Inc.	3.0	2.9
Dow Chemical Co.	2.8	0.0
Clear Channel Communications, Inc.	2.8	0.0
Bank of New York Co., Inc.	2.7	0.0
Biogen, Inc.	2.5	0.0
	35.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net asset	% of fund's net assets 6 months ago
Information Technology	19.4	17.3
Financials	14.0	19.7
Consumer Discretionary	13.1	16.5
Telecommunication Services	12.2	7.5
Industrials	9.4	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 86.0%		Stocks 95.1%
	Short-Term Investments and Net Other Assets 14.0%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	5.5%	** Foreign investments	4.9%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Leisure Equipment & Products - 0.0%
Mattel, Inc.	600	$ 12,906
Media - 11.3%
AOL Time Warner, Inc. (a)	197,600	3,007,472
Clear Channel Communications, Inc. (a)	46,400	1,888,480
EMI Group PLC	193,365	392,172
Liberty Media Corp. Class A (a)	120,500	1,409,850
Scholastic Corp. (a)	29,516	919,719
		7,617,693
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	14,100	589,944
Home Depot, Inc.	9,100	295,659
Office Depot, Inc. (a)	23,700	317,580
Pier 1 Imports, Inc.	1,500	30,165
		1,233,348
TOTAL CONSUMER DISCRETIONARY		8,863,947
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
The Coca-Cola Co.	16,300	742,791
Food & Staples Retailing - 0.8%
Sysco Corp.	17,600	544,544
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc.	2,300	78,407
TOTAL CONSUMER STAPLES		1,365,742
ENERGY - 3.1%
Energy Equipment & Services - 3.1%
BJ Services Co. (a)	23,700	964,827
Grey Wolf, Inc. (a)	231,740	1,038,195
Nabors Industries Ltd. (a)	1,600	72,128
		2,075,150
FINANCIALS - 14.0%
Capital Markets - 6.8%
Bank of New York Co., Inc.	62,900	1,820,326
Charles Schwab Corp.	158,000	1,532,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	28,400	$ 441,620
Merrill Lynch & Co., Inc.	17,700	766,410
		4,560,956
Commercial Banks - 1.2%
Bank One Corp.	21,700	810,712
Consumer Finance - 2.8%
American Express Co.	32,700	1,362,282
MBNA Corp.	27,400	549,370
		1,911,652
Insurance - 3.2%
ACE Ltd.	28,600	1,043,900
AMBAC Financial Group, Inc.	17,200	1,147,412
		2,191,312
TOTAL FINANCIALS		9,474,632
HEALTH CARE - 8.9%
Biotechnology - 2.9%
Biogen, Inc. (a)	40,000	1,697,600
Cephalon, Inc. (a)	5,900	266,621
Trimeris, Inc. (a)	500	24,665
		1,988,886
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	14,800	1,038,220
Health Care Providers & Services - 2.0%
Health Management Associates, Inc. Class A	33,800	630,370
Laboratory Corp. of America Holdings (a)	21,300	684,795
		1,315,165
Pharmaceuticals - 2.5%
Biovail Corp. (a)	10,000	468,426
Merck & Co., Inc.	22,000	1,222,760
		1,691,186
TOTAL HEALTH CARE		6,033,457
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 9.4%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (a)	16,700	$ 692,549
Southwest Airlines Co.	65,000	1,044,550
		1,737,099
Commercial Services & Supplies - 0.9%
Equifax, Inc.	14,000	354,480
Robert Half International, Inc. (a)	13,700	232,215
		586,695
Industrial Conglomerates - 3.6%
Tyco International Ltd.	137,390	2,431,803
Road & Rail - 2.4%
Norfolk Southern Corp.	74,400	1,630,848
TOTAL INDUSTRIALS		6,386,445
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.7%
Nortel Networks Corp. (a)	364,900	1,145,787
Electronic Equipment & Instruments - 0.7%
Ingram Micro, Inc. Class A (a)	41,500	457,330
Internet Software & Services - 2.1%
RealNetworks, Inc. (a)	28,300	224,985
VeriSign, Inc. (a)	49,200	737,016
Yahoo!, Inc. (a)	14,700	438,795
		1,400,796
IT Services - 5.5%
Affiliated Computer Services, Inc. Class A (a)	19,100	885,094
First Data Corp.	52,400	2,170,408
Paychex, Inc.	22,000	671,440
		3,726,942
Office Electronics - 4.6%
Xerox Corp. (a)	285,400	3,119,422
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc. (a)	23,000	886,650
Atmel Corp. (a)	77,800	235,734
		1,122,384
Software - 3.1%
BEA Systems, Inc. (a)	39,900	432,516
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Reynolds & Reynolds Co. Class A	23,000	$ 680,800
VERITAS Software Corp. (a)	36,700	1,018,425
		2,131,741
TOTAL INFORMATION TECHNOLOGY		13,104,402
MATERIALS - 2.8%
Chemicals - 2.8%
Dow Chemical Co.	59,500	1,892,100
TELECOMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 4.8%
Qwest Communications International, Inc. (a)	456,000	2,047,440
SBC Communications, Inc.	47,700	1,214,442
		3,261,882
Wireless Telecommunication Services - 7.4%
American Tower Corp. Class A (a)	59,600	534,016
Crown Castle International Corp. (a)	66,800	556,444
Nextel Communications, Inc. Class A (a)	261,900	3,925,880
		5,016,340
TOTAL TELECOMMUNICATION SERVICES		8,278,222
UTILITIES - 1.1%
Multi-Utilities & Unregulated Power - 1.1%
AES Corp. (a)	92,000	728,640
TOTAL COMMON STOCKS (Cost $48,717,238)		58,202,737
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 1.3% (b) (Cost $9,675,771)	9,675,771	9,675,771
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $58,393,009)		67,878,508
NET OTHER ASSETS - (0.3)%		(206,452)
NET ASSETS - 100%		$ 67,672,056
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $61,614,218 and $59,497,927, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,500 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $7,967,000 of which $346,000, $1,347,000 and $6,274,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $58,393,009) - See accompanying schedule		$ 67,878,508
Cash		62,030
Receivable for investments sold		1,376,719
Receivable for fund shares sold		297,072
Dividends receivable		12,443
Interest receivable		8,711
Other receivables		680
Total assets		69,636,163

Liabilities
Payable for investments purchased	$ 1,642,163
Payable for fund shares redeemed	220,559
Accrued management fee	31,526
Distribution fees payable	35,181
Other payables and accrued expenses	34,678
Total liabilities		1,964,107

Net Assets		$ 67,672,056
Net Assets consist of:
Paid in capital		$ 68,044,845
Accumulated net investment loss		(47,788)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,810,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,485,563
Net Assets		$ 67,672,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,744,134 ÷ 1,217,653 shares)	$ 9.64

Maximum offering price per share (100/94.25 of $9.64)	$ 10.23
Class T: Net Asset Value and redemption price per share ($27,109,599 ÷ 2,830,691 shares)	$ 9.58

Maximum offering price per share (100/96.50 of $9.58)	$ 9.93
Class B: Net Asset Value and offering price per share ($17,135,431 ÷ 1,810,268 shares) A	$ 9.47

Class C: Net Asset Value and offering price per share ($10,603,951 ÷ 1,120,984 shares) A	$ 9.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,078,941 ÷ 110,700 shares)	$ 9.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 409,396
Interest		49,942
Security lending		11,088
Total income		470,426

Expenses
Management fee	$ 168,124
Transfer agent fees	116,663
Distribution fees	208,405
Accounting and security lending fees	31,882
Non-interested trustees' compensation	112
Custodian fees and expenses	11,759
Registration fees	19,922
Audit	4,483
Legal	187
Miscellaneous	226
Total expenses before reductions	561,763
Expense reductions	(43,549)	518,214
Net investment income (loss)		(47,788)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,599,322)
Foreign currency transactions	(2,199)
Total net realized gain (loss)		(1,601,521)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,360,555
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		4,360,591
Net gain (loss)		2,759,070
Net increase (decrease) in net assets resulting from operations		$ 2,711,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (47,788)	$ (79,758)
Net realized gain (loss)	(1,601,521)	(6,421,993)
Change in net unrealized appreciation (depreciation)	4,360,591	8,528,368
Net increase (decrease) in net assets resulting from operations	2,711,282	2,026,617
Share transactions - net increase (decrease)	8,878,760	18,475,553
Total increase (decrease) in net assets	11,590,042	20,502,170

Net Assets
Beginning of period	56,082,014	35,579,844
End of period (including accumulated net investment loss of $47,788 and accumulated net investment loss of $0, respectively.)	$ 67,672,056	$ 56,082,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.01)	.01
Net realized and unrealized gain (loss)	.29	.94	(.52)	(1.10)
Total from investment operations	.30	.96	(.53)	(1.09)
Net asset value, end of period	$ 9.64	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	3.21%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.56% A	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.56% A	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.41% A	1.46%	1.74%	1.68% A
Net investment income (loss)	.23% A	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,744	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	- H	(.04)	- H
Net realized and unrealized gain (loss)	.30	.92	(.51)	(1.09)
Total from investment operations	.30	.92	(.55)	(1.09)
Net asset value, end of period	$ 9.58	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	3.23%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.84% A	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.84% A	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.69% A	1.75%	1.99%	1.93% A
Net investment income (loss)	(.06)% A	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,110	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.29	.93	(.51)	(1.09)
Total from investment operations	.27	.89	(.59)	(1.10)
Net asset value, end of period	$ 9.47	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	2.93%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.24% A	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.24% A	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.09% A	2.18%	2.49%	2.43% A
Net investment income (loss)	(.45)% A	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,135	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.29	.93	(.51)	(1.10)
Total from investment operations	.27	.89	(.59)	(1.11)
Net asset value, end of period	$ 9.46	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	2.94%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.20% A	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.20% A	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.05% A	2.15%	2.49%	2.43% A
Net investment income (loss)	(.42)% A	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,604	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.31	.93	(.52)	(1.10)
Total from investment operations	.34	1.00	(.51)	(1.08)
Net asset value, end of period	$ 9.75	$ 9.41	$ 8.41	$ 8.92
Total Return B, C	3.61%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.03% A	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	1.03% A	1.15%	1.50%	1.50% A
Expenses net of all reductions	.88% A	1.01%	1.49%	1.43% A
Net investment income (loss)	.76% A	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079	$ 1,229	$ 791	$ 457
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,744,735	|
Unrealized depreciation	(385,798)
Net unrealized appreciation (depreciation)	$ 9,358,937
Cost for federal income tax purposes	$ 58,519,571

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 14,466	$ -	$ 4,147
Class T	.35%	.25%	71,671	210	11,951
Class B	.75%	.25%	76,828	57,649	-
Class C	.75%	.25%	45,440	13,150	-
			$ 208,405	$ 71,009	$ 16,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,464
Class T	11,822
Class B*	28,706
Class C*	1,799
$ 47,791

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,044	.39*
Class T	50,227	.42*
Class B	31,968	.42*
Class C	17,448	.38*
Institutional Class	976	.21*
	$ 116,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $49,507 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 27,442	$ 9
Class A	4,147	-	-
Class T	11,951	-	-
	$ 16,098	$ 27,442	$ 9

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	772,160	410,360	$ 6,612,009	$ 3,714,054
Shares redeemed	(190,957)	(305,138)	(1,673,403)	(2,661,289)
Net increase (decrease)	581,203	105,222	$ 4,938,606	$ 1,052,765
Class T
Shares sold	956,121	2,613,769	$ 8,352,039	$ 24,703,757
Shares redeemed	(785,321)	(1,528,542)	(6,898,843)	(13,328,710)
Net increase (decrease)	170,800	1,085,227	$ 1,453,196	$ 11,375,047
Class B
Shares sold	356,820	1,039,363	$ 3,076,680	$ 9,429,444
Shares redeemed	(245,871)	(622,805)	(2,101,056)	(5,333,567)
Net increase (decrease)	110,949	416,558	$ 975,624	$ 4,095,877
Class C
Shares sold	493,010	787,695	$ 4,332,080	$ 7,200,713
Shares redeemed	(307,402)	(636,111)	(2,636,697)	(5,590,408)
Net increase (decrease)	185,608	151,584	$ 1,695,383	$ 1,610,305
Institutional Class
Shares sold	49,014	149,176	$ 440,723	$ 1,327,165
Shares redeemed	(68,887)	(112,644)	(624,772)	(985,606)
Net increase (decrease)	(19,873)	36,532	$ (184,049)	$ 341,559

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax ManagedStock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.8	4.6
Xerox Corp.	4.6	4.4
AOL Time Warner, Inc.	4.4	0.0
Tyco International Ltd.	3.6	0.9
First Data Corp.	3.2	1.6
Qwest Communications International, Inc.	3.0	2.9
Dow Chemical Co.	2.8	0.0
Clear Channel Communications, Inc.	2.8	0.0
Bank of New York Co., Inc.	2.7	0.0
Biogen, Inc.	2.5	0.0
	35.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net asset	% of fund's net assets 6 months ago
Information Technology	19.4	17.3
Financials	14.0	19.7
Consumer Discretionary	13.1	16.5
Telecommunication Services	12.2	7.5
Industrials	9.4	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 86.0%		Stocks 95.1%
	Short-Term Investments and Net Other Assets 14.0%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	5.5%	** Foreign investments	4.9%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Leisure Equipment & Products - 0.0%
Mattel, Inc.	600	$ 12,906
Media - 11.3%
AOL Time Warner, Inc. (a)	197,600	3,007,472
Clear Channel Communications, Inc. (a)	46,400	1,888,480
EMI Group PLC	193,365	392,172
Liberty Media Corp. Class A (a)	120,500	1,409,850
Scholastic Corp. (a)	29,516	919,719
		7,617,693
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	14,100	589,944
Home Depot, Inc.	9,100	295,659
Office Depot, Inc. (a)	23,700	317,580
Pier 1 Imports, Inc.	1,500	30,165
		1,233,348
TOTAL CONSUMER DISCRETIONARY		8,863,947
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
The Coca-Cola Co.	16,300	742,791
Food & Staples Retailing - 0.8%
Sysco Corp.	17,600	544,544
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc.	2,300	78,407
TOTAL CONSUMER STAPLES		1,365,742
ENERGY - 3.1%
Energy Equipment & Services - 3.1%
BJ Services Co. (a)	23,700	964,827
Grey Wolf, Inc. (a)	231,740	1,038,195
Nabors Industries Ltd. (a)	1,600	72,128
		2,075,150
FINANCIALS - 14.0%
Capital Markets - 6.8%
Bank of New York Co., Inc.	62,900	1,820,326
Charles Schwab Corp.	158,000	1,532,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	28,400	$ 441,620
Merrill Lynch & Co., Inc.	17,700	766,410
		4,560,956
Commercial Banks - 1.2%
Bank One Corp.	21,700	810,712
Consumer Finance - 2.8%
American Express Co.	32,700	1,362,282
MBNA Corp.	27,400	549,370
		1,911,652
Insurance - 3.2%
ACE Ltd.	28,600	1,043,900
AMBAC Financial Group, Inc.	17,200	1,147,412
		2,191,312
TOTAL FINANCIALS		9,474,632
HEALTH CARE - 8.9%
Biotechnology - 2.9%
Biogen, Inc. (a)	40,000	1,697,600
Cephalon, Inc. (a)	5,900	266,621
Trimeris, Inc. (a)	500	24,665
		1,988,886
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	14,800	1,038,220
Health Care Providers & Services - 2.0%
Health Management Associates, Inc. Class A	33,800	630,370
Laboratory Corp. of America Holdings (a)	21,300	684,795
		1,315,165
Pharmaceuticals - 2.5%
Biovail Corp. (a)	10,000	468,426
Merck & Co., Inc.	22,000	1,222,760
		1,691,186
TOTAL HEALTH CARE		6,033,457
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 9.4%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (a)	16,700	$ 692,549
Southwest Airlines Co.	65,000	1,044,550
		1,737,099
Commercial Services & Supplies - 0.9%
Equifax, Inc.	14,000	354,480
Robert Half International, Inc. (a)	13,700	232,215
		586,695
Industrial Conglomerates - 3.6%
Tyco International Ltd.	137,390	2,431,803
Road & Rail - 2.4%
Norfolk Southern Corp.	74,400	1,630,848
TOTAL INDUSTRIALS		6,386,445
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.7%
Nortel Networks Corp. (a)	364,900	1,145,787
Electronic Equipment & Instruments - 0.7%
Ingram Micro, Inc. Class A (a)	41,500	457,330
Internet Software & Services - 2.1%
RealNetworks, Inc. (a)	28,300	224,985
VeriSign, Inc. (a)	49,200	737,016
Yahoo!, Inc. (a)	14,700	438,795
		1,400,796
IT Services - 5.5%
Affiliated Computer Services, Inc. Class A (a)	19,100	885,094
First Data Corp.	52,400	2,170,408
Paychex, Inc.	22,000	671,440
		3,726,942
Office Electronics - 4.6%
Xerox Corp. (a)	285,400	3,119,422
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc. (a)	23,000	886,650
Atmel Corp. (a)	77,800	235,734
		1,122,384
Software - 3.1%
BEA Systems, Inc. (a)	39,900	432,516
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Reynolds & Reynolds Co. Class A	23,000	$ 680,800
VERITAS Software Corp. (a)	36,700	1,018,425
		2,131,741
TOTAL INFORMATION TECHNOLOGY		13,104,402
MATERIALS - 2.8%
Chemicals - 2.8%
Dow Chemical Co.	59,500	1,892,100
TELECOMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 4.8%
Qwest Communications International, Inc. (a)	456,000	2,047,440
SBC Communications, Inc.	47,700	1,214,442
		3,261,882
Wireless Telecommunication Services - 7.4%
American Tower Corp. Class A (a)	59,600	534,016
Crown Castle International Corp. (a)	66,800	556,444
Nextel Communications, Inc. Class A (a)	261,900	3,925,880
		5,016,340
TOTAL TELECOMMUNICATION SERVICES		8,278,222
UTILITIES - 1.1%
Multi-Utilities & Unregulated Power - 1.1%
AES Corp. (a)	92,000	728,640
TOTAL COMMON STOCKS (Cost $48,717,238)		58,202,737
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 1.3% (b) (Cost $9,675,771)	9,675,771	9,675,771
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $58,393,009)		67,878,508
NET OTHER ASSETS - (0.3)%		(206,452)
NET ASSETS - 100%		$ 67,672,056
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $61,614,218 and $59,497,927, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,500 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $7,967,000 of which $346,000, $1,347,000 and $6,274,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $58,393,009) - See accompanying schedule		$ 67,878,508
Cash		62,030
Receivable for investments sold		1,376,719
Receivable for fund shares sold		297,072
Dividends receivable		12,443
Interest receivable		8,711
Other receivables		680
Total assets		69,636,163

Liabilities
Payable for investments purchased	$ 1,642,163
Payable for fund shares redeemed	220,559
Accrued management fee	31,526
Distribution fees payable	35,181
Other payables and accrued expenses	34,678
Total liabilities		1,964,107

Net Assets		$ 67,672,056
Net Assets consist of:
Paid in capital		$ 68,044,845
Accumulated net investment loss		(47,788)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,810,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,485,563
Net Assets		$ 67,672,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,744,134 ÷ 1,217,653 shares)	$ 9.64

Maximum offering price per share (100/94.25 of $9.64)	$ 10.23
Class T: Net Asset Value and redemption price per share ($27,109,599 ÷ 2,830,691 shares)	$ 9.58

Maximum offering price per share (100/96.50 of $9.58)	$ 9.93
Class B: Net Asset Value and offering price per share ($17,135,431 ÷ 1,810,268 shares) A	$ 9.47

Class C: Net Asset Value and offering price per share ($10,603,951 ÷ 1,120,984 shares) A	$ 9.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,078,941 ÷ 110,700 shares)	$ 9.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 409,396
Interest		49,942
Security lending		11,088
Total income		470,426

Expenses
Management fee	$ 168,124
Transfer agent fees	116,663
Distribution fees	208,405
Accounting and security lending fees	31,882
Non-interested trustees' compensation	112
Custodian fees and expenses	11,759
Registration fees	19,922
Audit	4,483
Legal	187
Miscellaneous	226
Total expenses before reductions	561,763
Expense reductions	(43,549)	518,214
Net investment income (loss)		(47,788)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,599,322)
Foreign currency transactions	(2,199)
Total net realized gain (loss)		(1,601,521)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,360,555
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		4,360,591
Net gain (loss)		2,759,070
Net increase (decrease) in net assets resulting from operations		$ 2,711,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (47,788)	$ (79,758)
Net realized gain (loss)	(1,601,521)	(6,421,993)
Change in net unrealized appreciation (depreciation)	4,360,591	8,528,368
Net increase (decrease) in net assets resulting from operations	2,711,282	2,026,617
Share transactions - net increase (decrease)	8,878,760	18,475,553
Total increase (decrease) in net assets	11,590,042	20,502,170

Net Assets
Beginning of period	56,082,014	35,579,844
End of period (including accumulated net investment loss of $47,788 and accumulated net investment loss of $0, respectively.)	$ 67,672,056	$ 56,082,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.01)	.01
Net realized and unrealized gain (loss)	.29	.94	(.52)	(1.10)
Total from investment operations	.30	.96	(.53)	(1.09)
Net asset value, end of period	$ 9.64	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	3.21%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.56% A	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.56% A	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.41% A	1.46%	1.74%	1.68% A
Net investment income (loss)	.23% A	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,744	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	- H	(.04)	- H
Net realized and unrealized gain (loss)	.30	.92	(.51)	(1.09)
Total from investment operations	.30	.92	(.55)	(1.09)
Net asset value, end of period	$ 9.58	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	3.23%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.84% A	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.84% A	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.69% A	1.75%	1.99%	1.93% A
Net investment income (loss)	(.06)% A	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,110	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.29	.93	(.51)	(1.09)
Total from investment operations	.27	.89	(.59)	(1.10)
Net asset value, end of period	$ 9.47	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	2.93%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.24% A	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.24% A	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.09% A	2.18%	2.49%	2.43% A
Net investment income (loss)	(.45)% A	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,135	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.29	.93	(.51)	(1.10)
Total from investment operations	.27	.89	(.59)	(1.11)
Net asset value, end of period	$ 9.46	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	2.94%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.20% A	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.20% A	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.05% A	2.15%	2.49%	2.43% A
Net investment income (loss)	(.42)% A	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,604	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.31	.93	(.52)	(1.10)
Total from investment operations	.34	1.00	(.51)	(1.08)
Net asset value, end of period	$ 9.75	$ 9.41	$ 8.41	$ 8.92
Total Return B, C	3.61%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.03% A	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	1.03% A	1.15%	1.50%	1.50% A
Expenses net of all reductions	.88% A	1.01%	1.49%	1.43% A
Net investment income (loss)	.76% A	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079	$ 1,229	$ 791	$ 457
Portfolio turnover rate	230% A	180%	38%	125% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the period August 16, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,744,735	|
Unrealized depreciation	(385,798)
Net unrealized appreciation (depreciation)	$ 9,358,937
Cost for federal income tax purposes	$ 58,519,571

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 14,466	$ -	$ 4,147
Class T	.35%	.25%	71,671	210	11,951
Class B	.75%	.25%	76,828	57,649	-
Class C	.75%	.25%	45,440	13,150	-
			$ 208,405	$ 71,009	$ 16,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,464
Class T	11,822
Class B*	28,706
Class C*	1,799
$ 47,791

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,044	.39*
Class T	50,227	.42*
Class B	31,968	.42*
Class C	17,448	.38*
Institutional Class	976	.21*
	$ 116,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $49,507 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 27,442	$ 9
Class A	4,147	-	-
Class T	11,951	-	-
	$ 16,098	$ 27,442	$ 9

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	772,160	410,360	$ 6,612,009	$ 3,714,054
Shares redeemed	(190,957)	(305,138)	(1,673,403)	(2,661,289)
Net increase (decrease)	581,203	105,222	$ 4,938,606	$ 1,052,765
Class T
Shares sold	956,121	2,613,769	$ 8,352,039	$ 24,703,757
Shares redeemed	(785,321)	(1,528,542)	(6,898,843)	(13,328,710)
Net increase (decrease)	170,800	1,085,227	$ 1,453,196	$ 11,375,047
Class B
Shares sold	356,820	1,039,363	$ 3,076,680	$ 9,429,444
Shares redeemed	(245,871)	(622,805)	(2,101,056)	(5,333,567)
Net increase (decrease)	110,949	416,558	$ 975,624	$ 4,095,877
Class C
Shares sold	493,010	787,695	$ 4,332,080	$ 7,200,713
Shares redeemed	(307,402)	(636,111)	(2,636,697)	(5,590,408)
Net increase (decrease)	185,608	151,584	$ 1,695,383	$ 1,610,305
Institutional Class
Shares sold	49,014	149,176	$ 440,723	$ 1,327,165
Shares redeemed	(68,887)	(112,644)	(624,772)	(985,606)
Net increase (decrease)	(19,873)	36,532	$ (184,049)	$ 341,559

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax ManagedStock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	6.2	5.1
Gillette Co.	5.6	5.1
Morgan Stanley	4.9	5.4
BellSouth Corp.	4.9	4.4
EchoStar Communications Corp. Class A	4.2	2.3
Merrill Lynch & Co., Inc.	4.2	4.9
Wells Fargo & Co.	4.1	3.9
Wal-Mart Stores, Inc.	3.5	3.7
General Electric Co.	3.4	3.2
Microsoft Corp.	3.1	4.1
	44.1
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.8
Consumer Discretionary	18.5	19.7
Consumer Staples	16.5	11.4
Telecommunication Services	8.3	9.4
Industrials	7.1	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 87.7%		Stocks 83.9%
	Bonds 0.0%		Bonds 1.3%
	Short-Term Investments and Net Other Assets 12.3%		Short-Term Investments and Net Other Assets 14.8%
* Foreign investments	1.5%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	141,200	$ 4,092
Household Durables - 0.0%
Garmin Ltd. (a)	15,900	767
Media - 13.6%
AOL Time Warner, Inc. (a)	6	0
Comcast Corp. Class A (special) (a)	389,600	11,228
E.W. Scripps Co. Class A	445,000	39,191
EchoStar Communications Corp. Class A (a)	2,056,255	69,049
Omnicom Group, Inc.	1,434,200	100,121
Pegasus Communications Corp. Class A (a)	81,140	2,016
Washington Post Co. Class B	100	72
		221,677
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	392,300	11,377
Kohl's Corp. (a)	663,300	34,724
		46,101
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	998,200	16,750
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	382,100	12,949
TOTAL CONSUMER DISCRETIONARY		302,336
CONSUMER STAPLES - 16.5%
Beverages - 1.0%
The Coca-Cola Co.	356,500	16,246
Food & Staples Retailing - 4.9%
Sysco Corp.	241,900	7,484
Wal-Mart Stores, Inc.	1,085,200	57,092
Walgreen Co.	487,700	15,016
		79,592
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	561,700	15,110
Unilever PLC sponsored ADR	116,100	4,196
		19,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 2.8%
Colgate-Palmolive Co.	371,300	$ 22,137
Kimberly-Clark Corp.	466,300	24,215
		46,352
Personal Products - 5.6%
Gillette Co.	2,699,900	90,744
Tobacco - 1.0%
Altria Group, Inc.	393,600	16,256
TOTAL CONSUMER STAPLES		268,496
ENERGY - 2.8%
Oil & Gas - 2.8%
Exxon Mobil Corp.	1,253,206	45,617
FINANCIALS - 21.1%
Capital Markets - 11.2%
Goldman Sachs Group, Inc.	423,800	34,540
Merrill Lynch & Co., Inc.	1,568,900	67,933
Morgan Stanley	1,764,500	80,726
		183,199
Commercial Banks - 4.7%
Bank One Corp.	274,100	10,240
Wells Fargo & Co.	1,373,800	66,355
		76,595
Consumer Finance - 0.8%
American Express Co.	302,900	12,619
Insurance - 3.5%
Allstate Corp.	371,400	13,367
American International Group, Inc.	540,130	31,263
PartnerRe Ltd.	166,600	8,850
Travelers Property Casualty Corp. Class B	207,600	3,357
		56,837
Real Estate - 0.4%
Equity Office Properties Trust	243,600	6,555
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	116,800	8,643
TOTAL FINANCIALS		344,448
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 6.5%
Biotechnology - 2.8%
Amgen, Inc. (a)	701,400	$ 45,388
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	182,600	7,761
Medtronic, Inc.	290,600	14,161
		21,922
Pharmaceuticals - 2.4%
Allergan, Inc.	144,700	10,434
Pfizer, Inc.	927,150	28,760
		39,194
TOTAL HEALTH CARE		106,504
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	175,300	8,137
Northrop Grumman Corp.	124,700	10,967
United Technologies Corp.	91,800	6,265
		25,369
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	893,700	9,849
Northwest Airlines Corp. (a)	446,500	3,987
Southwest Airlines Co.	270,900	4,353
		18,189
Building Products - 0.6%
American Standard Companies, Inc. (a)	123,200	9,116
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	133,300	7,395
Industrial Conglomerates - 3.4%
General Electric Co.	1,924,600	55,236
TOTAL INDUSTRIALS		115,305
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,404,900	22,872
Nokia Corp. sponsored ADR	41,000	740
		23,612
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	20,600	$ 1,533
IT Services - 1.3%
First Data Corp.	257,300	10,657
Paychex, Inc.	344,200	10,505
		21,162
Software - 3.1%
Microsoft Corp.	2,101,500	51,718
TOTAL INFORMATION TECHNOLOGY		98,025
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	3,600	216
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 8.3%
BellSouth Corp.	2,991,800	79,313
SBC Communications, Inc.	944,300	24,042
Verizon Communications, Inc.	829,900	31,412
		134,767
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	286,600	14,814
FPL Group, Inc.	4,000	266
		15,080
TOTAL COMMON STOCKS (Cost $1,408,904)		1,430,794
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	GBP	36	12
TOTAL NONCONVERTIBLE BONDS (Cost $17)			12
Money Market Funds - 12.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	199,293,570	$ 199,294
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	4,472,400	4,472
TOTAL MONEY MARKET FUNDS (Cost $203,766)		203,766
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,612,687)		1,634,572
NET OTHER ASSETS - (0.2)%		(3,912)
NET ASSETS - 100%		$ 1,630,660
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $218,673,000 and $199,803,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,000 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $334,401,000 of which $13,634,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $21,604,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,089) (cost $1,612,687) - See accompanying schedule		$ 1,634,572
Receivable for fund shares sold		2,510
Dividends receivable		1,874
Interest receivable		204
Total assets		1,639,160

Liabilities
Payable for fund shares redeemed	$ 2,204
Accrued management fee	645
Distribution fees payable	803
Other payables and accrued expenses	376
Collateral on securities loaned, at value	4,472
Total liabilities		8,500

Net Assets		$ 1,630,660
Net Assets consist of:
Paid in capital		$ 1,953,886
Undistributed net investment income		2,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(347,124)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,884
Net Assets		$ 1,630,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,715 ÷ 8,838 shares)	$ 14.45

Maximum offering price per share (100/94.25 of $14.45)	$ 15.33
Class T: Net Asset Value and redemption price per share ($812,207 ÷ 56,613 shares)	$ 14.35

Maximum offering price per share (100/96.50 of $14.35)	$ 14.87
Class B: Net Asset Value and offering price per share ($355,904 ÷ 25,415 shares) A	$ 14.00

Class C: Net Asset Value and offering price per share ($188,199 ÷ 13,425 shares) A	$ 14.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($146,635 ÷ 10,077 shares)	$ 14.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 11,206
Interest		1,806
Security lending		14
Total income		13,026

Expenses
Management fee	$ 3,640
Transfer agent fees	2,322
Distribution fees	4,663
Accounting and security lending fees	174
Non-interested trustees' compensation	3
Custodian fees and expenses	10
Registration fees	45
Audit	26
Legal	6
Miscellaneous	13
Total expenses before reductions	10,902
Expense reductions	(56)	10,846
Net investment income (loss)		2,180
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,436
Total net realized gain (loss)		12,436
Change in net unrealized appreciation (depreciation) on: Investment securities	59,943
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		59,942
Net gain (loss)		72,378
Net increase (decrease) in net assets resulting from operations		$ 74,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,180	$ 4,590
Net realized gain (loss)	12,436	(60,796)
Change in net unrealized appreciation (depreciation)	59,942	(230,474)
Net increase (decrease) in net assets resulting from operations	74,558	(286,680)
Distributions to shareholders from net investment income	(4,752)	(287)
Share transactions - net increase (decrease)	(11,214)	(279,356)
Total increase (decrease) in net assets	58,592	(566,323)

Net Assets
Beginning of period	1,572,068	2,138,391
End of period (including undistributed net investment income of $2,014 and undistributed net investment income of $4,586, respectively)	$ 1,630,660	$ 1,572,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.04	.09 G	.06	.02	.04	.06
Net realized and unrealized gain (loss)	.67	(2.20) G	(1.69)	(.85)	3.32	2.79
Total from investment operations	.71	(2.11)	(1.63)	(.83)	3.36	2.85
Distributions from net investment income	(.09)	-	-	-	(.01)	(.05)
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.03)	-
Total distributions	(.09)	-	-	-	(.05)	(.23)
Net asset value, end of period	$ 14.45	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Total Return B,C,D	5.19%	(13.24)%	(9.28)%	(4.51)%	22.31%	23.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11% A	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of voluntary waivers, if any	1.11% A	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of all reductions	1.11% A	1.06%	1.00%	.98%	1.03%	1.11%
Net investment income (loss)	.63% A	.62% G	.39%	.09%	.22%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 121	$ 166	$ 180	$ 120	$ 35
Portfolio turnover rate	30% A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.03	.06 G	.03	(.03)	-H	.04
Net realized and unrealized gain (loss)	.66	(2.19) G	(1.69)	(.84)	3.32	2.78
Total from investment operations	.69	(2.13)	(1.66)	(.87)	3.32	2.82
Distributions from net investment income	(.05)	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.01)	-
Total distributions	(.05)	-	-	-	(.02)	(.21)
Net asset value, end of period	$ 14.35	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Total Return B,C, D	5.06%	(13.45)%	(9.49)%	(4.74)%	22.05%	23.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of voluntary waivers, if any	1.34% A	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of all reductions	1.33% A	1.29%	1.24%	1.21%	1.25%	1.30%
Net investment income (loss)	.40% A	.39% G	.16%	(.14)%	-%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 812	$ 788	$ 1,070	$ 1,278	$ 999	$ 400
Portfolio turnover rate	30% A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Income from Investment Operations
Net investment income (loss)E	(.01)	(.02)G	(.06)	(.13)	(.09)	(.03)
Net realized and unrealized gain (loss)	.65	(2.14)G	(1.66)	(.82)	3.30	2.77
Total from investment operations	.64	(2.16)	(1.72)	(.95)	3.21	2.74
Distributions from net realized gain	-	-	-	-	-	(.17)
Net asset value, end of period	$ 14.00	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Total ReturnB,C,D	4.79%	(13.92)%	(9.98)%	(5.22)%	21.43%	22.39%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.86%A	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.86%A	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of all reductions	1.85%A	1.81%	1.76%	1.73%	1.76%	1.82%
Net investment income (loss)	(.12)%A	(.13)%G	(.37)%	(.66)%	(.51)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 356	$ 365	$ 523	$ 641	$ 508	$ 158
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Income from Investment Operations
Net investment income (loss)E	(.01)	(.01)G	(.05)	(.12)	(.08)	(.04)
Net realized and unrealized gain (loss)	.65	(2.14)G	(1.66)	(.83)	3.29	2.76
Total from investment operations	.64	(2.15)	(1.71)	(.95)	3.21	2.72
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.18)
Total distributions	-	-	-	-	-	(.19)
Net asset value, end of period	$ 14.02	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Total ReturnB,C,D	4.78%	(13.84)%	(9.92)%	(5.22) %	21.43%	22.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.83%A	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of voluntary waivers, if any	1.83%A	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of all reductions	1.82%A	1.78%	1.73%	1.71%	1.75%	1.85%
Net investment income (loss)	(.09)%A	(.10)%G	(.33)%	(.64)%	(.50)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 194	$ 281	$ 365	$ 253	$ 60
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Income from Investment Operations
Net investment income (loss)D	.07	.14F	.12	.08	.09	.11
Net realized and unrealized gain (loss)	.67	(2.21)F	(1.70)	(.86)	3.33	2.79
Total from investment operations	.74	(2.07)	(1.58)	(.78)	3.42	2.90
Distributions from net investment income	(.15)	(.05)	-	-	(.01)	(.09)
Distributions in excess of net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.05)	-
Total distributions	(.15)	(.05)	-	-	(.08)	(.27)
Net asset value, end of period	$ 14.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Total ReturnB,C	5.39%	(12.95)%	(8.95)%	(4.23)%	22.71%	23.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	.72%A	.73%	.69%	.69%	.74%	.76%
Expenses net of voluntary waivers, if any	.72%A	.73%	.69%	.69%	.74%	.76%
Expenses net of all reductions	.72%A	.69%	.67%	.68%	.72%	.75%
Net investment income (loss)	1.01%A	.98%F	.72%	.39%	.53%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 147	$ 104	$ 98	$ 118	$ 131	$ 97
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 131,356	|
Unrealized depreciation	(111,405)
Net unrealized appreciation (depreciation)	$ 19,951
Cost for federal income tax purposes	$ 1,614,621

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 152	$ -	$ 7
Class T	.26%	.25%	1,918	21	43
Class B	.75%	.25%	1,695	1,273	-
Class C	.75%	.25%	898	2	-
			$ 4,663	$ 1,296	$ 50

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	31
Class B*	599
Class C*	8
$ 669

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 192	.33*
Class T	1,149	.31*
Class B	581	.34*
Class C	279	.31*
Institutional Class	121	.20*
	$ 2,322

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,223 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 6
Class A	7	-
Class T	43	-
	$ 50	$ 6

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 783	$ -
Class T	2,857	-
Institutional Class	1,112	287
Total	$ 4,752	$ 287

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,086	2,093	$ 14,423	$ 31,021
Reinvestment of distributions	54	-	722	-
Shares redeemed	(1,013)	(3,765)	(13,362)	(54,705)
Net increase (decrease)	127	(1,672)	$ 1,783	$ (23,684)
Class T
Shares sold	7,248	12,943	$ 96,507	$ 189,408
Reinvestment of distributions	204	-	2,700	-
Shares redeemed	(8,307)	(23,065)	(109,337)	(330,455)
Net increase (decrease)	(855)	(10,122)	$ (10,130)	$ (141,047)
Class B
Shares sold	1,367	2,678	$ 17,806	$ 38,436
Shares redeemed	(3,292)	(9,067)	(42,080)	(125,194)
Net increase (decrease)	(1,925)	(6,389)	$ (24,274)	$ (86,758)
Class C
Shares sold	1,060	2,471	$ 13,841	$ 35,760
Shares redeemed	(2,150)	(6,067)	(27,525)	(84,646)
Net increase (decrease)	(1,090)	(3,596)	$ (13,684)	$ (48,886)
Institutional Class
Shares sold	4,367	3,545	$ 58,304	$ 52,211
Reinvestment of distributions	64	14	853	233
Shares redeemed	(1,820)	(2,180)	(24,066)	(31,425)
Net increase (decrease)	2,611	1,379	$ 35,091	$ 21,019

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	6.2	5.1
Gillette Co.	5.6	5.1
Morgan Stanley	4.9	5.4
BellSouth Corp.	4.9	4.4
EchoStar Communications Corp. Class A	4.2	2.3
Merrill Lynch & Co., Inc.	4.2	4.9
Wells Fargo & Co.	4.1	3.9
Wal-Mart Stores, Inc.	3.5	3.7
General Electric Co.	3.4	3.2
Microsoft Corp.	3.1	4.1
	44.1
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.8
Consumer Discretionary	18.5	19.7
Consumer Staples	16.5	11.4
Telecommunication Services	8.3	9.4
Industrials	7.1	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 87.7%		Stocks 83.9%
	Bonds 0.0%		Bonds 1.3%
	Short-Term Investments and Net Other Assets 12.3%		Short-Term Investments and Net Other Assets 14.8%
* Foreign investments	1.5%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	141,200	$ 4,092
Household Durables - 0.0%
Garmin Ltd. (a)	15,900	767
Media - 13.6%
AOL Time Warner, Inc. (a)	6	0
Comcast Corp. Class A (special) (a)	389,600	11,228
E.W. Scripps Co. Class A	445,000	39,191
EchoStar Communications Corp. Class A (a)	2,056,255	69,049
Omnicom Group, Inc.	1,434,200	100,121
Pegasus Communications Corp. Class A (a)	81,140	2,016
Washington Post Co. Class B	100	72
		221,677
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	392,300	11,377
Kohl's Corp. (a)	663,300	34,724
		46,101
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	998,200	16,750
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	382,100	12,949
TOTAL CONSUMER DISCRETIONARY		302,336
CONSUMER STAPLES - 16.5%
Beverages - 1.0%
The Coca-Cola Co.	356,500	16,246
Food & Staples Retailing - 4.9%
Sysco Corp.	241,900	7,484
Wal-Mart Stores, Inc.	1,085,200	57,092
Walgreen Co.	487,700	15,016
		79,592
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	561,700	15,110
Unilever PLC sponsored ADR	116,100	4,196
		19,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 2.8%
Colgate-Palmolive Co.	371,300	$ 22,137
Kimberly-Clark Corp.	466,300	24,215
		46,352
Personal Products - 5.6%
Gillette Co.	2,699,900	90,744
Tobacco - 1.0%
Altria Group, Inc.	393,600	16,256
TOTAL CONSUMER STAPLES		268,496
ENERGY - 2.8%
Oil & Gas - 2.8%
Exxon Mobil Corp.	1,253,206	45,617
FINANCIALS - 21.1%
Capital Markets - 11.2%
Goldman Sachs Group, Inc.	423,800	34,540
Merrill Lynch & Co., Inc.	1,568,900	67,933
Morgan Stanley	1,764,500	80,726
		183,199
Commercial Banks - 4.7%
Bank One Corp.	274,100	10,240
Wells Fargo & Co.	1,373,800	66,355
		76,595
Consumer Finance - 0.8%
American Express Co.	302,900	12,619
Insurance - 3.5%
Allstate Corp.	371,400	13,367
American International Group, Inc.	540,130	31,263
PartnerRe Ltd.	166,600	8,850
Travelers Property Casualty Corp. Class B	207,600	3,357
		56,837
Real Estate - 0.4%
Equity Office Properties Trust	243,600	6,555
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	116,800	8,643
TOTAL FINANCIALS		344,448
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 6.5%
Biotechnology - 2.8%
Amgen, Inc. (a)	701,400	$ 45,388
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	182,600	7,761
Medtronic, Inc.	290,600	14,161
		21,922
Pharmaceuticals - 2.4%
Allergan, Inc.	144,700	10,434
Pfizer, Inc.	927,150	28,760
		39,194
TOTAL HEALTH CARE		106,504
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	175,300	8,137
Northrop Grumman Corp.	124,700	10,967
United Technologies Corp.	91,800	6,265
		25,369
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	893,700	9,849
Northwest Airlines Corp. (a)	446,500	3,987
Southwest Airlines Co.	270,900	4,353
		18,189
Building Products - 0.6%
American Standard Companies, Inc. (a)	123,200	9,116
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	133,300	7,395
Industrial Conglomerates - 3.4%
General Electric Co.	1,924,600	55,236
TOTAL INDUSTRIALS		115,305
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,404,900	22,872
Nokia Corp. sponsored ADR	41,000	740
		23,612
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	20,600	$ 1,533
IT Services - 1.3%
First Data Corp.	257,300	10,657
Paychex, Inc.	344,200	10,505
		21,162
Software - 3.1%
Microsoft Corp.	2,101,500	51,718
TOTAL INFORMATION TECHNOLOGY		98,025
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	3,600	216
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 8.3%
BellSouth Corp.	2,991,800	79,313
SBC Communications, Inc.	944,300	24,042
Verizon Communications, Inc.	829,900	31,412
		134,767
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	286,600	14,814
FPL Group, Inc.	4,000	266
		15,080
TOTAL COMMON STOCKS (Cost $1,408,904)		1,430,794
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	GBP	36	12
TOTAL NONCONVERTIBLE BONDS (Cost $17)			12
Money Market Funds - 12.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	199,293,570	$ 199,294
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	4,472,400	4,472
TOTAL MONEY MARKET FUNDS (Cost $203,766)		203,766
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,612,687)		1,634,572
NET OTHER ASSETS - (0.2)%		(3,912)
NET ASSETS - 100%		$ 1,630,660
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $218,673,000 and $199,803,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,000 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $334,401,000 of which $13,634,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $21,604,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,089) (cost $1,612,687) - See accompanying schedule		$ 1,634,572
Receivable for fund shares sold		2,510
Dividends receivable		1,874
Interest receivable		204
Total assets		1,639,160

Liabilities
Payable for fund shares redeemed	$ 2,204
Accrued management fee	645
Distribution fees payable	803
Other payables and accrued expenses	376
Collateral on securities loaned, at value	4,472
Total liabilities		8,500

Net Assets		$ 1,630,660
Net Assets consist of:
Paid in capital		$ 1,953,886
Undistributed net investment income		2,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(347,124)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,884
Net Assets		$ 1,630,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,715 ÷ 8,838 shares)	$ 14.45

Maximum offering price per share (100/94.25 of $14.45)	$ 15.33
Class T: Net Asset Value and redemption price per share ($812,207 ÷ 56,613 shares)	$ 14.35

Maximum offering price per share (100/96.50 of $14.35)	$ 14.87
Class B: Net Asset Value and offering price per share ($355,904 ÷ 25,415 shares) A	$ 14.00

Class C: Net Asset Value and offering price per share ($188,199 ÷ 13,425 shares) A	$ 14.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($146,635 ÷ 10,077 shares)	$ 14.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 11,206
Interest		1,806
Security lending		14
Total income		13,026

Expenses
Management fee	$ 3,640
Transfer agent fees	2,322
Distribution fees	4,663
Accounting and security lending fees	174
Non-interested trustees' compensation	3
Custodian fees and expenses	10
Registration fees	45
Audit	26
Legal	6
Miscellaneous	13
Total expenses before reductions	10,902
Expense reductions	(56)	10,846
Net investment income (loss)		2,180
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,436
Total net realized gain (loss)		12,436
Change in net unrealized appreciation (depreciation) on: Investment securities	59,943
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		59,942
Net gain (loss)		72,378
Net increase (decrease) in net assets resulting from operations		$ 74,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,180	$ 4,590
Net realized gain (loss)	12,436	(60,796)
Change in net unrealized appreciation (depreciation)	59,942	(230,474)
Net increase (decrease) in net assets resulting from operations	74,558	(286,680)
Distributions to shareholders from net investment income	(4,752)	(287)
Share transactions - net increase (decrease)	(11,214)	(279,356)
Total increase (decrease) in net assets	58,592	(566,323)

Net Assets
Beginning of period	1,572,068	2,138,391
End of period (including undistributed net investment income of $2,014 and undistributed net investment income of $4,586, respectively)	$ 1,630,660	$ 1,572,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.04	.09 G	.06	.02	.04	.06
Net realized and unrealized gain (loss)	.67	(2.20) G	(1.69)	(.85)	3.32	2.79
Total from investment operations	.71	(2.11)	(1.63)	(.83)	3.36	2.85
Distributions from net investment income	(.09)	-	-	-	(.01)	(.05)
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.03)	-
Total distributions	(.09)	-	-	-	(.05)	(.23)
Net asset value, end of period	$ 14.45	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Total Return B,C,D	5.19%	(13.24)%	(9.28)%	(4.51)%	22.31%	23.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11% A	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of voluntary waivers, if any	1.11% A	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of all reductions	1.11% A	1.06%	1.00%	.98%	1.03%	1.11%
Net investment income (loss)	.63% A	.62% G	.39%	.09%	.22%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 121	$ 166	$ 180	$ 120	$ 35
Portfolio turnover rate	30% A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.03	.06 G	.03	(.03)	-H	.04
Net realized and unrealized gain (loss)	.66	(2.19) G	(1.69)	(.84)	3.32	2.78
Total from investment operations	.69	(2.13)	(1.66)	(.87)	3.32	2.82
Distributions from net investment income	(.05)	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.01)	-
Total distributions	(.05)	-	-	-	(.02)	(.21)
Net asset value, end of period	$ 14.35	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Total Return B,C, D	5.06%	(13.45)%	(9.49)%	(4.74)%	22.05%	23.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of voluntary waivers, if any	1.34% A	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of all reductions	1.33% A	1.29%	1.24%	1.21%	1.25%	1.30%
Net investment income (loss)	.40% A	.39% G	.16%	(.14)%	-%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 812	$ 788	$ 1,070	$ 1,278	$ 999	$ 400
Portfolio turnover rate	30% A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Income from Investment Operations
Net investment income (loss)E	(.01)	(.02)G	(.06)	(.13)	(.09)	(.03)
Net realized and unrealized gain (loss)	.65	(2.14)G	(1.66)	(.82)	3.30	2.77
Total from investment operations	.64	(2.16)	(1.72)	(.95)	3.21	2.74
Distributions from net realized gain	-	-	-	-	-	(.17)
Net asset value, end of period	$ 14.00	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Total ReturnB,C,D	4.79%	(13.92)%	(9.98)%	(5.22)%	21.43%	22.39%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.86%A	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.86%A	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of all reductions	1.85%A	1.81%	1.76%	1.73%	1.76%	1.82%
Net investment income (loss)	(.12)%A	(.13)%G	(.37)%	(.66)%	(.51)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 356	$ 365	$ 523	$ 641	$ 508	$ 158
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Income from Investment Operations
Net investment income (loss)E	(.01)	(.01)G	(.05)	(.12)	(.08)	(.04)
Net realized and unrealized gain (loss)	.65	(2.14)G	(1.66)	(.83)	3.29	2.76
Total from investment operations	.64	(2.15)	(1.71)	(.95)	3.21	2.72
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.18)
Total distributions	-	-	-	-	-	(.19)
Net asset value, end of period	$ 14.02	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Total ReturnB,C,D	4.78%	(13.84)%	(9.92)%	(5.22) %	21.43%	22.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.83%A	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of voluntary waivers, if any	1.83%A	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of all reductions	1.82%A	1.78%	1.73%	1.71%	1.75%	1.85%
Net investment income (loss)	(.09)%A	(.10)%G	(.33)%	(.64)%	(.50)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 194	$ 281	$ 365	$ 253	$ 60
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Income from Investment Operations
Net investment income (loss)D	.07	.14F	.12	.08	.09	.11
Net realized and unrealized gain (loss)	.67	(2.21)F	(1.70)	(.86)	3.33	2.79
Total from investment operations	.74	(2.07)	(1.58)	(.78)	3.42	2.90
Distributions from net investment income	(.15)	(.05)	-	-	(.01)	(.09)
Distributions in excess of net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions from capital	-	-	-	-	(.05)	-
Total distributions	(.15)	(.05)	-	-	(.08)	(.27)
Net asset value, end of period	$ 14.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Total ReturnB,C	5.39%	(12.95)%	(8.95)%	(4.23)%	22.71%	23.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	.72%A	.73%	.69%	.69%	.74%	.76%
Expenses net of voluntary waivers, if any	.72%A	.73%	.69%	.69%	.74%	.76%
Expenses net of all reductions	.72%A	.69%	.67%	.68%	.72%	.75%
Net investment income (loss)	1.01%A	.98%F	.72%	.39%	.53%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 147	$ 104	$ 98	$ 118	$ 131	$ 97
Portfolio turnover rate	30%A	93%	67%	97%	55%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 131,356	|
Unrealized depreciation	(111,405)
Net unrealized appreciation (depreciation)	$ 19,951
Cost for federal income tax purposes	$ 1,614,621

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 152	$ -	$ 7
Class T	.26%	.25%	1,918	21	43
Class B	.75%	.25%	1,695	1,273	-
Class C	.75%	.25%	898	2	-
			$ 4,663	$ 1,296	$ 50

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	31
Class B*	599
Class C*	8
$ 669

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 192	.33*
Class T	1,149	.31*
Class B	581	.34*
Class C	279	.31*
Institutional Class	121	.20*
	$ 2,322

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,223 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 6
Class A	7	-
Class T	43	-
	$ 50	$ 6

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 783	$ -
Class T	2,857	-
Institutional Class	1,112	287
Total	$ 4,752	$ 287

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,086	2,093	$ 14,423	$ 31,021
Reinvestment of distributions	54	-	722	-
Shares redeemed	(1,013)	(3,765)	(13,362)	(54,705)
Net increase (decrease)	127	(1,672)	$ 1,783	$ (23,684)
Class T
Shares sold	7,248	12,943	$ 96,507	$ 189,408
Reinvestment of distributions	204	-	2,700	-
Shares redeemed	(8,307)	(23,065)	(109,337)	(330,455)
Net increase (decrease)	(855)	(10,122)	$ (10,130)	$ (141,047)
Class B
Shares sold	1,367	2,678	$ 17,806	$ 38,436
Shares redeemed	(3,292)	(9,067)	(42,080)	(125,194)
Net increase (decrease)	(1,925)	(6,389)	$ (24,274)	$ (86,758)
Class C
Shares sold	1,060	2,471	$ 13,841	$ 35,760
Shares redeemed	(2,150)	(6,067)	(27,525)	(84,646)
Net increase (decrease)	(1,090)	(3,596)	$ (13,684)	$ (48,886)
Institutional Class
Shares sold	4,367	3,545	$ 58,304	$ 52,211
Reinvestment of distributions	64	14	853	233
Shares redeemed	(1,820)	(2,180)	(24,066)	(31,425)
Net increase (decrease)	2,611	1,379	$ 35,091	$ 21,019

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	3.9	3.1
Gillette Co.	3.6	3.2
Morgan Stanley	3.1	3.4
BellSouth Corp.	3.0	2.7
Wells Fargo & Co.	2.6	2.5
	16.2
Top Five Bond Issuers as of May 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.2	12.0
U.S. Treasury Obligations	3.0	2.6
Government National Mortgage Association	2.4	3.3
Freddie Mac	0.9	0.9
Philip Morris Companies, Inc.	0.3	0.3
	17.8
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	21.0
Consumer Discretionary	14.9	15.4
Consumer Staples	11.2	8.0
Telecommunication Services	6.8	7.2
Industrials	5.8	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 55.4%		Stocks 53.1%
	Bonds 37.2%		Bonds 39.4%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	3.4%	** Foreign investments	3.8%

Semiannual Report

Investments May 31, 2003

Showing Percentage of Net Assets

Common Stocks - 55.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	90,700	2,628
Household Durables - 0.0%
Garmin Ltd. (a)	9,916	478
Media - 8.5%
AOL Time Warner, Inc. (a)	51	1
Comcast Corp. Class A (special) (a)	244,000	7,032
E.W. Scripps Co. Class A	285,000	25,100
EchoStar Communications Corp. Class A (a)	1,297,920	43,584
Omnicom Group, Inc.	960,350	67,025
Pegasus Communications Corp. Class A (a)	53,360	1,326
		144,068
Multiline Retail - 1.8%
Dollar Tree Stores, Inc. (a)	246,100	7,137
Kohl's Corp. (a)	444,200	23,254
		30,391
Specialty Retail - 0.7%
Hollywood Entertainment Corp. (a)	666,500	11,184
Stage Stores, Inc. (a)	770	19
		11,203
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	241,700	8,191
TOTAL CONSUMER DISCRETIONARY		196,959
CONSUMER STAPLES - 10.4%
Beverages - 0.6%
The Coca-Cola Co.	238,100	10,850
Food & Staples Retailing - 3.1%
Sysco Corp.	156,400	4,839
Wal-Mart Stores, Inc.	714,600	37,595
Walgreen Co.	325,600	10,025
		52,459
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	367,200	9,878
Unilever PLC sponsored ADR	64,800	2,342
		12,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Colgate-Palmolive Co.	242,300	$ 14,446
Kimberly-Clark Corp.	290,300	15,075
		29,521
Personal Products - 3.6%
Gillette Co.	1,807,600	60,753
Tobacco - 0.6%
Altria Group, Inc.	261,920	10,817
TOTAL CONSUMER STAPLES		176,620
ENERGY - 1.8%
Oil & Gas - 1.8%
Exxon Mobil Corp.	839,068	30,542
FINANCIALS - 13.2%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	269,700	21,981
Merrill Lynch & Co., Inc.	984,300	42,620
Morgan Stanley	1,117,500	51,126
		115,727
Commercial Banks - 3.0%
Bank One Corp.	179,400	6,702
Wells Fargo & Co.	919,800	44,426
		51,128
Consumer Finance - 0.5%
American Express Co.	195,400	8,140
Insurance - 2.2%
Allstate Corp.	251,600	9,055
American International Group, Inc.	352,825	20,422
PartnerRe Ltd.	109,100	5,795
Travelers Property Casualty Corp. Class B	138,100	2,233
		37,505
Real Estate - 0.3%
Equity Office Properties Trust	165,000	4,440
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	73,900	5,469
TOTAL FINANCIALS		222,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 4.2%
Biotechnology - 1.8%
Amgen, Inc. (a)	469,700	$ 30,394
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	123,700	5,257
Medtronic, Inc.	195,800	9,541
		14,798
Health Care Providers & Services - 0.0%
Mariner Health Care, Inc. (a)	758	3
Mariner Health Care, Inc. warrants 5/1/04 (a)	715	4
		7
Pharmaceuticals - 1.5%
Allergan, Inc.	97,200	7,009
Pfizer, Inc.	583,150	18,089
		25,098
TOTAL HEALTH CARE		70,297
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	110,900	5,148
Northrop Grumman Corp.	79,200	6,966
United Technologies Corp.	54,900	3,747
		15,861
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	575,800	6,345
Northwest Airlines Corp. (a)	279,700	2,498
Southwest Airlines Co.	168,300	2,705
		11,548
Building Products - 0.3%
American Standard Companies, Inc. (a)	78,000	5,771
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	89,300	4,954
Industrial Conglomerates - 2.2%
General Electric Co.	1,288,600	36,983
TOTAL INDUSTRIALS		75,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	918,700	$ 14,956
Nokia Corp. sponsored ADR	25,700	464
		15,420
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	12,800	952
IT Services - 0.8%
First Data Corp.	163,800	6,785
Paychex, Inc.	229,081	6,992
		13,777
Software - 2.0%
Microsoft Corp.	1,407,000	34,626
TOTAL INFORMATION TECHNOLOGY		64,775
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	138
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	1,885,000	49,971
NTL, Inc. (a)	21,700	591
SBC Communications, Inc.	591,484	15,059
Verizon Communications, Inc.	555,600	21,029
		86,650
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	184,600	9,542
FPL Group, Inc.	2,500	166
		9,708
TOTAL COMMON STOCKS (Cost $861,954)		933,215
Preferred Stocks - 0.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, $3.375	8,700	$ 304
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, $0.2975 pay-in-kind	1,615	1
TOTAL TELECOMMUNICATION SERVICES		305
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC 8.817%	810	904
Diversified Financial Services - 0.0%
Fresenius Medical Care Capital Trust II $78.75	531	564
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,000	1,077
TOTAL FINANCIALS		2,545
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	404
NTL Europe, Inc. Series A, $5.00	23	0
		404
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	121	127
Series E, $111.25 pay-in-kind	1,560	1,622
		1,749
TOTAL TELECOMMUNICATION SERVICES		2,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,698
TOTAL PREFERRED STOCKS (Cost $6,493)		5,003
Corporate Bonds - 16.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	$ 820	$ 831
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	1,260	1,315
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	1,615	598
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	30	44
Nextel Communications, Inc. 6% 6/1/11	472	493
		537
TOTAL CONVERTIBLE BONDS		3,281
Nonconvertible Bonds - 16.1%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	190	192
ArvinMeritor, Inc. 8.75% 3/1/12	340	372
DaimlerChrysler NA Holding Corp.:
3.75% 6/4/08	750	750
7.2% 9/1/09	750	870
Dana Corp.:
9% 8/15/11	240	250
10.125% 3/15/10	600	651
Lear Corp.:
7.96% 5/15/05	555	592
8.11% 5/15/09	100	112
Stoneridge, Inc. 11.5% 5/1/12	20	22
		3,811
Hotels, Restaurants & Leisure - 0.7%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	550	512
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	100	106
Florida Panthers Holdings, Inc. 9.875% 4/15/09	1,205	1,283
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	$ 140	$ 153
Hilton Hotels Corp.:
7.625% 12/1/12	350	375
8.25% 2/15/11	455	501
Horseshoe Gaming LLC 8.625% 5/15/09	814	855
International Game Technology 8.375% 5/15/09	50	60
MGM MIRAGE 8.5% 9/15/10	385	442
Penn National Gaming, Inc. 8.875% 3/15/10	720	763
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	260	266
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	630	650
7.875% 5/1/12	390	419
Station Casinos, Inc. 8.375% 2/15/08	1,255	1,343
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,310	1,385
Town Sports International, Inc. 9.625% 4/15/11 (f)	240	252
Tricon Global Restaurants, Inc. 8.875% 4/15/11	1,455	1,659
Wheeling Island Gaming, Inc. 10.125% 12/15/09	585	594
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	690	738
		12,356
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	340	371
8.875% 4/1/08	90	94
D.R. Horton, Inc. 7.875% 8/15/11	750	810
Pulte Homes, Inc. 7.875% 8/1/11	840	1,025
Ryland Group, Inc. 9.125% 6/15/11	380	426
Standard Pacific Corp. 9.25% 4/15/12	240	254
		2,980
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	765	842
Media - 2.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	305	314
9.875% 2/1/12	420	439
American Media Operations, Inc. 10.25% 5/1/09	770	828
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.:
7.625% 4/15/31	$ 1,000	$ 1,156
7.7% 5/1/32	655	768
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,500	1,751
Chancellor Media Corp. 8% 11/1/08	595	683
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	800	368
8.625% 4/1/09	1,670	1,186
9.625% 11/15/09	270	192
10% 4/1/09	320	227
10% 5/15/11	1,245	872
10.25% 1/15/10	700	501
10.75% 10/1/09	265	192
Cinemark USA, Inc. 9.625% 8/1/08	465	471
Clear Channel Communications, Inc. 7.65% 9/15/10	1,250	1,513
Comcast Corp. 7.05% 3/15/33	845	953
Corus Entertainment, Inc. 8.75% 3/1/12	780	827
Cox Communications, Inc. 7.125% 10/1/12	980	1,171
CSC Holdings, Inc.:
7.625% 4/1/11	443	453
7.625% 7/15/18	195	195
7.875% 2/15/18	75	76
EchoStar DBS Corp.:
9.125% 1/15/09	845	938
9.375% 2/1/09	715	769
10.375% 10/1/07	1,520	1,680
Entravision Communications Corp. 8.125% 3/15/09	635	654
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	740	770
9.875% 2/1/13 (f)	285	304
Lamar Media Corp. 7.25% 1/1/13	180	188
LBI Media, Inc. 10.125% 7/15/12 (f)	535	578
News America Holdings, Inc.:
7.375% 10/17/08	3,350	3,986
7.75% 12/1/45	1,000	1,217
Nextmedia Operating, Inc. 10.75% 7/1/11	370	409
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	$ 555	$ 483
PEI Holdings, Inc. 11% 3/15/10 (f)	435	472
Penton Media, Inc. 11.875% 10/1/07	340	306
Radio One, Inc. 8.875% 7/1/11	1,625	1,763
Regal Cinemas Corp. 9.375% 2/1/12	795	855
Satelites Mexicanos SA de CV 5.82% 6/30/04 (f)(h)	187	168
Telewest PLC:
11% 10/1/07 (c)	1,431	401
yankee 9.625% 10/1/06 (c)	1,172	334
Vertis, Inc. 9.75% 4/1/09 (f)(g)	430	439
Vivendi Universal SA 9.25% 4/15/10 (f)	980	1,107
Yell Finance BV 10.75% 8/1/11	835	931
		33,888
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (f)	460	405
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	180	193
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (f)	460	442
Levi Strauss & Co. 12.25% 12/15/12 (f)	330	276
		718
TOTAL CONSUMER DISCRETIONARY		55,193
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	1,445	1,664
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	225	199
9.125% 12/15/11	585	519
		2,382
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	120	127
Chiquita Brands International, Inc. 10.56% 3/15/09	375	401
Corn Products International, Inc.:
8.25% 7/15/07	755	815
8.45% 8/15/09	110	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.:
6.625% 5/15/09	$ 70	$ 72
6.9% 10/15/17	545	540
8.15% 8/1/07	705	761
Del Monte Corp. 8.625% 12/15/12 (f)	270	285
Doane Pet Care Co.:
9.75% 5/15/07	485	447
10.75% 3/1/10 (f)	340	360
Michael Foods, Inc. 11.75% 4/1/11	40	45
		3,975
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	840	798
Tobacco - 0.4%
Philip Morris Companies, Inc. 6.95% 6/1/06	5,000	5,257
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	575	579
		5,836
TOTAL CONSUMER STAPLES		12,991
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	435	449
Grant Prideco, Inc.:
9% 12/15/09	100	109
9.625% 12/1/07	370	405
Key Energy Services, Inc. 8.375% 3/1/08	190	204
Kinder Morgan, Inc. 6.5% 9/1/12	640	736
SESI LLC 8.875% 5/15/11	40	42
		1,945
Oil & Gas - 0.6%
Chesapeake Energy Corp.:
8.125% 4/1/11	495	525
8.5% 3/15/12	210	221
Encore Acquisition Co. 8.375% 6/15/12	510	541
Forest Oil Corp. 8% 12/15/11	370	390
General Maritime Corp. 10% 3/15/13 (f)	590	631
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	2,000	2,140
Plains Exploration & Production Co. LP 8.75% 7/1/12	840	897
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 1,365	$ 1,495
The Coastal Corp.:
6.2% 5/15/04	175	171
6.375% 2/1/09	185	152
6.5% 5/15/06	355	316
6.5% 6/1/08	170	143
6.95% 6/1/28	30	23
7.5% 8/15/06	870	809
7.75% 6/15/10	635	557
7.75% 10/15/35	130	103
Vintage Petroleum, Inc. 8.25% 5/1/12	405	437
		9,551
TOTAL ENERGY		11,496
FINANCIALS - 4.8%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	725	784
BankAmerica Corp. 5.875% 2/15/09	2,500	2,855
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	1,300	1,436
6.5% 1/15/12	305	349
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,735
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,500	1,647
Merrill Lynch & Co., Inc. 6.15% 1/26/06	1,680	1,854
Morgan Stanley:
5.3% 3/1/13	500	533
6.6% 4/1/12	900	1,056
		13,249
Commercial Banks - 0.4%
Bank of America Corp. 4.875% 1/15/13	1,000	1,059
Bank One NA, Chicago 3.7% 1/15/08	1,335	1,393
First Tennessee National Corp. 6.75% 11/15/05	720	778
Korea Development Bank 7.375% 9/17/04	650	694
PNC Funding Corp. 5.75% 8/1/06	1,150	1,271
Popular North America, Inc. 6.125% 10/15/06	1,535	1,712
		6,907
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 1.0%
American General Finance Corp. 5.875% 7/14/06	$ 3,600	$ 3,964
Capital One Bank 4.875% 5/15/08	1,730	1,749
Ford Motor Credit Co.:
7.375% 10/28/09	1,490	1,552
7.875% 6/15/10	1,500	1,611
General Motors Acceptance Corp.:
6.875% 8/28/12	1,100	1,139
7.5% 7/15/05	1,000	1,078
7.75% 1/19/10	1,100	1,204
Household Finance Corp.:
6.375% 10/15/11	1,080	1,231
6.375% 11/27/12	500	571
7% 5/15/12	170	201
MBNA Corp.:
6.25% 1/17/07	770	850
6.34% 6/2/03	850	850
7.5% 3/15/12	1,125	1,327
		17,327
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	520	471
8.25% 7/15/10	935	902
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,119
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	130	61
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	380	407
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	280	295
CIT Group, Inc. 7.75% 4/2/12	500	593
Citigroup, Inc. 7.25% 10/1/10	900	1,100
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	282	192
6.9% 1/2/17	252	169
8.312% 10/2/12	211	143
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	65	49
7.57% 11/18/10	380	377
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
7.57% 11/18/10	$ 75	$ 74
7.711% 9/18/11	75	58
7.779% 11/18/05	360	277
7.92% 5/18/12	1,065	846
10.06% 1/2/16	130	96
Deutsche Telekom International Finance BV 8.75% 6/15/30	2,000	2,587
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	580	616
10.625% 12/1/12 (f)	140	160
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	399
FIMEP SA 10.5% 2/15/13 (f)	960	1,042
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	140	137
NiSource Finance Corp. 7.625% 11/15/05	2,000	2,202
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	159	131
7.248% 7/2/14	229	114
7.575% 3/1/19	126	123
7.691% 4/1/17	29	22
7.95% 9/1/16	28	21
8.304% 9/1/10	198	144
Pemex Project Funding Master Trust 7.875% 2/1/09 (h)	1,200	1,377
Petronas Capital Ltd. 7% 5/22/12 (f)	3,295	3,850
PTC International Finance BV yankee 10.75% 7/1/07	117	122
PTC International Finance II SA yankee 11.25% 12/1/09	850	944
Qwest Capital Funding, Inc.:
5.875% 8/3/04	240	230
7.75% 8/15/06	310	281
R. H. Donnelley Finance Corp. I 8.875% 12/15/10 (f)	190	207
Sprint Capital Corp. 6.875% 11/15/28	1,850	1,831
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	640	666
11% 2/15/13 (f)	725	754
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	1,390	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
U.S. Airways pass thru trust certificates 6.85% 7/30/19	$ 120	$ 107
U.S. West Capital Funding, Inc. 6.25% 7/15/05	420	389
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	1,530	1,641
Verizon Wireless Capital LLC 5.375% 12/15/06	830	909
		28,357
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	400	433
6.25% 2/15/12 (f)	490	561
Travelers Property Casualty Corp. 6.375% 3/15/33	410	460
		1,454
Real Estate - 0.6%
Boston Properties, Inc. 6.25% 1/15/13 (f)	750	842
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,649
CenterPoint Properties Trust 6.75% 4/1/05	1,190	1,274
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	640	678
Duke Realty LP 7.3% 6/30/03	1,000	1,004
EOP Operating LP 6.625% 2/15/05	1,250	1,341
ERP Operating LP 7.1% 6/23/04	1,500	1,580
ProLogis 6.7% 4/15/04	510	535
Senior Housing Properties Trust 8.625% 1/15/12	770	816
		9,719
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 5.5% 8/1/06	1,300	1,422
Washington Mutual, Inc. 5.625% 1/15/07	1,635	1,810
		3,232
TOTAL FINANCIALS		80,245
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	760	912
Fisher Scientific International, Inc. 8.125% 5/1/12	455	483
		1,395
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13 (f)	$ 1,200	$ 1,242
AmerisourceBergen Corp. 8.125% 9/1/08	130	143
PacifiCare Health Systems, Inc. 10.75% 6/1/09	535	586
Tenet Healthcare Corp.:
5.375% 11/15/06	70	69
6.375% 12/1/11	150	146
6.5% 6/1/12	190	185
7.375% 2/1/13	330	335
Triad Hospitals, Inc. 8.75% 5/1/09	500	543
		3,249
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	270	292
Biovail Corp. yankee 7.875% 4/1/10	940	992
		1,284
TOTAL HEALTH CARE		5,928
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	1,525	1,662
BE Aerospace, Inc.:
8% 3/1/08	70	50
8.875% 5/1/11	615	443
9.5% 11/1/08	320	240
Raytheon Co. 8.3% 3/1/10	2,000	2,480
Remington Arms Co., Inc. 10.5% 2/1/11 (f)	50	50
Transdigm, Inc. 10.375% 12/1/08	450	482
		5,407
Airlines - 0.4%
Continental Airlines, Inc. 8% 12/15/05	4,320	3,413
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	78	57
7.9% 12/15/09	30	22
8.3% 12/15/29	745	477
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	997
8.875% 6/1/06	390	285
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.: - continued
9.875% 3/15/07	$ 500	$ 385
NWA Trust 10.23% 6/21/14	142	108
		5,744
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	795	803
7.625% 1/1/06	990	1,010
7.875% 1/1/09	455	462
8.5% 12/1/08	250	263
8.875% 4/1/08	70	74
American Color Graphics, Inc. 12.75% 8/1/05	1,810	1,815
AP Holdings, Inc. 11.25% 3/15/08 (e)	130	20
Iron Mountain, Inc. 8.25% 7/1/11	90	96
Pierce Leahy Command Co. yankee 8.125% 5/15/08	90	94
World Color Press, Inc.:
7.75% 2/15/09	570	587
8.375% 11/15/08	40	42
		5,266
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08	25	25
6.375% 10/15/11	860	862
6.75% 2/15/11	2,500	2,556
		3,443
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	110	120
Cummins, Inc. 9.5% 12/1/10 (f)	170	184
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	110	116
		420
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	270	209
10.25% 11/15/06 (c)	570	428
		637
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	$ 1,085	$ 1,096
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	734
11.75% 6/15/09	1,005	1,015
		2,921
TOTAL INDUSTRIALS		23,838
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Motorola, Inc. 6.5% 11/15/28	750	748
Nortel Networks Corp. 6.125% 2/15/06	680	660
Qwest Services Corp.:
13.5% 12/15/10 (f)	2,325	2,639
14% 12/15/14 (f)	1,170	1,363
		5,410
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	390	414
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. yankee 9.875% 7/1/10	470	516
IT Services - 0.0%
Iron Mountain, Inc. 8.625% 4/1/13	20	22
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	490	544
Fairchild Semiconductor Corp. 10.5% 2/1/09	120	134
Micron Technology, Inc. 6.5% 9/30/05 (i)	1,000	945
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10 (f)	320	346
		1,969
TOTAL INFORMATION TECHNOLOGY		8,331
MATERIALS - 0.8%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	779	693
Compass Minerals Group, Inc. 10% 8/15/11	550	611
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Geon Co. 6.875% 12/15/05	$ 60	$ 55
Huntsman International LLC 9.875% 3/1/09	370	377
Lyondell Chemical Co.:
9.5% 12/15/08	250	238
9.5% 12/15/08 (f)	280	266
9.875% 5/1/07	180	176
11.125% 7/15/12	235	240
OMNOVA Solutions, Inc. 11.25% 6/1/10 (f)	480	500
PolyOne Corp.:
8.875% 5/1/12	265	236
10.625% 5/15/10 (f)	130	125
		3,517
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10 (f)	120	125
Crown Cork & Seal, Inc.:
7.375% 12/15/26	200	133
8% 4/15/23	155	110
Crown European Holdings SA 9.5% 3/1/11 (f)	330	345
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	370	398
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)	240	245
8.25% 5/15/13 (f)	410	419
8.75% 11/15/12	340	362
8.875% 2/15/09	975	1,034
Owens-Illinois, Inc.:
7.15% 5/15/05	310	312
7.35% 5/15/08	130	125
7.5% 5/15/10	110	106
7.8% 5/15/18	50	46
8.1% 5/15/07	250	248
Sealed Air Corp. 6.95% 5/15/09 (f)	575	639
		4,647
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	1,300	1,499
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	1,105	1,227
Luscar Coal Ltd. 9.75% 10/15/11	420	466
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.:
8.75% 6/1/11	$ 40	$ 47
9.5% 6/1/31	565	704
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	580	394
Steel Dynamics, Inc. 9.5% 3/15/09	75	77
		4,414
Paper & Forest Products - 0.1%
Norske Skog Canada Ltd. 8.625% 6/15/11	70	71
Stone Container Corp.:
8.375% 7/1/12	360	379
9.75% 2/1/11	420	460
Weyerhaeuser Co. 6.75% 3/15/12	625	721
		1,631
TOTAL MATERIALS		14,209
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 7.8% 11/15/11	885	1,018
Citizens Communications Co. 8.5% 5/15/06	750	870
France Telecom SA:
9.25% 3/1/11 (e)	900	1,126
10% 3/1/31 (e)	1,200	1,649
NTL, Inc. 19% 1/1/10 (f)	800	772
Qwest Corp. 8.875% 3/15/12 (f)	815	913
Rogers Cantel, Inc. yankee 9.375% 6/1/08	315	328
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,100	1,210
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,125	2,375
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	525	126
0% 2/1/10 (c)(d)	750	165
9.875% 2/1/10 (c)	420	116
11.25% 11/1/08 (c)	510	145
TELUS Corp. yankee 7.5% 6/1/07	1,720	1,905
U.S. West Communications:
7.2% 11/10/26	115	102
7.25% 9/15/25	120	107
Verizon New York, Inc. 6.875% 4/1/12	1,200	1,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
WorldCom, Inc.:
6.4% 8/15/05 (c)	$ 600	$ 177
7.5% 5/15/11 (c)	1,430	422
		14,948
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 8.75% 3/1/31	1,740	2,245
Crown Castle International Corp.:
9.375% 8/1/11	1,020	1,020
9.5% 8/1/11	75	74
10.75% 8/1/11	320	330
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	1,340	1,501
Millicom International Cellular SA 11% 6/1/06 (f)	270	251
Nextel Communications, Inc.:
9.375% 11/15/09	1,895	2,009
9.5% 2/1/11	1,530	1,660
12% 11/1/08	165	178
Rogers Wireless, Inc. 9.625% 5/1/11	550	613
		9,881
TOTAL TELECOMMUNICATION SERVICES		24,829
UTILITIES - 2.1%
Electric Utilities - 0.9%
AES Drax Holdings Ltd. 10.41% 12/31/20 (c)	910	546
CMS Energy Corp.:
7.5% 1/15/09	430	406
7.625% 11/15/04	340	337
8.5% 4/15/11	500	485
8.9% 7/15/08	530	522
9.875% 10/15/07	930	958
Detroit Edison Co. 6.125% 10/1/10	1,155	1,321
Dominion Resources, Inc. 6.25% 6/30/12	1,005	1,144
Duke Capital Corp. 6.75% 2/15/32	500	478
Edison International 6.875% 9/15/04	434	436
FirstEnergy Corp. 6.45% 11/15/11	975	1,075
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.:
7.5% 6/15/09	$ 1,260	$ 1,238
11.5% 12/15/10 (f)	715	787
Nevada Power Co. 10.875% 10/15/09	110	121
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	786
Pacific Gas & Electric Co.:
7.05% 3/1/24	100	101
10% 11/1/05 (f)(h)	855	872
Public Service Co. of Colorado 7.875% 10/1/12	715	907
Reliant Energy Resources Corp.:
7.75% 2/15/11	175	199
8.125% 7/15/05	485	525
Sierra Pacific Power Co. 8% 6/1/08	550	550
Southern California Edison Co.:
7.125% 7/15/25	35	35
7.25% 3/1/26	105	105
7.625% 1/15/10	480	502
8% 2/15/07 (f)	755	823
TECO Energy, Inc. 7% 5/1/12	735	720
		15,979
Gas Utilities - 0.6%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	180	194
CMS Panhandle Holding Co. 6.5% 7/15/09	385	400
Consolidated Natural Gas Co. 6.85% 4/15/11	585	697
El Paso Energy Corp.:
6.75% 5/15/09	735	628
6.95% 12/15/07	440	389
7.375% 12/15/12	50	42
7.8% 8/1/31	150	113
8.05% 10/15/30	90	72
Kinder Morgan Energy Partners LP 7.3% 8/15/33	1,500	1,841
Noram Energy Corp. 6.5% 2/1/08	170	183
Northwest Pipeline Corp.:
6.625% 12/1/07	180	183
8.125% 3/1/10 (f)	170	184
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	55	54
8.25% 4/1/10	155	175
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 865	$ 847
8% 3/1/32	20	20
8.875% 3/15/10 (f)	220	238
Tennessee Gas Pipeline Co.:
7% 10/15/28	80	72
7.5% 4/1/17	40	40
8.375% 6/15/32	120	122
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,795
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240	240
6.25% 1/15/08	485	475
8.875% 7/15/12	165	182
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	100	95
		9,281
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 6/15/08	19	18
8.75% 5/15/13 (f)	670	677
8.875% 2/15/11	187	171
9% 5/15/15 (f)	510	518
9.375% 9/15/10	113	106
9.5% 6/1/09	37	35
El Paso Corp.:
7% 5/15/11	960	826
7.875% 6/15/12 (f)	825	722
Western Resources, Inc.:
7.125% 8/1/09	120	122
7.875% 5/1/07	740	818
9.75% 5/1/07	405	443
Williams Companies, Inc.:
6.5% 8/1/06	335	316
6.625% 11/15/04	520	510
6.75% 1/15/06	425	408
7.125% 9/1/11	1,405	1,314
7.125% 9/1/11	1,460	1,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31	$ 245	$ 207
7.625% 7/15/19	385	335
8.125% 3/15/12 (f)	475	466
9.25% 3/15/04	285	291
		9,668
TOTAL UTILITIES		34,928
TOTAL NONCONVERTIBLE BONDS		271,988
TOTAL CORPORATE BONDS (Cost $251,230)		275,269
U.S. Government and Government Agency Obligations - 5.7%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
2.5% 6/15/08	2,595	2,596
3.25% 1/15/08	1,810	1,878
6.25% 2/1/11	8,935	10,478
7.125% 6/15/10	2,940	3,676
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	5,070	5,123
Federal Home Loan Bank 2.25% 5/15/06	2,500	2,536
Freddie Mac:
1.75% 5/15/05	1,750	1,761
5.75% 1/15/12	2,360	2,754
5.875% 3/21/11	6,570	7,562
6.625% 9/15/09	2,160	2,616
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	85	88
Series 1993-D, 5.23% 5/15/05	184	189
Series 1994-A, 7.12% 4/15/06	277	297
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	$ 219	$ 237
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	3,261	3,709
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		45,500
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds:
6.125% 8/15/29	15,110	18,988
6.25% 5/15/30	10,635	13,634
6.625% 2/15/27	350	462
8% 11/15/21	700	1,033
U.S. Treasury Notes:
1.625% 3/31/05	9,615	9,677
4.375% 5/15/07	2,500	2,731
6.5% 2/15/10	4,040	4,953
TOTAL U.S. TREASURY OBLIGATIONS		51,478
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,345)		96,978
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 10.1%
4.5% 6/17/18 (g)	12,500	12,801
5% 6/1/18 (g)	24,237	25,085
5.5% 2/1/11 to 5/1/18	16,144	16,804
5.5% 6/1/18 (g)	42,502	44,090
6% 7/1/12 to 1/1/29	9,674	10,083
6.5% 9/1/16 to 10/1/32	46,021	48,045
6.5% 6/1/18 (g)	5,925	6,218
7% 12/1/23 to 4/1/29	785	829
7.5% 6/1/25 to 4/1/29	6,680	7,126
TOTAL FANNIE MAE		171,081
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 2.4%
6% 6/1/33 (g)	$ 15,000	$ 15,694
6.5% 10/15/27 to 11/15/32	6,162	6,478
7% 12/15/25 to 12/15/32	6,329	6,671
7.5% 2/15/23 to 12/15/28	8,109	8,644
8% 11/15/21 to 12/15/26	1,828	1,996
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		39,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $205,498)		210,564
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	1,600	1,671
Capital One Master Trust Series 2001-4 Class B, 1.68% 4/16/07 (h)	1,300	1,293
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	3,200	3,372
Class CTFS, 5.06% 2/15/08	347	358
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,420
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	720	750
Series 2001-C Class B, 5.54% 12/15/05	1,000	1,037
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	1,103	1,119
Class A4, 5.09% 10/18/06	1,060	1,094
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,106
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	2,940	3,254
Series 2001-2 Class B, 1.6% 6/16/08 (h)	1,700	1,696
TOTAL ASSET-BACKED SECURITIES (Cost $19,939)		21,170
Commercial Mortgage Securities - 1.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.381% 8/1/24 (f)(h)	$ 1,201	$ 973
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	1,000	1,226
Series 1997-C2 Class D, 7.27% 1/17/35	2,050	2,326
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	4,311
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9976% 4/29/39 (f)(h)	650	578
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9701% 4/13/31 (h)	635	623
Series 2003-C1 Class A2A, 3.59% 1/10/40	525	541
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,758
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	688
Class C, 4.13% 11/20/37 (f)	700	659
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	5,127
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,523)		18,810
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	500	532
6.875% 4/28/09	1,000	1,162
7.125% 1/11/12	1,095	1,289
Polish Government 6.25% 7/3/12	1,405	1,637
United Mexican States 4.625% 10/8/08	885	911
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,862)		5,531
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (h)	$ 845	$ 752
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (h)	320	355
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (h)	105	105
Tranche C term loan 9% 9/30/04 (h)	165	166
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (h)	340	340
		966
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (h)	10	10
TOTAL UTILITIES		976
TOTAL FLOATING RATE LOANS (Cost $1,618)		1,728
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $225,594)	225,593,632	225,594
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,683,056)		1,793,862
NET OTHER ASSETS - (6.0)%		(101,225)
NET ASSETS - 100%		$ 1,692,637
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 3,990	$ 130
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,488,000 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	18.2%
AAA,AA,A	5.5%
BBB	5.1%
BB	2.1%
B	4.5%
CCC,CC,C	1.8%
D	0.0%
Not Rated	0.1%
Equities	55.4%
Short-Term Investments and Net Other Assets	7.3%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $835,842,000 and $900,047,000, respectively, of which long-term U.S. government and government agency obligations aggregated $554,996,000 and $578,951,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $945,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,728,000 or 0.1% of net assets.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $100,822,000 of which $90,844,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003

Assets
Investment in securities, at value (cost $1,683,056) - See accompanying schedule		$ 1,793,862
Cash		862
Receivable for investments sold		4,711
Receivable for fund shares sold		1,190
Dividends receivable		1,247
Interest receivable		7,826
Unrealized gain on swap agreements		130
Other receivables		10
Total assets		1,809,838

Liabilities
Payable for investments purchased Regular delivery	$ 8,889
Delayed delivery	103,834
Payable for fund shares redeemed	2,734
Accrued management fee	604
Distribution fees payable	721
Other payables and accrued expenses	419
Total liabilities		117,201

Net Assets		$ 1,692,637
Net Assets consist of:
Paid in capital		$ 1,671,592
Undistributed net investment income		8,808
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,937
Net Assets		$ 1,692,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,169 ÷ 8,540 shares)	$ 14.89

Maximum offering price per share (100/94.25 of $14.89)	$ 15.80
Class T: Net Asset Value and redemption price per share ($1,334,020 ÷ 89,217 shares)	$ 14.95

Maximum offering price per share (100/96.50 of $14.95)	$ 15.49
Class B: Net Asset Value and offering price per share ($114,541 ÷ 7,718 shares) A	$ 14.84

Class C: Net Asset Value and offering price per share ($64,507 ÷ 4,349 shares) A	$ 14.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,400 ÷ 3,486 shares)	$ 15.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003

Investment Income
Dividends		$ 7,539
Interest		20,221
Total income		27,760

Expenses
Management fee	$ 3,497
Transfer agent fees	2,066
Distribution fees	4,224
Accounting fees and expenses	192
Non-interested trustees' compensation	4
Depreciation in trustee deferred compensation account	(3)
Custodian fees and expenses	32
Registration fees	51
Audit	25
Legal	8
Miscellaneous	8
Total expenses before reductions	10,104
Expense reductions	(157)	9,947
Net investment income (loss)		17,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,861
Foreign currency transactions	7
Swap agreements	55
Total net realized gain (loss)		16,923
Change in net unrealized appreciation (depreciation) on: Investment securities	71,304
Swap agreements	130
Total change in net unrealized appreciation (depreciation)		71,434
Net gain (loss)		88,357
Net increase (decrease) in net assets resulting from operations		$ 106,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,813	$ 43,027
Net realized gain (loss)	16,923	(6,535)
Change in net unrealized appreciation (depreciation)	71,434	(163,209)
Net increase (decrease) in net assets resulting from operations	106,170	(126,717)
Distributions to shareholders from net investment income	(18,422)	(42,614)
Share transactions - net increase (decrease)	(57,108)	(189,877)
Total increase (decrease) in net assets	30,640	(359,208)

Net Assets
Beginning of period	1,661,997	2,021,205
End of period (including undistributed net investment income of $8,808 and undistributed net investment income of $9,417, respectively)	$ 1,692,637	$ 1,661,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75
Income from Investment Operations
Net investment income (loss) E	.17	.38	.43	.49	.50	.05	.53
Net realized and unrealized gain (loss)	.79	(1.30)	(.62)	(1.29)	.53	.61	1.80
Total from investment operations	.96	(.92)	(.19)	(.80)	1.03	.66	2.33
Distributions from net investment income	(.18)	(.38)	(.49)	(.48)	(.52)	-	(.57)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.18)	(.38)	(.95)	(1.29)	(2.30)	-	(1.83)
Net asset value, end of period	$ 14.89	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25
Total Return B, C, D	6.92%	(6.04)%	(1.18)%	(4.67)%	5.65%	3.43%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of voluntary waivers, if any	.97% A	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of all reductions	.95% A	.94%	.93%	.91%	.91%	1.02% A	1.02%
Net investment income (loss)	2.50% A	2.65%	2.77%	2.81%	2.68%	3.13% A	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 120	$ 105	$ 66	$ 59	$ 17	$ 16
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79
Income from Investment Operations
Net investment income (loss) E	.16	.35	.39	.45	.46	.05	.51
Net realized and unrealized gain (loss)	.78	(1.31)	(.61)	(1.30)	.51	.61	1.80
Total from investment operations	.94	(.96)	(.22)	(.85)	.97	.66	2.31
Distributions from net investment income	(.16)	(.34)	(.43)	(.43)	(.48)	-	(.54)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.16)	(.34)	(.89)	(1.24)	(2.26)	-	(1.80)
Net asset value, end of period	$ 14.95	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30
Total Return B, C, D	6.74%	(6.27)%	(1.37)%	(4.94)%	5.30%	3.42%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of all reductions	1.21% A	1.20%	1.19%	1.15%	1.14%	1.22% A	1.15%
Net investment income (loss)	2.23% A	2.38%	2.51%	2.57%	2.45%	2.92% A	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 1,334	$ 1,319	$ 1,681	$ 2,021	$ 2,802	$ 2,993	$ 2,903
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Income from Investment Operations
Net investment income (loss) E	.12	.26	.30	.35	.36	.04	.38
Net realized and unrealized gain (loss)	.78	(1.30)	(.60)	(1.29)	.50	.61	1.81
Total from investment operations	.90	(1.04)	(.30)	(.94)	.86	.65	2.19
Distributions from net investment income	(.12)	(.26)	(.35)	(.32)	(.40)	-	(.43)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.12)	(.26)	(.81)	(1.13)	(2.18)	-	(1.69)
Net asset value, end of period	$ 14.84	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21
Total Return B, C, D	6.48%	(6.83)%	(1.89)%	(5.45)%	4.71%	3.38%	12.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of voluntary waivers, if any	1.80% A	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of all reductions	1.78% A	1.77%	1.74%	1.70%	1.68%	1.80% A	1.73%
Net investment income (loss)	1.66% A	1.82%	1.96%	2.01%	1.91%	2.35% A	2.02%
Supplemental Data
Net assets, end of period (in millions)	$ 115	$ 107	$ 121	$ 111	$ 124	$ 57	$ 51
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.12	.26	.31	.35	.36	.04	.36
Net realized and unrealized gain (loss)	.78	(1.30)	(.61)	(1.29)	.48	.62	1.56
Total from investment operations	.90	(1.04)	(.30)	(.94)	.84	.66	1.92
Distributions from net investment income	(.12)	(.26)	(.36)	(.33)	(.39)	-	(.49)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.12)	(.26)	(.82)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 14.83	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total Return B, C, D	6.48%	(6.83)%	(1.89)%	(5.45)%	4.60%	3.43%	10.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of voluntary waivers, if any	1.79% A	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of all reductions	1.77% A	1.76%	1.71%	1.68%	1.65%	1.76% A	1.79% A
Net investment income (loss)	1.67% A	1.83%	1.98%	2.03%	1.95%	2.37% A	1.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 61	$ 61	$ 54	$ 53	$ 21	$ 20
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 G	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85
Income from Investment Operations
Net investment income (loss) D	.20	.43	.48	.57	.56	.05	.60
Net realized and unrealized gain (loss)	.78	(1.31)	(.63)	(1.32)	.53	.63	1.81
Total from investment operations	.98	(.88)	(.15)	(.75)	1.09	.68	2.41
Distributions from net investment income	(.20)	(.42)	(.53)	(.52)	(.57)	-	(.65)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.20)	(.42)	(.99)	(1.33)	(2.35)	-	(1.91)
Net asset value, end of period	$ 15.03	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35
Total Return B, C	7.01%	(5.73)%	(.92)%	(4.37)%	5.95%	3.51%	13.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of voluntary waivers, if any	.69% A	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of all reductions	.67% A	.67%	.65%	.61%	.63%	.66% A	.63%
Net investment income (loss)	2.78% A	2.92%	3.04%	3.10%	2.96%	3.48% A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 55	$ 53	$ 46	$ 67	$ 63	$ 61
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period ended October 31.

G One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 165,162	|
Unrealized depreciation	(56,680)
Net unrealized appreciation (depreciation)	$ 108,482
Cost for federal income tax purposes	$ 1,685,380

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 152	$ 1	$ 5
Class T	.26%	.25%	3,240	26	51
Class B	.75%	.25%	531	399	-
Class C	.75%	.25%	301	34	-
			$ 4,224	$ 460	$ 56

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	36
Class B*	158
Class C*	3
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 140	.24*
Class T	1,602	.25*
Class B	175	.33*
Class C	95	.32*
Institutional Class	54	.21*
	$ 2,066

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,236 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80%	$ 2

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 98	$ 1
Class A	5	-	-
Class T	51	-	-
	$ 56	$ 98	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,521	$ 2,954
Class T	14,728	34,845
Class B	910	2,061
Class C	517	1,097
Institutional Class	746	1,657
Total	$ 18,422	$ 42,614

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	936	3,432	$ 13,044	$ 50,200
Reinvestment of distributions	109	197	1,487	2,881
Shares redeemed	(1,040)	(1,937)	(14,478)	(27,835)
Net increase (decrease)	5	1,692	$ 53	$ 25,246
Class T
Shares sold	8,479	17,764	$ 118,327	$ 260,115
Reinvestment of distributions	1,012	2,225	13,911	32,902
Shares redeemed	(13,364)	(35,581)	(186,358)	(518,713)
Net increase (decrease)	(3,873)	(15,592)	$ (54,120)	$ (225,696)
Class B
Shares sold	1,037	1,996	$ 14,358	$ 28,774
Reinvestment of distributions	59	125	807	1,828
Shares redeemed	(977)	(2,406)	(13,429)	(34,002)
Net increase (decrease)	119	(285)	$ 1,736	$ (3,400)
Class C
Shares sold	833	2,091	$ 11,621	$ 30,235
Reinvestment of distributions	33	63	445	924
Shares redeemed	(854)	(1,779)	(11,796)	(25,169)
Net increase (decrease)	12	375	$ 270	$ 5,990
Institutional Class
Shares sold	276	1,610	$ 3,866	$ 24,078
Reinvestment of distributions	54	111	738	1,638
Shares redeemed	(684)	(1,259)	(9,651)	(17,733)
Net increase (decrease)	(354)	462	$ (5,047)	$ 7,983

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended November 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2003, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended November 30, 2002, and its financial highlights for periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2003

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	3.9	3.1
Gillette Co.	3.6	3.2
Morgan Stanley	3.1	3.4
BellSouth Corp.	3.0	2.7
Wells Fargo & Co.	2.6	2.5
	16.2
Top Five Bond Issuers as of May 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.2	12.0
U.S. Treasury Obligations	3.0	2.6
Government National Mortgage Association	2.4	3.3
Freddie Mac	0.9	0.9
Philip Morris Companies, Inc.	0.3	0.3
	17.8
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	21.0
Consumer Discretionary	14.9	15.4
Consumer Staples	11.2	8.0
Telecommunication Services	6.8	7.2
Industrials	5.8	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 55.4%		Stocks 53.1%
	Bonds 37.2%		Bonds 39.4%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	3.4%	** Foreign investments	3.8%

Semiannual Report

Investments May 31, 2003

Showing Percentage of Net Assets

Common Stocks - 55.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	90,700	2,628
Household Durables - 0.0%
Garmin Ltd. (a)	9,916	478
Media - 8.5%
AOL Time Warner, Inc. (a)	51	1
Comcast Corp. Class A (special) (a)	244,000	7,032
E.W. Scripps Co. Class A	285,000	25,100
EchoStar Communications Corp. Class A (a)	1,297,920	43,584
Omnicom Group, Inc.	960,350	67,025
Pegasus Communications Corp. Class A (a)	53,360	1,326
		144,068
Multiline Retail - 1.8%
Dollar Tree Stores, Inc. (a)	246,100	7,137
Kohl's Corp. (a)	444,200	23,254
		30,391
Specialty Retail - 0.7%
Hollywood Entertainment Corp. (a)	666,500	11,184
Stage Stores, Inc. (a)	770	19
		11,203
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	241,700	8,191
TOTAL CONSUMER DISCRETIONARY		196,959
CONSUMER STAPLES - 10.4%
Beverages - 0.6%
The Coca-Cola Co.	238,100	10,850
Food & Staples Retailing - 3.1%
Sysco Corp.	156,400	4,839
Wal-Mart Stores, Inc.	714,600	37,595
Walgreen Co.	325,600	10,025
		52,459
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	367,200	9,878
Unilever PLC sponsored ADR	64,800	2,342
		12,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Colgate-Palmolive Co.	242,300	$ 14,446
Kimberly-Clark Corp.	290,300	15,075
		29,521
Personal Products - 3.6%
Gillette Co.	1,807,600	60,753
Tobacco - 0.6%
Altria Group, Inc.	261,920	10,817
TOTAL CONSUMER STAPLES		176,620
ENERGY - 1.8%
Oil & Gas - 1.8%
Exxon Mobil Corp.	839,068	30,542
FINANCIALS - 13.2%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	269,700	21,981
Merrill Lynch & Co., Inc.	984,300	42,620
Morgan Stanley	1,117,500	51,126
		115,727
Commercial Banks - 3.0%
Bank One Corp.	179,400	6,702
Wells Fargo & Co.	919,800	44,426
		51,128
Consumer Finance - 0.5%
American Express Co.	195,400	8,140
Insurance - 2.2%
Allstate Corp.	251,600	9,055
American International Group, Inc.	352,825	20,422
PartnerRe Ltd.	109,100	5,795
Travelers Property Casualty Corp. Class B	138,100	2,233
		37,505
Real Estate - 0.3%
Equity Office Properties Trust	165,000	4,440
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	73,900	5,469
TOTAL FINANCIALS		222,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 4.2%
Biotechnology - 1.8%
Amgen, Inc. (a)	469,700	$ 30,394
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	123,700	5,257
Medtronic, Inc.	195,800	9,541
		14,798
Health Care Providers & Services - 0.0%
Mariner Health Care, Inc. (a)	758	3
Mariner Health Care, Inc. warrants 5/1/04 (a)	715	4
		7
Pharmaceuticals - 1.5%
Allergan, Inc.	97,200	7,009
Pfizer, Inc.	583,150	18,089
		25,098
TOTAL HEALTH CARE		70,297
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	110,900	5,148
Northrop Grumman Corp.	79,200	6,966
United Technologies Corp.	54,900	3,747
		15,861
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	575,800	6,345
Northwest Airlines Corp. (a)	279,700	2,498
Southwest Airlines Co.	168,300	2,705
		11,548
Building Products - 0.3%
American Standard Companies, Inc. (a)	78,000	5,771
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	89,300	4,954
Industrial Conglomerates - 2.2%
General Electric Co.	1,288,600	36,983
TOTAL INDUSTRIALS		75,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	918,700	$ 14,956
Nokia Corp. sponsored ADR	25,700	464
		15,420
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	12,800	952
IT Services - 0.8%
First Data Corp.	163,800	6,785
Paychex, Inc.	229,081	6,992
		13,777
Software - 2.0%
Microsoft Corp.	1,407,000	34,626
TOTAL INFORMATION TECHNOLOGY		64,775
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	138
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	1,885,000	49,971
NTL, Inc. (a)	21,700	591
SBC Communications, Inc.	591,484	15,059
Verizon Communications, Inc.	555,600	21,029
		86,650
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	184,600	9,542
FPL Group, Inc.	2,500	166
		9,708
TOTAL COMMON STOCKS (Cost $861,954)		933,215
Preferred Stocks - 0.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, $3.375	8,700	$ 304
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, $0.2975 pay-in-kind	1,615	1
TOTAL TELECOMMUNICATION SERVICES		305
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC 8.817%	810	904
Diversified Financial Services - 0.0%
Fresenius Medical Care Capital Trust II $78.75	531	564
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,000	1,077
TOTAL FINANCIALS		2,545
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	404
NTL Europe, Inc. Series A, $5.00	23	0
		404
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	121	127
Series E, $111.25 pay-in-kind	1,560	1,622
		1,749
TOTAL TELECOMMUNICATION SERVICES		2,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,698
TOTAL PREFERRED STOCKS (Cost $6,493)		5,003
Corporate Bonds - 16.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	$ 820	$ 831
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	1,260	1,315
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	1,615	598
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	30	44
Nextel Communications, Inc. 6% 6/1/11	472	493
		537
TOTAL CONVERTIBLE BONDS		3,281
Nonconvertible Bonds - 16.1%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	190	192
ArvinMeritor, Inc. 8.75% 3/1/12	340	372
DaimlerChrysler NA Holding Corp.:
3.75% 6/4/08	750	750
7.2% 9/1/09	750	870
Dana Corp.:
9% 8/15/11	240	250
10.125% 3/15/10	600	651
Lear Corp.:
7.96% 5/15/05	555	592
8.11% 5/15/09	100	112
Stoneridge, Inc. 11.5% 5/1/12	20	22
		3,811
Hotels, Restaurants & Leisure - 0.7%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	550	512
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	100	106
Florida Panthers Holdings, Inc. 9.875% 4/15/09	1,205	1,283
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	$ 140	$ 153
Hilton Hotels Corp.:
7.625% 12/1/12	350	375
8.25% 2/15/11	455	501
Horseshoe Gaming LLC 8.625% 5/15/09	814	855
International Game Technology 8.375% 5/15/09	50	60
MGM MIRAGE 8.5% 9/15/10	385	442
Penn National Gaming, Inc. 8.875% 3/15/10	720	763
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	260	266
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	630	650
7.875% 5/1/12	390	419
Station Casinos, Inc. 8.375% 2/15/08	1,255	1,343
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,310	1,385
Town Sports International, Inc. 9.625% 4/15/11 (f)	240	252
Tricon Global Restaurants, Inc. 8.875% 4/15/11	1,455	1,659
Wheeling Island Gaming, Inc. 10.125% 12/15/09	585	594
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	690	738
		12,356
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	340	371
8.875% 4/1/08	90	94
D.R. Horton, Inc. 7.875% 8/15/11	750	810
Pulte Homes, Inc. 7.875% 8/1/11	840	1,025
Ryland Group, Inc. 9.125% 6/15/11	380	426
Standard Pacific Corp. 9.25% 4/15/12	240	254
		2,980
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	765	842
Media - 2.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	305	314
9.875% 2/1/12	420	439
American Media Operations, Inc. 10.25% 5/1/09	770	828
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.:
7.625% 4/15/31	$ 1,000	$ 1,156
7.7% 5/1/32	655	768
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,500	1,751
Chancellor Media Corp. 8% 11/1/08	595	683
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	800	368
8.625% 4/1/09	1,670	1,186
9.625% 11/15/09	270	192
10% 4/1/09	320	227
10% 5/15/11	1,245	872
10.25% 1/15/10	700	501
10.75% 10/1/09	265	192
Cinemark USA, Inc. 9.625% 8/1/08	465	471
Clear Channel Communications, Inc. 7.65% 9/15/10	1,250	1,513
Comcast Corp. 7.05% 3/15/33	845	953
Corus Entertainment, Inc. 8.75% 3/1/12	780	827
Cox Communications, Inc. 7.125% 10/1/12	980	1,171
CSC Holdings, Inc.:
7.625% 4/1/11	443	453
7.625% 7/15/18	195	195
7.875% 2/15/18	75	76
EchoStar DBS Corp.:
9.125% 1/15/09	845	938
9.375% 2/1/09	715	769
10.375% 10/1/07	1,520	1,680
Entravision Communications Corp. 8.125% 3/15/09	635	654
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	740	770
9.875% 2/1/13 (f)	285	304
Lamar Media Corp. 7.25% 1/1/13	180	188
LBI Media, Inc. 10.125% 7/15/12 (f)	535	578
News America Holdings, Inc.:
7.375% 10/17/08	3,350	3,986
7.75% 12/1/45	1,000	1,217
Nextmedia Operating, Inc. 10.75% 7/1/11	370	409
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	$ 555	$ 483
PEI Holdings, Inc. 11% 3/15/10 (f)	435	472
Penton Media, Inc. 11.875% 10/1/07	340	306
Radio One, Inc. 8.875% 7/1/11	1,625	1,763
Regal Cinemas Corp. 9.375% 2/1/12	795	855
Satelites Mexicanos SA de CV 5.82% 6/30/04 (f)(h)	187	168
Telewest PLC:
11% 10/1/07 (c)	1,431	401
yankee 9.625% 10/1/06 (c)	1,172	334
Vertis, Inc. 9.75% 4/1/09 (f)(g)	430	439
Vivendi Universal SA 9.25% 4/15/10 (f)	980	1,107
Yell Finance BV 10.75% 8/1/11	835	931
		33,888
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (f)	460	405
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	180	193
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (f)	460	442
Levi Strauss & Co. 12.25% 12/15/12 (f)	330	276
		718
TOTAL CONSUMER DISCRETIONARY		55,193
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	1,445	1,664
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	225	199
9.125% 12/15/11	585	519
		2,382
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	120	127
Chiquita Brands International, Inc. 10.56% 3/15/09	375	401
Corn Products International, Inc.:
8.25% 7/15/07	755	815
8.45% 8/15/09	110	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.:
6.625% 5/15/09	$ 70	$ 72
6.9% 10/15/17	545	540
8.15% 8/1/07	705	761
Del Monte Corp. 8.625% 12/15/12 (f)	270	285
Doane Pet Care Co.:
9.75% 5/15/07	485	447
10.75% 3/1/10 (f)	340	360
Michael Foods, Inc. 11.75% 4/1/11	40	45
		3,975
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	840	798
Tobacco - 0.4%
Philip Morris Companies, Inc. 6.95% 6/1/06	5,000	5,257
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	575	579
		5,836
TOTAL CONSUMER STAPLES		12,991
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	435	449
Grant Prideco, Inc.:
9% 12/15/09	100	109
9.625% 12/1/07	370	405
Key Energy Services, Inc. 8.375% 3/1/08	190	204
Kinder Morgan, Inc. 6.5% 9/1/12	640	736
SESI LLC 8.875% 5/15/11	40	42
		1,945
Oil & Gas - 0.6%
Chesapeake Energy Corp.:
8.125% 4/1/11	495	525
8.5% 3/15/12	210	221
Encore Acquisition Co. 8.375% 6/15/12	510	541
Forest Oil Corp. 8% 12/15/11	370	390
General Maritime Corp. 10% 3/15/13 (f)	590	631
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	2,000	2,140
Plains Exploration & Production Co. LP 8.75% 7/1/12	840	897
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 1,365	$ 1,495
The Coastal Corp.:
6.2% 5/15/04	175	171
6.375% 2/1/09	185	152
6.5% 5/15/06	355	316
6.5% 6/1/08	170	143
6.95% 6/1/28	30	23
7.5% 8/15/06	870	809
7.75% 6/15/10	635	557
7.75% 10/15/35	130	103
Vintage Petroleum, Inc. 8.25% 5/1/12	405	437
		9,551
TOTAL ENERGY		11,496
FINANCIALS - 4.8%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	725	784
BankAmerica Corp. 5.875% 2/15/09	2,500	2,855
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	1,300	1,436
6.5% 1/15/12	305	349
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,735
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,500	1,647
Merrill Lynch & Co., Inc. 6.15% 1/26/06	1,680	1,854
Morgan Stanley:
5.3% 3/1/13	500	533
6.6% 4/1/12	900	1,056
		13,249
Commercial Banks - 0.4%
Bank of America Corp. 4.875% 1/15/13	1,000	1,059
Bank One NA, Chicago 3.7% 1/15/08	1,335	1,393
First Tennessee National Corp. 6.75% 11/15/05	720	778
Korea Development Bank 7.375% 9/17/04	650	694
PNC Funding Corp. 5.75% 8/1/06	1,150	1,271
Popular North America, Inc. 6.125% 10/15/06	1,535	1,712
		6,907
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 1.0%
American General Finance Corp. 5.875% 7/14/06	$ 3,600	$ 3,964
Capital One Bank 4.875% 5/15/08	1,730	1,749
Ford Motor Credit Co.:
7.375% 10/28/09	1,490	1,552
7.875% 6/15/10	1,500	1,611
General Motors Acceptance Corp.:
6.875% 8/28/12	1,100	1,139
7.5% 7/15/05	1,000	1,078
7.75% 1/19/10	1,100	1,204
Household Finance Corp.:
6.375% 10/15/11	1,080	1,231
6.375% 11/27/12	500	571
7% 5/15/12	170	201
MBNA Corp.:
6.25% 1/17/07	770	850
6.34% 6/2/03	850	850
7.5% 3/15/12	1,125	1,327
		17,327
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	520	471
8.25% 7/15/10	935	902
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,119
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	130	61
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	380	407
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	280	295
CIT Group, Inc. 7.75% 4/2/12	500	593
Citigroup, Inc. 7.25% 10/1/10	900	1,100
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	282	192
6.9% 1/2/17	252	169
8.312% 10/2/12	211	143
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	65	49
7.57% 11/18/10	380	377
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
7.57% 11/18/10	$ 75	$ 74
7.711% 9/18/11	75	58
7.779% 11/18/05	360	277
7.92% 5/18/12	1,065	846
10.06% 1/2/16	130	96
Deutsche Telekom International Finance BV 8.75% 6/15/30	2,000	2,587
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	580	616
10.625% 12/1/12 (f)	140	160
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	399
FIMEP SA 10.5% 2/15/13 (f)	960	1,042
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	140	137
NiSource Finance Corp. 7.625% 11/15/05	2,000	2,202
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	159	131
7.248% 7/2/14	229	114
7.575% 3/1/19	126	123
7.691% 4/1/17	29	22
7.95% 9/1/16	28	21
8.304% 9/1/10	198	144
Pemex Project Funding Master Trust 7.875% 2/1/09 (h)	1,200	1,377
Petronas Capital Ltd. 7% 5/22/12 (f)	3,295	3,850
PTC International Finance BV yankee 10.75% 7/1/07	117	122
PTC International Finance II SA yankee 11.25% 12/1/09	850	944
Qwest Capital Funding, Inc.:
5.875% 8/3/04	240	230
7.75% 8/15/06	310	281
R. H. Donnelley Finance Corp. I 8.875% 12/15/10 (f)	190	207
Sprint Capital Corp. 6.875% 11/15/28	1,850	1,831
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	640	666
11% 2/15/13 (f)	725	754
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	1,390	122
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
U.S. Airways pass thru trust certificates 6.85% 7/30/19	$ 120	$ 107
U.S. West Capital Funding, Inc. 6.25% 7/15/05	420	389
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	1,530	1,641
Verizon Wireless Capital LLC 5.375% 12/15/06	830	909
		28,357
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	400	433
6.25% 2/15/12 (f)	490	561
Travelers Property Casualty Corp. 6.375% 3/15/33	410	460
		1,454
Real Estate - 0.6%
Boston Properties, Inc. 6.25% 1/15/13 (f)	750	842
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,649
CenterPoint Properties Trust 6.75% 4/1/05	1,190	1,274
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	640	678
Duke Realty LP 7.3% 6/30/03	1,000	1,004
EOP Operating LP 6.625% 2/15/05	1,250	1,341
ERP Operating LP 7.1% 6/23/04	1,500	1,580
ProLogis 6.7% 4/15/04	510	535
Senior Housing Properties Trust 8.625% 1/15/12	770	816
		9,719
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 5.5% 8/1/06	1,300	1,422
Washington Mutual, Inc. 5.625% 1/15/07	1,635	1,810
		3,232
TOTAL FINANCIALS		80,245
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	760	912
Fisher Scientific International, Inc. 8.125% 5/1/12	455	483
		1,395
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13 (f)	$ 1,200	$ 1,242
AmerisourceBergen Corp. 8.125% 9/1/08	130	143
PacifiCare Health Systems, Inc. 10.75% 6/1/09	535	586
Tenet Healthcare Corp.:
5.375% 11/15/06	70	69
6.375% 12/1/11	150	146
6.5% 6/1/12	190	185
7.375% 2/1/13	330	335
Triad Hospitals, Inc. 8.75% 5/1/09	500	543
		3,249
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	270	292
Biovail Corp. yankee 7.875% 4/1/10	940	992
		1,284
TOTAL HEALTH CARE		5,928
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	1,525	1,662
BE Aerospace, Inc.:
8% 3/1/08	70	50
8.875% 5/1/11	615	443
9.5% 11/1/08	320	240
Raytheon Co. 8.3% 3/1/10	2,000	2,480
Remington Arms Co., Inc. 10.5% 2/1/11 (f)	50	50
Transdigm, Inc. 10.375% 12/1/08	450	482
		5,407
Airlines - 0.4%
Continental Airlines, Inc. 8% 12/15/05	4,320	3,413
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	78	57
7.9% 12/15/09	30	22
8.3% 12/15/29	745	477
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	997
8.875% 6/1/06	390	285
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.: - continued
9.875% 3/15/07	$ 500	$ 385
NWA Trust 10.23% 6/21/14	142	108
		5,744
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	795	803
7.625% 1/1/06	990	1,010
7.875% 1/1/09	455	462
8.5% 12/1/08	250	263
8.875% 4/1/08	70	74
American Color Graphics, Inc. 12.75% 8/1/05	1,810	1,815
AP Holdings, Inc. 11.25% 3/15/08 (e)	130	20
Iron Mountain, Inc. 8.25% 7/1/11	90	96
Pierce Leahy Command Co. yankee 8.125% 5/15/08	90	94
World Color Press, Inc.:
7.75% 2/15/09	570	587
8.375% 11/15/08	40	42
		5,266
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08	25	25
6.375% 10/15/11	860	862
6.75% 2/15/11	2,500	2,556
		3,443
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	110	120
Cummins, Inc. 9.5% 12/1/10 (f)	170	184
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	110	116
		420
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	270	209
10.25% 11/15/06 (c)	570	428
		637
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	$ 1,085	$ 1,096
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	734
11.75% 6/15/09	1,005	1,015
		2,921
TOTAL INDUSTRIALS		23,838
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Motorola, Inc. 6.5% 11/15/28	750	748
Nortel Networks Corp. 6.125% 2/15/06	680	660
Qwest Services Corp.:
13.5% 12/15/10 (f)	2,325	2,639
14% 12/15/14 (f)	1,170	1,363
		5,410
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	390	414
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. yankee 9.875% 7/1/10	470	516
IT Services - 0.0%
Iron Mountain, Inc. 8.625% 4/1/13	20	22
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	490	544
Fairchild Semiconductor Corp. 10.5% 2/1/09	120	134
Micron Technology, Inc. 6.5% 9/30/05 (i)	1,000	945
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10 (f)	320	346
		1,969
TOTAL INFORMATION TECHNOLOGY		8,331
MATERIALS - 0.8%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	779	693
Compass Minerals Group, Inc. 10% 8/15/11	550	611
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Geon Co. 6.875% 12/15/05	$ 60	$ 55
Huntsman International LLC 9.875% 3/1/09	370	377
Lyondell Chemical Co.:
9.5% 12/15/08	250	238
9.5% 12/15/08 (f)	280	266
9.875% 5/1/07	180	176
11.125% 7/15/12	235	240
OMNOVA Solutions, Inc. 11.25% 6/1/10 (f)	480	500
PolyOne Corp.:
8.875% 5/1/12	265	236
10.625% 5/15/10 (f)	130	125
		3,517
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10 (f)	120	125
Crown Cork & Seal, Inc.:
7.375% 12/15/26	200	133
8% 4/15/23	155	110
Crown European Holdings SA 9.5% 3/1/11 (f)	330	345
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	370	398
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)	240	245
8.25% 5/15/13 (f)	410	419
8.75% 11/15/12	340	362
8.875% 2/15/09	975	1,034
Owens-Illinois, Inc.:
7.15% 5/15/05	310	312
7.35% 5/15/08	130	125
7.5% 5/15/10	110	106
7.8% 5/15/18	50	46
8.1% 5/15/07	250	248
Sealed Air Corp. 6.95% 5/15/09 (f)	575	639
		4,647
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	1,300	1,499
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	1,105	1,227
Luscar Coal Ltd. 9.75% 10/15/11	420	466
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.:
8.75% 6/1/11	$ 40	$ 47
9.5% 6/1/31	565	704
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	580	394
Steel Dynamics, Inc. 9.5% 3/15/09	75	77
		4,414
Paper & Forest Products - 0.1%
Norske Skog Canada Ltd. 8.625% 6/15/11	70	71
Stone Container Corp.:
8.375% 7/1/12	360	379
9.75% 2/1/11	420	460
Weyerhaeuser Co. 6.75% 3/15/12	625	721
		1,631
TOTAL MATERIALS		14,209
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T Corp. 7.8% 11/15/11	885	1,018
Citizens Communications Co. 8.5% 5/15/06	750	870
France Telecom SA:
9.25% 3/1/11 (e)	900	1,126
10% 3/1/31 (e)	1,200	1,649
NTL, Inc. 19% 1/1/10 (f)	800	772
Qwest Corp. 8.875% 3/15/12 (f)	815	913
Rogers Cantel, Inc. yankee 9.375% 6/1/08	315	328
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,100	1,210
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,125	2,375
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	525	126
0% 2/1/10 (c)(d)	750	165
9.875% 2/1/10 (c)	420	116
11.25% 11/1/08 (c)	510	145
TELUS Corp. yankee 7.5% 6/1/07	1,720	1,905
U.S. West Communications:
7.2% 11/10/26	115	102
7.25% 9/15/25	120	107
Verizon New York, Inc. 6.875% 4/1/12	1,200	1,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
WorldCom, Inc.:
6.4% 8/15/05 (c)	$ 600	$ 177
7.5% 5/15/11 (c)	1,430	422
		14,948
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 8.75% 3/1/31	1,740	2,245
Crown Castle International Corp.:
9.375% 8/1/11	1,020	1,020
9.5% 8/1/11	75	74
10.75% 8/1/11	320	330
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	1,340	1,501
Millicom International Cellular SA 11% 6/1/06 (f)	270	251
Nextel Communications, Inc.:
9.375% 11/15/09	1,895	2,009
9.5% 2/1/11	1,530	1,660
12% 11/1/08	165	178
Rogers Wireless, Inc. 9.625% 5/1/11	550	613
		9,881
TOTAL TELECOMMUNICATION SERVICES		24,829
UTILITIES - 2.1%
Electric Utilities - 0.9%
AES Drax Holdings Ltd. 10.41% 12/31/20 (c)	910	546
CMS Energy Corp.:
7.5% 1/15/09	430	406
7.625% 11/15/04	340	337
8.5% 4/15/11	500	485
8.9% 7/15/08	530	522
9.875% 10/15/07	930	958
Detroit Edison Co. 6.125% 10/1/10	1,155	1,321
Dominion Resources, Inc. 6.25% 6/30/12	1,005	1,144
Duke Capital Corp. 6.75% 2/15/32	500	478
Edison International 6.875% 9/15/04	434	436
FirstEnergy Corp. 6.45% 11/15/11	975	1,075
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.:
7.5% 6/15/09	$ 1,260	$ 1,238
11.5% 12/15/10 (f)	715	787
Nevada Power Co. 10.875% 10/15/09	110	121
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	786
Pacific Gas & Electric Co.:
7.05% 3/1/24	100	101
10% 11/1/05 (f)(h)	855	872
Public Service Co. of Colorado 7.875% 10/1/12	715	907
Reliant Energy Resources Corp.:
7.75% 2/15/11	175	199
8.125% 7/15/05	485	525
Sierra Pacific Power Co. 8% 6/1/08	550	550
Southern California Edison Co.:
7.125% 7/15/25	35	35
7.25% 3/1/26	105	105
7.625% 1/15/10	480	502
8% 2/15/07 (f)	755	823
TECO Energy, Inc. 7% 5/1/12	735	720
		15,979
Gas Utilities - 0.6%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	180	194
CMS Panhandle Holding Co. 6.5% 7/15/09	385	400
Consolidated Natural Gas Co. 6.85% 4/15/11	585	697
El Paso Energy Corp.:
6.75% 5/15/09	735	628
6.95% 12/15/07	440	389
7.375% 12/15/12	50	42
7.8% 8/1/31	150	113
8.05% 10/15/30	90	72
Kinder Morgan Energy Partners LP 7.3% 8/15/33	1,500	1,841
Noram Energy Corp. 6.5% 2/1/08	170	183
Northwest Pipeline Corp.:
6.625% 12/1/07	180	183
8.125% 3/1/10 (f)	170	184
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	55	54
8.25% 4/1/10	155	175
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 865	$ 847
8% 3/1/32	20	20
8.875% 3/15/10 (f)	220	238
Tennessee Gas Pipeline Co.:
7% 10/15/28	80	72
7.5% 4/1/17	40	40
8.375% 6/15/32	120	122
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,795
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240	240
6.25% 1/15/08	485	475
8.875% 7/15/12	165	182
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	100	95
		9,281
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 6/15/08	19	18
8.75% 5/15/13 (f)	670	677
8.875% 2/15/11	187	171
9% 5/15/15 (f)	510	518
9.375% 9/15/10	113	106
9.5% 6/1/09	37	35
El Paso Corp.:
7% 5/15/11	960	826
7.875% 6/15/12 (f)	825	722
Western Resources, Inc.:
7.125% 8/1/09	120	122
7.875% 5/1/07	740	818
9.75% 5/1/07	405	443
Williams Companies, Inc.:
6.5% 8/1/06	335	316
6.625% 11/15/04	520	510
6.75% 1/15/06	425	408
7.125% 9/1/11	1,405	1,314
7.125% 9/1/11	1,460	1,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31	$ 245	$ 207
7.625% 7/15/19	385	335
8.125% 3/15/12 (f)	475	466
9.25% 3/15/04	285	291
		9,668
TOTAL UTILITIES		34,928
TOTAL NONCONVERTIBLE BONDS		271,988
TOTAL CORPORATE BONDS (Cost $251,230)		275,269
U.S. Government and Government Agency Obligations - 5.7%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
2.5% 6/15/08	2,595	2,596
3.25% 1/15/08	1,810	1,878
6.25% 2/1/11	8,935	10,478
7.125% 6/15/10	2,940	3,676
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	5,070	5,123
Federal Home Loan Bank 2.25% 5/15/06	2,500	2,536
Freddie Mac:
1.75% 5/15/05	1,750	1,761
5.75% 1/15/12	2,360	2,754
5.875% 3/21/11	6,570	7,562
6.625% 9/15/09	2,160	2,616
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	85	88
Series 1993-D, 5.23% 5/15/05	184	189
Series 1994-A, 7.12% 4/15/06	277	297
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	$ 219	$ 237
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	3,261	3,709
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		45,500
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds:
6.125% 8/15/29	15,110	18,988
6.25% 5/15/30	10,635	13,634
6.625% 2/15/27	350	462
8% 11/15/21	700	1,033
U.S. Treasury Notes:
1.625% 3/31/05	9,615	9,677
4.375% 5/15/07	2,500	2,731
6.5% 2/15/10	4,040	4,953
TOTAL U.S. TREASURY OBLIGATIONS		51,478
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,345)		96,978
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 10.1%
4.5% 6/17/18 (g)	12,500	12,801
5% 6/1/18 (g)	24,237	25,085
5.5% 2/1/11 to 5/1/18	16,144	16,804
5.5% 6/1/18 (g)	42,502	44,090
6% 7/1/12 to 1/1/29	9,674	10,083
6.5% 9/1/16 to 10/1/32	46,021	48,045
6.5% 6/1/18 (g)	5,925	6,218
7% 12/1/23 to 4/1/29	785	829
7.5% 6/1/25 to 4/1/29	6,680	7,126
TOTAL FANNIE MAE		171,081
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 2.4%
6% 6/1/33 (g)	$ 15,000	$ 15,694
6.5% 10/15/27 to 11/15/32	6,162	6,478
7% 12/15/25 to 12/15/32	6,329	6,671
7.5% 2/15/23 to 12/15/28	8,109	8,644
8% 11/15/21 to 12/15/26	1,828	1,996
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		39,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $205,498)		210,564
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	1,600	1,671
Capital One Master Trust Series 2001-4 Class B, 1.68% 4/16/07 (h)	1,300	1,293
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	3,200	3,372
Class CTFS, 5.06% 2/15/08	347	358
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,420
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	720	750
Series 2001-C Class B, 5.54% 12/15/05	1,000	1,037
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	1,103	1,119
Class A4, 5.09% 10/18/06	1,060	1,094
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,106
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	2,940	3,254
Series 2001-2 Class B, 1.6% 6/16/08 (h)	1,700	1,696
TOTAL ASSET-BACKED SECURITIES (Cost $19,939)		21,170
Commercial Mortgage Securities - 1.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.381% 8/1/24 (f)(h)	$ 1,201	$ 973
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	1,000	1,226
Series 1997-C2 Class D, 7.27% 1/17/35	2,050	2,326
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	4,311
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9976% 4/29/39 (f)(h)	650	578
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9701% 4/13/31 (h)	635	623
Series 2003-C1 Class A2A, 3.59% 1/10/40	525	541
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,758
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	688
Class C, 4.13% 11/20/37 (f)	700	659
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	5,127
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,523)		18,810
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	500	532
6.875% 4/28/09	1,000	1,162
7.125% 1/11/12	1,095	1,289
Polish Government 6.25% 7/3/12	1,405	1,637
United Mexican States 4.625% 10/8/08	885	911
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,862)		5,531
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (h)	$ 845	$ 752
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (h)	320	355
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (h)	105	105
Tranche C term loan 9% 9/30/04 (h)	165	166
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (h)	340	340
		966
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (h)	10	10
TOTAL UTILITIES		976
TOTAL FLOATING RATE LOANS (Cost $1,618)		1,728
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $225,594)	225,593,632	225,594
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,683,056)		1,793,862
NET OTHER ASSETS - (6.0)%		(101,225)
NET ASSETS - 100%		$ 1,692,637
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 3,990	$ 130
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,488,000 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	18.2%
AAA,AA,A	5.5%
BBB	5.1%
BB	2.1%
B	4.5%
CCC,CC,C	1.8%
D	0.0%
Not Rated	0.1%
Equities	55.4%
Short-Term Investments and Net Other Assets	7.3%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $835,842,000 and $900,047,000, respectively, of which long-term U.S. government and government agency obligations aggregated $554,996,000 and $578,951,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $945,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,728,000 or 0.1% of net assets.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $100,822,000 of which $90,844,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003

Assets
Investment in securities, at value (cost $1,683,056) - See accompanying schedule		$ 1,793,862
Cash		862
Receivable for investments sold		4,711
Receivable for fund shares sold		1,190
Dividends receivable		1,247
Interest receivable		7,826
Unrealized gain on swap agreements		130
Other receivables		10
Total assets		1,809,838

Liabilities
Payable for investments purchased Regular delivery	$ 8,889
Delayed delivery	103,834
Payable for fund shares redeemed	2,734
Accrued management fee	604
Distribution fees payable	721
Other payables and accrued expenses	419
Total liabilities		117,201

Net Assets		$ 1,692,637
Net Assets consist of:
Paid in capital		$ 1,671,592
Undistributed net investment income		8,808
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,937
Net Assets		$ 1,692,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,169 ÷ 8,540 shares)	$ 14.89

Maximum offering price per share (100/94.25 of $14.89)	$ 15.80
Class T: Net Asset Value and redemption price per share ($1,334,020 ÷ 89,217 shares)	$ 14.95

Maximum offering price per share (100/96.50 of $14.95)	$ 15.49
Class B: Net Asset Value and offering price per share ($114,541 ÷ 7,718 shares) A	$ 14.84

Class C: Net Asset Value and offering price per share ($64,507 ÷ 4,349 shares) A	$ 14.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,400 ÷ 3,486 shares)	$ 15.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003

Investment Income
Dividends		$ 7,539
Interest		20,221
Total income		27,760

Expenses
Management fee	$ 3,497
Transfer agent fees	2,066
Distribution fees	4,224
Accounting fees and expenses	192
Non-interested trustees' compensation	4
Depreciation in trustee deferred compensation account	(3)
Custodian fees and expenses	32
Registration fees	51
Audit	25
Legal	8
Miscellaneous	8
Total expenses before reductions	10,104
Expense reductions	(157)	9,947
Net investment income (loss)		17,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,861
Foreign currency transactions	7
Swap agreements	55
Total net realized gain (loss)		16,923
Change in net unrealized appreciation (depreciation) on: Investment securities	71,304
Swap agreements	130
Total change in net unrealized appreciation (depreciation)		71,434
Net gain (loss)		88,357
Net increase (decrease) in net assets resulting from operations		$ 106,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,813	$ 43,027
Net realized gain (loss)	16,923	(6,535)
Change in net unrealized appreciation (depreciation)	71,434	(163,209)
Net increase (decrease) in net assets resulting from operations	106,170	(126,717)
Distributions to shareholders from net investment income	(18,422)	(42,614)
Share transactions - net increase (decrease)	(57,108)	(189,877)
Total increase (decrease) in net assets	30,640	(359,208)

Net Assets
Beginning of period	1,661,997	2,021,205
End of period (including undistributed net investment income of $8,808 and undistributed net investment income of $9,417, respectively)	$ 1,692,637	$ 1,661,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75
Income from Investment Operations
Net investment income (loss) E	.17	.38	.43	.49	.50	.05	.53
Net realized and unrealized gain (loss)	.79	(1.30)	(.62)	(1.29)	.53	.61	1.80
Total from investment operations	.96	(.92)	(.19)	(.80)	1.03	.66	2.33
Distributions from net investment income	(.18)	(.38)	(.49)	(.48)	(.52)	-	(.57)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.18)	(.38)	(.95)	(1.29)	(2.30)	-	(1.83)
Net asset value, end of period	$ 14.89	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25
Total Return B, C, D	6.92%	(6.04)%	(1.18)%	(4.67)%	5.65%	3.43%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of voluntary waivers, if any	.97% A	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of all reductions	.95% A	.94%	.93%	.91%	.91%	1.02% A	1.02%
Net investment income (loss)	2.50% A	2.65%	2.77%	2.81%	2.68%	3.13% A	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 120	$ 105	$ 66	$ 59	$ 17	$ 16
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79
Income from Investment Operations
Net investment income (loss) E	.16	.35	.39	.45	.46	.05	.51
Net realized and unrealized gain (loss)	.78	(1.31)	(.61)	(1.30)	.51	.61	1.80
Total from investment operations	.94	(.96)	(.22)	(.85)	.97	.66	2.31
Distributions from net investment income	(.16)	(.34)	(.43)	(.43)	(.48)	-	(.54)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.16)	(.34)	(.89)	(1.24)	(2.26)	-	(1.80)
Net asset value, end of period	$ 14.95	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30
Total Return B, C, D	6.74%	(6.27)%	(1.37)%	(4.94)%	5.30%	3.42%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of all reductions	1.21% A	1.20%	1.19%	1.15%	1.14%	1.22% A	1.15%
Net investment income (loss)	2.23% A	2.38%	2.51%	2.57%	2.45%	2.92% A	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 1,334	$ 1,319	$ 1,681	$ 2,021	$ 2,802	$ 2,993	$ 2,903
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Income from Investment Operations
Net investment income (loss) E	.12	.26	.30	.35	.36	.04	.38
Net realized and unrealized gain (loss)	.78	(1.30)	(.60)	(1.29)	.50	.61	1.81
Total from investment operations	.90	(1.04)	(.30)	(.94)	.86	.65	2.19
Distributions from net investment income	(.12)	(.26)	(.35)	(.32)	(.40)	-	(.43)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.12)	(.26)	(.81)	(1.13)	(2.18)	-	(1.69)
Net asset value, end of period	$ 14.84	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21
Total Return B, C, D	6.48%	(6.83)%	(1.89)%	(5.45)%	4.71%	3.38%	12.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of voluntary waivers, if any	1.80% A	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of all reductions	1.78% A	1.77%	1.74%	1.70%	1.68%	1.80% A	1.73%
Net investment income (loss)	1.66% A	1.82%	1.96%	2.01%	1.91%	2.35% A	2.02%
Supplemental Data
Net assets, end of period (in millions)	$ 115	$ 107	$ 121	$ 111	$ 124	$ 57	$ 51
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 H	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.12	.26	.31	.35	.36	.04	.36
Net realized and unrealized gain (loss)	.78	(1.30)	(.61)	(1.29)	.48	.62	1.56
Total from investment operations	.90	(1.04)	(.30)	(.94)	.84	.66	1.92
Distributions from net investment income	(.12)	(.26)	(.36)	(.33)	(.39)	-	(.49)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.12)	(.26)	(.82)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 14.83	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total Return B, C, D	6.48%	(6.83)%	(1.89)%	(5.45)%	4.60%	3.43%	10.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of voluntary waivers, if any	1.79% A	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of all reductions	1.77% A	1.76%	1.71%	1.68%	1.65%	1.76% A	1.79% A
Net investment income (loss)	1.67% A	1.83%	1.98%	2.03%	1.95%	2.37% A	1.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 61	$ 61	$ 54	$ 53	$ 21	$ 20
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998 G	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85
Income from Investment Operations
Net investment income (loss) D	.20	.43	.48	.57	.56	.05	.60
Net realized and unrealized gain (loss)	.78	(1.31)	(.63)	(1.32)	.53	.63	1.81
Total from investment operations	.98	(.88)	(.15)	(.75)	1.09	.68	2.41
Distributions from net investment income	(.20)	(.42)	(.53)	(.52)	(.57)	-	(.65)
Distributions from net realized gain	-	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.20)	(.42)	(.99)	(1.33)	(2.35)	-	(1.91)
Net asset value, end of period	$ 15.03	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35
Total Return B, C	7.01%	(5.73)%	(.92)%	(4.37)%	5.95%	3.51%	13.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of voluntary waivers, if any	.69% A	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of all reductions	.67% A	.67%	.65%	.61%	.63%	.66% A	.63%
Net investment income (loss)	2.78% A	2.92%	3.04%	3.10%	2.96%	3.48% A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 55	$ 53	$ 46	$ 67	$ 63	$ 61
Portfolio turnover rate	110% A	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period ended October 31.

G One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 165,162	|
Unrealized depreciation	(56,680)
Net unrealized appreciation (depreciation)	$ 108,482
Cost for federal income tax purposes	$ 1,685,380

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 152	$ 1	$ 5
Class T	.26%	.25%	3,240	26	51
Class B	.75%	.25%	531	399	-
Class C	.75%	.25%	301	34	-
			$ 4,224	$ 460	$ 56

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	36
Class B*	158
Class C*	3
$ 217

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 140	.24*
Class T	1,602	.25*
Class B	175	.33*
Class C	95	.32*
Institutional Class	54	.21*
	$ 2,066

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,236 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80%	$ 2

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 98	$ 1
Class A	5	-	-
Class T	51	-	-
	$ 56	$ 98	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,521	$ 2,954
Class T	14,728	34,845
Class B	910	2,061
Class C	517	1,097
Institutional Class	746	1,657
Total	$ 18,422	$ 42,614

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	936	3,432	$ 13,044	$ 50,200
Reinvestment of distributions	109	197	1,487	2,881
Shares redeemed	(1,040)	(1,937)	(14,478)	(27,835)
Net increase (decrease)	5	1,692	$ 53	$ 25,246
Class T
Shares sold	8,479	17,764	$ 118,327	$ 260,115
Reinvestment of distributions	1,012	2,225	13,911	32,902
Shares redeemed	(13,364)	(35,581)	(186,358)	(518,713)
Net increase (decrease)	(3,873)	(15,592)	$ (54,120)	$ (225,696)
Class B
Shares sold	1,037	1,996	$ 14,358	$ 28,774
Reinvestment of distributions	59	125	807	1,828
Shares redeemed	(977)	(2,406)	(13,429)	(34,002)
Net increase (decrease)	119	(285)	$ 1,736	$ (3,400)
Class C
Shares sold	833	2,091	$ 11,621	$ 30,235
Reinvestment of distributions	33	63	445	924
Shares redeemed	(854)	(1,779)	(11,796)	(25,169)
Net increase (decrease)	12	375	$ 270	$ 5,990
Institutional Class
Shares sold	276	1,610	$ 3,866	$ 24,078
Reinvestment of distributions	54	111	738	1,638
Shares redeemed	(684)	(1,259)	(9,651)	(17,733)
Net increase (decrease)	(354)	462	$ (5,047)	$ 7,983

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended November 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2003, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended November 30, 2002, and its financial highlights for periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2003

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American Financial Group, Inc., Ohio	3.9	3.3
AmeriCredit Corp.	3.8	3.7
AES Corp.	3.8	3.9
Nextel Communications, Inc. Class A	3.6	3.8
AMR Corp.	3.5	0.0
Tyco International Ltd.	2.9	0.7
CMS Energy Corp.	2.8	0.7
Teekay Shipping Corp.	2.7	0.7
EchoStar Communications Corp. Class A	2.6	5.7
Level 3 Communications, Inc.	2.2	3.6
	31.8
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	15.3	14.3
Energy	13.2	9.5
Financials	12.4	15.3
Utilities	11.1	7.8
Industrials	10.8	2.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 85.5%		Stocks 80.7%
	Bonds 2.4%		Bonds 2.0%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 11.9%		Short-Term Investments and Net Other Assets 17.3%
* Foreign investments	5.4%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 0.1%
Friendly Ice Cream Corp. (a)	4,276	$ 28,393
Internet & Catalog Retail - 0.4%
USA Interactive (a)	3,700	142,265
Media - 9.1%
AMC Entertainment, Inc. (a)	30,100	313,341
Charter Communications, Inc. Class A (a)	143,965	431,895
EchoStar Communications Corp. Class A (a)	30,890	1,037,286
Emmis Communications Corp. Class A (a)	1,700	36,006
General Motors Corp. Class H (a)	58,700	716,140
Granite Broadcasting Corp. (non vtg.) (a)	44,256	127,015
Liberty Media Corp. Class A (a)	29,323	343,079
LodgeNet Entertainment Corp. (a)	10,400	118,456
Pegasus Communications Corp. Class A (a)	8,370	207,995
PRIMEDIA, Inc. (a)	26,800	89,512
Regal Entertainment Group Class A	100	2,223
Spanish Broadcasting System, Inc. Class A (a)	15,600	118,248
UnitedGlobalCom, Inc. Class A (a)	30,500	140,605
		3,681,801
Specialty Retail - 0.0%
Hollywood Entertainment Corp. (a)	800	13,424
TOTAL CONSUMER DISCRETIONARY		3,865,883
CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 5.2%
Pathmark Stores, Inc. (a)	117,740	848,905
Rite Aid Corp. (a)	192,200	707,296
Safeway, Inc. (a)	28,500	536,940
		2,093,141
Personal Products - 0.3%
Revlon, Inc.:
rights 6/16/03 (a)	12,039	1,084
Class A (a)	35,400	104,430
		105,514
TOTAL CONSUMER STAPLES		2,198,655
ENERGY - 13.0%
Energy Equipment & Services - 5.3%
Grant Prideco, Inc. (a)	46,500	648,675
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Grey Wolf, Inc. (a)	23,900	$ 107,072
Key Energy Services, Inc. (a)	43,000	510,840
Nabors Industries Ltd. (a)	11,100	500,388
National-Oilwell, Inc. (a)	1,400	34,048
Pride International, Inc. (a)	9,300	176,979
Rowan Companies, Inc.	6,500	155,610
		2,133,612
Oil & Gas - 7.7%
Burlington Resources, Inc.	12,700	676,783
Chesapeake Energy Corp.	63,700	650,377
General Maritime Corp. (a)	62,200	612,670
Occidental Petroleum Corp.	500	16,870
Plains Exploration & Production Co. (a)	600	6,138
Range Resources Corp. (a)	6,600	39,600
Teekay Shipping Corp.	26,000	1,093,300
		3,095,738
TOTAL ENERGY		5,229,350
FINANCIALS - 12.4%
Commercial Banks - 0.5%
Provident Financial Group, Inc.	8,400	214,872
Consumer Finance - 6.4%
AmeriCredit Corp. (a)	163,800	1,539,720
Capital One Financial Corp.	14,600	703,282
Metris Companies, Inc.	61,400	312,526
		2,555,528
Insurance - 5.5%
American Financial Group, Inc., Ohio	70,900	1,567,598
Great American Financial Resources, Inc.	300	4,188
Infinity Property & Casualty Corp.	14,000	320,740
Markel Corp. (a)	1,210	305,223
		2,197,749
Real Estate - 0.0%
Equity Office Properties Trust	500	13,455
TOTAL FINANCIALS		4,981,604
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Tenet Healthcare Corp. (a)	43,000	$ 717,670
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	33,000	79,860
Goodrich Corp.	15,300	279,531
		359,391
Airlines - 4.2%
America West Holding Corp. Class B (a)	54,900	223,443
AMR Corp. (a)	222,570	1,411,094
Frontier Airlines, Inc. (a)	700	4,893
Northwest Airlines Corp. (a)	7,500	66,975
		1,706,405
Commercial Services & Supplies - 0.1%
Park-Ohio Holdings Corp. (a)	7,400	34,706
Republic Services, Inc. (a)	1,000	23,910
		58,616
Industrial Conglomerates - 2.9%
Tyco International Ltd.	65,000	1,150,500
Machinery - 1.0%
Navistar International Corp. (a)	1,900	58,558
Terex Corp. (a)	20,500	363,875
		422,433
Road & Rail - 1.7%
Kansas City Southern (a)	55,900	666,887
TOTAL INDUSTRIALS		4,364,232
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.5%
Juniper Networks, Inc. (a)	5,800	80,504
Motorola, Inc.	63,500	541,020
		621,524
Semiconductors & Semiconductor Equipment - 0.1%
ChipPAC, Inc. Class A (a)	6,200	38,502
TOTAL INFORMATION TECHNOLOGY		660,026
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.2%
Chemicals - 1.7%
Dow Chemical Co.	200	$ 6,360
Monsanto Co.	34,500	691,725
		698,085
Construction Materials - 0.0%
Texas Industries, Inc.	500	11,055
Containers & Packaging - 2.4%
Owens-Illinois, Inc. (a)	26,200	299,990
Packaging Corp. of America (a)	1,870	33,660
Sealed Air Corp.	10,700	469,623
Smurfit-Stone Container Corp. (a)	11,600	171,912
		975,185
Metals & Mining - 0.7%
Alcoa, Inc.	1,500	36,915
Barrick Gold Corp.	500	8,734
Freeport-McMoRan Copper & Gold, Inc. Class B	7,370	161,772
Haynes Holdings, Inc. (a)(e)	32,854	45,996
Oregon Steel Mills, Inc. (a)	1,600	4,624
		258,041
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	8,300	143,590
TOTAL MATERIALS		2,085,956
TELECOMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 5.2%
AT&T Canada, Inc. Class B (ltd. vtg.) (a)	3,600	104,590
Focal Communications Corp. warrants 12/14/07 (a)	22,678	2
Level 3 Communications, Inc. (a)	126,500	899,415
NTL, Inc. (a)	28,701	782,102
Qwest Communications International, Inc. (a)	68,700	308,463
XO Communications, Inc. (a)	2,800	16,184
		2,110,756
Wireless Telecommunication Services - 9.9%
American Tower Corp. Class A (a)	22,300	199,808
Millicom International Cellular SA (a)	16,000	319,200
Nextel Communications, Inc. Class A (a)	96,700	1,449,533
NII Holdings, Inc. Class B (a)	18,800	676,612
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SpectraSite, Inc. (a)	16,745	$ 827,203
Triton PCS Holdings, Inc. Class A (a)	109,100	507,315
		3,979,671
TOTAL TELECOMMUNICATION SERVICES		6,090,427
UTILITIES - 10.5%
Electric Utilities - 6.4%
CMS Energy Corp.	141,800	1,123,056
PG&E Corp. (a)	39,300	668,100
TXU Corp.	39,800	805,552
		2,596,708
Multi-Utilities & Unregulated Power - 4.1%
AES Corp. (a)	190,900	1,511,928
National Fuel Gas Co.	2,500	63,925
Westar Energy, Inc.	3,800	60,496
		1,636,349
TOTAL UTILITIES		4,233,057
TOTAL COMMON STOCKS (Cost $29,627,552)		34,426,860
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, $5.00 (Cost $2)	10	33
Corporate Bonds - 2.6%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 6% 9/15/09	$ 135,000	84,375
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	$ 160,000	$ 113,600
10.25% 1/15/10	10,000	7,150
		120,750
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. 8.625% 2/1/08	25,000	11,250
ENERGY - 0.2%
Oil & Gas - 0.2%
The Coastal Corp. 7.5% 8/15/06	70,000	65,100
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. 7.625% 6/1/12 (c)	140,000	95,900
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 1.1%
Qwest Services Corp. 13.5% 12/15/10 (d)	400,000	454,000
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. 9% 5/15/15 (d)	80,000	81,200
Williams Companies, Inc. 9.25% 3/15/04	140,000	142,800
		224,000
TOTAL NONCONVERTIBLE BONDS		971,000
TOTAL CORPORATE BONDS (Cost $1,020,911)		1,055,375
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.13% 7/3/03 (Cost $99,896)	100,000	99,902
Money Market Funds - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.3% (b) (Cost $4,192,711)	4,192,711	$ 4,192,711
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $34,941,072)		39,774,881
NET OTHER ASSETS - 1.2%		496,446
NET ASSETS - 100%		$ 40,271,327
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $535,200 or 1.3% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 45,996
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $29,458,496 and $5,771,333, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,241 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,996 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $34,941,072) - See accompanying schedule		$ 39,774,881
Receivable for investments sold		565,484
Receivable for fund shares sold		2,727,097
Dividends receivable		3,122
Interest receivable		37,613
Receivable from investment adviser for expense reductions		598
Other receivables		5,853
Total assets		43,114,648

Liabilities
Payable for investments purchased	$ 2,748,186
Payable for fund shares redeemed	48,162
Accrued management fee	14,675
Distribution fees payable	11,081
Other payables and accrued expenses	21,217
Total liabilities		2,843,321

Net Assets		$ 40,271,327
Net Assets consist of:
Paid in capital		$ 34,929,528
Accumulated net investment loss		(33,337)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		541,327
Net unrealized appreciation (depreciation) on investments		4,833,809
Net Assets		$ 40,271,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,839,084 ÷ 1,472,730 shares)	$ 14.83

Maximum offering price per share (100/94.25 of $14.83)	$ 15.73
Class T: Net Asset Value and redemption price per share ($7,036,804 ÷ 478,043 shares)	$ 14.72

Maximum offering price per share (100/96.50 of $14.72)	$ 15.25
Class B: Net Asset Value and offering price per share ($4,477,664 ÷ 307,121 shares) A	$ 14.58

Class C: Net Asset Value and offering price per share ($5,167,643 ÷ 354,925 shares) A	$ 14.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,750,132 ÷ 117,470 shares)	$ 14.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 28,166
Interest		19,096
Total income		47,262

Expenses
Management fee	$ 35,946
Transfer agent fees	14,618
Distribution fees	34,580
Accounting fees and expenses	31,385
Non-interested trustees' compensation	16
Custodian fees and expenses	4,044
Registration fees	40,744
Audit	27,017
Legal	23
Miscellaneous	16
Total expenses before reductions	188,389
Expense reductions	(101,056)	87,333
Net investment income (loss)		(40,071)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	615,386
Foreign currency transactions	(176)
Futures contracts	15,851
Total net realized gain (loss)		631,061
Change in net unrealized appreciation (depreciation) on investment securities		4,721,069
Net gain (loss)		5,352,130
Net increase (decrease) in net assets resulting from operations		$ 5,312,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (40,071)	$ (55,394)
Net realized gain (loss)	631,061	753,513
Change in net unrealized appreciation (depreciation)	4,721,069	(176,167)
Net increase (decrease) in net assets resulting from operations	5,312,059	521,952
Share transactions - net increase (decrease)	27,324,691	1,805,617
Total increase (decrease) in net assets	32,636,750	2,327,569

Net Assets
Beginning of period	7,634,577	5,307,008
End of period (including accumulated net investment loss of $33,337 and undistributed net investment income of $6,734, respectively)	$ 40,271,327	$ 7,634,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	- H
Net realized and unrealized gain (loss)	3.84	.82	.26
Total from investment operations	3.81	.76	.26
Net asset value, end of period	$ 14.83	$ 11.02	$ 10.26
Total Return B, C, D	34.57%	7.41%	2.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94% A	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.60% A	1.66%	1.75% A
Expenses net of all reductions	1.26% A	1.30%	1.68% A
Net investment income (loss)	(.44)% A	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,839	$ 970	$ 769
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.02)
Net realized and unrealized gain (loss)	3.79	.83	.25
Total from investment operations	3.75	.74	.23
Net asset value, end of period	$ 14.72	$ 10.97	$ 10.23
Total Return B, C, D	34.18%	7.23%	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	3.35% A	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.85% A	1.91%	2.00% A
Expenses net of all reductions	1.51% A	1.55%	1.92% A
Net investment income (loss)	(.69)% A	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,037	$ 1,862	$ 1,473
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.07)
Net realized and unrealized gain (loss)	3.75	.84	.25
Total from investment operations	3.69	.71	.18
Net asset value, end of period	$ 14.58	$ 10.89	$ 10.18
Total Return B, C, D	33.88%	6.97%	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	3.75% A	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.25% A	2.41%	2.50% A
Expenses net of all reductions	1.91% A	2.05%	2.43% A
Net investment income (loss)	(1.09)% A	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,478	$ 1,159	$ 919
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.07)
Net realized and unrealized gain (loss)	3.75	.82	.26
Total from investment operations	3.69	.68	.19
Net asset value, end of period	$ 14.56	$ 10.87	$ 10.19
Total Return B, C, D	33.95%	6.67%	1.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.67% A	5.22%	6.49% A
Expenses net of voluntary waivers, if any	2.25% A	2.43%	2.50% A
Expenses net of all reductions	1.91% A	2.07%	2.43% A
Net investment income (loss)	(1.09)% A	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168	$ 1,357	$ 1,747
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	3.84	.83	.25
Total from investment operations	3.83	.79	.28
Net asset value, end of period	$ 14.90	$ 11.07	$ 10.28
Total Return B, C	34.60%	7.68%	2.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.64% A	4.32%	5.47% A
Expenses net of voluntary waivers, if any	1.25% A	1.45%	1.50% A
Expenses net of all reductions	.91% A	1.09%	1.43% A
Net investment income (loss)	(.09)% A	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750	$ 2,287	$ 400
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,414,111	|
Unrealized depreciation	(769,981)
Net unrealized appreciation (depreciation)	$ 4,644,130
Cost for federal income tax purposes	$ 35,130,751

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 6,265	$ 43	$ 1,822
Class T	.35%	.25%	9,029	528	1,511
Class B	.75%	.25%	8,916	6,934	-
Class C	.75%	.25%	10,370	4,457	-
			$ 34,580	$ 11,962	$ 3,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,300
Class T	2,871
Class B*	1,773
Class C*	3,076
$ 18,020

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,045	.17*
Class T	4,943	.33*
Class B	2,991	.33*
Class C	2,630	.25*
Institutional Class	1,009	.22*
	$ 14,618

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,239 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 24,349
Class T	1.75%	22,660
Class B	2.25%	13,481
Class C	2.25%	14,830
Institutional Class	1.25%	6,448
		$ 81,768

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 15,943	$ 12
Class A	1,822	-	-
Class T	1,511	-	-
	$ 3,333	$ 15,943	$ 12

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,447,717	61,133	$ 19,450,775	$ 603,420
Shares redeemed	(62,991)	(48,041)	(737,747)	(437,836)
Net increase (decrease)	1,384,726	13,092	$ 18,713,028	$ 165,584
Class T
Shares sold	390,694	77,453	$ 4,898,266	$ 767,768
Shares redeemed	(82,407)	(51,640)	(950,673)	(492,061)
Net increase (decrease)	308,287	25,813	$ 3,947,593	$ 275,707
Class B
Shares sold	242,264	73,927	$ 3,101,946	$ 741,393
Shares redeemed	(41,569)	(57,757)	(549,665)	(546,362)
Net increase (decrease)	200,695	16,170	$ 2,552,281	$ 195,031
Class C
Shares sold	282,037	52,496	$ 3,531,126	$ 517,501
Shares redeemed	(51,953)	(99,063)	(583,794)	(872,314)
Net increase (decrease)	230,084	(46,567)	$ 2,947,332	$ (354,813)
Institutional Class
Shares sold	111,738	203,967	$ 1,360,984	$ 1,871,300
Shares redeemed	(200,902)	(36,229)	(2,196,527)	(347,192)
Net increase (decrease)	(89,164)	167,738	$ (835,543)	$ 1,524,108

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American Financial Group, Inc., Ohio	3.9	3.3
AmeriCredit Corp.	3.8	3.7
AES Corp.	3.8	3.9
Nextel Communications, Inc. Class A	3.6	3.8
AMR Corp.	3.5	0.0
Tyco International Ltd.	2.9	0.7
CMS Energy Corp.	2.8	0.7
Teekay Shipping Corp.	2.7	0.7
EchoStar Communications Corp. Class A	2.6	5.7
Level 3 Communications, Inc.	2.2	3.6
	31.8
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	15.3	14.3
Energy	13.2	9.5
Financials	12.4	15.3
Utilities	11.1	7.8
Industrials	10.8	2.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 85.5%		Stocks 80.7%
	Bonds 2.4%		Bonds 2.0%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 11.9%		Short-Term Investments and Net Other Assets 17.3%
* Foreign investments	5.4%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 0.1%
Friendly Ice Cream Corp. (a)	4,276	$ 28,393
Internet & Catalog Retail - 0.4%
USA Interactive (a)	3,700	142,265
Media - 9.1%
AMC Entertainment, Inc. (a)	30,100	313,341
Charter Communications, Inc. Class A (a)	143,965	431,895
EchoStar Communications Corp. Class A (a)	30,890	1,037,286
Emmis Communications Corp. Class A (a)	1,700	36,006
General Motors Corp. Class H (a)	58,700	716,140
Granite Broadcasting Corp. (non vtg.) (a)	44,256	127,015
Liberty Media Corp. Class A (a)	29,323	343,079
LodgeNet Entertainment Corp. (a)	10,400	118,456
Pegasus Communications Corp. Class A (a)	8,370	207,995
PRIMEDIA, Inc. (a)	26,800	89,512
Regal Entertainment Group Class A	100	2,223
Spanish Broadcasting System, Inc. Class A (a)	15,600	118,248
UnitedGlobalCom, Inc. Class A (a)	30,500	140,605
		3,681,801
Specialty Retail - 0.0%
Hollywood Entertainment Corp. (a)	800	13,424
TOTAL CONSUMER DISCRETIONARY		3,865,883
CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 5.2%
Pathmark Stores, Inc. (a)	117,740	848,905
Rite Aid Corp. (a)	192,200	707,296
Safeway, Inc. (a)	28,500	536,940
		2,093,141
Personal Products - 0.3%
Revlon, Inc.:
rights 6/16/03 (a)	12,039	1,084
Class A (a)	35,400	104,430
		105,514
TOTAL CONSUMER STAPLES		2,198,655
ENERGY - 13.0%
Energy Equipment & Services - 5.3%
Grant Prideco, Inc. (a)	46,500	648,675
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Grey Wolf, Inc. (a)	23,900	$ 107,072
Key Energy Services, Inc. (a)	43,000	510,840
Nabors Industries Ltd. (a)	11,100	500,388
National-Oilwell, Inc. (a)	1,400	34,048
Pride International, Inc. (a)	9,300	176,979
Rowan Companies, Inc.	6,500	155,610
		2,133,612
Oil & Gas - 7.7%
Burlington Resources, Inc.	12,700	676,783
Chesapeake Energy Corp.	63,700	650,377
General Maritime Corp. (a)	62,200	612,670
Occidental Petroleum Corp.	500	16,870
Plains Exploration & Production Co. (a)	600	6,138
Range Resources Corp. (a)	6,600	39,600
Teekay Shipping Corp.	26,000	1,093,300
		3,095,738
TOTAL ENERGY		5,229,350
FINANCIALS - 12.4%
Commercial Banks - 0.5%
Provident Financial Group, Inc.	8,400	214,872
Consumer Finance - 6.4%
AmeriCredit Corp. (a)	163,800	1,539,720
Capital One Financial Corp.	14,600	703,282
Metris Companies, Inc.	61,400	312,526
		2,555,528
Insurance - 5.5%
American Financial Group, Inc., Ohio	70,900	1,567,598
Great American Financial Resources, Inc.	300	4,188
Infinity Property & Casualty Corp.	14,000	320,740
Markel Corp. (a)	1,210	305,223
		2,197,749
Real Estate - 0.0%
Equity Office Properties Trust	500	13,455
TOTAL FINANCIALS		4,981,604
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Tenet Healthcare Corp. (a)	43,000	$ 717,670
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	33,000	79,860
Goodrich Corp.	15,300	279,531
		359,391
Airlines - 4.2%
America West Holding Corp. Class B (a)	54,900	223,443
AMR Corp. (a)	222,570	1,411,094
Frontier Airlines, Inc. (a)	700	4,893
Northwest Airlines Corp. (a)	7,500	66,975
		1,706,405
Commercial Services & Supplies - 0.1%
Park-Ohio Holdings Corp. (a)	7,400	34,706
Republic Services, Inc. (a)	1,000	23,910
		58,616
Industrial Conglomerates - 2.9%
Tyco International Ltd.	65,000	1,150,500
Machinery - 1.0%
Navistar International Corp. (a)	1,900	58,558
Terex Corp. (a)	20,500	363,875
		422,433
Road & Rail - 1.7%
Kansas City Southern (a)	55,900	666,887
TOTAL INDUSTRIALS		4,364,232
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.5%
Juniper Networks, Inc. (a)	5,800	80,504
Motorola, Inc.	63,500	541,020
		621,524
Semiconductors & Semiconductor Equipment - 0.1%
ChipPAC, Inc. Class A (a)	6,200	38,502
TOTAL INFORMATION TECHNOLOGY		660,026
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.2%
Chemicals - 1.7%
Dow Chemical Co.	200	$ 6,360
Monsanto Co.	34,500	691,725
		698,085
Construction Materials - 0.0%
Texas Industries, Inc.	500	11,055
Containers & Packaging - 2.4%
Owens-Illinois, Inc. (a)	26,200	299,990
Packaging Corp. of America (a)	1,870	33,660
Sealed Air Corp.	10,700	469,623
Smurfit-Stone Container Corp. (a)	11,600	171,912
		975,185
Metals & Mining - 0.7%
Alcoa, Inc.	1,500	36,915
Barrick Gold Corp.	500	8,734
Freeport-McMoRan Copper & Gold, Inc. Class B	7,370	161,772
Haynes Holdings, Inc. (a)(e)	32,854	45,996
Oregon Steel Mills, Inc. (a)	1,600	4,624
		258,041
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	8,300	143,590
TOTAL MATERIALS		2,085,956
TELECOMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 5.2%
AT&T Canada, Inc. Class B (ltd. vtg.) (a)	3,600	104,590
Focal Communications Corp. warrants 12/14/07 (a)	22,678	2
Level 3 Communications, Inc. (a)	126,500	899,415
NTL, Inc. (a)	28,701	782,102
Qwest Communications International, Inc. (a)	68,700	308,463
XO Communications, Inc. (a)	2,800	16,184
		2,110,756
Wireless Telecommunication Services - 9.9%
American Tower Corp. Class A (a)	22,300	199,808
Millicom International Cellular SA (a)	16,000	319,200
Nextel Communications, Inc. Class A (a)	96,700	1,449,533
NII Holdings, Inc. Class B (a)	18,800	676,612
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SpectraSite, Inc. (a)	16,745	$ 827,203
Triton PCS Holdings, Inc. Class A (a)	109,100	507,315
		3,979,671
TOTAL TELECOMMUNICATION SERVICES		6,090,427
UTILITIES - 10.5%
Electric Utilities - 6.4%
CMS Energy Corp.	141,800	1,123,056
PG&E Corp. (a)	39,300	668,100
TXU Corp.	39,800	805,552
		2,596,708
Multi-Utilities & Unregulated Power - 4.1%
AES Corp. (a)	190,900	1,511,928
National Fuel Gas Co.	2,500	63,925
Westar Energy, Inc.	3,800	60,496
		1,636,349
TOTAL UTILITIES		4,233,057
TOTAL COMMON STOCKS (Cost $29,627,552)		34,426,860
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, $5.00 (Cost $2)	10	33
Corporate Bonds - 2.6%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 6% 9/15/09	$ 135,000	84,375
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	$ 160,000	$ 113,600
10.25% 1/15/10	10,000	7,150
		120,750
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. 8.625% 2/1/08	25,000	11,250
ENERGY - 0.2%
Oil & Gas - 0.2%
The Coastal Corp. 7.5% 8/15/06	70,000	65,100
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. 7.625% 6/1/12 (c)	140,000	95,900
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 1.1%
Qwest Services Corp. 13.5% 12/15/10 (d)	400,000	454,000
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. 9% 5/15/15 (d)	80,000	81,200
Williams Companies, Inc. 9.25% 3/15/04	140,000	142,800
		224,000
TOTAL NONCONVERTIBLE BONDS		971,000
TOTAL CORPORATE BONDS (Cost $1,020,911)		1,055,375
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.13% 7/3/03 (Cost $99,896)	100,000	99,902
Money Market Funds - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.3% (b) (Cost $4,192,711)	4,192,711	$ 4,192,711
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $34,941,072)		39,774,881
NET OTHER ASSETS - 1.2%		496,446
NET ASSETS - 100%		$ 40,271,327
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $535,200 or 1.3% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 45,996
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $29,458,496 and $5,771,333, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,241 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,996 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $34,941,072) - See accompanying schedule		$ 39,774,881
Receivable for investments sold		565,484
Receivable for fund shares sold		2,727,097
Dividends receivable		3,122
Interest receivable		37,613
Receivable from investment adviser for expense reductions		598
Other receivables		5,853
Total assets		43,114,648

Liabilities
Payable for investments purchased	$ 2,748,186
Payable for fund shares redeemed	48,162
Accrued management fee	14,675
Distribution fees payable	11,081
Other payables and accrued expenses	21,217
Total liabilities		2,843,321

Net Assets		$ 40,271,327
Net Assets consist of:
Paid in capital		$ 34,929,528
Accumulated net investment loss		(33,337)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		541,327
Net unrealized appreciation (depreciation) on investments		4,833,809
Net Assets		$ 40,271,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,839,084 ÷ 1,472,730 shares)	$ 14.83

Maximum offering price per share (100/94.25 of $14.83)	$ 15.73
Class T: Net Asset Value and redemption price per share ($7,036,804 ÷ 478,043 shares)	$ 14.72

Maximum offering price per share (100/96.50 of $14.72)	$ 15.25
Class B: Net Asset Value and offering price per share ($4,477,664 ÷ 307,121 shares) A	$ 14.58

Class C: Net Asset Value and offering price per share ($5,167,643 ÷ 354,925 shares) A	$ 14.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,750,132 ÷ 117,470 shares)	$ 14.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 28,166
Interest		19,096
Total income		47,262

Expenses
Management fee	$ 35,946
Transfer agent fees	14,618
Distribution fees	34,580
Accounting fees and expenses	31,385
Non-interested trustees' compensation	16
Custodian fees and expenses	4,044
Registration fees	40,744
Audit	27,017
Legal	23
Miscellaneous	16
Total expenses before reductions	188,389
Expense reductions	(101,056)	87,333
Net investment income (loss)		(40,071)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	615,386
Foreign currency transactions	(176)
Futures contracts	15,851
Total net realized gain (loss)		631,061
Change in net unrealized appreciation (depreciation) on investment securities		4,721,069
Net gain (loss)		5,352,130
Net increase (decrease) in net assets resulting from operations		$ 5,312,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (40,071)	$ (55,394)
Net realized gain (loss)	631,061	753,513
Change in net unrealized appreciation (depreciation)	4,721,069	(176,167)
Net increase (decrease) in net assets resulting from operations	5,312,059	521,952
Share transactions - net increase (decrease)	27,324,691	1,805,617
Total increase (decrease) in net assets	32,636,750	2,327,569

Net Assets
Beginning of period	7,634,577	5,307,008
End of period (including accumulated net investment loss of $33,337 and undistributed net investment income of $6,734, respectively)	$ 40,271,327	$ 7,634,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	- H
Net realized and unrealized gain (loss)	3.84	.82	.26
Total from investment operations	3.81	.76	.26
Net asset value, end of period	$ 14.83	$ 11.02	$ 10.26
Total Return B, C, D	34.57%	7.41%	2.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94% A	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.60% A	1.66%	1.75% A
Expenses net of all reductions	1.26% A	1.30%	1.68% A
Net investment income (loss)	(.44)% A	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,839	$ 970	$ 769
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.02)
Net realized and unrealized gain (loss)	3.79	.83	.25
Total from investment operations	3.75	.74	.23
Net asset value, end of period	$ 14.72	$ 10.97	$ 10.23
Total Return B, C, D	34.18%	7.23%	2.30%
Ratios to Average Net Assets G
Expenses before expense reductions	3.35% A	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.85% A	1.91%	2.00% A
Expenses net of all reductions	1.51% A	1.55%	1.92% A
Net investment income (loss)	(.69)% A	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,037	$ 1,862	$ 1,473
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.07)
Net realized and unrealized gain (loss)	3.75	.84	.25
Total from investment operations	3.69	.71	.18
Net asset value, end of period	$ 14.58	$ 10.89	$ 10.18
Total Return B, C, D	33.88%	6.97%	1.80%
Ratios to Average Net Assets G
Expenses before expense reductions	3.75% A	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.25% A	2.41%	2.50% A
Expenses net of all reductions	1.91% A	2.05%	2.43% A
Net investment income (loss)	(1.09)% A	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,478	$ 1,159	$ 919
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.07)
Net realized and unrealized gain (loss)	3.75	.82	.26
Total from investment operations	3.69	.68	.19
Net asset value, end of period	$ 14.56	$ 10.87	$ 10.19
Total Return B, C, D	33.95%	6.67%	1.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.67% A	5.22%	6.49% A
Expenses net of voluntary waivers, if any	2.25% A	2.43%	2.50% A
Expenses net of all reductions	1.91% A	2.07%	2.43% A
Net investment income (loss)	(1.09)% A	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168	$ 1,357	$ 1,747
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	3.84	.83	.25
Total from investment operations	3.83	.79	.28
Net asset value, end of period	$ 14.90	$ 11.07	$ 10.28
Total Return B, C	34.60%	7.68%	2.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.64% A	4.32%	5.47% A
Expenses net of voluntary waivers, if any	1.25% A	1.45%	1.50% A
Expenses net of all reductions	.91% A	1.09%	1.43% A
Net investment income (loss)	(.09)% A	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750	$ 2,287	$ 400
Portfolio turnover rate	99% A	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,414,111	|
Unrealized depreciation	(769,981)
Net unrealized appreciation (depreciation)	$ 4,644,130
Cost for federal income tax purposes	$ 35,130,751

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.10%	.25%	$ 6,265	$ 43	$ 1,822
Class T	.35%	.25%	9,029	528	1,511
Class B	.75%	.25%	8,916	6,934	-
Class C	.75%	.25%	10,370	4,457	-
			$ 34,580	$ 11,962	$ 3,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,300
Class T	2,871
Class B*	1,773
Class C*	3,076
$ 18,020

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,045	.17*
Class T	4,943	.33*
Class B	2,991	.33*
Class C	2,630	.25*
Institutional Class	1,009	.22*
	$ 14,618

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,239 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 24,349
Class T	1.75%	22,660
Class B	2.25%	13,481
Class C	2.25%	14,830
Institutional Class	1.25%	6,448
		$ 81,768

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 15,943	$ 12
Class A	1,822	-	-
Class T	1,511	-	-
	$ 3,333	$ 15,943	$ 12

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,447,717	61,133	$ 19,450,775	$ 603,420
Shares redeemed	(62,991)	(48,041)	(737,747)	(437,836)
Net increase (decrease)	1,384,726	13,092	$ 18,713,028	$ 165,584
Class T
Shares sold	390,694	77,453	$ 4,898,266	$ 767,768
Shares redeemed	(82,407)	(51,640)	(950,673)	(492,061)
Net increase (decrease)	308,287	25,813	$ 3,947,593	$ 275,707
Class B
Shares sold	242,264	73,927	$ 3,101,946	$ 741,393
Shares redeemed	(41,569)	(57,757)	(549,665)	(546,362)
Net increase (decrease)	200,695	16,170	$ 2,552,281	$ 195,031
Class C
Shares sold	282,037	52,496	$ 3,531,126	$ 517,501
Shares redeemed	(51,953)	(99,063)	(583,794)	(872,314)
Net increase (decrease)	230,084	(46,567)	$ 2,947,332	$ (354,813)
Institutional Class
Shares sold	111,738	203,967	$ 1,360,984	$ 1,871,300
Shares redeemed	(200,902)	(36,229)	(2,196,527)	(347,192)
Net increase (decrease)	(89,164)	167,738	$ (835,543)	$ 1,524,108

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.5	0.0
AOL Time Warner, Inc.	4.8	0.0
EchoStar Communications Corp. Class A	4.3	2.9
Pride International, Inc.	3.0	0.0
ENSCO International, Inc.	2.9	1.3
Rowan Companies, Inc.	2.6	1.1
BJ Services Co.	2.4	1.5
Altria Group, Inc.	2.0	2.5
Lockheed Martin Corp.	2.0	0.0
Tenet Healthcare Corp.	1.9	0.0
	31.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	22.7	8.1
Consumer Discretionary	20.1	23.2
Health Care	19.2	1.9
Information Technology	8.8	14.1
Financials	8.5	19.5
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 95.1%		Stocks 96.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	2.7%	** Foreign investments	5.3%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.1%
Automobiles - 0.4%
General Motors Corp.	38,100	$ 1,346,073
Hotels, Restaurants & Leisure - 0.6%
California Pizza Kitchen, Inc. (a)	7,700	156,618
Hilton Hotels Corp.	125,000	1,732,500
Six Flags, Inc. (a)	61,300	461,589
		2,350,707
Household Durables - 0.2%
Beazer Homes USA, Inc. (a)	9,660	819,168
Internet & Catalog Retail - 1.0%
eBay, Inc. (a)	12,000	1,220,520
USA Interactive (a)	65,000	2,499,250
		3,719,770
Leisure Equipment & Products - 0.5%
Mattel, Inc.	85,000	1,828,350
Media - 14.9%
AOL Time Warner, Inc. (a)	1,176,100	17,900,242
Cablevision Systems Corp. - NY Group Class A (a)	65,600	1,270,016
Comcast Corp.:
Class A (a)	96,700	2,911,637
Class A (special) (a)	68,100	1,962,642
Dow Jones & Co., Inc.	17,200	783,460
EchoStar Communications Corp. Class A (a)	468,500	15,732,230
Fox Entertainment Group, Inc. Class A (a)	219,000	6,156,090
Liberty Media Corp. Class A (a)	70,000	819,000
Omnicom Group, Inc.	30,700	2,143,167
Pixar (a)	15,600	880,620
Univision Communications, Inc. Class A (a)	23,200	692,520
Viacom, Inc. Class B (non-vtg.) (a)	39,100	1,779,832
Walt Disney Co.	100,000	1,965,000
		54,996,456
Specialty Retail - 2.5%
Office Depot, Inc. (a)	71,700	960,780
PETsMART, Inc. (a)	160,100	2,768,129
Weight Watchers International, Inc. (a)	91,100	3,879,038
Williams-Sonoma, Inc. (a)	58,100	1,651,783
		9,259,730
TOTAL CONSUMER DISCRETIONARY		74,320,254
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
The Coca-Cola Co.	21,300	$ 970,641
Food & Staples Retailing - 1.0%
Sysco Corp.	55,000	1,701,700
Wal-Mart Stores, Inc.	41,900	2,204,359
		3,906,059
Tobacco - 2.0%
Altria Group, Inc.	181,700	7,504,210
TOTAL CONSUMER STAPLES		12,380,910
ENERGY - 22.7%
Energy Equipment & Services - 18.8%
Baker Hughes, Inc.	27,900	922,095
BJ Services Co. (a)	220,000	8,956,200
Cal Dive International, Inc. (a)	28,400	631,332
Cooper Cameron Corp. (a)	35,000	1,910,650
ENSCO International, Inc.	355,000	10,650,000
GlobalSantaFe Corp.	195,000	4,851,600
Grant Prideco, Inc. (a)	80,900	1,128,555
Grey Wolf, Inc. (a)	319,100	1,429,568
Maverick Tube Corp. (a)	85,000	1,701,700
Nabors Industries Ltd. (a)	94,100	4,242,028
National-Oilwell, Inc. (a)	59,500	1,447,040
Pride International, Inc. (a)	585,100	11,134,453
Rowan Companies, Inc.	396,809	9,499,607
Schlumberger Ltd. (NY Shares)	31,200	1,516,944
Smith International, Inc. (a)	101,200	4,138,068
Transocean, Inc.	44,100	1,030,617
Varco International, Inc. (a)	35,000	757,750
Weatherford International Ltd. (a)	80,501	3,650,720
		69,598,927
Oil & Gas - 3.9%
Apache Corp.	59,500	3,922,240
Burlington Resources, Inc.	30,000	1,598,700
Chesapeake Energy Corp.	125,000	1,276,250
ConocoPhillips	25,000	1,349,250
Devon Energy Corp.	15,000	780,000
EOG Resources, Inc.	20,000	862,000
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	80,000	$ 2,699,200
Valero Energy Corp.	50,000	1,875,000
		14,362,640
TOTAL ENERGY		83,961,567
FINANCIALS - 8.5%
Capital Markets - 3.1%
Bear Stearns Companies, Inc.	26,800	2,070,836
Charles Schwab Corp.	203,200	1,971,040
J.P. Morgan Chase & Co.	45,000	1,478,700
Merrill Lynch & Co., Inc.	68,700	2,974,710
Morgan Stanley	67,200	3,074,400
		11,569,686
Commercial Banks - 3.0%
Bank of America Corp.	27,000	2,003,400
Bank One Corp.	65,000	2,428,400
Fifth Third Bancorp	118,800	6,831,000
		11,262,800
Consumer Finance - 0.7%
American Express Co.	59,600	2,482,936
Diversified Financial Services - 0.6%
Citigroup, Inc.	51,600	2,116,632
Insurance - 1.1%
ACE Ltd.	63,600	2,321,400
American International Group, Inc.	32,100	1,857,948
		4,179,348
TOTAL FINANCIALS		31,611,402
HEALTH CARE - 19.2%
Biotechnology - 1.4%
Amgen, Inc. (a)	35,200	2,277,792
Gilead Sciences, Inc. (a)	10,000	527,600
IDEC Pharmaceuticals Corp. (a)	20,000	763,400
MedImmune, Inc. (a)	40,000	1,418,000
		4,986,792
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	20,000	1,042,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	85,500	$ 2,592,360
St. Jude Medical, Inc. (a)	95,300	5,346,330
		8,980,690
Health Care Providers & Services - 11.2%
Aetna, Inc.	33,100	1,900,602
HCA, Inc.	131,200	4,329,600
Tenet Healthcare Corp. (a)	417,100	6,961,399
UnitedHealth Group, Inc.	214,900	20,617,506
Universal Health Services, Inc. Class B (a)	39,500	1,793,695
WebMD Corp. (a)	329,600	3,276,224
WellPoint Health Networks, Inc. (a)	32,000	2,730,880
		41,609,906
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	75,000	1,920,000
Forest Laboratories, Inc. (a)	40,000	2,020,000
Johnson & Johnson	95,900	5,212,165
Merck & Co., Inc.	47,660	2,648,943
Pfizer, Inc.	40,000	1,240,800
Wyeth	58,800	2,578,380
		15,620,288
TOTAL HEALTH CARE		71,197,676
INDUSTRIALS - 7.2%
Aerospace & Defense - 3.0%
Boeing Co.	41,700	1,278,939
Lockheed Martin Corp.	157,000	7,287,940
Northrop Grumman Corp.	26,000	2,286,700
		10,853,579
Airlines - 0.8%
Delta Air Lines, Inc.	170,000	2,271,200
Northwest Airlines Corp. (a)	88,000	785,840
		3,057,040
Commercial Services & Supplies - 1.9%
Aramark Corp. Class B (a)	155,800	3,270,242
Cendant Corp. (a)	100,000	1,680,000
Cintas Corp.	55,000	2,036,100
		6,986,342
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
General Electric Co.	40,000	$ 1,148,000
Tyco International Ltd.	66,300	1,173,510
		2,321,510
Machinery - 0.2%
Danaher Corp.	10,000	669,200
Road & Rail - 0.7%
CSX Corp.	43,900	1,437,725
Norfolk Southern Corp.	29,600	648,832
Union Pacific Corp.	10,000	609,900
		2,696,457
TOTAL INDUSTRIALS		26,584,128
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.2%
CIENA Corp. (a)	163,300	938,975
Motorola, Inc.	396,000	3,373,920
		4,312,895
Computers & Peripherals - 0.5%
Sun Microsystems, Inc. (a)	399,000	1,727,670
Electronic Equipment & Instruments - 0.3%
Symbol Technologies, Inc.	75,000	1,005,000
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	130,093	1,948,793
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	38,400	1,779,456
First Data Corp.	70,000	2,899,400
Paychex, Inc.	35,000	1,068,200
		5,747,056
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	127,000	924,560
ASML Holding NV (NY Shares) (a)	112,600	1,131,630
Broadcom Corp. Class A (a)	45,700	1,118,736
Intel Corp.	71,800	1,496,312
Skyworks Solutions, Inc. (a)	231,500	1,722,360
Vitesse Semiconductor Corp. (a)	219,000	1,099,380
		7,492,978
Software - 2.7%
Electronic Arts, Inc. (a)	17,000	1,165,520
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	168,100	$ 4,136,941
Oracle Corp. (a)	111,200	1,446,712
Reynolds & Reynolds Co. Class A	110,700	3,276,720
		10,025,893
TOTAL INFORMATION TECHNOLOGY		32,260,285
MATERIALS - 3.6%
Chemicals - 1.4%
Dow Chemical Co.	54,800	1,742,640
Lyondell Chemical Co.	234,300	3,373,920
		5,116,560
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	25,000	370,500
Metals & Mining - 1.2%
Kinross Gold Corp. (a)	66,300	465,195
Newmont Mining Corp. Holding Co.	60,000	1,779,600
Phelps Dodge Corp. (a)	60,000	2,187,000
		4,431,795
Paper & Forest Products - 0.9%
Bowater, Inc.	57,900	2,269,101
International Paper Co.	30,000	1,100,100
		3,369,201
TOTAL MATERIALS		13,288,056
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
SBC Communications, Inc.	108,400	2,759,864
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. (a)	104,400	811,188
Nextel Communications, Inc. Class A (a)	75,000	1,124,250
Wireless Facilities, Inc. (a)	86,300	867,315
		2,802,753
TOTAL TELECOMMUNICATION SERVICES		5,562,617
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
Reliant Resources, Inc. (a)	150,000	$ 1,005,000
TOTAL COMMON STOCKS (Cost $308,950,347)		352,171,895
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (c)	2,200	2,200
Procket Networks, Inc. Series C (c)	202,511	101,256
		103,456
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		103,456
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 1.3% (b) (Cost $19,351,399)	19,351,399	19,351,399
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $330,339,673)		371,626,750
NET OTHER ASSETS - (0.4)%		(1,351,576)
NET ASSETS - 100%		$ 370,275,174
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $540,406,470 and $529,042,866, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122,498 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,456 or 0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $253,801,000 of which $416,000, $7,343,000, $211,773,000 and $34,269,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $330,339,673) - See accompanying schedule		$ 371,626,750
Receivable for investments sold		926,956
Receivable for fund shares sold		302,470
Dividends receivable		233,606
Interest receivable		26,663
Other receivables		25,940
Total assets		373,142,385

Liabilities
Payable for investments purchased	$ 1,827,817
Payable for fund shares redeemed	659,728
Accrued management fee	172,643
Distribution fees payable	189,471
Other payables and accrued expenses	17,552
Total liabilities		2,867,211

Net Assets		$ 370,275,174
Net Assets consist of:
Paid in capital		$ 559,615,695
Accumulated net investment loss		(1,090,824)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,548,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,298,453
Net Assets		$ 370,275,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,967,305 ÷ 2,876,507 shares)	$ 12.16

Maximum offering price per share (100/94.25 of $12.16)	$ 12.90
Class T: Net Asset Value and redemption price per share ($207,127,709 ÷ 17,163,904 shares)	$ 12.07

Maximum offering price per share (100/96.50 of $12.07)	$ 12.51
Class B: Net Asset Value and offering price per share ($73,718,734 ÷ 6,160,338 shares) A	$ 11.97

Class C: Net Asset Value and offering price per share ($51,061,280 ÷ 4,264,521 shares) A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,400,146 ÷ 278,066 shares)	$ 12.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,748,665
Interest		101,548
Security lending		5,824
Total income		1,856,037

Expenses
Management fee	$ 936,374
Transfer agent fees	713,876
Distribution fees	1,132,245
Accounting and security lending fees	61,127
Non-interested trustees' compensation	629
Custodian fees and expenses	14,439
Registration fees	55,566
Audit	18,591
Legal	1,068
Miscellaneous	892
Total expenses before reductions	2,934,807
Expense reductions	(407,218)	2,527,589
Net investment income (loss)		(671,552)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,559,791
Foreign currency transactions	8,937
Total net realized gain (loss)		25,568,728
Change in net unrealized appreciation (depreciation) on: Investment securities	8,667,827
Assets and liabilities in foreign currencies	8,307
Total change in net unrealized appreciation (depreciation)		8,676,134
Net gain (loss)		34,244,862
Net increase (decrease) in net assets resulting from operations		$ 33,573,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (671,552)	$ 1,779,552
Net realized gain (loss)	25,568,728	(26,794,141)
Change in net unrealized appreciation (depreciation)	8,676,134	(8,163,656)
Net increase (decrease) in net assets resulting from operations	33,573,310	(33,178,245)
Distributions to shareholders from net investment income	(1,336,917)	(1,624,203)
Share transactions - net increase (decrease)	21,764,301	(25,376,561)
Total increase (decrease) in net assets	54,000,694	(60,179,009)

Net Assets
Beginning of period	316,274,480	376,453,489
End of period (including accumulated net investment loss of $1,090,824 and undistributed net investment income of $917,645, respectively)	$ 370,275,174	$ 316,274,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.10	.08	- H	(.10)
Net realized and unrealized gain (loss)	1.09	(1.06)	(4.07)	2.77	3.54
Total from investment operations	1.09	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	(.08)	(.11)	-	-	-
Net asset value, end of period	$ 12.16	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total Return B,C,D	9.87%	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.46% A	1.47%	1.32%	1.28%	2.42% A
Expenses net of voluntary waivers, if any	1.46% A	1.47%	1.32%	1.28%	1.75% A
Expenses net of all reductions	1.21% A	1.28%	1.26%	1.24%	1.70% A
Net investment income (loss)	(.05)% A	.86%	.56%	- %	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,967	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	1.09	(1.06)	(4.05)	2.75	3.53
Total from investment operations	1.07	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	(.07)	(.08)	-	-	-
Net asset value, end of period	$ 12.07	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total Return B,C,D	9.75%	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.66%	1.49%	1.46%	2.62% A
Expenses net of voluntary waivers, if any	1.70% A	1.66%	1.49%	1.46%	2.00% A
Expenses net of all reductions	1.44% A	1.46%	1.43%	1.42%	1.95% A
Net investment income (loss)	(.29)% A	.68%	.39%	(.18)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,128	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	1.08	(1.05)	(4.02)	2.74	3.54
Total from investment operations	1.04	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 11.97	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total ReturnB,C,D	9.52%	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A	2.16%	2.05%	2.02%	3.16% A
Expenses net of voluntary waivers, if any	2.19% A	2.16%	2.05%	2.02%	2.50% A
Expenses net of all reductions	1.94% A	1.97%	1.99%	1.98%	2.45% A
Net investment income (loss)	(.78)% A	.17%	(.18)%	(.74)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,719	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	1.08	(1.05)	(4.02)	2.73	3.54
Total from investment operations	1.04	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	(.01)	(.01)	-	-	-
Net asset value, end of period	$ 11.97	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total ReturnB,C,D	9.52%	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.08% A	2.06%	1.96%	1.95%	3.12% A
Expenses net of voluntary waivers, if any	2.08% A	2.06%	1.96%	1.95%	2.50% A
Expenses net of all reductions	1.83% A	1.87%	1.90%	1.91%	2.45% A
Net investment income (loss)	(.67)% A	.27%	(.09)%	(.67)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,061	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	1.10	(1.07)	(4.10)	2.79	3.55
Total from investment operations	1.12	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	(.13)	(.19)	-	-	-
Net asset value, end of period	$ 12.23	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total ReturnB,C	10.12%	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	.92%	.95%	.96%	2.27% A
Expenses net of voluntary waivers, if any	1.03% A	.92%	.95%	.96%	1.50% A
Expenses net of all reductions	.77% A	.73%	.89%	.92%	1.45% A
Net investment income (loss)	.38% A	1.42%	.93%	.32%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,400	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 46,954,574	|
Unrealized depreciation	(6,903,884)
Net unrealized appreciation (depreciation)	$ 40,050,690
Cost for federal income tax purposes	$ 331,576,060

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.09%	.25%	$ 47,733	$ 138	$12,494
Class T	.34%	.25%	518,224	840	77,794
Class B	.75%	.25%	335,636	251,905	-
Class C	.75%	.25%	230,652	14,752	-
			$ 1,132,245	$ 267,635	$ 90,288

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,101
Class T	17,749
Class B*	114,972
Class C*	1,339
$ 143,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 63,273	.45*
Class T	379,546	.43*
Class B	173,120	.52*
Class C	92,887	.40*
Institutional Class	5,050	.35*
	$ 713,876

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $108,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 316,502	$ 428
Class A	12,494	-	-
Class T	77,794	-	-
	$ 90,288	$ 316,502	$ 428

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 156,255	$ 217,842
Class T	1,103,137	1,286,193
Class C	44,183	49,781
Institutional Class	33,342	70,387
Total	$ 1,336,917	$ 1,624,203

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,660,607	1,465,374	$ 17,414,029	$ 16,485,298
Reinvestment of distributions	14,040	17,381	150,230	211,183
Shares redeemed	(747,708)	(1,527,711)	(8,126,724)	(16,090,483)
Net increase (decrease)	926,939	(44,956)	$ 9,437,535	$ 605,998
Class T
Shares sold	4,237,415	4,763,792	$ 45,427,827	$ 53,798,911
Reinvestment of distributions	101,514	103,559	1,079,094	1,250,989
Shares redeemed	(2,775,038)	(5,536,697)	(29,752,093)	(62,641,199)
Net increase (decrease)	1,563,891	(669,346)	$ 16,754,828	$ (7,591,299)
Class B
Shares sold	455,203	1,008,085	$ 4,847,870	$ 11,630,076
Shares redeemed	(765,770)	(2,077,291)	(8,087,479)	(22,689,180)
Net increase (decrease)	(310,567)	(1,069,206)	$ (3,239,609)	$ (11,059,104)
Class C
Shares sold	400,025	1,038,037	$ 4,304,980	$ 11,857,372
Reinvestment of distributions	3,854	3,817	40,736	45,765
Shares redeemed	(556,366)	(1,642,220)	(5,892,143)	(18,019,152)
Net increase (decrease)	(152,487)	(600,366)	$ (1,546,427)	$ (6,116,015)
Institutional Class
Shares sold	59,336	180,525	$ 649,942	$ 2,022,243
Reinvestment of distributions	1,917	997	20,586	12,148
Shares redeemed	(28,890)	(309,089)	(312,554)	(3,250,532)
Net increase (decrease)	32,363	(127,567)	$ 357,974	$ (1,216,141)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.5	0.0
AOL Time Warner, Inc.	4.8	0.0
EchoStar Communications Corp. Class A	4.3	2.9
Pride International, Inc.	3.0	0.0
ENSCO International, Inc.	2.9	1.3
Rowan Companies, Inc.	2.6	1.1
BJ Services Co.	2.4	1.5
Altria Group, Inc.	2.0	2.5
Lockheed Martin Corp.	2.0	0.0
Tenet Healthcare Corp.	1.9	0.0
	31.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	22.7	8.1
Consumer Discretionary	20.1	23.2
Health Care	19.2	1.9
Information Technology	8.8	14.1
Financials	8.5	19.5
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 95.1%		Stocks 96.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	2.7%	** Foreign investments	5.3%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.1%
Automobiles - 0.4%
General Motors Corp.	38,100	$ 1,346,073
Hotels, Restaurants & Leisure - 0.6%
California Pizza Kitchen, Inc. (a)	7,700	156,618
Hilton Hotels Corp.	125,000	1,732,500
Six Flags, Inc. (a)	61,300	461,589
		2,350,707
Household Durables - 0.2%
Beazer Homes USA, Inc. (a)	9,660	819,168
Internet & Catalog Retail - 1.0%
eBay, Inc. (a)	12,000	1,220,520
USA Interactive (a)	65,000	2,499,250
		3,719,770
Leisure Equipment & Products - 0.5%
Mattel, Inc.	85,000	1,828,350
Media - 14.9%
AOL Time Warner, Inc. (a)	1,176,100	17,900,242
Cablevision Systems Corp. - NY Group Class A (a)	65,600	1,270,016
Comcast Corp.:
Class A (a)	96,700	2,911,637
Class A (special) (a)	68,100	1,962,642
Dow Jones & Co., Inc.	17,200	783,460
EchoStar Communications Corp. Class A (a)	468,500	15,732,230
Fox Entertainment Group, Inc. Class A (a)	219,000	6,156,090
Liberty Media Corp. Class A (a)	70,000	819,000
Omnicom Group, Inc.	30,700	2,143,167
Pixar (a)	15,600	880,620
Univision Communications, Inc. Class A (a)	23,200	692,520
Viacom, Inc. Class B (non-vtg.) (a)	39,100	1,779,832
Walt Disney Co.	100,000	1,965,000
		54,996,456
Specialty Retail - 2.5%
Office Depot, Inc. (a)	71,700	960,780
PETsMART, Inc. (a)	160,100	2,768,129
Weight Watchers International, Inc. (a)	91,100	3,879,038
Williams-Sonoma, Inc. (a)	58,100	1,651,783
		9,259,730
TOTAL CONSUMER DISCRETIONARY		74,320,254
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
The Coca-Cola Co.	21,300	$ 970,641
Food & Staples Retailing - 1.0%
Sysco Corp.	55,000	1,701,700
Wal-Mart Stores, Inc.	41,900	2,204,359
		3,906,059
Tobacco - 2.0%
Altria Group, Inc.	181,700	7,504,210
TOTAL CONSUMER STAPLES		12,380,910
ENERGY - 22.7%
Energy Equipment & Services - 18.8%
Baker Hughes, Inc.	27,900	922,095
BJ Services Co. (a)	220,000	8,956,200
Cal Dive International, Inc. (a)	28,400	631,332
Cooper Cameron Corp. (a)	35,000	1,910,650
ENSCO International, Inc.	355,000	10,650,000
GlobalSantaFe Corp.	195,000	4,851,600
Grant Prideco, Inc. (a)	80,900	1,128,555
Grey Wolf, Inc. (a)	319,100	1,429,568
Maverick Tube Corp. (a)	85,000	1,701,700
Nabors Industries Ltd. (a)	94,100	4,242,028
National-Oilwell, Inc. (a)	59,500	1,447,040
Pride International, Inc. (a)	585,100	11,134,453
Rowan Companies, Inc.	396,809	9,499,607
Schlumberger Ltd. (NY Shares)	31,200	1,516,944
Smith International, Inc. (a)	101,200	4,138,068
Transocean, Inc.	44,100	1,030,617
Varco International, Inc. (a)	35,000	757,750
Weatherford International Ltd. (a)	80,501	3,650,720
		69,598,927
Oil & Gas - 3.9%
Apache Corp.	59,500	3,922,240
Burlington Resources, Inc.	30,000	1,598,700
Chesapeake Energy Corp.	125,000	1,276,250
ConocoPhillips	25,000	1,349,250
Devon Energy Corp.	15,000	780,000
EOG Resources, Inc.	20,000	862,000
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	80,000	$ 2,699,200
Valero Energy Corp.	50,000	1,875,000
		14,362,640
TOTAL ENERGY		83,961,567
FINANCIALS - 8.5%
Capital Markets - 3.1%
Bear Stearns Companies, Inc.	26,800	2,070,836
Charles Schwab Corp.	203,200	1,971,040
J.P. Morgan Chase & Co.	45,000	1,478,700
Merrill Lynch & Co., Inc.	68,700	2,974,710
Morgan Stanley	67,200	3,074,400
		11,569,686
Commercial Banks - 3.0%
Bank of America Corp.	27,000	2,003,400
Bank One Corp.	65,000	2,428,400
Fifth Third Bancorp	118,800	6,831,000
		11,262,800
Consumer Finance - 0.7%
American Express Co.	59,600	2,482,936
Diversified Financial Services - 0.6%
Citigroup, Inc.	51,600	2,116,632
Insurance - 1.1%
ACE Ltd.	63,600	2,321,400
American International Group, Inc.	32,100	1,857,948
		4,179,348
TOTAL FINANCIALS		31,611,402
HEALTH CARE - 19.2%
Biotechnology - 1.4%
Amgen, Inc. (a)	35,200	2,277,792
Gilead Sciences, Inc. (a)	10,000	527,600
IDEC Pharmaceuticals Corp. (a)	20,000	763,400
MedImmune, Inc. (a)	40,000	1,418,000
		4,986,792
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	20,000	1,042,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	85,500	$ 2,592,360
St. Jude Medical, Inc. (a)	95,300	5,346,330
		8,980,690
Health Care Providers & Services - 11.2%
Aetna, Inc.	33,100	1,900,602
HCA, Inc.	131,200	4,329,600
Tenet Healthcare Corp. (a)	417,100	6,961,399
UnitedHealth Group, Inc.	214,900	20,617,506
Universal Health Services, Inc. Class B (a)	39,500	1,793,695
WebMD Corp. (a)	329,600	3,276,224
WellPoint Health Networks, Inc. (a)	32,000	2,730,880
		41,609,906
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	75,000	1,920,000
Forest Laboratories, Inc. (a)	40,000	2,020,000
Johnson & Johnson	95,900	5,212,165
Merck & Co., Inc.	47,660	2,648,943
Pfizer, Inc.	40,000	1,240,800
Wyeth	58,800	2,578,380
		15,620,288
TOTAL HEALTH CARE		71,197,676
INDUSTRIALS - 7.2%
Aerospace & Defense - 3.0%
Boeing Co.	41,700	1,278,939
Lockheed Martin Corp.	157,000	7,287,940
Northrop Grumman Corp.	26,000	2,286,700
		10,853,579
Airlines - 0.8%
Delta Air Lines, Inc.	170,000	2,271,200
Northwest Airlines Corp. (a)	88,000	785,840
		3,057,040
Commercial Services & Supplies - 1.9%
Aramark Corp. Class B (a)	155,800	3,270,242
Cendant Corp. (a)	100,000	1,680,000
Cintas Corp.	55,000	2,036,100
		6,986,342
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
General Electric Co.	40,000	$ 1,148,000
Tyco International Ltd.	66,300	1,173,510
		2,321,510
Machinery - 0.2%
Danaher Corp.	10,000	669,200
Road & Rail - 0.7%
CSX Corp.	43,900	1,437,725
Norfolk Southern Corp.	29,600	648,832
Union Pacific Corp.	10,000	609,900
		2,696,457
TOTAL INDUSTRIALS		26,584,128
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.2%
CIENA Corp. (a)	163,300	938,975
Motorola, Inc.	396,000	3,373,920
		4,312,895
Computers & Peripherals - 0.5%
Sun Microsystems, Inc. (a)	399,000	1,727,670
Electronic Equipment & Instruments - 0.3%
Symbol Technologies, Inc.	75,000	1,005,000
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	130,093	1,948,793
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	38,400	1,779,456
First Data Corp.	70,000	2,899,400
Paychex, Inc.	35,000	1,068,200
		5,747,056
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	127,000	924,560
ASML Holding NV (NY Shares) (a)	112,600	1,131,630
Broadcom Corp. Class A (a)	45,700	1,118,736
Intel Corp.	71,800	1,496,312
Skyworks Solutions, Inc. (a)	231,500	1,722,360
Vitesse Semiconductor Corp. (a)	219,000	1,099,380
		7,492,978
Software - 2.7%
Electronic Arts, Inc. (a)	17,000	1,165,520
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	168,100	$ 4,136,941
Oracle Corp. (a)	111,200	1,446,712
Reynolds & Reynolds Co. Class A	110,700	3,276,720
		10,025,893
TOTAL INFORMATION TECHNOLOGY		32,260,285
MATERIALS - 3.6%
Chemicals - 1.4%
Dow Chemical Co.	54,800	1,742,640
Lyondell Chemical Co.	234,300	3,373,920
		5,116,560
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	25,000	370,500
Metals & Mining - 1.2%
Kinross Gold Corp. (a)	66,300	465,195
Newmont Mining Corp. Holding Co.	60,000	1,779,600
Phelps Dodge Corp. (a)	60,000	2,187,000
		4,431,795
Paper & Forest Products - 0.9%
Bowater, Inc.	57,900	2,269,101
International Paper Co.	30,000	1,100,100
		3,369,201
TOTAL MATERIALS		13,288,056
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
SBC Communications, Inc.	108,400	2,759,864
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. (a)	104,400	811,188
Nextel Communications, Inc. Class A (a)	75,000	1,124,250
Wireless Facilities, Inc. (a)	86,300	867,315
		2,802,753
TOTAL TELECOMMUNICATION SERVICES		5,562,617
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
Reliant Resources, Inc. (a)	150,000	$ 1,005,000
TOTAL COMMON STOCKS (Cost $308,950,347)		352,171,895
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (c)	2,200	2,200
Procket Networks, Inc. Series C (c)	202,511	101,256
		103,456
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		103,456
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 1.3% (b) (Cost $19,351,399)	19,351,399	19,351,399
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $330,339,673)		371,626,750
NET OTHER ASSETS - (0.4)%		(1,351,576)
NET ASSETS - 100%		$ 370,275,174
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $540,406,470 and $529,042,866, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122,498 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,456 or 0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $253,801,000 of which $416,000, $7,343,000, $211,773,000 and $34,269,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $330,339,673) - See accompanying schedule		$ 371,626,750
Receivable for investments sold		926,956
Receivable for fund shares sold		302,470
Dividends receivable		233,606
Interest receivable		26,663
Other receivables		25,940
Total assets		373,142,385

Liabilities
Payable for investments purchased	$ 1,827,817
Payable for fund shares redeemed	659,728
Accrued management fee	172,643
Distribution fees payable	189,471
Other payables and accrued expenses	17,552
Total liabilities		2,867,211

Net Assets		$ 370,275,174
Net Assets consist of:
Paid in capital		$ 559,615,695
Accumulated net investment loss		(1,090,824)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,548,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,298,453
Net Assets		$ 370,275,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,967,305 ÷ 2,876,507 shares)	$ 12.16

Maximum offering price per share (100/94.25 of $12.16)	$ 12.90
Class T: Net Asset Value and redemption price per share ($207,127,709 ÷ 17,163,904 shares)	$ 12.07

Maximum offering price per share (100/96.50 of $12.07)	$ 12.51
Class B: Net Asset Value and offering price per share ($73,718,734 ÷ 6,160,338 shares) A	$ 11.97

Class C: Net Asset Value and offering price per share ($51,061,280 ÷ 4,264,521 shares) A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,400,146 ÷ 278,066 shares)	$ 12.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,748,665
Interest		101,548
Security lending		5,824
Total income		1,856,037

Expenses
Management fee	$ 936,374
Transfer agent fees	713,876
Distribution fees	1,132,245
Accounting and security lending fees	61,127
Non-interested trustees' compensation	629
Custodian fees and expenses	14,439
Registration fees	55,566
Audit	18,591
Legal	1,068
Miscellaneous	892
Total expenses before reductions	2,934,807
Expense reductions	(407,218)	2,527,589
Net investment income (loss)		(671,552)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,559,791
Foreign currency transactions	8,937
Total net realized gain (loss)		25,568,728
Change in net unrealized appreciation (depreciation) on: Investment securities	8,667,827
Assets and liabilities in foreign currencies	8,307
Total change in net unrealized appreciation (depreciation)		8,676,134
Net gain (loss)		34,244,862
Net increase (decrease) in net assets resulting from operations		$ 33,573,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (671,552)	$ 1,779,552
Net realized gain (loss)	25,568,728	(26,794,141)
Change in net unrealized appreciation (depreciation)	8,676,134	(8,163,656)
Net increase (decrease) in net assets resulting from operations	33,573,310	(33,178,245)
Distributions to shareholders from net investment income	(1,336,917)	(1,624,203)
Share transactions - net increase (decrease)	21,764,301	(25,376,561)
Total increase (decrease) in net assets	54,000,694	(60,179,009)

Net Assets
Beginning of period	316,274,480	376,453,489
End of period (including accumulated net investment loss of $1,090,824 and undistributed net investment income of $917,645, respectively)	$ 370,275,174	$ 316,274,480
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.10	.08	- H	(.10)
Net realized and unrealized gain (loss)	1.09	(1.06)	(4.07)	2.77	3.54
Total from investment operations	1.09	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	(.08)	(.11)	-	-	-
Net asset value, end of period	$ 12.16	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total Return B,C,D	9.87%	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.46% A	1.47%	1.32%	1.28%	2.42% A
Expenses net of voluntary waivers, if any	1.46% A	1.47%	1.32%	1.28%	1.75% A
Expenses net of all reductions	1.21% A	1.28%	1.26%	1.24%	1.70% A
Net investment income (loss)	(.05)% A	.86%	.56%	- %	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,967	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	1.09	(1.06)	(4.05)	2.75	3.53
Total from investment operations	1.07	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	(.07)	(.08)	-	-	-
Net asset value, end of period	$ 12.07	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total Return B,C,D	9.75%	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.66%	1.49%	1.46%	2.62% A
Expenses net of voluntary waivers, if any	1.70% A	1.66%	1.49%	1.46%	2.00% A
Expenses net of all reductions	1.44% A	1.46%	1.43%	1.42%	1.95% A
Net investment income (loss)	(.29)% A	.68%	.39%	(.18)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,128	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	1.08	(1.05)	(4.02)	2.74	3.54
Total from investment operations	1.04	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 11.97	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total ReturnB,C,D	9.52%	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A	2.16%	2.05%	2.02%	3.16% A
Expenses net of voluntary waivers, if any	2.19% A	2.16%	2.05%	2.02%	2.50% A
Expenses net of all reductions	1.94% A	1.97%	1.99%	1.98%	2.45% A
Net investment income (loss)	(.78)% A	.17%	(.18)%	(.74)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,719	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	1.08	(1.05)	(4.02)	2.73	3.54
Total from investment operations	1.04	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	(.01)	(.01)	-	-	-
Net asset value, end of period	$ 11.97	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total ReturnB,C,D	9.52%	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.08% A	2.06%	1.96%	1.95%	3.12% A
Expenses net of voluntary waivers, if any	2.08% A	2.06%	1.96%	1.95%	2.50% A
Expenses net of all reductions	1.83% A	1.87%	1.90%	1.91%	2.45% A
Net investment income (loss)	(.67)% A	.27%	(.09)%	(.67)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,061	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	1.10	(1.07)	(4.10)	2.79	3.55
Total from investment operations	1.12	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	(.13)	(.19)	-	-	-
Net asset value, end of period	$ 12.23	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total ReturnB,C	10.12%	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	.92%	.95%	.96%	2.27% A
Expenses net of voluntary waivers, if any	1.03% A	.92%	.95%	.96%	1.50% A
Expenses net of all reductions	.77% A	.73%	.89%	.92%	1.45% A
Net investment income (loss)	.38% A	1.42%	.93%	.32%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,400	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	343% A	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 46,954,574	|
Unrealized depreciation	(6,903,884)
Net unrealized appreciation (depreciation)	$ 40,050,690
Cost for federal income tax purposes	$ 331,576,060

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.09%	.25%	$ 47,733	$ 138	$12,494
Class T	.34%	.25%	518,224	840	77,794
Class B	.75%	.25%	335,636	251,905	-
Class C	.75%	.25%	230,652	14,752	-
			$ 1,132,245	$ 267,635	$ 90,288

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,101
Class T	17,749
Class B*	114,972
Class C*	1,339
$ 143,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 63,273	.45*
Class T	379,546	.43*
Class B	173,120	.52*
Class C	92,887	.40*
Institutional Class	5,050	.35*
	$ 713,876

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $108,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 316,502	$ 428
Class A	12,494	-	-
Class T	77,794	-	-
	$ 90,288	$ 316,502	$ 428

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 156,255	$ 217,842
Class T	1,103,137	1,286,193
Class C	44,183	49,781
Institutional Class	33,342	70,387
Total	$ 1,336,917	$ 1,624,203

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,660,607	1,465,374	$ 17,414,029	$ 16,485,298
Reinvestment of distributions	14,040	17,381	150,230	211,183
Shares redeemed	(747,708)	(1,527,711)	(8,126,724)	(16,090,483)
Net increase (decrease)	926,939	(44,956)	$ 9,437,535	$ 605,998
Class T
Shares sold	4,237,415	4,763,792	$ 45,427,827	$ 53,798,911
Reinvestment of distributions	101,514	103,559	1,079,094	1,250,989
Shares redeemed	(2,775,038)	(5,536,697)	(29,752,093)	(62,641,199)
Net increase (decrease)	1,563,891	(669,346)	$ 16,754,828	$ (7,591,299)
Class B
Shares sold	455,203	1,008,085	$ 4,847,870	$ 11,630,076
Shares redeemed	(765,770)	(2,077,291)	(8,087,479)	(22,689,180)
Net increase (decrease)	(310,567)	(1,069,206)	$ (3,239,609)	$ (11,059,104)
Class C
Shares sold	400,025	1,038,037	$ 4,304,980	$ 11,857,372
Reinvestment of distributions	3,854	3,817	40,736	45,765
Shares redeemed	(556,366)	(1,642,220)	(5,892,143)	(18,019,152)
Net increase (decrease)	(152,487)	(600,366)	$ (1,546,427)	$ (6,116,015)
Institutional Class
Shares sold	59,336	180,525	$ 649,942	$ 2,022,243
Reinvestment of distributions	1,917	997	20,586	12,148
Shares redeemed	(28,890)	(309,089)	(312,554)	(3,250,532)
Net increase (decrease)	32,363	(127,567)	$ 357,974	$ (1,216,141)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	5.4	4.7
Mettler-Toledo International, Inc.	4.4	4.7
Waste Connections, Inc.	4.2	4.9
Lennar Corp. Class A	4.0	3.8
Polycom, Inc.	3.7	1.9
Florida Rock Industries, Inc.	3.5	3.7
MPS Group, Inc.	3.4	2.3
American Tower Corp. Class A	2.1	1.0
Benchmark Electronics, Inc.	1.7	2.0
Brocade Communications Systems, Inc.	1.6	0.0
	34.0
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	23.2
Consumer Discretionary	19.7	23.9
Consumer Staples	10.9	12.1
Industrials	10.7	13.1
Health Care	7.2	5.6
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 96.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	3.6%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.7%
Distributors - 1.3%
Handleman Co. (a)	939,400	$ 17,135
Hotels, Restaurants & Leisure - 0.4%
Bally Total Fitness Holding Corp. (a)	22,800	182
Benihana, Inc. Class A	92,000	1,154
Choice Hotels International, Inc. (a)	5,800	144
Monarch Casino & Resort, Inc. (a)	180,000	1,534
Starbucks Coffee Japan Ltd. (a)	26,521	2,459
		5,473
Household Durables - 6.5%
A.T. Cross Co. Class A (a)	321,300	1,847
Beazer Homes USA, Inc. (a)	45,000	3,816
Clayton Homes, Inc.	500,000	6,245
D.R. Horton, Inc.	512,970	13,486
Helen of Troy Ltd. (a)	109,000	1,643
Lennar Corp.:
Class A	787,100	52,775
Class B	78,710	5,128
		84,940
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	922,373	7,702
Leisure Equipment & Products - 1.8%
Brunswick Corp.	750,600	16,476
MarineMax, Inc. (a)	606,100	6,867
		23,343
Media - 3.8%
Capital Radio PLC	337,435	2,691
Cumulus Media, Inc. Class A (a)	300,000	5,427
Hispanic Broadcasting Corp. (a)	100,000	2,509
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	701,500	8,011
Radio One, Inc.:
Class A (a)	541,000	9,067
Class D (non-vtg.) (a)	982,000	16,399
Scholastic Corp. (a)	100,000	3,116
Scottish Radio Holdings PLC	5,610	70
UnitedGlobalCom, Inc. Class A (a)	484,200	2,232
		49,522
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	10,410
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.9%
Aaron Rents, Inc.	184,100	$ 4,417
Barbeques Galore Ltd. sponsored ADR	50,000	143
PETsMART, Inc. (a)	100,000	1,729
SAZABY, Inc.	450,000	7,163
Sharper Image Corp. (a)	526,400	11,923
Steiner Leisure Ltd. (a)	200,000	3,130
Urban Outfitters, Inc. (a)	100,000	3,332
Yamada Denki Co. Ltd.	300,000	5,944
		37,781
Textiles Apparel & Luxury Goods - 1.6%
Liz Claiborne, Inc.	620,000	21,012
TOTAL CONSUMER DISCRETIONARY		257,318
CONSUMER STAPLES - 10.9%
Beverages - 1.2%
Golden State Vintners, Inc. Class B (a)(c)	378,500	939
Robert Mondavi Corp. Class A (a)(c)	599,900	15,379
		16,318
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc. (a)	350,000	19,093
Food Products - 8.2%
American Italian Pasta Co. Class A (a)(c)	1,601,400	70,165
Dean Foods Co. (a)	452,000	20,679
Fresh Del Monte Produce, Inc.	700,000	14,546
Sanderson Farms, Inc.	73,513	1,765
		107,155
TOTAL CONSUMER STAPLES		142,566
ENERGY - 6.7%
Energy Equipment & Services - 5.2%
BJ Services Co. (a)	260,000	10,585
Carbo Ceramics, Inc.	350,000	13,580
Global Industries Ltd. (a)	2,300,000	12,880
Maverick Tube Corp. (a)	800,000	16,016
Rowan Companies, Inc.	230,000	5,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	120,000	$ 4,907
TETRA Technologies, Inc. (a)	150,000	4,428
		67,902
Oil & Gas - 1.5%
Knightsbridge Tankers Ltd.	6,100	81
Premcor, Inc.	100,000	2,175
Teekay Shipping Corp.	368,090	15,478
Tsakos Energy Navigation Ltd.	196,000	2,587
		20,321
TOTAL ENERGY		88,223
FINANCIALS - 6.5%
Capital Markets - 0.3%
E*TRADE Group, Inc. (a)	20,000	153
Investors Financial Services Corp.	2,400	56
Waddell & Reed Financial, Inc. Class A	150,000	3,398
		3,607
Commercial Banks - 2.3%
First Community Bancorp, California	4,100	124
Silicon Valley Bancshares (a)	641,440	16,171
Southwest Bancorp of Texas, Inc. (a)	50,000	1,647
Texas Regional Bancshares, Inc. Class A	330,000	12,078
		30,020
Consumer Finance - 1.0%
AmeriCredit Corp. (a)	1,250,000	11,750
iDine Rewards Network, Inc.	200,000	2,148
		13,898
Insurance - 0.8%
Commerce Group, Inc., Massachusetts	50,000	1,870
Markel Corp. (a)	20,000	5,045
Navigators Group, Inc. (a)	100,000	2,516
UICI (a)	50,000	717
		10,148
Real Estate - 1.6%
CBL & Associates Properties, Inc.	58,397	2,532
CenterPoint Properties Trust (SBI)	11,820	703
Gables Residential Trust (SBI)	200,000	5,898
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Home Properties of New York, Inc.	2,841	$ 102
LNR Property Corp.	252,600	9,690
Reckson Associates Realty Corp.	100,000	2,025
		20,950
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	500,000	6,635
TOTAL FINANCIALS		85,258
HEALTH CARE - 7.2%
Biotechnology - 0.7%
Charles River Laboratories International, Inc. (a)	100,000	3,177
Medarex, Inc. (a)	800,000	5,216
Trimeris, Inc. (a)	9,600	474
		8,867
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)	300,000	4,782
Cooper Companies, Inc.	200,000	6,904
Edwards Lifesciences Corp. (a)	100,000	3,032
Hologic, Inc. (a)	100,000	1,250
ICU Medical, Inc. (a)	31,700	980
Medical Action Industries, Inc. (a)	400,000	5,376
Mentor Corp.	651,800	13,831
Microtek Medical Holdings, Inc. (a)	38,500	89
Millipore Corp. (a)	451,070	18,359
Wilson Greatbatch Technologies, Inc. (a)	557,200	20,505
Wright Medical Group, Inc. (a)	200,000	4,076
		79,184
Health Care Providers & Services - 0.4%
Advisory Board Co. (a)	500	19
AMN Healthcare Services, Inc. (a)	100,000	1,140
Caremark Rx, Inc. (a)	21,900	495
Community Health Systems, Inc. (a)	200,000	4,166
		5,820
TOTAL HEALTH CARE		93,871
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	1,000,000	$ 2,420
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	2,544
Airlines - 0.4%
JetBlue Airways Corp. (a)	150,000	5,070
Commercial Services & Supplies - 5.5%
Central Parking Corp.	22,700	258
FTI Consulting, Inc. (a)	200,000	7,342
Korn/Ferry International (a)	828,700	6,646
Labor Ready, Inc. (a)	300,000	1,950
Waste Connections, Inc. (a)(c)	1,627,300	55,426
		71,622
Construction & Engineering - 0.4%
Granite Construction, Inc.	318,600	5,888
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	450,000	1,089
Energy Conversion Devices, Inc. (a)	200,000	2,140
Lamson & Sessions Co. (a)	100,000	450
		3,679
Machinery - 3.4%
Actuant Corp. Class A (a)	300,000	12,978
Albany International Corp. Class A	100,000	2,662
Astec Industries, Inc. (a)	659,100	5,312
Oshkosh Truck Co.	200,000	11,086
Quixote Corp.	13,000	299
Terex Corp. (a)	720,000	12,780
		45,117
Trading Companies & Distributors - 0.3%
Fastenal Co.	100,000	3,343
TOTAL INDUSTRIALS		139,683
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 7.1%
Brocade Communications Systems, Inc. (a)	3,500,000	21,245
Cable Design Technologies Corp. (a)	1,552,500	11,721
Lucent Technologies, Inc. (a)	13,381	30
Polycom, Inc. (a)	3,800,060	48,337
SafeNet, Inc. (a)	100,000	2,782
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	500,000	$ 5,650
Terayon Communication Systems, Inc. (a)	1,234,800	3,655
		93,420
Computers & Peripherals - 0.6%
Drexler Technology Corp. (a)	50,000	975
M-Systems Flash Disk Pioneers Ltd. (a)	70,700	792
Neoware Systems, Inc. (a)	500,000	5,775
		7,542
Electronic Equipment & Instruments - 8.5%
Amphenol Corp. Class A (a)	100,000	4,725
Benchmark Electronics, Inc. (a)	800,000	22,752
Manufacturers Services Ltd. (a)	400,000	1,768
Mettler-Toledo International, Inc. (a)	1,600,000	57,328
Photon Dynamics, Inc. (a)	145,000	3,595
RadiSys Corp. (a)	650,310	6,926
Vishay Intertechnology, Inc. (a)	970,881	14,020
		111,114
Internet Software & Services - 1.5%
Chordiant Software, Inc. (a)	1,000,000	1,380
CNET Networks, Inc. (a)	1,000,000	5,350
Digitas, Inc. (a)	173,538	762
Homestore, Inc. (a)	150,000	216
Overture Services, Inc. (a)	650,000	11,595
Vignette Corp. (a)	15,400	37
		19,340
IT Services - 5.1%
BearingPoint, Inc. (a)	900,000	8,541
CACI International, Inc. Class A (a)	200,000	6,610
Lionbridge Technologies, Inc. (a)	100,000	396
MPS Group, Inc. (a)(c)	6,180,000	44,311
Pegasus Solutions, Inc. (a)	480,490	6,818
Syntel, Inc. (a)	5,100	77
		66,753
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	9
ASE Test Ltd. (a)	200,000	684
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	100,000	$ 3,330
Intersil Corp. Class A (a)	127,390	3,113
Jenoptik AG	56,650	693
Lam Research Corp. (a)	500,000	8,930
LTX Corp. (a)	300,000	2,943
Monolithic System Technology, Inc. (a)	27,500	227
Mykrolis Corp. (a)	339,130	3,171
PDF Solutions, Inc. (a)	13,400	147
Photronics, Inc. (a)	100,000	1,684
Skyworks Solutions, Inc. (a)	2,686,700	19,989
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	2,789
		47,709
Software - 1.8%
Actuate Corp. (a)	100,000	180
Barra, Inc. (a)	50,000	1,637
Manhattan Associates, Inc. (a)	700,000	18,802
Pumatech, Inc. (d)	55,200	204
Vastera, Inc. (a)	638,700	3,098
		23,921
TOTAL INFORMATION TECHNOLOGY		369,799
MATERIALS - 4.6%
Chemicals - 0.2%
Olin Corp.	100,000	1,766
OMNOVA Solutions, Inc. (a)	100,000	438
		2,204
Construction Materials - 3.7%
Florida Rock Industries, Inc.	1,086,465	46,207
Martin Marietta Materials, Inc.	79,400	2,716
		48,923
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	114
Metals & Mining - 0.6%
Arch Coal, Inc.	100,000	2,261
Cleveland-Cliffs, Inc. (a)	200,000	3,020
Oregon Steel Mills, Inc. (a)	200,000	578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	93,590	$ 1,026
Stillwater Mining Co. (a)	200,000	856
		7,741
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	982
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	822
		1,804
TOTAL MATERIALS		60,786
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	3,000,000	26,880
At Road, Inc. (a)	11,500	101
		26,981
TOTAL COMMON STOCKS (Cost $1,164,917)		1,264,485
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 1.3% (b) (Cost $72,172)	72,171,678	72,172
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,237,213)		1,336,664
NET OTHER ASSETS - (2.2)%		(29,314)
NET ASSETS - 100%		$ 1,307,350
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $262,481,000 and $277,404,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000 or 0.0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $168,407,000 of which $2,487,000, $151,477,000 and $14,443,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,625) (cost $1,237,213) - See accompanying schedule		$ 1,336,664
Receivable for investments sold		6,492
Receivable for fund shares sold		2,712
Dividends receivable		305
Interest receivable		79
Other receivables		16
Total assets		1,346,268

Liabilities
Payable for investments purchased	$ 8,586
Payable for fund shares redeemed	2,096
Accrued management fee	754
Distribution fees payable	627
Other payables and accrued expenses	111
Collateral on securities loaned, at value	26,744
Total liabilities		38,918

Net Assets		$ 1,307,350
Net Assets consist of:
Paid in capital		$ 1,394,225
Accumulated net investment loss		(7,882)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,450)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,457
Net Assets		$ 1,307,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($139,998 ÷ 8,560 shares)	$ 16.35

Maximum offering price per share (100/94.25 of $16.35)	$ 17.35
Class T: Net Asset Value and redemption price per share ($654,799 ÷ 40,503 shares)	$ 16.17

Maximum offering price per share (100/96.50 of $16.17)	$ 16.76
Class B: Net Asset Value and offering price per share ($243,895 ÷ 15,439 shares) A	$ 15.80

Class C: Net Asset Value and offering price per share ($191,621 ÷ 12,075 shares) A	$ 15.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,037 ÷ 4,641 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,248
Interest		163
Security lending		355
Total income		1,766

Expenses
Management fee	$ 4,195
Transfer agent fees	2,159
Distribution fees	3,605
Accounting and security lending fees	177
Non-interested trustees' compensation	2
Custodian fees and expenses	31
Registration fees	47
Audit	20
Legal	4
Miscellaneous	13
Total expenses before reductions	10,253
Expense reductions	(502)	9,751
Net investment income (loss)		(7,985)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(4,831) on sales of investments in affiliated issuers)	(9,972)
Foreign currency transactions	7
Total net realized gain (loss)		(9,965)
Change in net unrealized appreciation (depreciation) on: Investment securities	77,769
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		77,773
Net gain (loss)		67,808
Net increase (decrease) in net assets resulting from operations		$ 59,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,985)	$ (15,308)
Net realized gain (loss)	(9,965)	7,823
Change in net unrealized appreciation (depreciation)	77,773	(113,898)
Net increase (decrease) in net assets resulting from operations	59,823	(121,383)
Share transactions - net increase (decrease)	11,920	105,964
Total increase (decrease) in net assets	71,743	(15,419)

Net Assets
Beginning of period	1,235,607	1,251,026
End of period (including accumulated net investment loss of $7,882 and undistributed net investment income of $103, respectively)	$ 1,307,350	$ 1,235,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	.87	(1.14)	(.56)	(1.69)	7.63	2.36
Total from investment operations	.79	(1.27)	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 16.35	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	5.08%	(7.55)%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.44% A	1.41%	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.44% A	1.41%	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.36% A	1.38%	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(1.05)% A	(.81)%	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 117	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.17)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	.86	(1.13)	(.55)	(1.69)	7.61	2.36
Total from investment operations	.77	(1.30)	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 16.17	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	5.00%	(7.78)%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.68% A	1.64%	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.68% A	1.64%	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.59% A	1.61%	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.28)% A	(1.04)%	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 612	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.25)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.84	(1.11)	(.54)	(1.66)	7.58	2.34
Total from investment operations	.71	(1.36)	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.80	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	4.71%	(8.27)%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.23% A	2.18%	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.23% A	2.18%	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.14% A	2.15%	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.83)% A	(1.58)%	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 246	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.84	(1.11)	(.54)	(1.66)	7.60	2.37
Total from investment operations	.72	(1.36)	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.87	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	4.75%	(8.24)%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.16% A	2.13%	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.16% A	2.13%	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.07% A	2.10%	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.76)% A	(1.53)%	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 192	$ 190	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	.88	(1.14)	(.57)	(1.70)	7.63	2.35
Total from investment operations	.84	(1.21)	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 16.60	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	5.33%	(7.13)%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.99% A	1.00%	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	.99% A	1.00%	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.91% A	.97%	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.60)% A	(.40)%	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 70	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. F Investment income per share reflects a special dividend which amounted to $.01 per share. G For the period September 9, 1998 (commencement of operations) to November 30, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 269,503	|
Unrealized depreciation	(170,058)
Net unrealized appreciation (depreciation)	$ 99,445
Cost for federal income tax purposes	$ 1,237,219

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 156	$ 1	$ 14
Class T	.27%	.25%	1,501	8	69
Class B	.75%	.25%	1,097	823	-
Class C	.75%	.25%	851	111	-
			$ 3,605	$ 943	$ 83

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47
Class T	36
Class B*	366
Class C*	13
$ 462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 220	.38*
Class T	1,064	.37*
Class B	484	.44*
Class C	321	.38*
Institutional Class	70	.21*
	$ 2,159

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $529 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 418	$ 1
Class A	14	-	-
Class T	69	-	-
	$ 83	$ 418	$ 1

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	2,234	3,744	$ 31,970	$ 63,018
Shares redeemed	(1,224)	(2,411)	(17,485)	(39,123)
Net increase (decrease)	1,010	1,333	$ 14,485	$ 23,895
Class T
Shares sold	7,036	14,857	$ 100,847	$ 246,209
Shares redeemed	(6,299)	(11,704)	(89,089)	(186,246)
Net increase (decrease)	737	3,153	$ 11,758	$ 59,963
Class B
Shares sold	1,221	4,042	$ 17,136	$ 67,151
Shares redeemed	(2,053)	(4,220)	(28,302)	(66,019)
Net increase (decrease)	(832)	(178)	$ (11,166)	$ 1,132
Class C
Shares sold	1,349	4,388	$ 19,073	$ 71,806
Shares redeemed	(1,832)	(4,179)	(25,275)	(65,881)
Net increase (decrease)	(483)	209	$ (6,202)	$ 5,925
Institutional Class
Shares sold	755	2,404	$ 11,132	$ 40,587
Shares redeemed	(554)	(1,542)	(8,087)	(25,538)
Net increase (decrease)	201	862	$ 3,045	$ 15,049

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 70,165
Golden State Vintners, Inc. Class B	-	-	-	939
LNR Property Corp.	-	4,059	-	-
MPS Group, Inc.	6,622	-	-	44,311
Robert Mondavi Corp. Class A	-	10,223	-	15,379
Sharper Image Corp.	-	-	-	-
Waste Connections, Inc.	-	-	-	55,426
TOTALS	$ 6,622	$ 14,282	$ -	$ 186,220

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	5.4	4.7
Mettler-Toledo International, Inc.	4.4	4.7
Waste Connections, Inc.	4.2	4.9
Lennar Corp. Class A	4.0	3.8
Polycom, Inc.	3.7	1.9
Florida Rock Industries, Inc.	3.5	3.7
MPS Group, Inc.	3.4	2.3
American Tower Corp. Class A	2.1	1.0
Benchmark Electronics, Inc.	1.7	2.0
Brocade Communications Systems, Inc.	1.6	0.0
	34.0
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	23.2
Consumer Discretionary	19.7	23.9
Consumer Staples	10.9	12.1
Industrials	10.7	13.1
Health Care	7.2	5.6
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 96.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	3.6%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.7%
Distributors - 1.3%
Handleman Co. (a)	939,400	$ 17,135
Hotels, Restaurants & Leisure - 0.4%
Bally Total Fitness Holding Corp. (a)	22,800	182
Benihana, Inc. Class A	92,000	1,154
Choice Hotels International, Inc. (a)	5,800	144
Monarch Casino & Resort, Inc. (a)	180,000	1,534
Starbucks Coffee Japan Ltd. (a)	26,521	2,459
		5,473
Household Durables - 6.5%
A.T. Cross Co. Class A (a)	321,300	1,847
Beazer Homes USA, Inc. (a)	45,000	3,816
Clayton Homes, Inc.	500,000	6,245
D.R. Horton, Inc.	512,970	13,486
Helen of Troy Ltd. (a)	109,000	1,643
Lennar Corp.:
Class A	787,100	52,775
Class B	78,710	5,128
		84,940
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	922,373	7,702
Leisure Equipment & Products - 1.8%
Brunswick Corp.	750,600	16,476
MarineMax, Inc. (a)	606,100	6,867
		23,343
Media - 3.8%
Capital Radio PLC	337,435	2,691
Cumulus Media, Inc. Class A (a)	300,000	5,427
Hispanic Broadcasting Corp. (a)	100,000	2,509
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	701,500	8,011
Radio One, Inc.:
Class A (a)	541,000	9,067
Class D (non-vtg.) (a)	982,000	16,399
Scholastic Corp. (a)	100,000	3,116
Scottish Radio Holdings PLC	5,610	70
UnitedGlobalCom, Inc. Class A (a)	484,200	2,232
		49,522
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	10,410
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.9%
Aaron Rents, Inc.	184,100	$ 4,417
Barbeques Galore Ltd. sponsored ADR	50,000	143
PETsMART, Inc. (a)	100,000	1,729
SAZABY, Inc.	450,000	7,163
Sharper Image Corp. (a)	526,400	11,923
Steiner Leisure Ltd. (a)	200,000	3,130
Urban Outfitters, Inc. (a)	100,000	3,332
Yamada Denki Co. Ltd.	300,000	5,944
		37,781
Textiles Apparel & Luxury Goods - 1.6%
Liz Claiborne, Inc.	620,000	21,012
TOTAL CONSUMER DISCRETIONARY		257,318
CONSUMER STAPLES - 10.9%
Beverages - 1.2%
Golden State Vintners, Inc. Class B (a)(c)	378,500	939
Robert Mondavi Corp. Class A (a)(c)	599,900	15,379
		16,318
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc. (a)	350,000	19,093
Food Products - 8.2%
American Italian Pasta Co. Class A (a)(c)	1,601,400	70,165
Dean Foods Co. (a)	452,000	20,679
Fresh Del Monte Produce, Inc.	700,000	14,546
Sanderson Farms, Inc.	73,513	1,765
		107,155
TOTAL CONSUMER STAPLES		142,566
ENERGY - 6.7%
Energy Equipment & Services - 5.2%
BJ Services Co. (a)	260,000	10,585
Carbo Ceramics, Inc.	350,000	13,580
Global Industries Ltd. (a)	2,300,000	12,880
Maverick Tube Corp. (a)	800,000	16,016
Rowan Companies, Inc.	230,000	5,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	120,000	$ 4,907
TETRA Technologies, Inc. (a)	150,000	4,428
		67,902
Oil & Gas - 1.5%
Knightsbridge Tankers Ltd.	6,100	81
Premcor, Inc.	100,000	2,175
Teekay Shipping Corp.	368,090	15,478
Tsakos Energy Navigation Ltd.	196,000	2,587
		20,321
TOTAL ENERGY		88,223
FINANCIALS - 6.5%
Capital Markets - 0.3%
E*TRADE Group, Inc. (a)	20,000	153
Investors Financial Services Corp.	2,400	56
Waddell & Reed Financial, Inc. Class A	150,000	3,398
		3,607
Commercial Banks - 2.3%
First Community Bancorp, California	4,100	124
Silicon Valley Bancshares (a)	641,440	16,171
Southwest Bancorp of Texas, Inc. (a)	50,000	1,647
Texas Regional Bancshares, Inc. Class A	330,000	12,078
		30,020
Consumer Finance - 1.0%
AmeriCredit Corp. (a)	1,250,000	11,750
iDine Rewards Network, Inc.	200,000	2,148
		13,898
Insurance - 0.8%
Commerce Group, Inc., Massachusetts	50,000	1,870
Markel Corp. (a)	20,000	5,045
Navigators Group, Inc. (a)	100,000	2,516
UICI (a)	50,000	717
		10,148
Real Estate - 1.6%
CBL & Associates Properties, Inc.	58,397	2,532
CenterPoint Properties Trust (SBI)	11,820	703
Gables Residential Trust (SBI)	200,000	5,898
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Home Properties of New York, Inc.	2,841	$ 102
LNR Property Corp.	252,600	9,690
Reckson Associates Realty Corp.	100,000	2,025
		20,950
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	500,000	6,635
TOTAL FINANCIALS		85,258
HEALTH CARE - 7.2%
Biotechnology - 0.7%
Charles River Laboratories International, Inc. (a)	100,000	3,177
Medarex, Inc. (a)	800,000	5,216
Trimeris, Inc. (a)	9,600	474
		8,867
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)	300,000	4,782
Cooper Companies, Inc.	200,000	6,904
Edwards Lifesciences Corp. (a)	100,000	3,032
Hologic, Inc. (a)	100,000	1,250
ICU Medical, Inc. (a)	31,700	980
Medical Action Industries, Inc. (a)	400,000	5,376
Mentor Corp.	651,800	13,831
Microtek Medical Holdings, Inc. (a)	38,500	89
Millipore Corp. (a)	451,070	18,359
Wilson Greatbatch Technologies, Inc. (a)	557,200	20,505
Wright Medical Group, Inc. (a)	200,000	4,076
		79,184
Health Care Providers & Services - 0.4%
Advisory Board Co. (a)	500	19
AMN Healthcare Services, Inc. (a)	100,000	1,140
Caremark Rx, Inc. (a)	21,900	495
Community Health Systems, Inc. (a)	200,000	4,166
		5,820
TOTAL HEALTH CARE		93,871
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	1,000,000	$ 2,420
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	2,544
Airlines - 0.4%
JetBlue Airways Corp. (a)	150,000	5,070
Commercial Services & Supplies - 5.5%
Central Parking Corp.	22,700	258
FTI Consulting, Inc. (a)	200,000	7,342
Korn/Ferry International (a)	828,700	6,646
Labor Ready, Inc. (a)	300,000	1,950
Waste Connections, Inc. (a)(c)	1,627,300	55,426
		71,622
Construction & Engineering - 0.4%
Granite Construction, Inc.	318,600	5,888
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	450,000	1,089
Energy Conversion Devices, Inc. (a)	200,000	2,140
Lamson & Sessions Co. (a)	100,000	450
		3,679
Machinery - 3.4%
Actuant Corp. Class A (a)	300,000	12,978
Albany International Corp. Class A	100,000	2,662
Astec Industries, Inc. (a)	659,100	5,312
Oshkosh Truck Co.	200,000	11,086
Quixote Corp.	13,000	299
Terex Corp. (a)	720,000	12,780
		45,117
Trading Companies & Distributors - 0.3%
Fastenal Co.	100,000	3,343
TOTAL INDUSTRIALS		139,683
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 7.1%
Brocade Communications Systems, Inc. (a)	3,500,000	21,245
Cable Design Technologies Corp. (a)	1,552,500	11,721
Lucent Technologies, Inc. (a)	13,381	30
Polycom, Inc. (a)	3,800,060	48,337
SafeNet, Inc. (a)	100,000	2,782
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	500,000	$ 5,650
Terayon Communication Systems, Inc. (a)	1,234,800	3,655
		93,420
Computers & Peripherals - 0.6%
Drexler Technology Corp. (a)	50,000	975
M-Systems Flash Disk Pioneers Ltd. (a)	70,700	792
Neoware Systems, Inc. (a)	500,000	5,775
		7,542
Electronic Equipment & Instruments - 8.5%
Amphenol Corp. Class A (a)	100,000	4,725
Benchmark Electronics, Inc. (a)	800,000	22,752
Manufacturers Services Ltd. (a)	400,000	1,768
Mettler-Toledo International, Inc. (a)	1,600,000	57,328
Photon Dynamics, Inc. (a)	145,000	3,595
RadiSys Corp. (a)	650,310	6,926
Vishay Intertechnology, Inc. (a)	970,881	14,020
		111,114
Internet Software & Services - 1.5%
Chordiant Software, Inc. (a)	1,000,000	1,380
CNET Networks, Inc. (a)	1,000,000	5,350
Digitas, Inc. (a)	173,538	762
Homestore, Inc. (a)	150,000	216
Overture Services, Inc. (a)	650,000	11,595
Vignette Corp. (a)	15,400	37
		19,340
IT Services - 5.1%
BearingPoint, Inc. (a)	900,000	8,541
CACI International, Inc. Class A (a)	200,000	6,610
Lionbridge Technologies, Inc. (a)	100,000	396
MPS Group, Inc. (a)(c)	6,180,000	44,311
Pegasus Solutions, Inc. (a)	480,490	6,818
Syntel, Inc. (a)	5,100	77
		66,753
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	9
ASE Test Ltd. (a)	200,000	684
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	100,000	$ 3,330
Intersil Corp. Class A (a)	127,390	3,113
Jenoptik AG	56,650	693
Lam Research Corp. (a)	500,000	8,930
LTX Corp. (a)	300,000	2,943
Monolithic System Technology, Inc. (a)	27,500	227
Mykrolis Corp. (a)	339,130	3,171
PDF Solutions, Inc. (a)	13,400	147
Photronics, Inc. (a)	100,000	1,684
Skyworks Solutions, Inc. (a)	2,686,700	19,989
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	2,789
		47,709
Software - 1.8%
Actuate Corp. (a)	100,000	180
Barra, Inc. (a)	50,000	1,637
Manhattan Associates, Inc. (a)	700,000	18,802
Pumatech, Inc. (d)	55,200	204
Vastera, Inc. (a)	638,700	3,098
		23,921
TOTAL INFORMATION TECHNOLOGY		369,799
MATERIALS - 4.6%
Chemicals - 0.2%
Olin Corp.	100,000	1,766
OMNOVA Solutions, Inc. (a)	100,000	438
		2,204
Construction Materials - 3.7%
Florida Rock Industries, Inc.	1,086,465	46,207
Martin Marietta Materials, Inc.	79,400	2,716
		48,923
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	114
Metals & Mining - 0.6%
Arch Coal, Inc.	100,000	2,261
Cleveland-Cliffs, Inc. (a)	200,000	3,020
Oregon Steel Mills, Inc. (a)	200,000	578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	93,590	$ 1,026
Stillwater Mining Co. (a)	200,000	856
		7,741
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	982
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	822
		1,804
TOTAL MATERIALS		60,786
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	3,000,000	26,880
At Road, Inc. (a)	11,500	101
		26,981
TOTAL COMMON STOCKS (Cost $1,164,917)		1,264,485
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 1.3% (b) (Cost $72,172)	72,171,678	72,172
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,237,213)		1,336,664
NET OTHER ASSETS - (2.2)%		(29,314)
NET ASSETS - 100%		$ 1,307,350
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $262,481,000 and $277,404,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000 or 0.0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $168,407,000 of which $2,487,000, $151,477,000 and $14,443,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,625) (cost $1,237,213) - See accompanying schedule		$ 1,336,664
Receivable for investments sold		6,492
Receivable for fund shares sold		2,712
Dividends receivable		305
Interest receivable		79
Other receivables		16
Total assets		1,346,268

Liabilities
Payable for investments purchased	$ 8,586
Payable for fund shares redeemed	2,096
Accrued management fee	754
Distribution fees payable	627
Other payables and accrued expenses	111
Collateral on securities loaned, at value	26,744
Total liabilities		38,918

Net Assets		$ 1,307,350
Net Assets consist of:
Paid in capital		$ 1,394,225
Accumulated net investment loss		(7,882)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,450)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,457
Net Assets		$ 1,307,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($139,998 ÷ 8,560 shares)	$ 16.35

Maximum offering price per share (100/94.25 of $16.35)	$ 17.35
Class T: Net Asset Value and redemption price per share ($654,799 ÷ 40,503 shares)	$ 16.17

Maximum offering price per share (100/96.50 of $16.17)	$ 16.76
Class B: Net Asset Value and offering price per share ($243,895 ÷ 15,439 shares) A	$ 15.80

Class C: Net Asset Value and offering price per share ($191,621 ÷ 12,075 shares) A	$ 15.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,037 ÷ 4,641 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,248
Interest		163
Security lending		355
Total income		1,766

Expenses
Management fee	$ 4,195
Transfer agent fees	2,159
Distribution fees	3,605
Accounting and security lending fees	177
Non-interested trustees' compensation	2
Custodian fees and expenses	31
Registration fees	47
Audit	20
Legal	4
Miscellaneous	13
Total expenses before reductions	10,253
Expense reductions	(502)	9,751
Net investment income (loss)		(7,985)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(4,831) on sales of investments in affiliated issuers)	(9,972)
Foreign currency transactions	7
Total net realized gain (loss)		(9,965)
Change in net unrealized appreciation (depreciation) on: Investment securities	77,769
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		77,773
Net gain (loss)		67,808
Net increase (decrease) in net assets resulting from operations		$ 59,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,985)	$ (15,308)
Net realized gain (loss)	(9,965)	7,823
Change in net unrealized appreciation (depreciation)	77,773	(113,898)
Net increase (decrease) in net assets resulting from operations	59,823	(121,383)
Share transactions - net increase (decrease)	11,920	105,964
Total increase (decrease) in net assets	71,743	(15,419)

Net Assets
Beginning of period	1,235,607	1,251,026
End of period (including accumulated net investment loss of $7,882 and undistributed net investment income of $103, respectively)	$ 1,307,350	$ 1,235,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

7Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	.87	(1.14)	(.56)	(1.69)	7.63	2.36
Total from investment operations	.79	(1.27)	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 16.35	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	5.08%	(7.55)%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.44% A	1.41%	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.44% A	1.41%	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.36% A	1.38%	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(1.05)% A	(.81)%	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 117	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.17)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	.86	(1.13)	(.55)	(1.69)	7.61	2.36
Total from investment operations	.77	(1.30)	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 16.17	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	5.00%	(7.78)%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.68% A	1.64%	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.68% A	1.64%	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.59% A	1.61%	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.28)% A	(1.04)%	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 655	$ 612	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.25)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.84	(1.11)	(.54)	(1.66)	7.58	2.34
Total from investment operations	.71	(1.36)	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.80	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	4.71%	(8.27)%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.23% A	2.18%	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.23% A	2.18%	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.14% A	2.15%	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.83)% A	(1.58)%	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 246	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.84	(1.11)	(.54)	(1.66)	7.60	2.37
Total from investment operations	.72	(1.36)	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.87	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	4.75%	(8.24)%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.16% A	2.13%	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.16% A	2.13%	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.07% A	2.10%	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.76)% A	(1.53)%	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 192	$ 190	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	.88	(1.14)	(.57)	(1.70)	7.63	2.35
Total from investment operations	.84	(1.21)	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 16.60	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	5.33%	(7.13)%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.99% A	1.00%	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	.99% A	1.00%	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.91% A	.97%	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.60)% A	(.40)%	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 70	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	46% A	40%	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. F Investment income per share reflects a special dividend which amounted to $.01 per share. G For the period September 9, 1998 (commencement of operations) to November 30, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 269,503	|
Unrealized depreciation	(170,058)
Net unrealized appreciation (depreciation)	$ 99,445
Cost for federal income tax purposes	$ 1,237,219

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 156	$ 1	$ 14
Class T	.27%	.25%	1,501	8	69
Class B	.75%	.25%	1,097	823	-
Class C	.75%	.25%	851	111	-
			$ 3,605	$ 943	$ 83

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47
Class T	36
Class B*	366
Class C*	13
$ 462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 220	.38*
Class T	1,064	.37*
Class B	484	.44*
Class C	321	.38*
Institutional Class	70	.21*
	$ 2,159

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $529 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 418	$ 1
Class A	14	-	-
Class T	69	-	-
	$ 83	$ 418	$ 1

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	2,234	3,744	$ 31,970	$ 63,018
Shares redeemed	(1,224)	(2,411)	(17,485)	(39,123)
Net increase (decrease)	1,010	1,333	$ 14,485	$ 23,895
Class T
Shares sold	7,036	14,857	$ 100,847	$ 246,209
Shares redeemed	(6,299)	(11,704)	(89,089)	(186,246)
Net increase (decrease)	737	3,153	$ 11,758	$ 59,963
Class B
Shares sold	1,221	4,042	$ 17,136	$ 67,151
Shares redeemed	(2,053)	(4,220)	(28,302)	(66,019)
Net increase (decrease)	(832)	(178)	$ (11,166)	$ 1,132
Class C
Shares sold	1,349	4,388	$ 19,073	$ 71,806
Shares redeemed	(1,832)	(4,179)	(25,275)	(65,881)
Net increase (decrease)	(483)	209	$ (6,202)	$ 5,925
Institutional Class
Shares sold	755	2,404	$ 11,132	$ 40,587
Shares redeemed	(554)	(1,542)	(8,087)	(25,538)
Net increase (decrease)	201	862	$ 3,045	$ 15,049

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 70,165
Golden State Vintners, Inc. Class B	-	-	-	939
LNR Property Corp.	-	4,059	-	-
MPS Group, Inc.	6,622	-	-	44,311
Robert Mondavi Corp. Class A	-	10,223	-	15,379
Sharper Image Corp.	-	-	-	-
Waste Connections, Inc.	-	-	-	55,426
TOTALS	$ 6,622	$ 14,282	$ -	$ 186,220

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.4	3.4
Microsoft Corp.	4.3	3.9
General Electric Co.	3.9	1.3
Johnson & Johnson	3.9	4.1
Merck & Co., Inc.	2.8	4.9
Abbott Laboratories	2.2	1.3
Fannie Mae	2.1	0.0
The Coca-Cola Co.	1.9	1.3
Amgen, Inc.	1.6	0.0
American International Group, Inc.	1.5	0.4
	28.6
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	28.9	23.6
Information Technology	25.1	24.5
Consumer Discretionary	11.1	18.4
Financials	9.8	8.7
Consumer Staples	7.7	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 99.1%		Stocks 96.9%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	4.1%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.5%
Monaco Coach Corp. (a)	7,200	$ 105,840
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. (a)	1,300	45,279
Household Durables - 0.2%
Garmin Ltd. (a)	800	38,600
Media - 5.8%
AOL Time Warner, Inc. (a)	19,400	295,268
Cablevision Systems Corp. - NY Group Class A (a)	3,200	61,952
Clear Channel Communications, Inc. (a)	3,600	146,520
Comcast Corp. Class A (a)	2,900	87,319
EchoStar Communications Corp. Class A (a)	2,300	77,234
Fox Entertainment Group, Inc. Class A (a)	4,000	112,440
General Motors Corp. Class H (a)	3,600	43,920
Scholastic Corp. (a)	3,200	99,712
Viacom, Inc. Class B (non-vtg.) (a)	2,600	118,352
Walt Disney Co.	9,800	192,570
		1,235,287
Multiline Retail - 0.3%
Kohl's Corp. (a)	1,300	68,055
Specialty Retail - 3.8%
Best Buy Co., Inc. (a)	2,400	92,880
Borders Group, Inc. (a)	3,200	52,640
Chico's FAS, Inc. (a)	3,200	68,480
Christopher & Banks Corp. (a)	3,600	104,220
Lowe's Companies, Inc.	6,200	262,012
PETsMART, Inc. (a)	7,500	129,675
Weight Watchers International, Inc. (a)	2,200	93,676
		803,583
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,200	67,188
TOTAL CONSUMER DISCRETIONARY		2,363,832
CONSUMER STAPLES - 7.7%
Beverages - 1.9%
The Coca-Cola Co.	8,600	391,902
Food & Staples Retailing - 2.2%
CVS Corp.	3,600	93,960
Sysco Corp.	3,000	92,820
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	3,600	$ 189,396
Walgreen Co.	3,200	98,528
		474,704
Household Products - 1.8%
Colgate-Palmolive Co.	2,800	166,936
Procter & Gamble Co.	2,400	220,368
		387,304
Personal Products - 1.3%
Gillette Co.	8,430	283,332
Tobacco - 0.5%
Altria Group, Inc.	2,500	103,250
TOTAL CONSUMER STAPLES		1,640,492
ENERGY - 5.6%
Energy Equipment & Services - 5.6%
BJ Services Co. (a)	6,100	248,331
Grant Prideco, Inc. (a)	9,600	133,920
Grey Wolf, Inc. (a)	19,200	86,016
Halliburton Co.	3,200	76,384
Nabors Industries Ltd. (a)	2,400	108,192
Noble Corp. (a)	3,900	139,074
Pride International, Inc. (a)	13,900	264,517
Rowan Companies, Inc.	6,293	150,654
		1,207,088
FINANCIALS - 9.8%
Capital Markets - 1.1%
Bank of New York Co., Inc.	2,300	66,562
Merrill Lynch & Co., Inc.	4,000	173,200
		239,762
Commercial Banks - 1.1%
Fifth Third Bancorp	3,400	195,500
Synovus Financial Corp.	2,000	45,640
		241,140
Consumer Finance - 0.9%
MBNA Corp.	4,800	96,240
SLM Corp.	800	96,000
		192,240
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.8%
Citigroup, Inc.	4,300	$ 176,386
Insurance - 3.0%
ACE Ltd.	3,200	116,800
American International Group, Inc.	5,600	324,128
Nationwide Financial Services, Inc. Class A	2,400	77,424
Travelers Property Casualty Corp. Class A	6,800	111,044
		629,396
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	6,000	444,000
Freddie Mac	2,700	161,487
		605,487
TOTAL FINANCIALS		2,084,411
HEALTH CARE - 28.9%
Biotechnology - 2.8%
Amgen, Inc. (a)	5,300	342,963
Biogen, Inc. (a)	5,000	212,200
MedImmune, Inc. (a)	1,500	53,175
		608,338
Health Care Equipment & Supplies - 4.5%
Advanced Medical Optics, Inc. (a)	2,800	42,140
Alcon, Inc.	2,500	106,250
Baxter International, Inc.	2,600	65,884
Boston Scientific Corp. (a)	3,000	156,300
Edwards Lifesciences Corp. (a)	4,000	121,280
Guidant Corp.	1,400	59,192
Medtronic, Inc.	5,700	277,761
St. Jude Medical, Inc. (a)	2,400	134,640
		963,447
Health Care Providers & Services - 3.9%
Accredo Health, Inc. (a)	1,900	40,394
AmerisourceBergen Corp.	700	43,883
Andrx Corp. (a)	6,400	123,200
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	4,600	$ 265,466
Laboratory Corp. of America Holdings (a)	1,000	32,150
McKesson Corp.	1,200	36,384
Quest Diagnostics, Inc. (a)	600	38,016
UnitedHealth Group, Inc.	2,600	249,444
		828,937
Pharmaceuticals - 17.7%
Abbott Laboratories	10,800	481,140
Barr Laboratories, Inc. (a)	1,800	94,950
Eli Lilly & Co.	3,200	191,264
Endo Pharmaceuticals Holdings, Inc. (a)	5,600	88,312
Forest Laboratories, Inc. (a)	1,500	75,750
Johnson & Johnson	15,400	836,990
Merck & Co., Inc.	10,800	600,264
Pfizer, Inc.	30,100	933,702
Schering-Plough Corp.	8,800	162,360
Wyeth	7,200	315,720
		3,780,452
TOTAL HEALTH CARE		6,181,174
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.5%
United Technologies Corp.	1,600	109,200
Commercial Services & Supplies - 1.2%
Central Parking Corp.	600	6,810
Cintas Corp.	2,200	81,444
Kroll, Inc. (a)	4,700	109,087
Sylvan Learning Systems, Inc. (a)	500	10,430
Waste Management, Inc.	2,400	61,128
		268,899
Industrial Conglomerates - 4.6%
3M Co.	1,100	139,117
General Electric Co.	29,200	838,040
		977,157
Machinery - 0.3%
UNOVA, Inc. (a)	5,600	57,904
TOTAL INDUSTRIALS		1,413,160
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	7,800	$ 126,984
Enterasys Networks, Inc. (a)	38,800	134,636
Motorola, Inc.	6,800	57,936
		319,556
Computers & Peripherals - 1.9%
Dell Computer Corp. (a)	8,800	275,352
Western Digital Corp. (a)	9,800	122,696
		398,048
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	7,800	141,414
Celestica, Inc. (sub. vtg.) (a)	8,100	117,871
Checkpoint Systems, Inc. (a)	4,000	55,000
Ingram Micro, Inc. Class A (a)	4,000	44,080
Solectron Corp. (a)	15,900	63,600
Vishay Intertechnology, Inc. (a)	8,820	127,361
		549,326
Internet Software & Services - 0.3%
Overture Services, Inc. (a)	3,729	66,522
IT Services - 2.4%
Ceridian Corp. (a)	9,100	156,975
First Data Corp.	5,300	219,526
Paychex, Inc.	2,400	73,248
The BISYS Group, Inc. (a)	4,000	72,000
		521,749
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (a)	5,600	75,264
Amkor Technology, Inc. (a)	7,200	80,136
Applied Materials, Inc. (a)	14,000	217,840
ASML Holding NV (NY Shares) (a)	20,100	202,005
Atmel Corp. (a)	18,300	55,449
Cymer, Inc. (a)	2,100	69,930
Infineon Technologies AG sponsored ADR (a)	12,700	113,792
KLA-Tencor Corp. (a)	2,400	110,952
LTX Corp. (a)	21,400	209,934
Micron Technology, Inc. (a)	12,100	136,972
National Semiconductor Corp. (a)	5,900	147,264
Silicon Image, Inc. (a)	27,200	159,664
Siliconix, Inc. (a)	1,600	52,896
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors and Semiconductor Equipment - continued
Teradyne, Inc. (a)	5,000	$ 85,750
Trident Microsystems, Inc. (a)	8,000	46,800
		1,764,648
Software - 8.1%
Adobe Systems, Inc.	2,600	91,754
Autodesk, Inc.	5,800	86,478
BEA Systems, Inc. (a)	8,600	93,224
Cadence Design Systems, Inc. (a)	5,200	72,280
Intuit, Inc. (a)	1,700	78,353
Manhattan Associates, Inc. (a)	2,900	77,894
Microsoft Corp.	37,600	925,336
Network Associates, Inc. (a)	14,300	173,602
Parametric Technology Corp. (a)	17,500	56,875
Quest Software, Inc. (a)	7,400	82,658
		1,738,454
TOTAL INFORMATION TECHNOLOGY		5,358,303
MATERIALS - 3.9%
Chemicals - 2.1%
Dow Chemical Co.	6,800	216,240
Ferro Corp.	4,600	113,068
Olin Corp.	6,400	113,024
		442,332
Containers & Packaging - 0.7%
Pactiv Corp. (a)	8,400	164,220
Metals & Mining - 0.3%
Alcan, Inc.	2,000	60,517
Paper & Forest Products - 0.8%
Bowater, Inc.	4,400	172,436
TOTAL MATERIALS		839,505
UTILITIES - 0.4%
Multi-Utilities & Unregulated Power - 0.4%
Sierra Pacific Resources (a)	16,000	86,400
TOTAL COMMON STOCKS (Cost $20,076,063)		21,174,365
Money Market Funds - 3.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.3% (b)	523,263	$ 523,263
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	194,000	194,000
TOTAL MONEY MARKET FUNDS (Cost $717,263)		717,263
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $20,793,326)		21,891,628
NET OTHER ASSETS - (2.5)%		(537,570)
NET ASSETS - 100%		$ 21,354,058
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,542,325 and $23,441,422, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,831 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,426,000 of which $5,718,000 and $5,708,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,929,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $180,760) (cost $20,793,326) - See accompanying schedule		$ 21,891,628
Receivable for investments sold		212,765
Receivable for fund shares sold		14,849
Dividends receivable		16,283
Interest receivable		958
Receivable from investment adviser for expense reductions		19,180
Other receivables		172
Total assets		22,155,835

Liabilities
Payable for investments purchased	$ 521,649
Payable for fund shares redeemed	31,907
Accrued management fee	10,056
Distribution fees payable	11,303
Other payables and accrued expenses	32,862
Collateral on securities loaned, at value	194,000
Total liabilities		801,777

Net Assets		$ 21,354,058
Net Assets consist of:
Paid in capital		$ 35,956,436
Accumulated net investment loss		(37,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,663,401)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,098,299
Net Assets		$ 21,354,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,650,537 ÷ 493,284 shares)	$ 7.40

Maximum offering price per share (100/94.25 of $7.40)	$ 7.85
Class T: Net Asset Value and redemption price per share ($8,889,522 ÷ 1,216,333 shares)	$ 7.31

Maximum offering price per share (100/96.50 of $7.31)	$ 7.58
Class B: Net Asset Value and offering price per share ($6,722,580 ÷ 939,057 shares) A	$ 7.16

Class C: Net Asset Value and offering price per share ($1,961,256 ÷ 275,177 shares) A	$ 7.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,163 ÷ 17,476 shares)	$ 7.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 114,808
Interest		5,366
Security lending		83
Total income		120,257

Expenses
Management fee	$ 57,168
Transfer agent fees	71,085
Distribution fees	66,851
Accounting and security lending fees	31,407
Non-interested trustees' compensation	40
Custodian fees and expenses	3,913
Registration fees	33,261
Audit	8,398
Legal	92
Miscellaneous	167
Total expenses before reductions	272,382
Expense reductions	(114,849)	157,533
Net investment income (loss)		(37,276)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,052,367)
Foreign currency transactions	(23)
Total net realized gain (loss)		(2,052,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,389,136
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		2,389,133
Net gain (loss)		336,743
Net increase (decrease) in net assets resulting from operations		$ 299,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,276)	$ (295,465)
Net realized gain (loss)	(2,052,390)	(7,469,525)
Change in net unrealized appreciation (depreciation)	2,389,133	(4,351,519)
Net increase (decrease) in net assets resulting from operations	299,467	(12,116,509)
Share transactions - net increase (decrease)	(339,223)	(3,086,297)
Total increase (decrease) in net assets	(39,756)	(15,202,806)

Net Assets
Beginning of period	21,393,814	36,596,620
End of period (including accumulated net investment loss of $37,276 and accumulated net investment loss of $0, respectively)	$ 21,354,058	$ 21,393,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Income from Investment Operations
Net investment income (loss) E	- G	(.05)	(.01)	(.02)	(.02)	.01
Net realized and unrealized gain (loss)	.14	(3.61)	(1.62)	.44	3.32	.69
Total from investment operations	.14	(3.66)	(1.63)	.42	3.30	.70
Distributions from net realized gain	-	-	(1.16)	(1.72)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	-	-	(1.16)	(1.72)	-	(.37)
Net asset value, end of period	$ 7.40	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Total Return B,C,D	1.93%	(33.52)%	(13.13)%	2.40%	28.18%	6.53%
Ratios to Average Net Assets F
Expenses before expense reductions	2.39% A	2.03%	1.70%	1.61%	1.72%	1.61%
Expenses net of voluntary waivers, if any	1.35% A	1.32%	1.30%	1.30%	1.30%	1.61%
Expenses net of all reductions	1.23% A	1.23%	1.26%	1.30%	1.28%	1.60%
Net investment income (loss)	-% A	(.62)%	(.05)%	(.10)%	(.17)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,491	$ 4,271	$ 4,925	$ 3,846	$ 2,885
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	.14	(3.57)	(1.64)	.42	3.31	.70
Total from investment operations	.13	(3.65)	(1.67)	.37	3.25	.68
Distributions from net realized gain	-	-	(1.12)	(1.68)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.10)
Total distributions	-	-	(1.12)	(1.68)	-	(.36)
Net asset value, end of period	$ 7.31	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Total Return B,C,D	1.81%	(33.70)%	(13.49)%	2.06%	27.83%	6.35%
Ratios to Average Net Assets F
Expenses before expense reductions	2.74% A	2.37%	2.10%	1.88%	1.94%	1.79%
Expenses net of voluntary waivers, if any	1.60% A	1.57%	1.55%	1.55%	1.55%	1.79%
Expenses net of all reductions	1.48% A	1.48%	1.50%	1.54%	1.53%	1.76%
Net investment income (loss)	(.25)% A	(.86)%	(.29)%	(.35)%	(.42)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,890	$ 8,925	$ 16,165	$ 19,047	$ 15,989	$ 16,368
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.09)	(.13)	(.12)	(.09)
Net realized and unrealized gain (loss)	.13	(3.50)	(1.63)	.43	3.28	.71
Total from investment operations	.11	(3.62)	(1.72)	.30	3.16	.62
Distributions from net realized gain	-	-	(1.05)	(1.62)	-	(.24)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	(1.05)	(1.62)	-	(.33)
Net asset value, end of period	$ 7.16	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Total Return B,C,D	1.56%	(33.93)%	(14.00)%	1.58%	27.24%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	3.03% A	2.70%	2.44%	2.33%	2.41%	2.24%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.24%
Expenses net of all reductions	1.93% A	1.96%	2.01%	2.05%	2.03%	2.22%
Net investment income (loss)	(.70)% A	(1.34)%	(.80)%	(.85)%	(.92)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,723	$ 6,921	$ 12,487	$ 15,682	$ 13,056	$ 10,994
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.09)	(.13)	(.12)	(.14)
Net realized and unrealized gain (loss)	.13	(3.50)	(1.61)	.45	3.27	.74
Total from investment operations	.11	(3.62)	(1.70)	.32	3.15	.60
Distributions from net realized gain	-	-	(1.07)	(1.66)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.10)
Total distributions	-	-	(1.07)	(1.66)	-	(.36)
Net asset value, end of period	$ 7.13	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Total Return B,C,D	1.57%	(34.02)%	(13.90)%	1.71%	27.16%	5.62%
Ratios to Average Net Assets F
Expenses before expense reductions	2.99% A	2.68%	2.47%	2.41%	2.60%	6.89%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.50%
Expenses net of all reductions	1.93% A	1.96%	2.00%	2.04%	2.03%	2.47%
Net investment income (loss)	(.70)% A	(1.34)%	(.79)%	(.85)%	(.92)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,961	$ 1,758	$ 3,186	$ 2,763	$ 1,408	$ 482
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.01	(.03)	.02	.02	.01	.03
Net realized and unrealized gain (loss)	.14	(3.62)	(1.65)	.44	3.34	.68
Total from investment operations	.15	(3.65)	(1.63)	.46	3.35	.71
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	-	(1.17)	(1.76)	-	(.28)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	-	-	(1.19)	(1.76)	-	(.39)
Net asset value, end of period	$ 7.45	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Total Return B,C	2.05%	(33.33)%	(13.09)%	2.68%	28.58%	6.63%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.54% A	1.39%	1.26%	1.21%	1.36%	1.63%
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05%	1.50%
Expenses net of all reductions	.92% A	.95%	1.00%	1.05%	1.03%	1.48%
Net investment income (loss)	.31% A	(.34)%	.21%	.14%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 300	$ 488	$ 615	$ 682	$ 1,057
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,944,358
Unrealized depreciation	(1,002,005)
Net unrealized appreciation (depreciation)	$ 942,353
Cost for federal income tax purposes	$ 20,949,275

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.05%	.25%	$ 4,872	$ 6	$ 812
Class T	.30%	.25%	22,649	84	2,067
Class B	.75%	.25%	30,888	23,203	-
Class C	.75%	.25%	8,442	1,153	-
			$ 66,851	$ 24,446	$ 2,879

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,310
Class T	3,000
Class B*	15,051
Class C*	202
$ 19,563

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,631	.72*
Class T	33,857	.82*
Class B	20,214	.65*
Class C	5,197	.61*
Institutional Class	186	.17*
	$ 71,085

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,349 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 16,895
Class T	1.55%	47,184
Class B	2.05%	30,190
Class C	2.05%	7,916
Institutional Class	1.05%	548
		$ 102,733

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefits are reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 9,237
Class A	812	-
Class T	2,067	-
	$ 2,879	$ 9,237

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	69,609	257,233	$ 470,808	$ 2,498,674
Shares redeemed	(56,947)	(167,838)	(380,982)	(1,357,202)
Net increase (decrease)	12,662	89,395	$ 89,826	$ 1,141,472
Class T
Shares sold	188,494	331,611	$ 1,267,799	$ 2,867,806
Shares redeemed	(214,929)	(582,013)	(1,429,854)	(5,039,215)
Net increase (decrease)	(26,435)	(250,402)	$ (162,055)	$ (2,171,409)
Class B
Shares sold	102,097	148,404	$ 673,717	$ 1,365,038
Shares redeemed	(144,927)	(336,665)	(947,551)	(2,978,021)
Net increase (decrease)	(42,830)	(188,261)	$ (273,834)	$ (1,612,983)
Class C
Shares sold	66,073	86,773	$ 432,298	$ 776,259
Shares redeemed	(41,279)	(135,822)	(267,659)	(1,181,244)
Net increase (decrease)	24,794	(49,049)	$ 164,639	$ (404,985)
Institutional Class
Shares sold	854	-	$ 6,000	$ -
Shares redeemed	(24,395)	(3,510)	(163,799)	(38,392)
Net increase (decrease)	(23,541)	(3,510)	$ (157,799)	$ (38,392)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.4	3.4
Microsoft Corp.	4.3	3.9
General Electric Co.	3.9	1.3
Johnson & Johnson	3.9	4.1
Merck & Co., Inc.	2.8	4.9
Abbott Laboratories	2.2	1.3
Fannie Mae	2.1	0.0
The Coca-Cola Co.	1.9	1.3
Amgen, Inc.	1.6	0.0
American International Group, Inc.	1.5	0.4
	28.6
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	28.9	23.6
Information Technology	25.1	24.5
Consumer Discretionary	11.1	18.4
Financials	9.8	8.7
Consumer Staples	7.7	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 99.1%		Stocks 96.9%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	4.1%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.5%
Monaco Coach Corp. (a)	7,200	$ 105,840
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. (a)	1,300	45,279
Household Durables - 0.2%
Garmin Ltd. (a)	800	38,600
Media - 5.8%
AOL Time Warner, Inc. (a)	19,400	295,268
Cablevision Systems Corp. - NY Group Class A (a)	3,200	61,952
Clear Channel Communications, Inc. (a)	3,600	146,520
Comcast Corp. Class A (a)	2,900	87,319
EchoStar Communications Corp. Class A (a)	2,300	77,234
Fox Entertainment Group, Inc. Class A (a)	4,000	112,440
General Motors Corp. Class H (a)	3,600	43,920
Scholastic Corp. (a)	3,200	99,712
Viacom, Inc. Class B (non-vtg.) (a)	2,600	118,352
Walt Disney Co.	9,800	192,570
		1,235,287
Multiline Retail - 0.3%
Kohl's Corp. (a)	1,300	68,055
Specialty Retail - 3.8%
Best Buy Co., Inc. (a)	2,400	92,880
Borders Group, Inc. (a)	3,200	52,640
Chico's FAS, Inc. (a)	3,200	68,480
Christopher & Banks Corp. (a)	3,600	104,220
Lowe's Companies, Inc.	6,200	262,012
PETsMART, Inc. (a)	7,500	129,675
Weight Watchers International, Inc. (a)	2,200	93,676
		803,583
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,200	67,188
TOTAL CONSUMER DISCRETIONARY		2,363,832
CONSUMER STAPLES - 7.7%
Beverages - 1.9%
The Coca-Cola Co.	8,600	391,902
Food & Staples Retailing - 2.2%
CVS Corp.	3,600	93,960
Sysco Corp.	3,000	92,820
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	3,600	$ 189,396
Walgreen Co.	3,200	98,528
		474,704
Household Products - 1.8%
Colgate-Palmolive Co.	2,800	166,936
Procter & Gamble Co.	2,400	220,368
		387,304
Personal Products - 1.3%
Gillette Co.	8,430	283,332
Tobacco - 0.5%
Altria Group, Inc.	2,500	103,250
TOTAL CONSUMER STAPLES		1,640,492
ENERGY - 5.6%
Energy Equipment & Services - 5.6%
BJ Services Co. (a)	6,100	248,331
Grant Prideco, Inc. (a)	9,600	133,920
Grey Wolf, Inc. (a)	19,200	86,016
Halliburton Co.	3,200	76,384
Nabors Industries Ltd. (a)	2,400	108,192
Noble Corp. (a)	3,900	139,074
Pride International, Inc. (a)	13,900	264,517
Rowan Companies, Inc.	6,293	150,654
		1,207,088
FINANCIALS - 9.8%
Capital Markets - 1.1%
Bank of New York Co., Inc.	2,300	66,562
Merrill Lynch & Co., Inc.	4,000	173,200
		239,762
Commercial Banks - 1.1%
Fifth Third Bancorp	3,400	195,500
Synovus Financial Corp.	2,000	45,640
		241,140
Consumer Finance - 0.9%
MBNA Corp.	4,800	96,240
SLM Corp.	800	96,000
		192,240
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.8%
Citigroup, Inc.	4,300	$ 176,386
Insurance - 3.0%
ACE Ltd.	3,200	116,800
American International Group, Inc.	5,600	324,128
Nationwide Financial Services, Inc. Class A	2,400	77,424
Travelers Property Casualty Corp. Class A	6,800	111,044
		629,396
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	6,000	444,000
Freddie Mac	2,700	161,487
		605,487
TOTAL FINANCIALS		2,084,411
HEALTH CARE - 28.9%
Biotechnology - 2.8%
Amgen, Inc. (a)	5,300	342,963
Biogen, Inc. (a)	5,000	212,200
MedImmune, Inc. (a)	1,500	53,175
		608,338
Health Care Equipment & Supplies - 4.5%
Advanced Medical Optics, Inc. (a)	2,800	42,140
Alcon, Inc.	2,500	106,250
Baxter International, Inc.	2,600	65,884
Boston Scientific Corp. (a)	3,000	156,300
Edwards Lifesciences Corp. (a)	4,000	121,280
Guidant Corp.	1,400	59,192
Medtronic, Inc.	5,700	277,761
St. Jude Medical, Inc. (a)	2,400	134,640
		963,447
Health Care Providers & Services - 3.9%
Accredo Health, Inc. (a)	1,900	40,394
AmerisourceBergen Corp.	700	43,883
Andrx Corp. (a)	6,400	123,200
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	4,600	$ 265,466
Laboratory Corp. of America Holdings (a)	1,000	32,150
McKesson Corp.	1,200	36,384
Quest Diagnostics, Inc. (a)	600	38,016
UnitedHealth Group, Inc.	2,600	249,444
		828,937
Pharmaceuticals - 17.7%
Abbott Laboratories	10,800	481,140
Barr Laboratories, Inc. (a)	1,800	94,950
Eli Lilly & Co.	3,200	191,264
Endo Pharmaceuticals Holdings, Inc. (a)	5,600	88,312
Forest Laboratories, Inc. (a)	1,500	75,750
Johnson & Johnson	15,400	836,990
Merck & Co., Inc.	10,800	600,264
Pfizer, Inc.	30,100	933,702
Schering-Plough Corp.	8,800	162,360
Wyeth	7,200	315,720
		3,780,452
TOTAL HEALTH CARE		6,181,174
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.5%
United Technologies Corp.	1,600	109,200
Commercial Services & Supplies - 1.2%
Central Parking Corp.	600	6,810
Cintas Corp.	2,200	81,444
Kroll, Inc. (a)	4,700	109,087
Sylvan Learning Systems, Inc. (a)	500	10,430
Waste Management, Inc.	2,400	61,128
		268,899
Industrial Conglomerates - 4.6%
3M Co.	1,100	139,117
General Electric Co.	29,200	838,040
		977,157
Machinery - 0.3%
UNOVA, Inc. (a)	5,600	57,904
TOTAL INDUSTRIALS		1,413,160
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	7,800	$ 126,984
Enterasys Networks, Inc. (a)	38,800	134,636
Motorola, Inc.	6,800	57,936
		319,556
Computers & Peripherals - 1.9%
Dell Computer Corp. (a)	8,800	275,352
Western Digital Corp. (a)	9,800	122,696
		398,048
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	7,800	141,414
Celestica, Inc. (sub. vtg.) (a)	8,100	117,871
Checkpoint Systems, Inc. (a)	4,000	55,000
Ingram Micro, Inc. Class A (a)	4,000	44,080
Solectron Corp. (a)	15,900	63,600
Vishay Intertechnology, Inc. (a)	8,820	127,361
		549,326
Internet Software & Services - 0.3%
Overture Services, Inc. (a)	3,729	66,522
IT Services - 2.4%
Ceridian Corp. (a)	9,100	156,975
First Data Corp.	5,300	219,526
Paychex, Inc.	2,400	73,248
The BISYS Group, Inc. (a)	4,000	72,000
		521,749
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (a)	5,600	75,264
Amkor Technology, Inc. (a)	7,200	80,136
Applied Materials, Inc. (a)	14,000	217,840
ASML Holding NV (NY Shares) (a)	20,100	202,005
Atmel Corp. (a)	18,300	55,449
Cymer, Inc. (a)	2,100	69,930
Infineon Technologies AG sponsored ADR (a)	12,700	113,792
KLA-Tencor Corp. (a)	2,400	110,952
LTX Corp. (a)	21,400	209,934
Micron Technology, Inc. (a)	12,100	136,972
National Semiconductor Corp. (a)	5,900	147,264
Silicon Image, Inc. (a)	27,200	159,664
Siliconix, Inc. (a)	1,600	52,896
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors and Semiconductor Equipment - continued
Teradyne, Inc. (a)	5,000	$ 85,750
Trident Microsystems, Inc. (a)	8,000	46,800
		1,764,648
Software - 8.1%
Adobe Systems, Inc.	2,600	91,754
Autodesk, Inc.	5,800	86,478
BEA Systems, Inc. (a)	8,600	93,224
Cadence Design Systems, Inc. (a)	5,200	72,280
Intuit, Inc. (a)	1,700	78,353
Manhattan Associates, Inc. (a)	2,900	77,894
Microsoft Corp.	37,600	925,336
Network Associates, Inc. (a)	14,300	173,602
Parametric Technology Corp. (a)	17,500	56,875
Quest Software, Inc. (a)	7,400	82,658
		1,738,454
TOTAL INFORMATION TECHNOLOGY		5,358,303
MATERIALS - 3.9%
Chemicals - 2.1%
Dow Chemical Co.	6,800	216,240
Ferro Corp.	4,600	113,068
Olin Corp.	6,400	113,024
		442,332
Containers & Packaging - 0.7%
Pactiv Corp. (a)	8,400	164,220
Metals & Mining - 0.3%
Alcan, Inc.	2,000	60,517
Paper & Forest Products - 0.8%
Bowater, Inc.	4,400	172,436
TOTAL MATERIALS		839,505
UTILITIES - 0.4%
Multi-Utilities & Unregulated Power - 0.4%
Sierra Pacific Resources (a)	16,000	86,400
TOTAL COMMON STOCKS (Cost $20,076,063)		21,174,365
Money Market Funds - 3.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.3% (b)	523,263	$ 523,263
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	194,000	194,000
TOTAL MONEY MARKET FUNDS (Cost $717,263)		717,263
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $20,793,326)		21,891,628
NET OTHER ASSETS - (2.5)%		(537,570)
NET ASSETS - 100%		$ 21,354,058
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,542,325 and $23,441,422, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,831 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,426,000 of which $5,718,000 and $5,708,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,929,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $180,760) (cost $20,793,326) - See accompanying schedule		$ 21,891,628
Receivable for investments sold		212,765
Receivable for fund shares sold		14,849
Dividends receivable		16,283
Interest receivable		958
Receivable from investment adviser for expense reductions		19,180
Other receivables		172
Total assets		22,155,835

Liabilities
Payable for investments purchased	$ 521,649
Payable for fund shares redeemed	31,907
Accrued management fee	10,056
Distribution fees payable	11,303
Other payables and accrued expenses	32,862
Collateral on securities loaned, at value	194,000
Total liabilities		801,777

Net Assets		$ 21,354,058
Net Assets consist of:
Paid in capital		$ 35,956,436
Accumulated net investment loss		(37,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,663,401)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,098,299
Net Assets		$ 21,354,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,650,537 ÷ 493,284 shares)	$ 7.40

Maximum offering price per share (100/94.25 of $7.40)	$ 7.85
Class T: Net Asset Value and redemption price per share ($8,889,522 ÷ 1,216,333 shares)	$ 7.31

Maximum offering price per share (100/96.50 of $7.31)	$ 7.58
Class B: Net Asset Value and offering price per share ($6,722,580 ÷ 939,057 shares) A	$ 7.16

Class C: Net Asset Value and offering price per share ($1,961,256 ÷ 275,177 shares) A	$ 7.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,163 ÷ 17,476 shares)	$ 7.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 114,808
Interest		5,366
Security lending		83
Total income		120,257

Expenses
Management fee	$ 57,168
Transfer agent fees	71,085
Distribution fees	66,851
Accounting and security lending fees	31,407
Non-interested trustees' compensation	40
Custodian fees and expenses	3,913
Registration fees	33,261
Audit	8,398
Legal	92
Miscellaneous	167
Total expenses before reductions	272,382
Expense reductions	(114,849)	157,533
Net investment income (loss)		(37,276)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,052,367)
Foreign currency transactions	(23)
Total net realized gain (loss)		(2,052,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,389,136
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		2,389,133
Net gain (loss)		336,743
Net increase (decrease) in net assets resulting from operations		$ 299,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,276)	$ (295,465)
Net realized gain (loss)	(2,052,390)	(7,469,525)
Change in net unrealized appreciation (depreciation)	2,389,133	(4,351,519)
Net increase (decrease) in net assets resulting from operations	299,467	(12,116,509)
Share transactions - net increase (decrease)	(339,223)	(3,086,297)
Total increase (decrease) in net assets	(39,756)	(15,202,806)

Net Assets
Beginning of period	21,393,814	36,596,620
End of period (including accumulated net investment loss of $37,276 and accumulated net investment loss of $0, respectively)	$ 21,354,058	$ 21,393,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Income from Investment Operations
Net investment income (loss) E	- G	(.05)	(.01)	(.02)	(.02)	.01
Net realized and unrealized gain (loss)	.14	(3.61)	(1.62)	.44	3.32	.69
Total from investment operations	.14	(3.66)	(1.63)	.42	3.30	.70
Distributions from net realized gain	-	-	(1.16)	(1.72)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	-	-	(1.16)	(1.72)	-	(.37)
Net asset value, end of period	$ 7.40	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Total Return B,C,D	1.93%	(33.52)%	(13.13)%	2.40%	28.18%	6.53%
Ratios to Average Net Assets F
Expenses before expense reductions	2.39% A	2.03%	1.70%	1.61%	1.72%	1.61%
Expenses net of voluntary waivers, if any	1.35% A	1.32%	1.30%	1.30%	1.30%	1.61%
Expenses net of all reductions	1.23% A	1.23%	1.26%	1.30%	1.28%	1.60%
Net investment income (loss)	-% A	(.62)%	(.05)%	(.10)%	(.17)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,491	$ 4,271	$ 4,925	$ 3,846	$ 2,885
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	.14	(3.57)	(1.64)	.42	3.31	.70
Total from investment operations	.13	(3.65)	(1.67)	.37	3.25	.68
Distributions from net realized gain	-	-	(1.12)	(1.68)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.10)
Total distributions	-	-	(1.12)	(1.68)	-	(.36)
Net asset value, end of period	$ 7.31	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Total Return B,C,D	1.81%	(33.70)%	(13.49)%	2.06%	27.83%	6.35%
Ratios to Average Net Assets F
Expenses before expense reductions	2.74% A	2.37%	2.10%	1.88%	1.94%	1.79%
Expenses net of voluntary waivers, if any	1.60% A	1.57%	1.55%	1.55%	1.55%	1.79%
Expenses net of all reductions	1.48% A	1.48%	1.50%	1.54%	1.53%	1.76%
Net investment income (loss)	(.25)% A	(.86)%	(.29)%	(.35)%	(.42)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,890	$ 8,925	$ 16,165	$ 19,047	$ 15,989	$ 16,368
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.09)	(.13)	(.12)	(.09)
Net realized and unrealized gain (loss)	.13	(3.50)	(1.63)	.43	3.28	.71
Total from investment operations	.11	(3.62)	(1.72)	.30	3.16	.62
Distributions from net realized gain	-	-	(1.05)	(1.62)	-	(.24)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	(1.05)	(1.62)	-	(.33)
Net asset value, end of period	$ 7.16	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Total Return B,C,D	1.56%	(33.93)%	(14.00)%	1.58%	27.24%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	3.03% A	2.70%	2.44%	2.33%	2.41%	2.24%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.24%
Expenses net of all reductions	1.93% A	1.96%	2.01%	2.05%	2.03%	2.22%
Net investment income (loss)	(.70)% A	(1.34)%	(.80)%	(.85)%	(.92)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,723	$ 6,921	$ 12,487	$ 15,682	$ 13,056	$ 10,994
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.09)	(.13)	(.12)	(.14)
Net realized and unrealized gain (loss)	.13	(3.50)	(1.61)	.45	3.27	.74
Total from investment operations	.11	(3.62)	(1.70)	.32	3.15	.60
Distributions from net realized gain	-	-	(1.07)	(1.66)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.10)
Total distributions	-	-	(1.07)	(1.66)	-	(.36)
Net asset value, end of period	$ 7.13	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Total Return B,C,D	1.57%	(34.02)%	(13.90)%	1.71%	27.16%	5.62%
Ratios to Average Net Assets F
Expenses before expense reductions	2.99% A	2.68%	2.47%	2.41%	2.60%	6.89%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.50%
Expenses net of all reductions	1.93% A	1.96%	2.00%	2.04%	2.03%	2.47%
Net investment income (loss)	(.70)% A	(1.34)%	(.79)%	(.85)%	(.92)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,961	$ 1,758	$ 3,186	$ 2,763	$ 1,408	$ 482
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.01	(.03)	.02	.02	.01	.03
Net realized and unrealized gain (loss)	.14	(3.62)	(1.65)	.44	3.34	.68
Total from investment operations	.15	(3.65)	(1.63)	.46	3.35	.71
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	-	(1.17)	(1.76)	-	(.28)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	-	-	(1.19)	(1.76)	-	(.39)
Net asset value, end of period	$ 7.45	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Total Return B,C	2.05%	(33.33)%	(13.09)%	2.68%	28.58%	6.63%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.54% A	1.39%	1.26%	1.21%	1.36%	1.63%
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05%	1.50%
Expenses net of all reductions	.92% A	.95%	1.00%	1.05%	1.03%	1.48%
Net investment income (loss)	.31% A	(.34)%	.21%	.14%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 300	$ 488	$ 615	$ 682	$ 1,057
Portfolio turnover rate	245% A	241%	334%	102%	133%	358%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,944,358
Unrealized depreciation	(1,002,005)
Net unrealized appreciation (depreciation)	$ 942,353
Cost for federal income tax purposes	$ 20,949,275

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.05%	.25%	$ 4,872	$ 6	$ 812
Class T	.30%	.25%	22,649	84	2,067
Class B	.75%	.25%	30,888	23,203	-
Class C	.75%	.25%	8,442	1,153	-
			$ 66,851	$ 24,446	$ 2,879

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,310
Class T	3,000
Class B*	15,051
Class C*	202
$ 19,563

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,631	.72*
Class T	33,857	.82*
Class B	20,214	.65*
Class C	5,197	.61*
Institutional Class	186	.17*
	$ 71,085

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,349 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 16,895
Class T	1.55%	47,184
Class B	2.05%	30,190
Class C	2.05%	7,916
Institutional Class	1.05%	548
		$ 102,733

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefits are reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 9,237
Class A	812	-
Class T	2,067	-
	$ 2,879	$ 9,237

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	69,609	257,233	$ 470,808	$ 2,498,674
Shares redeemed	(56,947)	(167,838)	(380,982)	(1,357,202)
Net increase (decrease)	12,662	89,395	$ 89,826	$ 1,141,472
Class T
Shares sold	188,494	331,611	$ 1,267,799	$ 2,867,806
Shares redeemed	(214,929)	(582,013)	(1,429,854)	(5,039,215)
Net increase (decrease)	(26,435)	(250,402)	$ (162,055)	$ (2,171,409)
Class B
Shares sold	102,097	148,404	$ 673,717	$ 1,365,038
Shares redeemed	(144,927)	(336,665)	(947,551)	(2,978,021)
Net increase (decrease)	(42,830)	(188,261)	$ (273,834)	$ (1,612,983)
Class C
Shares sold	66,073	86,773	$ 432,298	$ 776,259
Shares redeemed	(41,279)	(135,822)	(267,659)	(1,181,244)
Net increase (decrease)	24,794	(49,049)	$ 164,639	$ (404,985)
Institutional Class
Shares sold	854	-	$ 6,000	$ -
Shares redeemed	(24,395)	(3,510)	(163,799)	(38,392)
Net increase (decrease)	(23,541)	(3,510)	$ (157,799)	$ (38,392)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.1	3.7
Microsoft Corp.	3.7	5.1
Johnson & Johnson	3.3	3.5
Merck & Co., Inc.	2.8	3.2
Wal-Mart Stores, Inc.	2.5	2.9
American International Group, Inc.	2.3	2.3
Dell Computer Corp.	2.0	1.8
Fannie Mae	1.7	1.5
Intel Corp.	1.6	2.3
Medtronic, Inc.	1.6	1.6
	25.6
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.4	25.9
Health Care	22.7	25.1
Financials	13.1	14.2
Consumer Discretionary	12.7	13.0
Consumer Staples	6.2	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 99.9%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	6.9%	** Foreign investments	5.2%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	972,100	$ 33,858
Darden Restaurants, Inc.	1,147,600	22,734
		56,592
Household Durables - 0.9%
Centex Corp.	89,800	6,971
KB Home	104,000	6,500
Leggett & Platt, Inc.	1,250,400	27,596
Maytag Corp.	237,240	5,803
Pulte Homes, Inc.	96,100	6,303
Whirlpool Corp.	481,000	27,369
		80,542
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	290,700	29,567
Leisure Equipment & Products - 0.5%
Mattel, Inc.	2,173,100	46,743
Media - 6.5%
AOL Time Warner, Inc. (a)	7,676,700	116,839
Comcast Corp.:
Class A (a)	630,298	18,978
Class A (special) (a)	1,867,100	53,810
Cox Communications, Inc. Class A (a)	1,295,500	40,135
E.W. Scripps Co. Class A	487,400	42,925
Fox Entertainment Group, Inc. Class A (a)	1,739,400	48,895
General Motors Corp. Class H (a)	3,504,900	42,760
Interpublic Group of Companies, Inc.	1,690,100	23,239
Lamar Advertising Co. Class A (a)	873,500	30,800
Liberty Media Corp. Class A (a)	833,700	9,754
Pixar (a)	287,400	16,224
Scholastic Corp. (a)	302,385	9,422
Tribune Co.	533,700	26,621
Univision Communications, Inc. Class A (a)	1,188,900	35,489
Viacom, Inc. Class B (non-vtg.) (a)	1,276,190	58,092
		573,983
Multiline Retail - 0.3%
Saks, Inc. (a)	2,404,100	22,550
Specialty Retail - 3.6%
AutoZone, Inc. (a)	102,000	8,535
Best Buy Co., Inc. (a)	1,167,300	45,175
Borders Group, Inc. (a)	545,800	8,978
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	1,281,100	$ 21,779
Home Depot, Inc.	4,032,250	131,008
Limited Brands, Inc.	1,926,600	29,400
Lowe's Companies, Inc.	1,341,700	56,700
Weight Watchers International, Inc. (a)	357,200	15,210
		316,785
TOTAL CONSUMER DISCRETIONARY		1,126,762
CONSUMER STAPLES - 6.2%
Beverages - 1.5%
PepsiCo, Inc.	926,685	40,959
The Coca-Cola Co.	2,049,100	93,377
		134,336
Food & Staples Retailing - 3.0%
Sysco Corp.	1,571,500	48,622
Wal-Mart Stores, Inc.	4,185,700	220,210
		268,832
Household Products - 0.9%
Procter & Gamble Co.	883,440	81,117
Personal Products - 0.8%
Gillette Co.	1,930,800	64,894
TOTAL CONSUMER STAPLES		549,179
ENERGY - 5.7%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	1,172,630	38,755
BJ Services Co. (a)	1,183,740	48,190
Cooper Cameron Corp. (a)	711,800	38,857
ENSCO International, Inc.	767,900	23,037
Global Industries Ltd. (a)	2,749,200	15,396
Grant Prideco, Inc. (a)	495,600	6,914
Nabors Industries Ltd. (a)	588,890	26,547
National-Oilwell, Inc. (a)	1,045,700	25,431
Noble Corp. (a)	889,500	31,720
Schlumberger Ltd. (NY Shares)	982,900	47,789
Smith International, Inc. (a)	833,800	34,094
Tidewater, Inc.	719,100	23,745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.	396,900	$ 9,276
Varco International, Inc. (a)	1,188,300	25,727
Weatherford International Ltd. (a)	980,100	44,448
		439,926
Oil & Gas - 0.7%
Apache Corp.	436,590	28,780
Burlington Resources, Inc.	269,100	14,340
YUKOS Corp. sponsored ADR	451,875	22,485
		65,605
TOTAL ENERGY		505,531
FINANCIALS - 13.1%
Capital Markets - 1.7%
Bank of New York Co., Inc.	938,300	27,154
Charles Schwab Corp.	4,356,450	42,258
Goldman Sachs Group, Inc.	337,100	27,474
Merrill Lynch & Co., Inc.	663,100	28,712
Morgan Stanley	300,100	13,730
Nomura Holdings, Inc.	917,000	9,334
		148,662
Commercial Banks - 2.2%
Bank of America Corp.	610,100	45,269
Bank One Corp.	2,229,300	83,287
Fifth Third Bancorp	1,030,000	59,225
UCBH Holdings, Inc.	329,400	8,548
		196,329
Consumer Finance - 2.1%
American Express Co.	1,190,512	49,597
MBNA Corp.	3,808,970	76,370
SLM Corp.	508,400	61,008
		186,975
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,640,523	67,294
Insurance - 3.9%
ACE Ltd.	1,157,100	42,234
AFLAC, Inc.	1,552,000	51,076
American International Group, Inc.	3,516,899	203,558
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	354,600	$ 16,539
Travelers Property Casualty Corp.:
Class A	142,539	2,328
Class B	1,830,703	29,602
		345,337
Thrifts & Mortgage Finance - 2.4%
Fannie Mae	2,040,000	150,960
Freddie Mac	1,089,900	65,187
		216,147
TOTAL FINANCIALS		1,160,744
HEALTH CARE - 22.7%
Biotechnology - 3.3%
Amgen, Inc. (a)	1,730,900	112,007
Biogen, Inc. (a)	649,200	27,552
Cephalon, Inc. (a)	556,400	25,144
CSL Ltd.	902,100	7,027
Genentech, Inc. (a)	195,600	12,247
Geneprot, Inc. (d)	664,000	2,324
Genzyme Corp. - General Division (a)	497,000	23,603
IDEC Pharmaceuticals Corp. (a)	948,800	36,216
ImClone Systems, Inc. (a)	640,417	18,252
MedImmune, Inc. (a)	651,100	23,081
Tanox, Inc. (a)	124,500	2,221
		289,674
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	1,307,400	55,565
Boston Scientific Corp. (a)	1,286,300	67,016
Medtronic, Inc.	2,855,600	139,153
St. Jude Medical, Inc. (a)	1,163,300	65,261
		326,995
Health Care Providers & Services - 0.6%
McKesson Corp.	1,452,100	44,028
WebMD Corp. (a)	868,200	8,630
		52,658
Pharmaceuticals - 15.1%
Abbott Laboratories	2,948,700	131,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Laboratories, Inc. (a)	764,100	$ 40,306
Eli Lilly & Co.	639,830	38,243
Johnson & Johnson	5,450,180	296,217
Merck & Co., Inc.	4,409,900	245,102
Pfizer, Inc.	11,675,505	362,169
Schering-Plough Corp.	3,332,900	61,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	695,923	35,276
Wyeth	3,022,060	132,517
		1,342,687
TOTAL HEALTH CARE		2,012,014
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	772,080	35,840
Northrop Grumman Corp.	456,000	40,105
		75,945
Airlines - 0.3%
Delta Air Lines, Inc.	1,963,300	26,230
Commercial Services & Supplies - 0.7%
ChoicePoint, Inc. (a)	238,000	8,970
Corinthian Colleges, Inc. (a)	458,100	21,549
Monster Worldwide, Inc.	456,009	9,056
Robert Half International, Inc. (a)	1,331,700	22,572
		62,147
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Industrial Conglomerates - 2.6%
3M Co.	197,100	24,927
General Electric Co.	3,648,570	104,714
Tyco International Ltd.	5,760,000	101,952
		231,593
TOTAL INDUSTRIALS		395,915
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 4.5%
3Com Corp. (a)	4,954,900	24,279
Advanced Fibre Communications, Inc. (a)	971,400	18,321
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	3,828,600	$ 23,240
Cisco Systems, Inc. (a)	5,579,300	90,831
Emulex Corp. (a)	138,900	3,431
Foundry Networks, Inc. (a)	1,508,500	23,216
Harris Corp.	1,169,200	35,415
Juniper Networks, Inc. (a)	2,925,600	40,607
Motorola, Inc.	5,847,050	49,817
Nortel Networks Corp. (a)	17,552,100	55,114
QUALCOMM, Inc.	655,500	22,012
Telefonaktiebolaget LM Ericsson ADR (a)	1,291,300	13,430
		399,713
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	1,587,200	28,522
ATI Technologies, Inc. (a)	1,211,700	10,096
Dell Computer Corp. (a)	5,500,400	172,108
EMC Corp. (a)	910,900	9,856
International Business Machines Corp.	412,730	36,337
Lexmark International, Inc. Class A (a)	692,600	51,529
Network Appliance, Inc. (a)	1,411,700	24,041
Sun Microsystems, Inc. (a)	6,839,100	29,613
		362,102
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	3,254,470	59,004
Amphenol Corp. Class A (a)	490,609	23,181
Celestica, Inc. (sub. vtg.) (a)	639,770	9,310
National Instruments Corp. (a)	277,272	10,079
Sanmina-SCI Corp. (a)	4,563,700	26,104
Waters Corp. (a)	817,500	23,184
		150,862
Internet Software & Services - 1.2%
EarthLink, Inc. (a)	1,514,625	10,209
Overture Services, Inc. (a)	1,474,588	26,305
Yahoo!, Inc. (a)	2,544,400	75,950
		112,464
IT Services - 1.9%
Concord EFS, Inc. (a)	581,800	8,797
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	2,210,300	$ 91,551
Paychex, Inc.	2,179,727	66,525
		166,873
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (a)	3,147,600	22,915
Agere Systems, Inc.:
Class A (a)	9,729,750	23,741
Class B (a)	11,076,241	25,918
Altera Corp. (a)	1,334,600	25,731
Analog Devices, Inc. (a)	1,565,700	60,358
Applied Materials, Inc. (a)	3,528,700	54,907
ASML Holding NV (NY Shares) (a)	7,082,113	71,175
Atmel Corp. (a)	6,808,100	20,629
Broadcom Corp. Class A (a)	2,112,900	51,724
Chartered Semiconductor Manufacturing Ltd. ADR (a)	905,500	4,709
Cypress Semiconductor Corp. (a)	1,804,000	19,934
Integrated Circuit Systems, Inc. (a)	124,500	3,248
Integrated Device Technology, Inc. (a)	2,925,300	35,396
Intel Corp.	6,823,500	142,202
Intersil Corp. Class A (a)	1,355,616	33,131
KLA-Tencor Corp. (a)	941,480	43,525
Lam Research Corp. (a)	2,486,800	44,414
Marvell Technology Group Ltd. (a)	1,134,100	35,962
Micron Technology, Inc. (a)	3,753,300	42,487
National Semiconductor Corp. (a)	576,380	14,386
NVIDIA Corp. (a)	2,723,817	71,282
QLogic Corp. (a)	487,000	24,394
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,315,480	53,899
Teradyne, Inc. (a)	863,600	14,811
Texas Instruments, Inc.	4,128,500	84,634
United Microelectronics Corp. sponsored ADR (a)	3,649,200	14,305
Xilinx, Inc. (a)	729,800	21,799
		1,061,616
Software - 7.0%
Adobe Systems, Inc.	1,265,000	44,642
Business Objects SA sponsored ADR (a)	389,600	7,889
Cadence Design Systems, Inc. (a)	1,250,400	17,381
Citrix Systems, Inc. (a)	627,100	13,690
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	1,228,777	$ 7,459
Electronic Arts, Inc. (a)	1,044,316	71,598
Hyperion Solutions Corp. (a)	284,993	8,977
Microsoft Corp.	13,177,969	324,310
Nintendo Co. Ltd.	137,500	10,217
Synopsys, Inc. (a)	655,179	40,156
Take-Two Interactive Software, Inc. (a)	1,145,300	28,919
VERITAS Software Corp. (a)	1,781,569	49,439
		624,677
TOTAL INFORMATION TECHNOLOGY		2,878,307
MATERIALS - 1.4%
Chemicals - 0.8%
Dow Chemical Co.	830,100	26,397
Lyondell Chemical Co.	2,899,640	41,755
		68,152
Construction Materials - 0.2%
Florida Rock Industries, Inc.	416,800	17,727
Lafarge North America, Inc.	1,216	38
		17,765
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,230,700	14,092
Metals & Mining - 0.3%
Arch Coal, Inc.	467,700	10,575
Massey Energy Co.	1,010,500	14,167
		24,742
TOTAL MATERIALS		124,751
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
KT Corp. sponsored ADR	1,025,900	19,687
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	1,371,000	20,551
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SK Telecom Co. Ltd. sponsored ADR	1,053,900	$ 18,918
Vodafone Group PLC sponsored ADR	2,205,400	48,320
		87,789
TOTAL TELECOMMUNICATION SERVICES		107,476
TOTAL COMMON STOCKS (Cost $7,828,528)		8,860,679
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	72,500	73
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,250)		73
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,510	1,821
TOTAL CONVERTIBLE BONDS (Cost $1,510)		1,821
Money Market Funds - 1.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	94,491,948	$ 94,492
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	29,855,931	29,856
TOTAL MONEY MARKET FUNDS (Cost $124,348)		124,348
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $7,955,636)		8,986,921
NET OTHER ASSETS - (1.3)%		(119,027)
NET ASSETS - 100%		$ 8,867,894
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,821,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneprot, Inc.	7/7/00	$ 3,652
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,264,422,000 and $2,411,024,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $389,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,397,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $32,050,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $4,394,156,000 of which $2,158,179,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $98,874,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,233) (cost $7,955,636) - See accompanying schedule		$ 8,986,921
Cash		241
Receivable for investments sold		17,041
Receivable for fund shares sold		9,958
Dividends receivable		7,402
Interest receivable		230
Receivable from investment adviser for expense reductions		76
Other receivables		95
Total assets		9,021,964

Liabilities
Payable for investments purchased	$ 102,603
Payable for fund shares redeemed	13,329
Accrued management fee	4,169
Distribution fees payable	3,280
Other payables and accrued expenses	833
Collateral on securities loaned, at value	29,856
Total liabilities		154,070

Net Assets		$ 8,867,894
Net Assets consist of:
Paid in capital		$ 12,778,004
Accumulated net investment loss		(8,936)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,932,458)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,031,284
Net Assets		$ 8,867,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($608,647 ÷ 16,120 shares)	$ 37.76

Maximum offering price per share (100/94.25 of $37.76)	$ 40.06
Class T: Net Asset Value and redemption price per share ($4,715,317 ÷ 124,042 shares)	$ 38.01

Maximum offering price per share (100/96.50 of $38.01)	$ 39.39
Class B: Net Asset Value and offering price per share ($1,085,858 ÷ 29,973 shares) A	$ 36.23

Class C: Net Asset Value and offering price per share ($481,707 ÷ 13,101 shares) A	$ 36.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,976,365 ÷ 49,920 shares)	$ 39.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 42,315
Interest		1,061
Security lending		152
Total income		43,528

Expenses
Management fee	$ 23,701
Transfer agent fees	10,881
Distribution fees	19,525
Accounting and security lending fees	406
Non-interested trustees' compensation	16
Depreciation in deferred trustee compensation account	(27)
Custodian fees and expenses	83
Registration fees	97
Audit	48
Legal	35
Interest	5
Miscellaneous	47
Total expenses before reductions	54,817
Expense reductions	(2,353)	52,464
Net investment income (loss)		(8,936)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(279,158)
Foreign currency transactions	(52)
Total net realized gain (loss)		(279,210)
Change in net unrealized appreciation (depreciation) on: Investment securities	553,145
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		553,146
Net gain (loss)		273,936
Net increase (decrease) in net assets resulting from operations		$ 265,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,936)	$ (46,604)
Net realized gain (loss)	(279,210)	(2,259,858)
Change in net unrealized appreciation (depreciation)	553,146	(698,418)
Net increase (decrease) in net assets resulting from operations	265,000	(3,004,880)
Share transactions - net increase (decrease)	(360,099)	(237,522)
Total increase (decrease) in net assets	(95,099)	(3,242,402)

Net Assets
Beginning of period	8,962,993	12,205,395
End of period (including accumulated net investment loss of $8,936 and accumulated net investment loss of $0, respectively)	$ 8,867,894	$ 8,962,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14	$ 51.69
Income from Investment Operations
Net investment income (loss) E	(.01)	(.12)	(.11)	(.26)	(.14)	(.13)
Net realized and unrealized gain (loss)	1.35	(11.43)	(10.63)	(1.18)	18.28	12.76
Total from investment operations	1.34	(11.55)	(10.74)	(1.44)	18.14	12.63
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	(3.45)	(5.66)	(7.02)	(6.15)
Total distributions	-	-	(3.45)	(5.66)	(7.02)	(6.18)
Net asset value, end of period	$ 37.76	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Total ReturnB,C,D	3.68%	(24.08)%	(18.27)%	(2.63)%	34.67%	28.21%
Ratios to Average Net Assets F
Expenses before expense reductions	1.20% A	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of voluntary waivers, if any	1.20% A	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.16% A	1.12%	1.09%	1.06%	1.08%	1.10%
Net investment income (loss)	(.09)% A	(.29)%	(.20)%	(.37)%	(.23)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 609	$ 560	$ 613	$ 656	$ 403	$ 92
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59	$ 51.97
Income from Investment Operations
Net investment income (loss) E	(.05)	(.19)	(.20)	(.41)	(.27)	(.21)
Net realized and unrealized gain (loss)	1.35	(11.52)	(10.81)	(1.19)	18.49	12.87
Total from investment operations	1.30	(11.71)	(11.01)	(1.60)	18.22	12.66
Distributions from net realized gain	-	-	(3.45)	(5.47)	(6.86)	(6.04)
Net asset value, end of period	$ 38.01	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Total ReturnB,C,D	3.54%	(24.18)%	(18.51)%	(2.83)%	34.44%	28.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of voluntary waivers, if any	1.39% A	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.34% A	1.28%	1.26%	1.26%	1.28%	1.27%
Net investment income (loss)	(.27)% A	(.45)%	(.37)%	(.57)%	(.43)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,715	$ 4,792	$ 7,120	$ 9,169	$ 8,047	$ 5,187
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Income from Investment Operations
Net investment income (loss) E	(.14)	(.42)	(.50)	(.79)	(.60)	(.52)
Net realized and unrealized gain (loss)	1.29	(11.05)	(10.43)	(1.11)	18.08	12.68
Total from investment operations	1.15	(11.47)	(10.93)	(1.90)	17.48	12.16
Distributions from net realized gain	-	-	(3.45)	(5.36)	(6.79)	(6.07)
Net asset value, end of period	$ 36.23	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Total ReturnB,C,D	3.28%	(24.64)%	(18.99)%	(3.37)%	33.69%	27.27%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	1.99%	1.90%	1.84%	1.85%	1.88%
Expenses net of voluntary waivers, if any	1.95% A	1.95%	1.90%	1.84%	1.85%	1.88%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.83%	1.84%	1.85%
Net investment income (loss)	(.83)% A	(1.05)%	(.98)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,086	$ 1,135	$ 1,775	$ 2,269	$ 1,396	$ 307
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Income from Investment Operations
Net investment income (loss) E	(.14)	(.41)	(.47)	(.78)	(.60)	(.54)
Net realized and unrealized gain (loss)	1.30	(11.21)	(10.60)	(1.13)	18.32	12.87
Total from investment operations	1.16	(11.62)	(11.07)	(1.91)	17.72	12.33
Distributions from net realized gain	-	-	(3.45)	(5.41)	(6.89)	(6.04)
Net asset value, end of period	$ 36.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Total ReturnB,C,D	3.26%	(24.60)%	(18.97)%	(3.34)%	33.72%	27.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.96% A	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of voluntary waivers, if any	1.95% A	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of all reductions	1.90% A	1.85%	1.81%	1.80%	1.81%	1.86%
Net investment income (loss)	(.83)% A	(1.02)%	(.92)%	(1.11)%	(.96)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 482	$ 504	$ 757	$ 901	$ 436	$ 64
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71	$ 52.86
Income from Investment Operations
Net investment income (loss) D	.06	.06	.09	(.05)	.05	.06
Net realized and unrealized gain (loss)	1.42	(11.92)	(11.10)	(1.24)	18.86	13.08
Total from investment operations	1.48	(11.86)	(11.01)	(1.29)	18.91	13.14
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	(3.45)	(5.77)	(7.13)	(6.24)
Total distributions	-	-	(3.45)	(5.77)	(7.13)	(6.29)
Net asset value, end of period	$ 39.59	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Total ReturnB,C	3.88%	(23.73)%	(18.04)%	(2.33)%	35.16%	28.67%
Ratios to Average Net Assets E
Expenses before expense reductions	.76% A	.76%	.75%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.76% A	.76%	.75%	.77%	.78%	.76%
Expenses net of all reductions	.72% A	.68%	.72%	.75%	.77%	.74%
Net investment income (loss)	.35% A	.15%	.17%	(.06)%	.08%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,976	$ 1,972	$ 1,941	$ 1,745	$ 1,448	$ 1,088
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,460,067	|
Unrealized depreciation	(566,464)
Net unrealized appreciation (depreciation)	$ 893,603
Cost for federal income tax purposes	$ 8,093,318

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 755	$ 11	$ 86
Class T	.28%	.25%	11,471	93	707
Class B	.75%	.25%	5,057	3,796
Class C	.75%	.25%	2,242	139
			$ 19,525	$ 4,039	$ 793

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 93
Class T	122
Class B*	1,663
Class C*	31
$ 1,909

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 855	.32*
Class T	5,486	.25*
Class B	2,264	.45*
Class C	810	.36*
Institutional Class	1,466	.16*
	$ 10,881

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,047 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ -
Class T	1.45%	-
Class B	1.95%	496
Class C	1.95%	27
Institutional Class	.95%	-
		$ 523

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 1,037
Class A	86	-
Class T	707	-
	$ 793	$ 1,037

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	2,960	6,847	$ 100,439	$ 273,608
Shares redeemed	(2,226)	(4,230)	(74,824)	(168,662)
Net increase (decrease)	734	2,617	$ 25,615	$ 104,946
Class T
Shares sold	15,604	33,485	$ 533,944	$ 1,394,538
Shares redeemed	(22,117)	(49,977)	(749,124)	(2,028,993)
Net increase (decrease)	(6,513)	(16,492)	$ (215,180)	$ (634,455)
Class B
Shares sold	1,261	3,650	$ 41,381	$ 150,466
Shares redeemed	(3,645)	(9,425)	(117,096)	(359,339)
Net increase (decrease)	(2,384)	(5,775)	$ (75,715)	$ (208,873)
Class C
Shares sold	1,147	3,542	$ 38,063	$ 147,093
Shares redeemed	(2,196)	(5,422)	(72,034)	(212,090)
Net increase (decrease)	(1,049)	(1,880)	$ (33,971)	$ (64,997)
Institutional Class
Shares sold	12,223	35,364	$ 427,022	$ 1,459,704
Shares redeemed	(14,037)	(22,470)	(487,870)	(893,847)
Net increase (decrease)	(1,814)	12,894	$ (60,848)	$ 565,857

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.1	3.7
Microsoft Corp.	3.7	5.1
Johnson & Johnson	3.3	3.5
Merck & Co., Inc.	2.8	3.2
Wal-Mart Stores, Inc.	2.5	2.9
American International Group, Inc.	2.3	2.3
Dell Computer Corp.	2.0	1.8
Fannie Mae	1.7	1.5
Intel Corp.	1.6	2.3
Medtronic, Inc.	1.6	1.6
	25.6
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.4	25.9
Health Care	22.7	25.1
Financials	13.1	14.2
Consumer Discretionary	12.7	13.0
Consumer Staples	6.2	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 99.9%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	6.9%	** Foreign investments	5.2%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	972,100	$ 33,858
Darden Restaurants, Inc.	1,147,600	22,734
		56,592
Household Durables - 0.9%
Centex Corp.	89,800	6,971
KB Home	104,000	6,500
Leggett & Platt, Inc.	1,250,400	27,596
Maytag Corp.	237,240	5,803
Pulte Homes, Inc.	96,100	6,303
Whirlpool Corp.	481,000	27,369
		80,542
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	290,700	29,567
Leisure Equipment & Products - 0.5%
Mattel, Inc.	2,173,100	46,743
Media - 6.5%
AOL Time Warner, Inc. (a)	7,676,700	116,839
Comcast Corp.:
Class A (a)	630,298	18,978
Class A (special) (a)	1,867,100	53,810
Cox Communications, Inc. Class A (a)	1,295,500	40,135
E.W. Scripps Co. Class A	487,400	42,925
Fox Entertainment Group, Inc. Class A (a)	1,739,400	48,895
General Motors Corp. Class H (a)	3,504,900	42,760
Interpublic Group of Companies, Inc.	1,690,100	23,239
Lamar Advertising Co. Class A (a)	873,500	30,800
Liberty Media Corp. Class A (a)	833,700	9,754
Pixar (a)	287,400	16,224
Scholastic Corp. (a)	302,385	9,422
Tribune Co.	533,700	26,621
Univision Communications, Inc. Class A (a)	1,188,900	35,489
Viacom, Inc. Class B (non-vtg.) (a)	1,276,190	58,092
		573,983
Multiline Retail - 0.3%
Saks, Inc. (a)	2,404,100	22,550
Specialty Retail - 3.6%
AutoZone, Inc. (a)	102,000	8,535
Best Buy Co., Inc. (a)	1,167,300	45,175
Borders Group, Inc. (a)	545,800	8,978
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	1,281,100	$ 21,779
Home Depot, Inc.	4,032,250	131,008
Limited Brands, Inc.	1,926,600	29,400
Lowe's Companies, Inc.	1,341,700	56,700
Weight Watchers International, Inc. (a)	357,200	15,210
		316,785
TOTAL CONSUMER DISCRETIONARY		1,126,762
CONSUMER STAPLES - 6.2%
Beverages - 1.5%
PepsiCo, Inc.	926,685	40,959
The Coca-Cola Co.	2,049,100	93,377
		134,336
Food & Staples Retailing - 3.0%
Sysco Corp.	1,571,500	48,622
Wal-Mart Stores, Inc.	4,185,700	220,210
		268,832
Household Products - 0.9%
Procter & Gamble Co.	883,440	81,117
Personal Products - 0.8%
Gillette Co.	1,930,800	64,894
TOTAL CONSUMER STAPLES		549,179
ENERGY - 5.7%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	1,172,630	38,755
BJ Services Co. (a)	1,183,740	48,190
Cooper Cameron Corp. (a)	711,800	38,857
ENSCO International, Inc.	767,900	23,037
Global Industries Ltd. (a)	2,749,200	15,396
Grant Prideco, Inc. (a)	495,600	6,914
Nabors Industries Ltd. (a)	588,890	26,547
National-Oilwell, Inc. (a)	1,045,700	25,431
Noble Corp. (a)	889,500	31,720
Schlumberger Ltd. (NY Shares)	982,900	47,789
Smith International, Inc. (a)	833,800	34,094
Tidewater, Inc.	719,100	23,745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.	396,900	$ 9,276
Varco International, Inc. (a)	1,188,300	25,727
Weatherford International Ltd. (a)	980,100	44,448
		439,926
Oil & Gas - 0.7%
Apache Corp.	436,590	28,780
Burlington Resources, Inc.	269,100	14,340
YUKOS Corp. sponsored ADR	451,875	22,485
		65,605
TOTAL ENERGY		505,531
FINANCIALS - 13.1%
Capital Markets - 1.7%
Bank of New York Co., Inc.	938,300	27,154
Charles Schwab Corp.	4,356,450	42,258
Goldman Sachs Group, Inc.	337,100	27,474
Merrill Lynch & Co., Inc.	663,100	28,712
Morgan Stanley	300,100	13,730
Nomura Holdings, Inc.	917,000	9,334
		148,662
Commercial Banks - 2.2%
Bank of America Corp.	610,100	45,269
Bank One Corp.	2,229,300	83,287
Fifth Third Bancorp	1,030,000	59,225
UCBH Holdings, Inc.	329,400	8,548
		196,329
Consumer Finance - 2.1%
American Express Co.	1,190,512	49,597
MBNA Corp.	3,808,970	76,370
SLM Corp.	508,400	61,008
		186,975
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,640,523	67,294
Insurance - 3.9%
ACE Ltd.	1,157,100	42,234
AFLAC, Inc.	1,552,000	51,076
American International Group, Inc.	3,516,899	203,558
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	354,600	$ 16,539
Travelers Property Casualty Corp.:
Class A	142,539	2,328
Class B	1,830,703	29,602
		345,337
Thrifts & Mortgage Finance - 2.4%
Fannie Mae	2,040,000	150,960
Freddie Mac	1,089,900	65,187
		216,147
TOTAL FINANCIALS		1,160,744
HEALTH CARE - 22.7%
Biotechnology - 3.3%
Amgen, Inc. (a)	1,730,900	112,007
Biogen, Inc. (a)	649,200	27,552
Cephalon, Inc. (a)	556,400	25,144
CSL Ltd.	902,100	7,027
Genentech, Inc. (a)	195,600	12,247
Geneprot, Inc. (d)	664,000	2,324
Genzyme Corp. - General Division (a)	497,000	23,603
IDEC Pharmaceuticals Corp. (a)	948,800	36,216
ImClone Systems, Inc. (a)	640,417	18,252
MedImmune, Inc. (a)	651,100	23,081
Tanox, Inc. (a)	124,500	2,221
		289,674
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	1,307,400	55,565
Boston Scientific Corp. (a)	1,286,300	67,016
Medtronic, Inc.	2,855,600	139,153
St. Jude Medical, Inc. (a)	1,163,300	65,261
		326,995
Health Care Providers & Services - 0.6%
McKesson Corp.	1,452,100	44,028
WebMD Corp. (a)	868,200	8,630
		52,658
Pharmaceuticals - 15.1%
Abbott Laboratories	2,948,700	131,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Laboratories, Inc. (a)	764,100	$ 40,306
Eli Lilly & Co.	639,830	38,243
Johnson & Johnson	5,450,180	296,217
Merck & Co., Inc.	4,409,900	245,102
Pfizer, Inc.	11,675,505	362,169
Schering-Plough Corp.	3,332,900	61,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	695,923	35,276
Wyeth	3,022,060	132,517
		1,342,687
TOTAL HEALTH CARE		2,012,014
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	772,080	35,840
Northrop Grumman Corp.	456,000	40,105
		75,945
Airlines - 0.3%
Delta Air Lines, Inc.	1,963,300	26,230
Commercial Services & Supplies - 0.7%
ChoicePoint, Inc. (a)	238,000	8,970
Corinthian Colleges, Inc. (a)	458,100	21,549
Monster Worldwide, Inc.	456,009	9,056
Robert Half International, Inc. (a)	1,331,700	22,572
		62,147
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Industrial Conglomerates - 2.6%
3M Co.	197,100	24,927
General Electric Co.	3,648,570	104,714
Tyco International Ltd.	5,760,000	101,952
		231,593
TOTAL INDUSTRIALS		395,915
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 4.5%
3Com Corp. (a)	4,954,900	24,279
Advanced Fibre Communications, Inc. (a)	971,400	18,321
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	3,828,600	$ 23,240
Cisco Systems, Inc. (a)	5,579,300	90,831
Emulex Corp. (a)	138,900	3,431
Foundry Networks, Inc. (a)	1,508,500	23,216
Harris Corp.	1,169,200	35,415
Juniper Networks, Inc. (a)	2,925,600	40,607
Motorola, Inc.	5,847,050	49,817
Nortel Networks Corp. (a)	17,552,100	55,114
QUALCOMM, Inc.	655,500	22,012
Telefonaktiebolaget LM Ericsson ADR (a)	1,291,300	13,430
		399,713
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	1,587,200	28,522
ATI Technologies, Inc. (a)	1,211,700	10,096
Dell Computer Corp. (a)	5,500,400	172,108
EMC Corp. (a)	910,900	9,856
International Business Machines Corp.	412,730	36,337
Lexmark International, Inc. Class A (a)	692,600	51,529
Network Appliance, Inc. (a)	1,411,700	24,041
Sun Microsystems, Inc. (a)	6,839,100	29,613
		362,102
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	3,254,470	59,004
Amphenol Corp. Class A (a)	490,609	23,181
Celestica, Inc. (sub. vtg.) (a)	639,770	9,310
National Instruments Corp. (a)	277,272	10,079
Sanmina-SCI Corp. (a)	4,563,700	26,104
Waters Corp. (a)	817,500	23,184
		150,862
Internet Software & Services - 1.2%
EarthLink, Inc. (a)	1,514,625	10,209
Overture Services, Inc. (a)	1,474,588	26,305
Yahoo!, Inc. (a)	2,544,400	75,950
		112,464
IT Services - 1.9%
Concord EFS, Inc. (a)	581,800	8,797
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	2,210,300	$ 91,551
Paychex, Inc.	2,179,727	66,525
		166,873
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (a)	3,147,600	22,915
Agere Systems, Inc.:
Class A (a)	9,729,750	23,741
Class B (a)	11,076,241	25,918
Altera Corp. (a)	1,334,600	25,731
Analog Devices, Inc. (a)	1,565,700	60,358
Applied Materials, Inc. (a)	3,528,700	54,907
ASML Holding NV (NY Shares) (a)	7,082,113	71,175
Atmel Corp. (a)	6,808,100	20,629
Broadcom Corp. Class A (a)	2,112,900	51,724
Chartered Semiconductor Manufacturing Ltd. ADR (a)	905,500	4,709
Cypress Semiconductor Corp. (a)	1,804,000	19,934
Integrated Circuit Systems, Inc. (a)	124,500	3,248
Integrated Device Technology, Inc. (a)	2,925,300	35,396
Intel Corp.	6,823,500	142,202
Intersil Corp. Class A (a)	1,355,616	33,131
KLA-Tencor Corp. (a)	941,480	43,525
Lam Research Corp. (a)	2,486,800	44,414
Marvell Technology Group Ltd. (a)	1,134,100	35,962
Micron Technology, Inc. (a)	3,753,300	42,487
National Semiconductor Corp. (a)	576,380	14,386
NVIDIA Corp. (a)	2,723,817	71,282
QLogic Corp. (a)	487,000	24,394
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,315,480	53,899
Teradyne, Inc. (a)	863,600	14,811
Texas Instruments, Inc.	4,128,500	84,634
United Microelectronics Corp. sponsored ADR (a)	3,649,200	14,305
Xilinx, Inc. (a)	729,800	21,799
		1,061,616
Software - 7.0%
Adobe Systems, Inc.	1,265,000	44,642
Business Objects SA sponsored ADR (a)	389,600	7,889
Cadence Design Systems, Inc. (a)	1,250,400	17,381
Citrix Systems, Inc. (a)	627,100	13,690
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	1,228,777	$ 7,459
Electronic Arts, Inc. (a)	1,044,316	71,598
Hyperion Solutions Corp. (a)	284,993	8,977
Microsoft Corp.	13,177,969	324,310
Nintendo Co. Ltd.	137,500	10,217
Synopsys, Inc. (a)	655,179	40,156
Take-Two Interactive Software, Inc. (a)	1,145,300	28,919
VERITAS Software Corp. (a)	1,781,569	49,439
		624,677
TOTAL INFORMATION TECHNOLOGY		2,878,307
MATERIALS - 1.4%
Chemicals - 0.8%
Dow Chemical Co.	830,100	26,397
Lyondell Chemical Co.	2,899,640	41,755
		68,152
Construction Materials - 0.2%
Florida Rock Industries, Inc.	416,800	17,727
Lafarge North America, Inc.	1,216	38
		17,765
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,230,700	14,092
Metals & Mining - 0.3%
Arch Coal, Inc.	467,700	10,575
Massey Energy Co.	1,010,500	14,167
		24,742
TOTAL MATERIALS		124,751
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
KT Corp. sponsored ADR	1,025,900	19,687
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	1,371,000	20,551
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SK Telecom Co. Ltd. sponsored ADR	1,053,900	$ 18,918
Vodafone Group PLC sponsored ADR	2,205,400	48,320
		87,789
TOTAL TELECOMMUNICATION SERVICES		107,476
TOTAL COMMON STOCKS (Cost $7,828,528)		8,860,679
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	72,500	73
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,250)		73
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,510	1,821
TOTAL CONVERTIBLE BONDS (Cost $1,510)		1,821
Money Market Funds - 1.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	94,491,948	$ 94,492
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	29,855,931	29,856
TOTAL MONEY MARKET FUNDS (Cost $124,348)		124,348
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $7,955,636)		8,986,921
NET OTHER ASSETS - (1.3)%		(119,027)
NET ASSETS - 100%		$ 8,867,894
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,821,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneprot, Inc.	7/7/00	$ 3,652
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,264,422,000 and $2,411,024,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $389,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,397,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $32,050,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $4,394,156,000 of which $2,158,179,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $98,874,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,233) (cost $7,955,636) - See accompanying schedule		$ 8,986,921
Cash		241
Receivable for investments sold		17,041
Receivable for fund shares sold		9,958
Dividends receivable		7,402
Interest receivable		230
Receivable from investment adviser for expense reductions		76
Other receivables		95
Total assets		9,021,964

Liabilities
Payable for investments purchased	$ 102,603
Payable for fund shares redeemed	13,329
Accrued management fee	4,169
Distribution fees payable	3,280
Other payables and accrued expenses	833
Collateral on securities loaned, at value	29,856
Total liabilities		154,070

Net Assets		$ 8,867,894
Net Assets consist of:
Paid in capital		$ 12,778,004
Accumulated net investment loss		(8,936)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,932,458)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,031,284
Net Assets		$ 8,867,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($608,647 ÷ 16,120 shares)	$ 37.76

Maximum offering price per share (100/94.25 of $37.76)	$ 40.06
Class T: Net Asset Value and redemption price per share ($4,715,317 ÷ 124,042 shares)	$ 38.01

Maximum offering price per share (100/96.50 of $38.01)	$ 39.39
Class B: Net Asset Value and offering price per share ($1,085,858 ÷ 29,973 shares) A	$ 36.23

Class C: Net Asset Value and offering price per share ($481,707 ÷ 13,101 shares) A	$ 36.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,976,365 ÷ 49,920 shares)	$ 39.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 42,315
Interest		1,061
Security lending		152
Total income		43,528

Expenses
Management fee	$ 23,701
Transfer agent fees	10,881
Distribution fees	19,525
Accounting and security lending fees	406
Non-interested trustees' compensation	16
Depreciation in deferred trustee compensation account	(27)
Custodian fees and expenses	83
Registration fees	97
Audit	48
Legal	35
Interest	5
Miscellaneous	47
Total expenses before reductions	54,817
Expense reductions	(2,353)	52,464
Net investment income (loss)		(8,936)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(279,158)
Foreign currency transactions	(52)
Total net realized gain (loss)		(279,210)
Change in net unrealized appreciation (depreciation) on: Investment securities	553,145
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		553,146
Net gain (loss)		273,936
Net increase (decrease) in net assets resulting from operations		$ 265,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,936)	$ (46,604)
Net realized gain (loss)	(279,210)	(2,259,858)
Change in net unrealized appreciation (depreciation)	553,146	(698,418)
Net increase (decrease) in net assets resulting from operations	265,000	(3,004,880)
Share transactions - net increase (decrease)	(360,099)	(237,522)
Total increase (decrease) in net assets	(95,099)	(3,242,402)

Net Assets
Beginning of period	8,962,993	12,205,395
End of period (including accumulated net investment loss of $8,936 and accumulated net investment loss of $0, respectively)	$ 8,867,894	$ 8,962,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14	$ 51.69
Income from Investment Operations
Net investment income (loss) E	(.01)	(.12)	(.11)	(.26)	(.14)	(.13)
Net realized and unrealized gain (loss)	1.35	(11.43)	(10.63)	(1.18)	18.28	12.76
Total from investment operations	1.34	(11.55)	(10.74)	(1.44)	18.14	12.63
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	(3.45)	(5.66)	(7.02)	(6.15)
Total distributions	-	-	(3.45)	(5.66)	(7.02)	(6.18)
Net asset value, end of period	$ 37.76	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Total ReturnB,C,D	3.68%	(24.08)%	(18.27)%	(2.63)%	34.67%	28.21%
Ratios to Average Net Assets F
Expenses before expense reductions	1.20% A	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of voluntary waivers, if any	1.20% A	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.16% A	1.12%	1.09%	1.06%	1.08%	1.10%
Net investment income (loss)	(.09)% A	(.29)%	(.20)%	(.37)%	(.23)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 609	$ 560	$ 613	$ 656	$ 403	$ 92
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59	$ 51.97
Income from Investment Operations
Net investment income (loss) E	(.05)	(.19)	(.20)	(.41)	(.27)	(.21)
Net realized and unrealized gain (loss)	1.35	(11.52)	(10.81)	(1.19)	18.49	12.87
Total from investment operations	1.30	(11.71)	(11.01)	(1.60)	18.22	12.66
Distributions from net realized gain	-	-	(3.45)	(5.47)	(6.86)	(6.04)
Net asset value, end of period	$ 38.01	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Total ReturnB,C,D	3.54%	(24.18)%	(18.51)%	(2.83)%	34.44%	28.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of voluntary waivers, if any	1.39% A	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.34% A	1.28%	1.26%	1.26%	1.28%	1.27%
Net investment income (loss)	(.27)% A	(.45)%	(.37)%	(.57)%	(.43)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,715	$ 4,792	$ 7,120	$ 9,169	$ 8,047	$ 5,187
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Income from Investment Operations
Net investment income (loss) E	(.14)	(.42)	(.50)	(.79)	(.60)	(.52)
Net realized and unrealized gain (loss)	1.29	(11.05)	(10.43)	(1.11)	18.08	12.68
Total from investment operations	1.15	(11.47)	(10.93)	(1.90)	17.48	12.16
Distributions from net realized gain	-	-	(3.45)	(5.36)	(6.79)	(6.07)
Net asset value, end of period	$ 36.23	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Total ReturnB,C,D	3.28%	(24.64)%	(18.99)%	(3.37)%	33.69%	27.27%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	1.99%	1.90%	1.84%	1.85%	1.88%
Expenses net of voluntary waivers, if any	1.95% A	1.95%	1.90%	1.84%	1.85%	1.88%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.83%	1.84%	1.85%
Net investment income (loss)	(.83)% A	(1.05)%	(.98)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,086	$ 1,135	$ 1,775	$ 2,269	$ 1,396	$ 307
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Income from Investment Operations
Net investment income (loss) E	(.14)	(.41)	(.47)	(.78)	(.60)	(.54)
Net realized and unrealized gain (loss)	1.30	(11.21)	(10.60)	(1.13)	18.32	12.87
Total from investment operations	1.16	(11.62)	(11.07)	(1.91)	17.72	12.33
Distributions from net realized gain	-	-	(3.45)	(5.41)	(6.89)	(6.04)
Net asset value, end of period	$ 36.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Total ReturnB,C,D	3.26%	(24.60)%	(18.97)%	(3.34)%	33.72%	27.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.96% A	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of voluntary waivers, if any	1.95% A	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of all reductions	1.90% A	1.85%	1.81%	1.80%	1.81%	1.86%
Net investment income (loss)	(.83)% A	(1.02)%	(.92)%	(1.11)%	(.96)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 482	$ 504	$ 757	$ 901	$ 436	$ 64
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71	$ 52.86
Income from Investment Operations
Net investment income (loss) D	.06	.06	.09	(.05)	.05	.06
Net realized and unrealized gain (loss)	1.42	(11.92)	(11.10)	(1.24)	18.86	13.08
Total from investment operations	1.48	(11.86)	(11.01)	(1.29)	18.91	13.14
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	(3.45)	(5.77)	(7.13)	(6.24)
Total distributions	-	-	(3.45)	(5.77)	(7.13)	(6.29)
Net asset value, end of period	$ 39.59	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Total ReturnB,C	3.88%	(23.73)%	(18.04)%	(2.33)%	35.16%	28.67%
Ratios to Average Net Assets E
Expenses before expense reductions	.76% A	.76%	.75%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.76% A	.76%	.75%	.77%	.78%	.76%
Expenses net of all reductions	.72% A	.68%	.72%	.75%	.77%	.74%
Net investment income (loss)	.35% A	.15%	.17%	(.06)%	.08%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,976	$ 1,972	$ 1,941	$ 1,745	$ 1,448	$ 1,088
Portfolio turnover rate	56% A	93%	106%	99%	82%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,460,067	|
Unrealized depreciation	(566,464)
Net unrealized appreciation (depreciation)	$ 893,603
Cost for federal income tax purposes	$ 8,093,318

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 755	$ 11	$ 86
Class T	.28%	.25%	11,471	93	707
Class B	.75%	.25%	5,057	3,796
Class C	.75%	.25%	2,242	139
			$ 19,525	$ 4,039	$ 793

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 93
Class T	122
Class B*	1,663
Class C*	31
$ 1,909

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 855	.32*
Class T	5,486	.25*
Class B	2,264	.45*
Class C	810	.36*
Institutional Class	1,466	.16*
	$ 10,881

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,047 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ -
Class T	1.45%	-
Class B	1.95%	496
Class C	1.95%	27
Institutional Class	.95%	-
		$ 523

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 1,037
Class A	86	-
Class T	707	-
	$ 793	$ 1,037

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	2,960	6,847	$ 100,439	$ 273,608
Shares redeemed	(2,226)	(4,230)	(74,824)	(168,662)
Net increase (decrease)	734	2,617	$ 25,615	$ 104,946
Class T
Shares sold	15,604	33,485	$ 533,944	$ 1,394,538
Shares redeemed	(22,117)	(49,977)	(749,124)	(2,028,993)
Net increase (decrease)	(6,513)	(16,492)	$ (215,180)	$ (634,455)
Class B
Shares sold	1,261	3,650	$ 41,381	$ 150,466
Shares redeemed	(3,645)	(9,425)	(117,096)	(359,339)
Net increase (decrease)	(2,384)	(5,775)	$ (75,715)	$ (208,873)
Class C
Shares sold	1,147	3,542	$ 38,063	$ 147,093
Shares redeemed	(2,196)	(5,422)	(72,034)	(212,090)
Net increase (decrease)	(1,049)	(1,880)	$ (33,971)	$ (64,997)
Institutional Class
Shares sold	12,223	35,364	$ 427,022	$ 1,459,704
Shares redeemed	(14,037)	(22,470)	(487,870)	(893,847)
Net increase (decrease)	(1,814)	12,894	$ (60,848)	$ 565,857

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.5	3.1
Exxon Mobil Corp.	2.9	2.7
BellSouth Corp.	2.2	1.6
Bank of America Corp.	2.1	2.5
SBC Communications, Inc.	2.0	1.3
Allstate Corp.	1.9	2.2
Verizon Communications, Inc.	1.9	2.0
Morgan Stanley	1.6	1.5
American International Group, Inc.	1.5	2.1
Hewlett-Packard Co.	1.5	1.5
	21.1
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	29.1
Consumer Discretionary	14.3	18.0
Industrials	11.0	10.2
Consumer Staples	9.2	7.5
Energy	8.8	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 98.3%		Stocks and Equity Futures 98.9%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.3%	** Foreign investments	5.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.1%
Johnson Controls, Inc.	60,000	$ 4,995
Hotels, Restaurants & Leisure - 2.1%
Harrah's Entertainment, Inc. (a)	80,000	3,207
International Game Technology (a)	20,000	1,761
Mandalay Resort Group (a)	200,000	6,030
McDonald's Corp.	2,300,000	43,079
MGM MIRAGE (a)	360,000	10,170
Outback Steakhouse, Inc.	400,000	14,780
Sonic Corp. (a)	220,000	5,696
		84,723
Household Durables - 1.9%
Black & Decker Corp.	300,000	12,993
D.R. Horton, Inc.	91,300	2,400
Furniture Brands International, Inc. (a)	300,000	7,884
Hunter Douglas NV	144,867	4,263
Koninklijke Philips Electronics NV (NY Shares)	260,000	5,112
Leggett & Platt, Inc.	600,000	13,242
Snap-On, Inc.	100,000	3,041
Sony Corp.	240,000	6,562
Whirlpool Corp.	440,000	25,036
		80,533
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	400,000	6,404
Mattel, Inc.	220,000	4,732
Oakley, Inc. (a)	220,000	2,442
		13,578
Media - 4.2%
AOL Time Warner, Inc. (a)	1,500,000	22,830
Belo Corp. Series A	880,000	20,592
Comcast Corp.:
Class A (a)	380,000	11,442
Class A (special) (a)	400,000	11,528
Fox Entertainment Group, Inc. Class A (a)	500,000	14,055
Gannett Co., Inc.	100,000	7,900
General Motors Corp. Class H (a)	400,000	4,880
Knight-Ridder, Inc.	140,000	9,862
McGraw-Hill Companies, Inc.	200,000	12,642
Omnicom Group, Inc.	160,000	11,170
Regal Entertainment Group Class A	140,000	3,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A	180,000	$ 8,622
Tribune Co.	380,000	18,954
Walt Disney Co.	800,000	15,720
		173,309
Multiline Retail - 1.4%
Federated Department Stores, Inc.	1,500,000	48,750
Target Corp.	240,000	8,791
		57,541
Specialty Retail - 2.9%
Aeropostale, Inc.	240,000	5,124
Best Buy Co., Inc. (a)	400,000	15,480
Borders Group, Inc. (a)	900,000	14,805
Foot Locker, Inc.	160,000	2,152
Gap, Inc.	600,000	10,200
Home Depot, Inc.	100,000	3,249
Limited Brands, Inc.	600,000	9,156
Office Depot, Inc. (a)	600,000	8,040
PETCO Animal Supplies, Inc. (a)	240,000	5,045
Regis Corp.	240,000	7,008
Sherwin-Williams Co.	520,000	14,238
Staples, Inc. (a)	600,000	11,634
The Children's Place Retail Stores, Inc. (a)	22,610	344
The Pep Boys - Manny, Moe & Jack	540,000	5,686
Too, Inc. (a)	400,000	6,972
		119,133
Textiles Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co. (a)	40,000	1,985
Liz Claiborne, Inc.	860,000	29,145
Polo Ralph Lauren Corp. Class A	337,300	8,928
Russell Corp.	400,000	7,992
Tommy Hilfiger Corp. (a)	920,000	7,820
		55,870
TOTAL CONSUMER DISCRETIONARY		589,682
CONSUMER STAPLES - 9.2%
Beverages - 0.6%
Adolph Coors Co. Class B	40,000	2,203
Coca-Cola Enterprises, Inc.	400,000	7,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (a)	181,100	$ 4,993
The Coca-Cola Co.	220,000	10,025
		24,721
Food & Staples Retailing - 1.2%
CVS Corp.	600,000	15,660
Safeway, Inc. (a)	1,100,000	20,724
Whole Foods Market, Inc. (a)	60,000	3,273
Winn-Dixie Stores, Inc.	780,000	11,029
		50,686
Food Products - 3.2%
Campbell Soup Co.	400,000	9,980
ConAgra Foods, Inc.	800,000	19,416
H.J. Heinz Co.	320,000	10,582
Hershey Foods Corp.	120,000	8,532
Kellogg Co.	260,000	9,152
Kraft Foods, Inc. Class A	620,000	20,088
The J.M. Smucker Co.	500,000	18,825
Tyson Foods, Inc. Class A	700,000	6,650
Unilever NV (NY Shares)	280,000	16,380
Wm. Wrigley Jr. Co.	180,000	10,170
		129,775
Household Products - 1.3%
Colgate-Palmolive Co.	180,000	10,732
Kimberly-Clark Corp.	600,000	31,158
Procter & Gamble Co.	140,000	12,855
		54,745
Personal Products - 2.0%
Alberto-Culver Co. Class B	60,000	3,066
Avon Products, Inc.	180,000	10,969
Estee Lauder Companies, Inc. Class A	600,000	19,992
Gillette Co.	1,400,000	47,054
		81,081
Tobacco - 0.9%
Altria Group, Inc.	900,000	37,170
TOTAL CONSUMER STAPLES		378,178
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	640,000	$ 21,152
BJ Services Co. (a)	700,000	28,497
Cooper Cameron Corp. (a)	100,000	5,459
Diamond Offshore Drilling, Inc.	120,000	2,729
ENSCO International, Inc.	400,000	12,000
Nabors Industries Ltd. (a)	320,000	14,426
Noble Corp. (a)	260,000	9,272
Schlumberger Ltd. (NY Shares)	480,000	23,338
Varco International, Inc. (a)	120,000	2,598
		119,471
Oil & Gas - 5.9%
Apache Corp.	147,000	9,690
BP PLC sponsored ADR	1,000,000	41,890
ChevronTexaco Corp.	780,000	55,333
ConocoPhillips	180,000	9,715
Exxon Mobil Corp.	3,300,000	120,120
Teekay Shipping Corp.	140,000	5,887
		242,635
TOTAL ENERGY		362,106
FINANCIALS - 26.6%
Capital Markets - 4.5%
Bank of New York Co., Inc.	580,000	16,785
Charles Schwab Corp.	1,436,200	13,931
Goldman Sachs Group, Inc.	220,000	17,930
J.P. Morgan Chase & Co.	1,200,000	39,432
Lehman Brothers Holdings, Inc.	160,000	11,461
Merrill Lynch & Co., Inc.	420,000	18,186
Morgan Stanley	1,400,000	64,050
State Street Corp.	100,000	3,831
		185,606
Commercial Banks - 6.9%
Bank of America Corp.	1,200,000	89,040
Bank One Corp.	760,000	28,394
Comerica, Inc.	100,000	4,627
Fifth Third Bancorp	200,000	11,500
FleetBoston Financial Corp.	1,000,000	29,570
U.S. Bancorp, Delaware	900,000	21,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	1,100,000	$ 44,198
Wells Fargo & Co.	1,200,000	57,960
		286,619
Consumer Finance - 0.7%
American Express Co.	740,000	30,828
Diversified Financial Services - 3.5%
Citigroup, Inc.	3,500,000	143,569
Insurance - 8.3%
ACE Ltd.	1,200,000	43,800
AFLAC, Inc.	280,000	9,215
Allstate Corp.	2,200,000	79,178
American International Group, Inc.	1,100,000	63,668
Aon Corp.	500,000	12,830
Hartford Financial Services Group, Inc.	380,000	17,723
Marsh & McLennan Companies, Inc.	380,000	19,049
MBIA, Inc.	200,000	10,010
PartnerRe Ltd.	640,000	33,997
SAFECO Corp.	260,000	9,396
The Chubb Corp.	420,000	26,893
Travelers Property Casualty Corp. Class A	1,000,000	16,330
		342,089
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	340,000	11,978
Duke Realty Corp.	300,000	8,514
Equity Office Properties Trust	600,000	16,146
		36,638
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	560,000	41,440
Freddie Mac	280,000	16,747
Washington Mutual, Inc.	400,000	16,312
		74,499
TOTAL FINANCIALS		1,099,848
HEALTH CARE - 8.2%
Biotechnology - 0.1%
Biogen, Inc. (a)	120,000	5,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Communications Equipment - 1.5%
Cable Design Technologies Corp. (a)	400,000	$ 3,020
Lucent Technologies, Inc. (a)	1,600,000	3,536
Motorola, Inc.	3,600,000	30,672
Nokia Corp. sponsored ADR	740,000	13,350
Scientific-Atlanta, Inc.	400,000	7,876
SeaChange International, Inc. (a)	300,000	3,390
		61,844
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	280,000	10,623
Baxter International, Inc.	120,000	3,041
Becton, Dickinson & Co.	600,000	24,000
Boston Scientific Corp. (a)	160,000	8,336
C.R. Bard, Inc.	440,000	30,866
Edwards Lifesciences Corp. (a)	120,000	3,638
Fisher Scientific International, Inc. (a)	340,000	10,775
		91,279
Health Care Providers & Services - 1.2%
Aetna, Inc.	200,000	11,484
Anthem, Inc. (a)	140,000	10,269
HCA, Inc.	60,000	1,980
McKesson Corp.	340,000	10,309
Tenet Healthcare Corp. (a)	900,000	15,021
		49,063
Pharmaceuticals - 3.2%
Abbott Laboratories	220,000	9,801
Bristol-Myers Squibb Co.	1,000,000	25,600
Johnson & Johnson	220,000	11,957
Merck & Co., Inc.	1,000,000	55,580
Pfizer, Inc.	692,000	21,466
Schering-Plough Corp.	440,000	8,118
		132,522
TOTAL HEALTH CARE		339,801
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Boeing Co.	1,400,000	42,938
Goodrich Corp.	260,000	4,750
Honeywell International, Inc.	220,000	5,764
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	240,000	$ 21,108
United Technologies Corp.	140,000	9,555
		84,115
Air Freight & Logistics - 0.6%
Airborne, Inc.	40,000	821
CNF, Inc.	600,000	18,054
United Parcel Service, Inc. Class B	100,000	6,243
		25,118
Airlines - 0.2%
Alaska Air Group, Inc. (a)	120,000	2,281
Delta Air Lines, Inc.	240,000	3,206
Southwest Airlines Co.	100,000	1,607
		7,094
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	100,000	5,548
Imagistics International, Inc. (a)	320,000	6,944
Manpower, Inc.	80,000	2,782
Republic Services, Inc. (a)	440,000	10,520
Waste Management, Inc.	240,000	6,113
		31,907
Construction & Engineering - 0.3%
Fluor Corp.	300,000	10,647
Electrical Equipment - 0.5%
A.O. Smith Corp.	340,000	10,805
Hubbell, Inc. Class B	80,000	2,693
Rockwell Automation, Inc.	380,000	8,987
		22,485
Industrial Conglomerates - 1.5%
3M Co.	40,000	5,059
General Electric Co.	700,000	20,090
Tyco International Ltd.	2,200,000	38,940
		64,089
Machinery - 4.3%
Caterpillar, Inc.	740,000	38,591
Crane Co.	500,000	10,440
Eaton Corp.	360,000	30,215
Illinois Tool Works, Inc.	140,000	8,687
Ingersoll-Rand Co. Ltd. Class A	880,000	38,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	854,343	$ 28,851
Pentair, Inc.	500,000	19,430
Tecumseh Products Co. Class A (non-vtg.)	60,000	2,307
Timken Co.	154,400	2,529
		179,594
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	700,000	20,657
Union Pacific Corp.	180,000	10,978
		31,635
TOTAL INDUSTRIALS		456,684
INFORMATION TECHNOLOGY - 6.6%
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	300,000	5,391
Dell Computer Corp. (a)	80,000	2,503
Hewlett-Packard Co.	3,200,000	62,400
International Business Machines Corp.	340,000	29,934
SanDisk Corp. (a)	60,000	2,180
		102,408
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. (sub. vtg.) (a)	300,000	4,366
Checkpoint Systems, Inc. (a)	380,000	5,225
Tech Data Corp. (a)	180,000	4,478
Vishay Intertechnology, Inc. (a)	240,000	3,466
		17,535
Internet Software & Services - 0.0%
DoubleClick, Inc. (a)	120,000	1,260
IT Services - 1.4%
Automatic Data Processing, Inc.	100,000	3,490
Ceridian Corp. (a)	1,300,000	22,425
Computer Sciences Corp. (a)	300,000	11,910
Electronic Data Systems Corp.	540,000	10,881
Gartner, Inc. Class A (a)	300,500	2,236
Sabre Holdings Corp. Class A	200,000	4,946
		55,888
Office Electronics - 0.4%
Xerox Corp. (a)	1,600,000	17,488
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A (a)	120,000	$ 2,938
DuPont Photomasks, Inc. (a)	120,000	2,516
Intel Corp.	280,000	5,835
Micron Technology, Inc. (a)	180,000	2,038
National Semiconductor Corp. (a)	200,000	4,992
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	300,000	3,042
Texas Instruments, Inc.	500,000	10,250
		31,611
Software - 1.1%
Autodesk, Inc.	200,000	2,982
Electronic Arts, Inc. (a)	40,000	2,742
Mentor Graphics Corp. (a)	240,000	3,144
Microsoft Corp.	380,000	9,352
Network Associates, Inc. (a)	800,000	9,712
Oracle Corp. (a)	500,000	6,505
SAP AG sponsored ADR	160,000	4,557
Sybase, Inc. (a)	180,000	2,277
Synopsys, Inc. (a)	60,000	3,677
		44,948
TOTAL INFORMATION TECHNOLOGY		271,138
MATERIALS - 4.5%
Chemicals - 2.0%
Albemarle Corp.	200,000	5,354
Crompton Corp.	200,000	1,430
Cytec Industries, Inc. (a)	300,000	9,930
FMC Corp. (a)	292,900	6,089
Monsanto Co.	500,000	10,025
Olin Corp.	240,000	4,238
PPG Industries, Inc.	360,000	17,507
Praxair, Inc.	500,000	29,995
		84,568
Containers & Packaging - 0.3%
Ball Corp.	40,251	1,993
Smurfit-Stone Container Corp. (a)	320,000	4,742
Temple-Inland, Inc.	100,000	4,664
		11,399
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.0%
Alcoa, Inc.	900,000	$ 22,149
Newmont Mining Corp. Holding Co.	300,000	8,898
Phelps Dodge Corp. (a)	340,000	12,393
		43,440
Paper & Forest Products - 1.2%
International Paper Co.	480,000	17,602
MeadWestvaco Corp.	400,000	10,016
Weyerhaeuser Co.	400,000	20,152
		47,770
TOTAL MATERIALS		187,177
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 7.1%
AT&T Corp.	1,200,000	23,388
BellSouth Corp.	3,500,000	92,785
CenturyTel, Inc.	300,000	10,101
Qwest Communications International, Inc. (a)	1,700,000	7,633
SBC Communications, Inc.	3,200,000	81,472
Verizon Communications, Inc.	2,091,000	79,144
		294,523
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	1,000,000	7,770
TOTAL TELECOMMUNICATION SERVICES		302,293
UTILITIES - 1.8%
Electric Utilities - 1.4%
Cinergy Corp.	260,000	9,864
Consolidated Edison, Inc.	240,000	10,318
FirstEnergy Corp.	460,000	16,933
NSTAR	200,000	9,326
Wisconsin Energy Corp.	380,000	10,583
		57,024
Gas Utilities - 0.2%
KeySpan Corp.	240,000	8,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Duke Energy Corp.	240,000	$ 4,651
Energy East Corp.	200,000	4,256
		8,907
TOTAL UTILITIES		74,384
TOTAL COMMON STOCKS (Cost $3,779,226)		4,061,291
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. $3.50	62,000	2,976
UTILITIES - 0.2%
Electric Utilities - 0.2%
Dominion Resources, Inc. $4.375	180,000	9,525
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,372)		12,501
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.3% (b)	79,491,660	79,492
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	2,509,200	2,509
TOTAL MONEY MARKET FUNDS (Cost $82,001)		82,001
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,873,599)		4,155,793
NET OTHER ASSETS - (0.6)%		(23,176)
NET ASSETS - 100%		$ 4,132,617
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $827,941,000 and $799,823,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $133,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $16,050,000. The weighted average interest rate was 1.34%. Interest expense includes $4,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $232,724,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,491) (cost $3,873,599) - See accompanying schedule		$ 4,155,793
Receivable for investments sold		7,242
Receivable for fund shares sold		8,007
Dividends receivable		7,442
Interest receivable		123
Receivable from investment adviser for expense reductions		4
Other receivables		15
Total assets		4,178,626

Liabilities
Payable for investments purchased	$ 33,827
Payable for fund shares redeemed	6,237
Accrued management fee	1,606
Distribution fees payable	1,406
Other payables and accrued expenses	424
Collateral on securities loaned, at value	2,509
Total liabilities		46,009

Net Assets		$ 4,132,617
Net Assets consist of:
Paid in capital		$ 4,114,105
Undistributed net investment income		7,617
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(271,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		282,193
Net Assets		$ 4,132,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($495,825 ÷ 22,825 shares)	$ 21.72

Maximum offering price per share (100/94.25 of $21.72)	$ 23.05
Class T: Net Asset Value and redemption price per share ($1,961,992 ÷ 89,279 shares)	$ 21.98

Maximum offering price per share (100/96.50 of $21.98)	$ 22.78
Class B: Net Asset Value and offering price per share ($472,563 ÷ 21,689 shares) A	$ 21.79

Class C: Net Asset Value and offering price per share ($171,437 ÷ 7,853 shares) A	$ 21.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,030,800 ÷ 46,402 shares)	$ 22.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 38,842
Interest		479
Security lending		43
Total income		39,364

Expenses
Management fee	$ 9,111
Transfer agent fees	4,533
Distribution fees	8,263
Non-interested trustees' compensation	7
Depreciation in deferred trustee compensation account	(7)
Accounting and security lending fees	309
Custodian fees and expenses	28
Registration fees	84
Audit	37
Legal	16
Interest	4
Miscellaneous	19
Total expenses before reductions	22,404
Expense reductions	(634)	21,770
Net investment income (loss)		17,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,157
Foreign currency transactions	(5)
Futures contracts	872
Total net realized gain (loss)		9,024
Change in net unrealized appreciation (depreciation) on: Investment securities	104,143
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,973)
Total change in net unrealized appreciation (depreciation)		102,169
Net gain (loss)		111,193
Net increase (decrease) in net assets resulting from operations		$ 128,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,594	$ 29,650
Net realized gain (loss)	9,024	(266,357)
Change in net unrealized appreciation (depreciation)	102,169	(180,004)
Net increase (decrease) in net assets resulting from operations	128,787	(416,711)
Distributions to shareholders from net investment income	(17,722)	(25,650)
Distributions to shareholders from net realized gain	-	(37,571)
Total distributions	(17,722)	(63,221)
Share transactions - net increase (decrease)	38,610	564,317
Total increase (decrease) in net assets	149,675	84,385

Net Assets
Beginning of period	3,982,942	3,898,557
End of period (including undistributed net investment income of $7,617 and undistributed net investment income of $7,745, respectively)	$ 4,132,617	$ 3,982,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15	$ 26.69
Income from Investment Operations
Net investment income (loss) E	.11	.21	.22	.38	.23	.24
Net realized and unrealized gain (loss)	.60	(2.39)	.20	1.41	.88	3.19
Total from investment operations	.71	(2.18)	.42	1.79	1.11	3.43
Distributions from net investment income	(.11)	(.20)	(.27)	(.34)	(.25)	(.25)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.11)	(.43)	(3.11)	(3.09)	(1.54)	(1.97)
Net asset value, end of period	$ 21.72	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Total Return B, C, D	3.42%	(9.35)%	1.36%	7.21%	4.06%	13.82%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of voluntary waivers, if any	1.03% A	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of all reductions	1.00% A	.97%	.95%	.97%	.96%	1.02%
Net investment income (loss)	1.09% A	.93%	.88%	1.51%	.83%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 496	$ 464	$ 371	$ 161	$ 120	$ 65
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35	$ 26.85
Income from Investment Operations
Net investment income (loss) E	.09	.16	.16	.34	.17	.19
Net realized and unrealized gain (loss)	.62	(2.42)	.20	1.41	.90	3.22
Total from investment operations	.71	(2.26)	.36	1.75	1.07	3.41
Distributions from net investment income	(.09)	(.13)	(.21)	(.28)	(.18)	(.19)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.09)	(.36)	(3.05)	(3.03)	(1.47)	(1.91)
Net asset value, end of period	$ 21.98	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Total Return B, C, D	3.37%	(9.57)%	1.10%	6.97%	3.89%	13.63%
Ratios to Average Net Assets F
Expenses before expense reductions	1.27% A	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.27% A	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of all reductions	1.24% A	1.20%	1.19%	1.18%	1.18%	1.20%
Net investment income (loss)	.85% A	.70%	.65%	1.30%	.61%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,962	$ 1,903	$ 2,058	$ 1,889	$ 2,494	$ 2,635
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20	$ 26.73
Income from Investment Operations
Net investment income (loss) E	.03	.02	.03	.20	.03	.05
Net realized and unrealized gain (loss)	.61	(2.39)	.20	1.40	.88	3.21
Total from investment operations	.64	(2.37)	.23	1.60	.91	3.26
Distributions from net investment income	(.03)	(.02)	(.08)	(.15)	(.03)	(.07)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.03)	(.25)	(2.92)	(2.90)	(1.32)	(1.79)
Net asset value, end of period	$ 21.79	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Total Return B, C, D	3.04%	(10.07)%	.57%	6.38%	3.33%	13.06%
Ratios to Average Net Assets F
Expenses before expense reductions	1.87% A	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.85% A	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of all reductions	1.82% A	1.79%	1.73%	1.72%	1.69%	1.72%
Net investment income (loss)	.27% A	.11%	.10%	.76%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 473	$ 472	$ 620	$ 697	$ 893	$ 878
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.03	.19	.02	.02
Net realized and unrealized gain (loss)	.61	(2.40)	.22	1.42	.89	3.21
Total from investment operations	.64	(2.37)	.25	1.61	.91	3.23
Distributions from net investment income	(.03)	(.02)	(.08)	(.16)	(.04)	(.12)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.03)	(.25)	(2.92)	(2.91)	(1.33)	(1.84)
Net asset value, end of period	$ 21.83	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Total Return B, C, D	3.03%	(10.06)%	.65%	6.41%	3.32%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of voluntary waivers, if any	1.83% A	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of all reductions	1.80% A	1.75%	1.71%	1.71%	1.70%	1.82%
Net investment income (loss)	.29% A	.15%	.12%	.77%	.09%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 159	$ 136	$ 69	$ 65	$ 37
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59	$ 27.07
Income from Investment Operations
Net investment income (loss) D	.15	.29	.29	.47	.32	.34
Net realized and unrealized gain (loss)	.61	(2.44)	.21	1.44	.90	3.24
Total from investment operations	.76	(2.15)	.50	1.91	1.22	3.58
Distributions from net investment income	(.14)	(.27)	(.35)	(.42)	(.33)	(.34)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.14)	(.50)	(3.19)	(3.17)	(1.62)	(2.06)
Net asset value, end of period	$ 22.21	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Total Return B, C	3.60%	(9.04)%	1.67%	7.57%	4.40%	14.23%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.69%	.69%	.68%	.69%	.68%
Expenses net of voluntary waivers, if any	.68% A	.69%	.69%	.68%	.69%	.68%
Expenses net of all reductions	.65% A	.64%	.65%	.65%	.66%	.67%
Net investment income (loss)	1.44% A	1.26%	1.18%	1.83%	1.13%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 1,031	$ 985	$ 714	$ 468	$ 458	$ 493
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 580,441	|
Unrealized depreciation	(307,968)
Net unrealized appreciation (depreciation)	$ 272,473
Cost for federal income tax purposes	$ 3,883,320

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 610	$ 1	$ 51
Class T	.27%	.25%	4,697	32	208
Class B	.75%	.25%	2,189	1,643	-
Class C	.75%	.25%	767	175	-
			$ 8,263	$ 1,851	$ 259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	66
Class B*	585
Class C*	18
$ 772

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 560	.25*
Class T	2,141	.24*
Class B	784	.36*
Class C	244	.32*
Institutional Class	804	.17*
	$ 4,533

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $460 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 40

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 335
Class A	51	-
Class T	208	-
	$ 259	$ 335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 2,456	$ 3,931
Class T	8,032	11,618
Class B	662	490
Class C	228	129
Institutional Class	6,344	9,482
Total	$ 17,722	$ 25,650
From net realized gain
Class A	$ -	$ 3,812
Class T	-	19,587
Class B	-	5,947
Class C	-	1,348
Institutional Class	-	6,877
Total	$ -	$ 37,571

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	4,424	13,860	$ 88,144	$ 317,321
Reinvestment of distributions	117	307	2,270	7,105
Shares redeemed	(3,676)	(7,826)	(72,549)	(172,144)
Net increase (decrease)	865	6,341	$ 17,865	$ 152,282
Class T
Shares sold	13,084	30,649	$ 263,523	$ 700,574
Reinvestment of distributions	389	1,276	7,670	30,212
Shares redeemed	(13,254)	(28,688)	(264,681)	(638,381)
Net increase (decrease)	219	3,237	$ 6,512	$ 92,405
Class B
Shares sold	1,970	6,617	$ 39,350	$ 151,649
Reinvestment of distributions	30	241	586	5,744
Shares redeemed	(2,584)	(10,636)	(50,987)	(238,263)
Net increase (decrease)	(584)	(3,778)	$ (11,051)	$ (80,870)
Class C
Shares sold	1,367	4,418	$ 27,468	$ 100,529
Reinvestment of distributions	10	53	198	1,261
Shares redeemed	(1,035)	(2,648)	(20,314)	(57,702)
Net increase (decrease)	342	1,823	$ 7,352	$ 44,088
Institutional Class
Shares sold	11,296	33,189	$ 228,960	$ 722,182
Reinvestment of distributions	248	501	4,932	11,817
Shares redeemed	(10,796)	(17,517)	(215,960)	(377,587)
Net increase (decrease)	748	16,173	$ 17,932	$ 356,412

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.5	3.1
Exxon Mobil Corp.	2.9	2.7
BellSouth Corp.	2.2	1.6
Bank of America Corp.	2.1	2.5
SBC Communications, Inc.	2.0	1.3
Allstate Corp.	1.9	2.2
Verizon Communications, Inc.	1.9	2.0
Morgan Stanley	1.6	1.5
American International Group, Inc.	1.5	2.1
Hewlett-Packard Co.	1.5	1.5
	21.1
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	29.1
Consumer Discretionary	14.3	18.0
Industrials	11.0	10.2
Consumer Staples	9.2	7.5
Energy	8.8	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 98.3%		Stocks and Equity Futures 98.9%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.3%	** Foreign investments	5.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.1%
Johnson Controls, Inc.	60,000	$ 4,995
Hotels, Restaurants & Leisure - 2.1%
Harrah's Entertainment, Inc. (a)	80,000	3,207
International Game Technology (a)	20,000	1,761
Mandalay Resort Group (a)	200,000	6,030
McDonald's Corp.	2,300,000	43,079
MGM MIRAGE (a)	360,000	10,170
Outback Steakhouse, Inc.	400,000	14,780
Sonic Corp. (a)	220,000	5,696
		84,723
Household Durables - 1.9%
Black & Decker Corp.	300,000	12,993
D.R. Horton, Inc.	91,300	2,400
Furniture Brands International, Inc. (a)	300,000	7,884
Hunter Douglas NV	144,867	4,263
Koninklijke Philips Electronics NV (NY Shares)	260,000	5,112
Leggett & Platt, Inc.	600,000	13,242
Snap-On, Inc.	100,000	3,041
Sony Corp.	240,000	6,562
Whirlpool Corp.	440,000	25,036
		80,533
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	400,000	6,404
Mattel, Inc.	220,000	4,732
Oakley, Inc. (a)	220,000	2,442
		13,578
Media - 4.2%
AOL Time Warner, Inc. (a)	1,500,000	22,830
Belo Corp. Series A	880,000	20,592
Comcast Corp.:
Class A (a)	380,000	11,442
Class A (special) (a)	400,000	11,528
Fox Entertainment Group, Inc. Class A (a)	500,000	14,055
Gannett Co., Inc.	100,000	7,900
General Motors Corp. Class H (a)	400,000	4,880
Knight-Ridder, Inc.	140,000	9,862
McGraw-Hill Companies, Inc.	200,000	12,642
Omnicom Group, Inc.	160,000	11,170
Regal Entertainment Group Class A	140,000	3,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A	180,000	$ 8,622
Tribune Co.	380,000	18,954
Walt Disney Co.	800,000	15,720
		173,309
Multiline Retail - 1.4%
Federated Department Stores, Inc.	1,500,000	48,750
Target Corp.	240,000	8,791
		57,541
Specialty Retail - 2.9%
Aeropostale, Inc.	240,000	5,124
Best Buy Co., Inc. (a)	400,000	15,480
Borders Group, Inc. (a)	900,000	14,805
Foot Locker, Inc.	160,000	2,152
Gap, Inc.	600,000	10,200
Home Depot, Inc.	100,000	3,249
Limited Brands, Inc.	600,000	9,156
Office Depot, Inc. (a)	600,000	8,040
PETCO Animal Supplies, Inc. (a)	240,000	5,045
Regis Corp.	240,000	7,008
Sherwin-Williams Co.	520,000	14,238
Staples, Inc. (a)	600,000	11,634
The Children's Place Retail Stores, Inc. (a)	22,610	344
The Pep Boys - Manny, Moe & Jack	540,000	5,686
Too, Inc. (a)	400,000	6,972
		119,133
Textiles Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co. (a)	40,000	1,985
Liz Claiborne, Inc.	860,000	29,145
Polo Ralph Lauren Corp. Class A	337,300	8,928
Russell Corp.	400,000	7,992
Tommy Hilfiger Corp. (a)	920,000	7,820
		55,870
TOTAL CONSUMER DISCRETIONARY		589,682
CONSUMER STAPLES - 9.2%
Beverages - 0.6%
Adolph Coors Co. Class B	40,000	2,203
Coca-Cola Enterprises, Inc.	400,000	7,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (a)	181,100	$ 4,993
The Coca-Cola Co.	220,000	10,025
		24,721
Food & Staples Retailing - 1.2%
CVS Corp.	600,000	15,660
Safeway, Inc. (a)	1,100,000	20,724
Whole Foods Market, Inc. (a)	60,000	3,273
Winn-Dixie Stores, Inc.	780,000	11,029
		50,686
Food Products - 3.2%
Campbell Soup Co.	400,000	9,980
ConAgra Foods, Inc.	800,000	19,416
H.J. Heinz Co.	320,000	10,582
Hershey Foods Corp.	120,000	8,532
Kellogg Co.	260,000	9,152
Kraft Foods, Inc. Class A	620,000	20,088
The J.M. Smucker Co.	500,000	18,825
Tyson Foods, Inc. Class A	700,000	6,650
Unilever NV (NY Shares)	280,000	16,380
Wm. Wrigley Jr. Co.	180,000	10,170
		129,775
Household Products - 1.3%
Colgate-Palmolive Co.	180,000	10,732
Kimberly-Clark Corp.	600,000	31,158
Procter & Gamble Co.	140,000	12,855
		54,745
Personal Products - 2.0%
Alberto-Culver Co. Class B	60,000	3,066
Avon Products, Inc.	180,000	10,969
Estee Lauder Companies, Inc. Class A	600,000	19,992
Gillette Co.	1,400,000	47,054
		81,081
Tobacco - 0.9%
Altria Group, Inc.	900,000	37,170
TOTAL CONSUMER STAPLES		378,178
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	640,000	$ 21,152
BJ Services Co. (a)	700,000	28,497
Cooper Cameron Corp. (a)	100,000	5,459
Diamond Offshore Drilling, Inc.	120,000	2,729
ENSCO International, Inc.	400,000	12,000
Nabors Industries Ltd. (a)	320,000	14,426
Noble Corp. (a)	260,000	9,272
Schlumberger Ltd. (NY Shares)	480,000	23,338
Varco International, Inc. (a)	120,000	2,598
		119,471
Oil & Gas - 5.9%
Apache Corp.	147,000	9,690
BP PLC sponsored ADR	1,000,000	41,890
ChevronTexaco Corp.	780,000	55,333
ConocoPhillips	180,000	9,715
Exxon Mobil Corp.	3,300,000	120,120
Teekay Shipping Corp.	140,000	5,887
		242,635
TOTAL ENERGY		362,106
FINANCIALS - 26.6%
Capital Markets - 4.5%
Bank of New York Co., Inc.	580,000	16,785
Charles Schwab Corp.	1,436,200	13,931
Goldman Sachs Group, Inc.	220,000	17,930
J.P. Morgan Chase & Co.	1,200,000	39,432
Lehman Brothers Holdings, Inc.	160,000	11,461
Merrill Lynch & Co., Inc.	420,000	18,186
Morgan Stanley	1,400,000	64,050
State Street Corp.	100,000	3,831
		185,606
Commercial Banks - 6.9%
Bank of America Corp.	1,200,000	89,040
Bank One Corp.	760,000	28,394
Comerica, Inc.	100,000	4,627
Fifth Third Bancorp	200,000	11,500
FleetBoston Financial Corp.	1,000,000	29,570
U.S. Bancorp, Delaware	900,000	21,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	1,100,000	$ 44,198
Wells Fargo & Co.	1,200,000	57,960
		286,619
Consumer Finance - 0.7%
American Express Co.	740,000	30,828
Diversified Financial Services - 3.5%
Citigroup, Inc.	3,500,000	143,569
Insurance - 8.3%
ACE Ltd.	1,200,000	43,800
AFLAC, Inc.	280,000	9,215
Allstate Corp.	2,200,000	79,178
American International Group, Inc.	1,100,000	63,668
Aon Corp.	500,000	12,830
Hartford Financial Services Group, Inc.	380,000	17,723
Marsh & McLennan Companies, Inc.	380,000	19,049
MBIA, Inc.	200,000	10,010
PartnerRe Ltd.	640,000	33,997
SAFECO Corp.	260,000	9,396
The Chubb Corp.	420,000	26,893
Travelers Property Casualty Corp. Class A	1,000,000	16,330
		342,089
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	340,000	11,978
Duke Realty Corp.	300,000	8,514
Equity Office Properties Trust	600,000	16,146
		36,638
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	560,000	41,440
Freddie Mac	280,000	16,747
Washington Mutual, Inc.	400,000	16,312
		74,499
TOTAL FINANCIALS		1,099,848
HEALTH CARE - 8.2%
Biotechnology - 0.1%
Biogen, Inc. (a)	120,000	5,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Communications Equipment - 1.5%
Cable Design Technologies Corp. (a)	400,000	$ 3,020
Lucent Technologies, Inc. (a)	1,600,000	3,536
Motorola, Inc.	3,600,000	30,672
Nokia Corp. sponsored ADR	740,000	13,350
Scientific-Atlanta, Inc.	400,000	7,876
SeaChange International, Inc. (a)	300,000	3,390
		61,844
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	280,000	10,623
Baxter International, Inc.	120,000	3,041
Becton, Dickinson & Co.	600,000	24,000
Boston Scientific Corp. (a)	160,000	8,336
C.R. Bard, Inc.	440,000	30,866
Edwards Lifesciences Corp. (a)	120,000	3,638
Fisher Scientific International, Inc. (a)	340,000	10,775
		91,279
Health Care Providers & Services - 1.2%
Aetna, Inc.	200,000	11,484
Anthem, Inc. (a)	140,000	10,269
HCA, Inc.	60,000	1,980
McKesson Corp.	340,000	10,309
Tenet Healthcare Corp. (a)	900,000	15,021
		49,063
Pharmaceuticals - 3.2%
Abbott Laboratories	220,000	9,801
Bristol-Myers Squibb Co.	1,000,000	25,600
Johnson & Johnson	220,000	11,957
Merck & Co., Inc.	1,000,000	55,580
Pfizer, Inc.	692,000	21,466
Schering-Plough Corp.	440,000	8,118
		132,522
TOTAL HEALTH CARE		339,801
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Boeing Co.	1,400,000	42,938
Goodrich Corp.	260,000	4,750
Honeywell International, Inc.	220,000	5,764
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	240,000	$ 21,108
United Technologies Corp.	140,000	9,555
		84,115
Air Freight & Logistics - 0.6%
Airborne, Inc.	40,000	821
CNF, Inc.	600,000	18,054
United Parcel Service, Inc. Class B	100,000	6,243
		25,118
Airlines - 0.2%
Alaska Air Group, Inc. (a)	120,000	2,281
Delta Air Lines, Inc.	240,000	3,206
Southwest Airlines Co.	100,000	1,607
		7,094
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	100,000	5,548
Imagistics International, Inc. (a)	320,000	6,944
Manpower, Inc.	80,000	2,782
Republic Services, Inc. (a)	440,000	10,520
Waste Management, Inc.	240,000	6,113
		31,907
Construction & Engineering - 0.3%
Fluor Corp.	300,000	10,647
Electrical Equipment - 0.5%
A.O. Smith Corp.	340,000	10,805
Hubbell, Inc. Class B	80,000	2,693
Rockwell Automation, Inc.	380,000	8,987
		22,485
Industrial Conglomerates - 1.5%
3M Co.	40,000	5,059
General Electric Co.	700,000	20,090
Tyco International Ltd.	2,200,000	38,940
		64,089
Machinery - 4.3%
Caterpillar, Inc.	740,000	38,591
Crane Co.	500,000	10,440
Eaton Corp.	360,000	30,215
Illinois Tool Works, Inc.	140,000	8,687
Ingersoll-Rand Co. Ltd. Class A	880,000	38,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	854,343	$ 28,851
Pentair, Inc.	500,000	19,430
Tecumseh Products Co. Class A (non-vtg.)	60,000	2,307
Timken Co.	154,400	2,529
		179,594
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	700,000	20,657
Union Pacific Corp.	180,000	10,978
		31,635
TOTAL INDUSTRIALS		456,684
INFORMATION TECHNOLOGY - 6.6%
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	300,000	5,391
Dell Computer Corp. (a)	80,000	2,503
Hewlett-Packard Co.	3,200,000	62,400
International Business Machines Corp.	340,000	29,934
SanDisk Corp. (a)	60,000	2,180
		102,408
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. (sub. vtg.) (a)	300,000	4,366
Checkpoint Systems, Inc. (a)	380,000	5,225
Tech Data Corp. (a)	180,000	4,478
Vishay Intertechnology, Inc. (a)	240,000	3,466
		17,535
Internet Software & Services - 0.0%
DoubleClick, Inc. (a)	120,000	1,260
IT Services - 1.4%
Automatic Data Processing, Inc.	100,000	3,490
Ceridian Corp. (a)	1,300,000	22,425
Computer Sciences Corp. (a)	300,000	11,910
Electronic Data Systems Corp.	540,000	10,881
Gartner, Inc. Class A (a)	300,500	2,236
Sabre Holdings Corp. Class A	200,000	4,946
		55,888
Office Electronics - 0.4%
Xerox Corp. (a)	1,600,000	17,488
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A (a)	120,000	$ 2,938
DuPont Photomasks, Inc. (a)	120,000	2,516
Intel Corp.	280,000	5,835
Micron Technology, Inc. (a)	180,000	2,038
National Semiconductor Corp. (a)	200,000	4,992
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	300,000	3,042
Texas Instruments, Inc.	500,000	10,250
		31,611
Software - 1.1%
Autodesk, Inc.	200,000	2,982
Electronic Arts, Inc. (a)	40,000	2,742
Mentor Graphics Corp. (a)	240,000	3,144
Microsoft Corp.	380,000	9,352
Network Associates, Inc. (a)	800,000	9,712
Oracle Corp. (a)	500,000	6,505
SAP AG sponsored ADR	160,000	4,557
Sybase, Inc. (a)	180,000	2,277
Synopsys, Inc. (a)	60,000	3,677
		44,948
TOTAL INFORMATION TECHNOLOGY		271,138
MATERIALS - 4.5%
Chemicals - 2.0%
Albemarle Corp.	200,000	5,354
Crompton Corp.	200,000	1,430
Cytec Industries, Inc. (a)	300,000	9,930
FMC Corp. (a)	292,900	6,089
Monsanto Co.	500,000	10,025
Olin Corp.	240,000	4,238
PPG Industries, Inc.	360,000	17,507
Praxair, Inc.	500,000	29,995
		84,568
Containers & Packaging - 0.3%
Ball Corp.	40,251	1,993
Smurfit-Stone Container Corp. (a)	320,000	4,742
Temple-Inland, Inc.	100,000	4,664
		11,399
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.0%
Alcoa, Inc.	900,000	$ 22,149
Newmont Mining Corp. Holding Co.	300,000	8,898
Phelps Dodge Corp. (a)	340,000	12,393
		43,440
Paper & Forest Products - 1.2%
International Paper Co.	480,000	17,602
MeadWestvaco Corp.	400,000	10,016
Weyerhaeuser Co.	400,000	20,152
		47,770
TOTAL MATERIALS		187,177
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 7.1%
AT&T Corp.	1,200,000	23,388
BellSouth Corp.	3,500,000	92,785
CenturyTel, Inc.	300,000	10,101
Qwest Communications International, Inc. (a)	1,700,000	7,633
SBC Communications, Inc.	3,200,000	81,472
Verizon Communications, Inc.	2,091,000	79,144
		294,523
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	1,000,000	7,770
TOTAL TELECOMMUNICATION SERVICES		302,293
UTILITIES - 1.8%
Electric Utilities - 1.4%
Cinergy Corp.	260,000	9,864
Consolidated Edison, Inc.	240,000	10,318
FirstEnergy Corp.	460,000	16,933
NSTAR	200,000	9,326
Wisconsin Energy Corp.	380,000	10,583
		57,024
Gas Utilities - 0.2%
KeySpan Corp.	240,000	8,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Duke Energy Corp.	240,000	$ 4,651
Energy East Corp.	200,000	4,256
		8,907
TOTAL UTILITIES		74,384
TOTAL COMMON STOCKS (Cost $3,779,226)		4,061,291
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. $3.50	62,000	2,976
UTILITIES - 0.2%
Electric Utilities - 0.2%
Dominion Resources, Inc. $4.375	180,000	9,525
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,372)		12,501
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.3% (b)	79,491,660	79,492
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	2,509,200	2,509
TOTAL MONEY MARKET FUNDS (Cost $82,001)		82,001
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,873,599)		4,155,793
NET OTHER ASSETS - (0.6)%		(23,176)
NET ASSETS - 100%		$ 4,132,617
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $827,941,000 and $799,823,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $133,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $16,050,000. The weighted average interest rate was 1.34%. Interest expense includes $4,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $232,724,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,491) (cost $3,873,599) - See accompanying schedule		$ 4,155,793
Receivable for investments sold		7,242
Receivable for fund shares sold		8,007
Dividends receivable		7,442
Interest receivable		123
Receivable from investment adviser for expense reductions		4
Other receivables		15
Total assets		4,178,626

Liabilities
Payable for investments purchased	$ 33,827
Payable for fund shares redeemed	6,237
Accrued management fee	1,606
Distribution fees payable	1,406
Other payables and accrued expenses	424
Collateral on securities loaned, at value	2,509
Total liabilities		46,009

Net Assets		$ 4,132,617
Net Assets consist of:
Paid in capital		$ 4,114,105
Undistributed net investment income		7,617
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(271,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		282,193
Net Assets		$ 4,132,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($495,825 ÷ 22,825 shares)	$ 21.72

Maximum offering price per share (100/94.25 of $21.72)	$ 23.05
Class T: Net Asset Value and redemption price per share ($1,961,992 ÷ 89,279 shares)	$ 21.98

Maximum offering price per share (100/96.50 of $21.98)	$ 22.78
Class B: Net Asset Value and offering price per share ($472,563 ÷ 21,689 shares) A	$ 21.79

Class C: Net Asset Value and offering price per share ($171,437 ÷ 7,853 shares) A	$ 21.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,030,800 ÷ 46,402 shares)	$ 22.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 38,842
Interest		479
Security lending		43
Total income		39,364

Expenses
Management fee	$ 9,111
Transfer agent fees	4,533
Distribution fees	8,263
Non-interested trustees' compensation	7
Depreciation in deferred trustee compensation account	(7)
Accounting and security lending fees	309
Custodian fees and expenses	28
Registration fees	84
Audit	37
Legal	16
Interest	4
Miscellaneous	19
Total expenses before reductions	22,404
Expense reductions	(634)	21,770
Net investment income (loss)		17,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,157
Foreign currency transactions	(5)
Futures contracts	872
Total net realized gain (loss)		9,024
Change in net unrealized appreciation (depreciation) on: Investment securities	104,143
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,973)
Total change in net unrealized appreciation (depreciation)		102,169
Net gain (loss)		111,193
Net increase (decrease) in net assets resulting from operations		$ 128,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,594	$ 29,650
Net realized gain (loss)	9,024	(266,357)
Change in net unrealized appreciation (depreciation)	102,169	(180,004)
Net increase (decrease) in net assets resulting from operations	128,787	(416,711)
Distributions to shareholders from net investment income	(17,722)	(25,650)
Distributions to shareholders from net realized gain	-	(37,571)
Total distributions	(17,722)	(63,221)
Share transactions - net increase (decrease)	38,610	564,317
Total increase (decrease) in net assets	149,675	84,385

Net Assets
Beginning of period	3,982,942	3,898,557
End of period (including undistributed net investment income of $7,617 and undistributed net investment income of $7,745, respectively)	$ 4,132,617	$ 3,982,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15	$ 26.69
Income from Investment Operations
Net investment income (loss) E	.11	.21	.22	.38	.23	.24
Net realized and unrealized gain (loss)	.60	(2.39)	.20	1.41	.88	3.19
Total from investment operations	.71	(2.18)	.42	1.79	1.11	3.43
Distributions from net investment income	(.11)	(.20)	(.27)	(.34)	(.25)	(.25)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.11)	(.43)	(3.11)	(3.09)	(1.54)	(1.97)
Net asset value, end of period	$ 21.72	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Total Return B, C, D	3.42%	(9.35)%	1.36%	7.21%	4.06%	13.82%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of voluntary waivers, if any	1.03% A	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of all reductions	1.00% A	.97%	.95%	.97%	.96%	1.02%
Net investment income (loss)	1.09% A	.93%	.88%	1.51%	.83%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 496	$ 464	$ 371	$ 161	$ 120	$ 65
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35	$ 26.85
Income from Investment Operations
Net investment income (loss) E	.09	.16	.16	.34	.17	.19
Net realized and unrealized gain (loss)	.62	(2.42)	.20	1.41	.90	3.22
Total from investment operations	.71	(2.26)	.36	1.75	1.07	3.41
Distributions from net investment income	(.09)	(.13)	(.21)	(.28)	(.18)	(.19)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.09)	(.36)	(3.05)	(3.03)	(1.47)	(1.91)
Net asset value, end of period	$ 21.98	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Total Return B, C, D	3.37%	(9.57)%	1.10%	6.97%	3.89%	13.63%
Ratios to Average Net Assets F
Expenses before expense reductions	1.27% A	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.27% A	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of all reductions	1.24% A	1.20%	1.19%	1.18%	1.18%	1.20%
Net investment income (loss)	.85% A	.70%	.65%	1.30%	.61%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,962	$ 1,903	$ 2,058	$ 1,889	$ 2,494	$ 2,635
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20	$ 26.73
Income from Investment Operations
Net investment income (loss) E	.03	.02	.03	.20	.03	.05
Net realized and unrealized gain (loss)	.61	(2.39)	.20	1.40	.88	3.21
Total from investment operations	.64	(2.37)	.23	1.60	.91	3.26
Distributions from net investment income	(.03)	(.02)	(.08)	(.15)	(.03)	(.07)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.03)	(.25)	(2.92)	(2.90)	(1.32)	(1.79)
Net asset value, end of period	$ 21.79	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Total Return B, C, D	3.04%	(10.07)%	.57%	6.38%	3.33%	13.06%
Ratios to Average Net Assets F
Expenses before expense reductions	1.87% A	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.85% A	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of all reductions	1.82% A	1.79%	1.73%	1.72%	1.69%	1.72%
Net investment income (loss)	.27% A	.11%	.10%	.76%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 473	$ 472	$ 620	$ 697	$ 893	$ 878
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.03	.19	.02	.02
Net realized and unrealized gain (loss)	.61	(2.40)	.22	1.42	.89	3.21
Total from investment operations	.64	(2.37)	.25	1.61	.91	3.23
Distributions from net investment income	(.03)	(.02)	(.08)	(.16)	(.04)	(.12)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.03)	(.25)	(2.92)	(2.91)	(1.33)	(1.84)
Net asset value, end of period	$ 21.83	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Total Return B, C, D	3.03%	(10.06)%	.65%	6.41%	3.32%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of voluntary waivers, if any	1.83% A	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of all reductions	1.80% A	1.75%	1.71%	1.71%	1.70%	1.82%
Net investment income (loss)	.29% A	.15%	.12%	.77%	.09%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 159	$ 136	$ 69	$ 65	$ 37
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59	$ 27.07
Income from Investment Operations
Net investment income (loss) D	.15	.29	.29	.47	.32	.34
Net realized and unrealized gain (loss)	.61	(2.44)	.21	1.44	.90	3.24
Total from investment operations	.76	(2.15)	.50	1.91	1.22	3.58
Distributions from net investment income	(.14)	(.27)	(.35)	(.42)	(.33)	(.34)
Distributions from net realized gain	-	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.14)	(.50)	(3.19)	(3.17)	(1.62)	(2.06)
Net asset value, end of period	$ 22.21	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Total Return B, C	3.60%	(9.04)%	1.67%	7.57%	4.40%	14.23%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.69%	.69%	.68%	.69%	.68%
Expenses net of voluntary waivers, if any	.68% A	.69%	.69%	.68%	.69%	.68%
Expenses net of all reductions	.65% A	.64%	.65%	.65%	.66%	.67%
Net investment income (loss)	1.44% A	1.26%	1.18%	1.83%	1.13%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 1,031	$ 985	$ 714	$ 468	$ 458	$ 493
Portfolio turnover rate	43% A	40%	60%	101%	113%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 580,441	|
Unrealized depreciation	(307,968)
Net unrealized appreciation (depreciation)	$ 272,473
Cost for federal income tax purposes	$ 3,883,320

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 610	$ 1	$ 51
Class T	.27%	.25%	4,697	32	208
Class B	.75%	.25%	2,189	1,643	-
Class C	.75%	.25%	767	175	-
			$ 8,263	$ 1,851	$ 259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	66
Class B*	585
Class C*	18
$ 772

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 560	.25*
Class T	2,141	.24*
Class B	784	.36*
Class C	244	.32*
Institutional Class	804	.17*
	$ 4,533

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $460 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 40

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 335
Class A	51	-
Class T	208	-
	$ 259	$ 335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 2,456	$ 3,931
Class T	8,032	11,618
Class B	662	490
Class C	228	129
Institutional Class	6,344	9,482
Total	$ 17,722	$ 25,650
From net realized gain
Class A	$ -	$ 3,812
Class T	-	19,587
Class B	-	5,947
Class C	-	1,348
Institutional Class	-	6,877
Total	$ -	$ 37,571

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	4,424	13,860	$ 88,144	$ 317,321
Reinvestment of distributions	117	307	2,270	7,105
Shares redeemed	(3,676)	(7,826)	(72,549)	(172,144)
Net increase (decrease)	865	6,341	$ 17,865	$ 152,282
Class T
Shares sold	13,084	30,649	$ 263,523	$ 700,574
Reinvestment of distributions	389	1,276	7,670	30,212
Shares redeemed	(13,254)	(28,688)	(264,681)	(638,381)
Net increase (decrease)	219	3,237	$ 6,512	$ 92,405
Class B
Shares sold	1,970	6,617	$ 39,350	$ 151,649
Reinvestment of distributions	30	241	586	5,744
Shares redeemed	(2,584)	(10,636)	(50,987)	(238,263)
Net increase (decrease)	(584)	(3,778)	$ (11,051)	$ (80,870)
Class C
Shares sold	1,367	4,418	$ 27,468	$ 100,529
Reinvestment of distributions	10	53	198	1,261
Shares redeemed	(1,035)	(2,648)	(20,314)	(57,702)
Net increase (decrease)	342	1,823	$ 7,352	$ 44,088
Institutional Class
Shares sold	11,296	33,189	$ 228,960	$ 722,182
Reinvestment of distributions	248	501	4,932	11,817
Shares redeemed	(10,796)	(17,517)	(215,960)	(377,587)
Net increase (decrease)	748	16,173	$ 17,932	$ 356,412

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Gillette Co.	3.9	3.7
Citigroup, Inc.	3.3	3.8
Pfizer, Inc.	3.0	3.3
The Coca-Cola Co.	2.9	2.8
Microsoft Corp.	2.8	2.9
General Electric Co.	2.7	2.7
Viacom, Inc. Class B (non-vtg.)	2.5	3.0
Merck & Co., Inc.	2.4	2.2
Freddie Mac	2.0	2.7
Schlumberger Ltd. (NY Shares)	2.0	1.4
	27.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.1	17.6
Information Technology	16.5	12.7
Health Care	16.1	13.1
Financials	15.3	17.3
Consumer Staples	11.5	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 93.8%
	Short-Term Investments and Net Other Assets 3.2%		Convertible Securities 0.1%
Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	6.2%	** Foreign investments	3.6%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.1%
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	89,400	$ 2,736
Panera Bread Co. Class A (a)	268,900	9,387
Starwood Hotels & Resorts Worldwide, Inc. unit	1,211,000	35,095
		47,218
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	896,000	32,202
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	223,700	6,854
Media - 12.4%
AOL Time Warner, Inc. (a)	6,522,400	99,271
Cablevision Systems Corp. - NY Group Class A (a)	536,900	10,394
Clear Channel Communications, Inc. (a)	938,500	38,197
Comcast Corp.:
Class A (a)	218,265	6,572
Class A (special) (a)	2,712,900	78,186
Fox Entertainment Group, Inc. Class A (a)	3,684,600	103,574
General Motors Corp. Class H (a)	714,900	8,722
Interpublic Group of Companies, Inc.	536,900	7,382
Liberty Media Corp. Class A (a)	2,547,200	29,802
McGraw-Hill Companies, Inc.	59,000	3,729
Meredith Corp.	580,300	25,516
News Corp. Ltd. ADR	1,385,200	42,623
Omnicom Group, Inc.	626,700	43,750
Univision Communications, Inc. Class A (a)	1,552,900	46,354
Viacom, Inc. Class B (non-vtg.) (a)	3,035,915	138,195
Walt Disney Co.	447,600	8,795
		691,062
Multiline Retail - 0.1%
Dollar General Corp.	179,000	3,347
Kohl's Corp. (a)	89,400	4,680
		8,027
Specialty Retail - 1.9%
Home Depot, Inc.	1,952,950	63,451
Lowe's Companies, Inc.	140,200	5,925
Staples, Inc. (a)	1,931,800	37,458
		106,834
Textiles Apparel & Luxury Goods - 1.2%
Adidas-Salomon AG	314,813	27,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Coach, Inc. (a)	313,300	$ 15,392
NIKE, Inc. Class B	402,900	22,558
		65,666
TOTAL CONSUMER DISCRETIONARY		957,863
CONSUMER STAPLES - 11.5%
Beverages - 3.4%
Pepsi Bottling Group, Inc.	268,600	5,477
PepsiCo, Inc.	447,100	19,762
The Coca-Cola Co.	3,617,500	164,849
		190,088
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (a)	388,700	14,401
Sysco Corp.	357,000	11,046
Wal-Mart Stores, Inc.	996,600	52,431
		77,878
Food Products - 1.6%
Dean Foods Co. (a)	905,000	41,404
Kraft Foods, Inc. Class A	345,800	11,204
The J.M. Smucker Co.	674,116	25,380
Tyson Foods, Inc. Class A	1,074,300	10,206
		88,194
Household Products - 0.4%
Colgate-Palmolive Co.	223,100	13,301
Procter & Gamble Co.	98,900	9,081
		22,382
Personal Products - 4.1%
Avon Products, Inc.	207,380	12,638
Gillette Co.	6,509,600	218,789
		231,427
Tobacco - 0.6%
Altria Group, Inc.	759,680	31,375
TOTAL CONSUMER STAPLES		641,344
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.4%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	813,000	$ 26,870
Cooper Cameron Corp. (a)	336,200	18,353
Helmerich & Payne, Inc.	224,800	6,942
Schlumberger Ltd. (NY Shares)	2,233,500	108,593
		160,758
Oil & Gas - 3.5%
BP PLC sponsored ADR	1,461,656	61,229
ChevronTexaco Corp.	179,100	12,705
ConocoPhillips	479,022	25,853
Exxon Mobil Corp.	2,607,800	94,924
		194,711
TOTAL ENERGY		355,469
FINANCIALS - 15.3%
Capital Markets - 3.9%
Bank of New York Co., Inc.	134,300	3,887
Charles Schwab Corp.	996,230	9,663
Janus Capital Group, Inc.	718,500	11,173
Lehman Brothers Holdings, Inc.	268,300	19,218
Merrill Lynch & Co., Inc.	2,231,400	96,620
Morgan Stanley	1,742,800	79,733
		220,294
Commercial Banks - 0.7%
Bank of America Corp.	316,700	23,499
Bank One Corp.	416,000	15,542
		39,041
Consumer Finance - 1.7%
American Express Co.	1,822,500	75,925
SLM Corp.	175,700	21,084
		97,009
Diversified Financial Services - 3.3%
Citigroup, Inc.	4,462,493	183,051
Insurance - 2.2%
American International Group, Inc.	1,764,028	102,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	582,400	$ 9,511
Class B	552,059	8,927
		120,540
Thrifts & Mortgage Finance - 3.5%
Fannie Mae	1,164,942	86,206
Freddie Mac	1,858,900	111,181
		197,387
TOTAL FINANCIALS		857,322
HEALTH CARE - 16.1%
Biotechnology - 1.0%
Celgene Corp. (a)	451,100	14,201
Genentech, Inc. (a)	312,800	19,584
IDEC Pharmaceuticals Corp. (a)	402,200	15,352
Vertex Pharmaceuticals, Inc. (a)	272,000	3,952
		53,089
Health Care Equipment & Supplies - 4.9%
Alcon, Inc.	851,600	36,193
Bausch & Lomb, Inc.	268,100	10,172
Beckman Coulter, Inc.	357,500	14,532
Becton, Dickinson & Co.	1,510,200	60,408
Boston Scientific Corp. (a)	765,500	39,883
C.R. Bard, Inc.	312,800	21,943
Medtronic, Inc.	1,003,500	48,901
St. Jude Medical, Inc. (a)	711,600	39,921
		271,953
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	45,095	2,602
WebMD Corp. (a)	509,500	5,064
		7,666
Pharmaceuticals - 10.1%
Abbott Laboratories	1,698,170	75,653
Barr Laboratories, Inc. (a)	67,155	3,542
Bristol-Myers Squibb Co.	358,600	9,180
Eli Lilly & Co.	223,400	13,353
Forest Laboratories, Inc. (a)	268,100	13,539
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,133,400	$ 61,600
Merck & Co., Inc.	2,414,900	134,220
Novartis AG sponsored ADR	448,400	17,936
Pfizer, Inc.	5,468,868	169,644
Schering-Plough Corp.	892,400	16,465
Wyeth	1,176,800	51,603
		566,735
TOTAL HEALTH CARE		899,443
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	89,630	4,161
Northrop Grumman Corp.	290,900	25,585
		29,746
Air Freight & Logistics - 0.8%
FedEx Corp.	537,000	34,357
United Parcel Service, Inc. Class B	178,700	11,156
		45,513
Airlines - 0.9%
Alaska Air Group, Inc. (a)	357,900	6,804
Delta Air Lines, Inc.	588,800	7,866
Southwest Airlines Co.	2,329,800	37,440
		52,110
Industrial Conglomerates - 3.6%
3M Co.	89,900	11,370
General Electric Co.	5,227,750	150,036
Tyco International Ltd.	2,189,900	38,761
		200,167
Machinery - 1.0%
Caterpillar, Inc.	491,900	25,653
Danaher Corp.	456,400	30,542
		56,195
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
CSX Corp.	315,710	$ 10,340
Union Pacific Corp.	182,500	11,131
		21,471
TOTAL INDUSTRIALS		405,202
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 3.4%
Brocade Communications Systems, Inc. (a)	1,223,500	7,427
CIENA Corp. (a)	536,200	3,083
Cisco Systems, Inc. (a)	4,295,300	69,927
Corning, Inc. (a)	1,163,000	8,502
Juniper Networks, Inc. (a)	1,608,600	22,327
Motorola, Inc.	4,290,200	36,553
Nokia Corp. sponsored ADR	938,600	16,932
Nortel Networks Corp. (a)	5,925,300	18,605
QUALCOMM, Inc.	134,100	4,503
Sonus Networks, Inc. (a)	1,065,400	4,954
		192,813
Computers & Peripherals - 3.4%
Dell Computer Corp. (a)	1,813,500	56,744
Diebold, Inc.	537,000	21,442
EMC Corp. (a)	1,698,500	18,378
Hewlett-Packard Co.	1,251,400	24,402
International Business Machines Corp.	536,600	47,242
SanDisk Corp. (a)	529,600	19,240
		187,448
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	404,800	7,339
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	2,055,700	61,363
IT Services - 0.6%
First Data Corp.	624,800	25,879
Paychex, Inc.	186,434	5,690
		31,569
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc. (a)	1,046,800	40,354
Applied Materials, Inc. (a)	721,800	11,231
Intel Corp.	1,710,490	35,647
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (a)	78,500	$ 3,629
Lam Research Corp. (a)	390,200	6,969
Marvell Technology Group Ltd. (a)	448,300	14,216
National Semiconductor Corp. (a)	1,534,800	38,309
NVIDIA Corp. (a)	312,800	8,186
Teradyne, Inc. (a)	496,900	8,522
Texas Instruments, Inc.	2,413,200	49,471
Xilinx, Inc. (a)	605,900	18,098
		234,632
Software - 3.7%
Adobe Systems, Inc.	1,159,300	40,912
Microsoft Corp.	6,235,900	153,465
VERITAS Software Corp. (a)	447,400	12,415
		206,792
TOTAL INFORMATION TECHNOLOGY		921,956
MATERIALS - 1.9%
Chemicals - 1.4%
Dow Chemical Co.	1,452,100	46,177
Monsanto Co.	537,000	10,767
Praxair, Inc.	361,300	21,674
		78,618
Metals & Mining - 0.5%
Alcoa, Inc.	1,028,700	25,316
TOTAL MATERIALS		103,934
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	355,700	9,430
SBC Communications, Inc.	512,440	13,047
Verizon Communications, Inc.	1,701,000	64,383
		86,860
TOTAL COMMON STOCKS (Cost $4,631,466)		5,229,393
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $19,980)	$ 20,000	$ 19,980
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	447,286,162	447,286
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	17,660,500	17,661
TOTAL MONEY MARKET FUNDS (Cost $464,947)		464,947
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,116,393)		5,714,320
NET OTHER ASSETS - (2.1)%		(119,097)
NET ASSETS - 100%		$ 5,595,223
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
764 S&P 500 Index Contracts	June 2003	$ 183,990	$ 29,696
The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,980,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,284,067,000 and $1,504,466,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $163,000 for the period.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $2,298,739,000 of which $1,230,501,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,034) (cost $5,116,393) - See accompanying schedule		$ 5,714,320
Foreign currency held at value (cost $303)		300
Receivable for fund shares sold		2,028
Dividends receivable		6,229
Interest receivable		457
Receivable for daily variation on futures contracts		2,693
Other receivables		88
Total assets		5,726,115

Liabilities
Payable for investments purchased	$ 89,745
Payable for fund shares redeemed	18,187
Accrued management fee	1,955
Distribution fees payable	2,457
Other payables and accrued expenses	887
Collateral on securities loaned, at value	17,661
Total liabilities		130,892

Net Assets		$ 5,595,223
Net Assets consist of:
Paid in capital		$ 7,330,789
Undistributed net investment income		6,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,369,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		627,735
Net Assets		$ 5,595,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,772 ÷ 8,076 shares)	$ 24.61

Maximum offering price per share (100/94.25 of $24.61)	$ 26.11
Class T: Net Asset Value and redemption price per share ($4,541,238 ÷ 182,326 shares)	$ 24.91

Maximum offering price per share (100/96.50 of $24.91)	$ 25.81
Class B: Net Asset Value and offering price per share ($564,733 ÷ 23,227 shares) A	$ 24.31

Class C: Net Asset Value and offering price per share ($130,323 ÷ 5,341 shares) A	$ 24.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($160,157 ÷ 6,421 shares)	$ 24.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 35,368
Interest		3,381
Security lending		164
Total income		38,913

Expenses
Management fee Basic fee	$ 15,551
Performance adjustment	(8,611)
Transfer agent fees	7,512
Distribution fees	14,897
Accounting and security lending fees	346
Non-interested trustees' compensation	11
Depreciation in deferred trustee compensation account	(33)
Custodian fees and expenses	39
Registration fees	60
Audit	49
Legal	29
Miscellaneous	37
Total expenses before reductions	29,887
Expense reductions	(1,234)	28,653
Net investment income (loss)		10,260
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,418
Futures contracts	2,426
Total net realized gain (loss)		9,844
Change in net unrealized appreciation (depreciation) on: Investment securities	210,101
Assets and liabilities in foreign currencies	113
Futures contracts	(2,786)
Total change in net unrealized appreciation (depreciation)		207,428
Net gain (loss)		217,272
Net increase (decrease) in net assets resulting from operations		$ 227,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,260	$ 27,985
Net realized gain (loss)	9,844	(997,481)
Change in net unrealized appreciation (depreciation)	207,428	(458,442)
Net increase (decrease) in net assets resulting from operations	227,532	(1,427,938)
Distributions to shareholders from net investment income	(27,646)	(58,747)
Share transactions - net increase (decrease)	(580,138)	(2,352,024)
Total increase (decrease) in net assets	(380,252)	(3,838,709)

Net Assets
Beginning of period	5,975,475	9,814,184
End of period (including undistributed net investment income of $6,344 and undistributed net investment income of $23,730, respectively)	$ 5,595,223	$ 5,975,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02
Income from Investment Operations
Net investment income (loss) E	.06	.14	.20	.08	.47	.48
Net realized and unrealized gain (loss)	1.11	(4.66)	(5.26)	(7.65)	2.97	8.03
Total from investment operations	1.17	(4.52)	(5.06)	(7.57)	3.44	8.51
Distributions from net investment income	(.17)	(.26)	-	(.50)	(.47)	(.60)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.17)	(.26)	(3.96)	(5.63)	(2.16)	(3.20)
Net asset value, end of period	$ 24.61	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Total Return B, C, D	5.03%	(16.06)%	(15.23)%	(16.86)%	7.31%	20.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.77%	.78%	.87%	.92%	.97%
Expenses net of voluntary waivers, if any	.94% A	.77%	.78%	.87%	.92%	.97%
Expenses net of all reductions	.89% A	.73%	.75%	.84%	.91%	.96%
Net investment income (loss)	.57% A	.57%	.67%	.17%	.93%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 199	$ 202	$ 320	$ 452	$ 640	$ 359
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20
Income from Investment Operations
Net investment income (loss) E	.05	.11	.16	- G	.37	.42
Net realized and unrealized gain (loss)	1.13	(4.71)	(5.32)	(7.72)	3.00	8.08
Total from investment operations	1.18	(4.60)	(5.16)	(7.72)	3.37	8.50
Distributions from net investment income	(.12)	(.19)	-	(.35)	(.35)	(.47)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.12)	(.19)	(3.96)	(5.48)	(2.04)	(3.07)
Net asset value, end of period	$ 24.91	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Total Return B, C, D	5.00%	(16.16)%	(15.37)%	(17.01)%	7.10%	20.63%
Ratios to Average Net Assets F
Expenses before expense reductions	1.06% A	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.06% A	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of all reductions	1.01% A	.86%	.90%	1.03%	1.11%	1.13%
Net investment income (loss)	.45% A	.44%	.52%	(.01)%	.73%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 4,541	$ 4,878	$ 8,136	$ 13,813	$ 24,357	$ 24,802
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.04)	(.26)	.09	.14
Net realized and unrealized gain (loss)	1.10	(4.61)	(5.20)	(7.59)	2.97	8.04
Total from investment operations	1.07	(4.67)	(5.24)	(7.85)	3.06	8.18
Distributions from net investment income	-	-	-	(.16)	(.24)	(.48)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	-	(3.96)	(5.29)	(1.93)	(3.08)
Net asset value, end of period	$ 24.31	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Total Return B, C, D	4.60%	(16.73)%	(15.91)%	(17.49)%	6.50%	19.95%
Ratios to Average Net Assets F
Expenses before expense reductions	1.74% A	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of voluntary waivers, if any	1.74% A	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of all reductions	1.70% A	1.53%	1.54%	1.62%	1.66%	1.70%
Net investment income (loss)	(.24)% A	(.24)%	(.13)%	(.60)%	.19%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 565	$ 598	$ 939	$ 1,437	$ 2,264	$ 1,432
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.25)	.10	.12
Net realized and unrealized gain (loss)	1.10	(4.62)	(5.21)	(7.61)	2.97	8.08
Total from investment operations	1.08	(4.67)	(5.24)	(7.86)	3.07	8.20
Distributions from net investment income	-	-	-	(.21)	(.32)	(.47)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	-	(3.96)	(5.34)	(2.01)	(3.07)
Net asset value, end of period	$ 24.40	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Total Return B, C, D	4.63%	(16.68)%	(15.87)%	(17.48)%	6.50%	19.91%
Ratios to Average Net Assets F
Expenses before expense reductions	1.70% A	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of voluntary waivers, if any	1.70% A	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of all reductions	1.66% A	1.49%	1.50%	1.59%	1.64%	1.70%
Net investment income (loss)	(.20)% A	(.20)%	(.08)%	(.57)%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 130	$ 142	$ 232	$ 400	$ 688	$ 301
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31
Income from Investment Operations
Net investment income (loss) D	.11	.25	.33	.22	.63	.65
Net realized and unrealized gain (loss)	1.12	(4.73)	(5.35)	(7.72)	2.98	8.10
Total from investment operations	1.23	(4.48)	(5.02)	(7.50)	3.61	8.75
Distributions from net investment income	(.29)	(.39)	-	(.62)	(.60)	(.68)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.29)	(.39)	(3.96)	(5.75)	(2.29)	(3.28)
Net asset value, end of period	$ 24.94	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Total Return B, C	5.25%	(15.71)%	(14.92)%	(16.58)%	7.62%	21.29%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.38%	.40%	.53%	.62%	.62%
Expenses net of voluntary waivers, if any	.50% A	.38%	.40%	.53%	.62%	.62%
Expenses net of all reductions	.45% A	.34%	.37%	.51%	.61%	.61%
Net investment income (loss)	1.01% A	.96%	1.05%	.51%	1.24%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 155	$ 187	$ 346	$ 584	$ 618
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 940,326	|
Unrealized depreciation	(384,891)
Net unrealized appreciation (depreciation)	$ 555,435
Cost for federal income tax purposes	$ 5,158,885

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .26% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 253	$ 5	$ 21
Class T	.27%	.25%	11,327	122	503
Class B	.75%	.25%	2,691	2,020	-
Class C	.75%	.25%	626	4	-
			$ 14,897	$ 2,151	$ 524

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	69
Class B*	674
Class C*	6
$ 769

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 354	.38*
Class T	5,491	.25*
Class B	1,244	.46*
Class C	264	.42*
Institutional Class	159	.22*
	$ 7,512

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,220 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$	$ 709	$ 1
Class A	21	-	-
Class T	503	-	-
	$ 524	$ 709	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,452	$ 2,812
Class T	24,334	53,412
Institutional Class	1,860	2,523
Total	$ 27,646	$ 58,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	529	1,113	$ 11,760	$ 28,352
Reinvestment of distributions	62	97	1,390	2,690
Shares redeemed	(1,088)	(3,892)	(24,157)	(99,189)
Net increase (decrease)	(497)	(2,682)	$ (11,007)	$ (68,147)
Class T
Shares sold	10,481	23,625	$ 236,548	$ 611,210
Reinvestment of distributions	1,021	1,797	23,039	50,359
Shares redeemed	(33,690)	(104,967)	(756,884)	(2,687,340)
Net increase (decrease)	(22,188)	(79,545)	$ (497,297)	$ (2,025,771)
Class B
Shares sold	429	1,014	$ 9,487	$ 25,438
Shares redeemed	(2,932)	(8,936)	(64,020)	(219,589)
Net increase (decrease)	(2,503)	(7,922)	$ (54,533)	$ (194,151)
Class C
Shares sold	270	663	$ 5,992	$ 16,876
Shares redeemed	(1,035)	(2,856)	(22,802)	(71,275)
Net increase (decrease)	(765)	(2,193)	$ (16,810)	$ (54,399)
Institutional Class
Shares sold	855	3,115	$ 19,328	$ 72,157
Reinvestment of distributions	79	81	1,776	2,270
Shares redeemed	(959)	(3,223)	(21,595)	(83,983)
Net increase (decrease)	(25)	(27)	$ (491)	$ (9,556)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Gillette Co.	3.9	3.7
Citigroup, Inc.	3.3	3.8
Pfizer, Inc.	3.0	3.3
The Coca-Cola Co.	2.9	2.8
Microsoft Corp.	2.8	2.9
General Electric Co.	2.7	2.7
Viacom, Inc. Class B (non-vtg.)	2.5	3.0
Merck & Co., Inc.	2.4	2.2
Freddie Mac	2.0	2.7
Schlumberger Ltd. (NY Shares)	2.0	1.4
	27.5
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.1	17.6
Information Technology	16.5	12.7
Health Care	16.1	13.1
Financials	15.3	17.3
Consumer Staples	11.5	10.4
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 93.8%
	Short-Term Investments and Net Other Assets 3.2%		Convertible Securities 0.1%
Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	6.2%	** Foreign investments	3.6%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.1%
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	89,400	$ 2,736
Panera Bread Co. Class A (a)	268,900	9,387
Starwood Hotels & Resorts Worldwide, Inc. unit	1,211,000	35,095
		47,218
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	896,000	32,202
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	223,700	6,854
Media - 12.4%
AOL Time Warner, Inc. (a)	6,522,400	99,271
Cablevision Systems Corp. - NY Group Class A (a)	536,900	10,394
Clear Channel Communications, Inc. (a)	938,500	38,197
Comcast Corp.:
Class A (a)	218,265	6,572
Class A (special) (a)	2,712,900	78,186
Fox Entertainment Group, Inc. Class A (a)	3,684,600	103,574
General Motors Corp. Class H (a)	714,900	8,722
Interpublic Group of Companies, Inc.	536,900	7,382
Liberty Media Corp. Class A (a)	2,547,200	29,802
McGraw-Hill Companies, Inc.	59,000	3,729
Meredith Corp.	580,300	25,516
News Corp. Ltd. ADR	1,385,200	42,623
Omnicom Group, Inc.	626,700	43,750
Univision Communications, Inc. Class A (a)	1,552,900	46,354
Viacom, Inc. Class B (non-vtg.) (a)	3,035,915	138,195
Walt Disney Co.	447,600	8,795
		691,062
Multiline Retail - 0.1%
Dollar General Corp.	179,000	3,347
Kohl's Corp. (a)	89,400	4,680
		8,027
Specialty Retail - 1.9%
Home Depot, Inc.	1,952,950	63,451
Lowe's Companies, Inc.	140,200	5,925
Staples, Inc. (a)	1,931,800	37,458
		106,834
Textiles Apparel & Luxury Goods - 1.2%
Adidas-Salomon AG	314,813	27,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Coach, Inc. (a)	313,300	$ 15,392
NIKE, Inc. Class B	402,900	22,558
		65,666
TOTAL CONSUMER DISCRETIONARY		957,863
CONSUMER STAPLES - 11.5%
Beverages - 3.4%
Pepsi Bottling Group, Inc.	268,600	5,477
PepsiCo, Inc.	447,100	19,762
The Coca-Cola Co.	3,617,500	164,849
		190,088
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (a)	388,700	14,401
Sysco Corp.	357,000	11,046
Wal-Mart Stores, Inc.	996,600	52,431
		77,878
Food Products - 1.6%
Dean Foods Co. (a)	905,000	41,404
Kraft Foods, Inc. Class A	345,800	11,204
The J.M. Smucker Co.	674,116	25,380
Tyson Foods, Inc. Class A	1,074,300	10,206
		88,194
Household Products - 0.4%
Colgate-Palmolive Co.	223,100	13,301
Procter & Gamble Co.	98,900	9,081
		22,382
Personal Products - 4.1%
Avon Products, Inc.	207,380	12,638
Gillette Co.	6,509,600	218,789
		231,427
Tobacco - 0.6%
Altria Group, Inc.	759,680	31,375
TOTAL CONSUMER STAPLES		641,344
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.4%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	813,000	$ 26,870
Cooper Cameron Corp. (a)	336,200	18,353
Helmerich & Payne, Inc.	224,800	6,942
Schlumberger Ltd. (NY Shares)	2,233,500	108,593
		160,758
Oil & Gas - 3.5%
BP PLC sponsored ADR	1,461,656	61,229
ChevronTexaco Corp.	179,100	12,705
ConocoPhillips	479,022	25,853
Exxon Mobil Corp.	2,607,800	94,924
		194,711
TOTAL ENERGY		355,469
FINANCIALS - 15.3%
Capital Markets - 3.9%
Bank of New York Co., Inc.	134,300	3,887
Charles Schwab Corp.	996,230	9,663
Janus Capital Group, Inc.	718,500	11,173
Lehman Brothers Holdings, Inc.	268,300	19,218
Merrill Lynch & Co., Inc.	2,231,400	96,620
Morgan Stanley	1,742,800	79,733
		220,294
Commercial Banks - 0.7%
Bank of America Corp.	316,700	23,499
Bank One Corp.	416,000	15,542
		39,041
Consumer Finance - 1.7%
American Express Co.	1,822,500	75,925
SLM Corp.	175,700	21,084
		97,009
Diversified Financial Services - 3.3%
Citigroup, Inc.	4,462,493	183,051
Insurance - 2.2%
American International Group, Inc.	1,764,028	102,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	582,400	$ 9,511
Class B	552,059	8,927
		120,540
Thrifts & Mortgage Finance - 3.5%
Fannie Mae	1,164,942	86,206
Freddie Mac	1,858,900	111,181
		197,387
TOTAL FINANCIALS		857,322
HEALTH CARE - 16.1%
Biotechnology - 1.0%
Celgene Corp. (a)	451,100	14,201
Genentech, Inc. (a)	312,800	19,584
IDEC Pharmaceuticals Corp. (a)	402,200	15,352
Vertex Pharmaceuticals, Inc. (a)	272,000	3,952
		53,089
Health Care Equipment & Supplies - 4.9%
Alcon, Inc.	851,600	36,193
Bausch & Lomb, Inc.	268,100	10,172
Beckman Coulter, Inc.	357,500	14,532
Becton, Dickinson & Co.	1,510,200	60,408
Boston Scientific Corp. (a)	765,500	39,883
C.R. Bard, Inc.	312,800	21,943
Medtronic, Inc.	1,003,500	48,901
St. Jude Medical, Inc. (a)	711,600	39,921
		271,953
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	45,095	2,602
WebMD Corp. (a)	509,500	5,064
		7,666
Pharmaceuticals - 10.1%
Abbott Laboratories	1,698,170	75,653
Barr Laboratories, Inc. (a)	67,155	3,542
Bristol-Myers Squibb Co.	358,600	9,180
Eli Lilly & Co.	223,400	13,353
Forest Laboratories, Inc. (a)	268,100	13,539
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,133,400	$ 61,600
Merck & Co., Inc.	2,414,900	134,220
Novartis AG sponsored ADR	448,400	17,936
Pfizer, Inc.	5,468,868	169,644
Schering-Plough Corp.	892,400	16,465
Wyeth	1,176,800	51,603
		566,735
TOTAL HEALTH CARE		899,443
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	89,630	4,161
Northrop Grumman Corp.	290,900	25,585
		29,746
Air Freight & Logistics - 0.8%
FedEx Corp.	537,000	34,357
United Parcel Service, Inc. Class B	178,700	11,156
		45,513
Airlines - 0.9%
Alaska Air Group, Inc. (a)	357,900	6,804
Delta Air Lines, Inc.	588,800	7,866
Southwest Airlines Co.	2,329,800	37,440
		52,110
Industrial Conglomerates - 3.6%
3M Co.	89,900	11,370
General Electric Co.	5,227,750	150,036
Tyco International Ltd.	2,189,900	38,761
		200,167
Machinery - 1.0%
Caterpillar, Inc.	491,900	25,653
Danaher Corp.	456,400	30,542
		56,195
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
CSX Corp.	315,710	$ 10,340
Union Pacific Corp.	182,500	11,131
		21,471
TOTAL INDUSTRIALS		405,202
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 3.4%
Brocade Communications Systems, Inc. (a)	1,223,500	7,427
CIENA Corp. (a)	536,200	3,083
Cisco Systems, Inc. (a)	4,295,300	69,927
Corning, Inc. (a)	1,163,000	8,502
Juniper Networks, Inc. (a)	1,608,600	22,327
Motorola, Inc.	4,290,200	36,553
Nokia Corp. sponsored ADR	938,600	16,932
Nortel Networks Corp. (a)	5,925,300	18,605
QUALCOMM, Inc.	134,100	4,503
Sonus Networks, Inc. (a)	1,065,400	4,954
		192,813
Computers & Peripherals - 3.4%
Dell Computer Corp. (a)	1,813,500	56,744
Diebold, Inc.	537,000	21,442
EMC Corp. (a)	1,698,500	18,378
Hewlett-Packard Co.	1,251,400	24,402
International Business Machines Corp.	536,600	47,242
SanDisk Corp. (a)	529,600	19,240
		187,448
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	404,800	7,339
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	2,055,700	61,363
IT Services - 0.6%
First Data Corp.	624,800	25,879
Paychex, Inc.	186,434	5,690
		31,569
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc. (a)	1,046,800	40,354
Applied Materials, Inc. (a)	721,800	11,231
Intel Corp.	1,710,490	35,647
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (a)	78,500	$ 3,629
Lam Research Corp. (a)	390,200	6,969
Marvell Technology Group Ltd. (a)	448,300	14,216
National Semiconductor Corp. (a)	1,534,800	38,309
NVIDIA Corp. (a)	312,800	8,186
Teradyne, Inc. (a)	496,900	8,522
Texas Instruments, Inc.	2,413,200	49,471
Xilinx, Inc. (a)	605,900	18,098
		234,632
Software - 3.7%
Adobe Systems, Inc.	1,159,300	40,912
Microsoft Corp.	6,235,900	153,465
VERITAS Software Corp. (a)	447,400	12,415
		206,792
TOTAL INFORMATION TECHNOLOGY		921,956
MATERIALS - 1.9%
Chemicals - 1.4%
Dow Chemical Co.	1,452,100	46,177
Monsanto Co.	537,000	10,767
Praxair, Inc.	361,300	21,674
		78,618
Metals & Mining - 0.5%
Alcoa, Inc.	1,028,700	25,316
TOTAL MATERIALS		103,934
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	355,700	9,430
SBC Communications, Inc.	512,440	13,047
Verizon Communications, Inc.	1,701,000	64,383
		86,860
TOTAL COMMON STOCKS (Cost $4,631,466)		5,229,393
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $19,980)	$ 20,000	$ 19,980
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	447,286,162	447,286
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	17,660,500	17,661
TOTAL MONEY MARKET FUNDS (Cost $464,947)		464,947
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,116,393)		5,714,320
NET OTHER ASSETS - (2.1)%		(119,097)
NET ASSETS - 100%		$ 5,595,223
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
764 S&P 500 Index Contracts	June 2003	$ 183,990	$ 29,696
The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,980,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,284,067,000 and $1,504,466,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $163,000 for the period.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $2,298,739,000 of which $1,230,501,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,034) (cost $5,116,393) - See accompanying schedule		$ 5,714,320
Foreign currency held at value (cost $303)		300
Receivable for fund shares sold		2,028
Dividends receivable		6,229
Interest receivable		457
Receivable for daily variation on futures contracts		2,693
Other receivables		88
Total assets		5,726,115

Liabilities
Payable for investments purchased	$ 89,745
Payable for fund shares redeemed	18,187
Accrued management fee	1,955
Distribution fees payable	2,457
Other payables and accrued expenses	887
Collateral on securities loaned, at value	17,661
Total liabilities		130,892

Net Assets		$ 5,595,223
Net Assets consist of:
Paid in capital		$ 7,330,789
Undistributed net investment income		6,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,369,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		627,735
Net Assets		$ 5,595,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,772 ÷ 8,076 shares)	$ 24.61

Maximum offering price per share (100/94.25 of $24.61)	$ 26.11
Class T: Net Asset Value and redemption price per share ($4,541,238 ÷ 182,326 shares)	$ 24.91

Maximum offering price per share (100/96.50 of $24.91)	$ 25.81
Class B: Net Asset Value and offering price per share ($564,733 ÷ 23,227 shares) A	$ 24.31

Class C: Net Asset Value and offering price per share ($130,323 ÷ 5,341 shares) A	$ 24.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($160,157 ÷ 6,421 shares)	$ 24.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 35,368
Interest		3,381
Security lending		164
Total income		38,913

Expenses
Management fee Basic fee	$ 15,551
Performance adjustment	(8,611)
Transfer agent fees	7,512
Distribution fees	14,897
Accounting and security lending fees	346
Non-interested trustees' compensation	11
Depreciation in deferred trustee compensation account	(33)
Custodian fees and expenses	39
Registration fees	60
Audit	49
Legal	29
Miscellaneous	37
Total expenses before reductions	29,887
Expense reductions	(1,234)	28,653
Net investment income (loss)		10,260
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,418
Futures contracts	2,426
Total net realized gain (loss)		9,844
Change in net unrealized appreciation (depreciation) on: Investment securities	210,101
Assets and liabilities in foreign currencies	113
Futures contracts	(2,786)
Total change in net unrealized appreciation (depreciation)		207,428
Net gain (loss)		217,272
Net increase (decrease) in net assets resulting from operations		$ 227,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,260	$ 27,985
Net realized gain (loss)	9,844	(997,481)
Change in net unrealized appreciation (depreciation)	207,428	(458,442)
Net increase (decrease) in net assets resulting from operations	227,532	(1,427,938)
Distributions to shareholders from net investment income	(27,646)	(58,747)
Share transactions - net increase (decrease)	(580,138)	(2,352,024)
Total increase (decrease) in net assets	(380,252)	(3,838,709)

Net Assets
Beginning of period	5,975,475	9,814,184
End of period (including undistributed net investment income of $6,344 and undistributed net investment income of $23,730, respectively)	$ 5,595,223	$ 5,975,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02
Income from Investment Operations
Net investment income (loss) E	.06	.14	.20	.08	.47	.48
Net realized and unrealized gain (loss)	1.11	(4.66)	(5.26)	(7.65)	2.97	8.03
Total from investment operations	1.17	(4.52)	(5.06)	(7.57)	3.44	8.51
Distributions from net investment income	(.17)	(.26)	-	(.50)	(.47)	(.60)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.17)	(.26)	(3.96)	(5.63)	(2.16)	(3.20)
Net asset value, end of period	$ 24.61	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Total Return B, C, D	5.03%	(16.06)%	(15.23)%	(16.86)%	7.31%	20.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.77%	.78%	.87%	.92%	.97%
Expenses net of voluntary waivers, if any	.94% A	.77%	.78%	.87%	.92%	.97%
Expenses net of all reductions	.89% A	.73%	.75%	.84%	.91%	.96%
Net investment income (loss)	.57% A	.57%	.67%	.17%	.93%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 199	$ 202	$ 320	$ 452	$ 640	$ 359
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20
Income from Investment Operations
Net investment income (loss) E	.05	.11	.16	- G	.37	.42
Net realized and unrealized gain (loss)	1.13	(4.71)	(5.32)	(7.72)	3.00	8.08
Total from investment operations	1.18	(4.60)	(5.16)	(7.72)	3.37	8.50
Distributions from net investment income	(.12)	(.19)	-	(.35)	(.35)	(.47)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.12)	(.19)	(3.96)	(5.48)	(2.04)	(3.07)
Net asset value, end of period	$ 24.91	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Total Return B, C, D	5.00%	(16.16)%	(15.37)%	(17.01)%	7.10%	20.63%
Ratios to Average Net Assets F
Expenses before expense reductions	1.06% A	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.06% A	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of all reductions	1.01% A	.86%	.90%	1.03%	1.11%	1.13%
Net investment income (loss)	.45% A	.44%	.52%	(.01)%	.73%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 4,541	$ 4,878	$ 8,136	$ 13,813	$ 24,357	$ 24,802
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.04)	(.26)	.09	.14
Net realized and unrealized gain (loss)	1.10	(4.61)	(5.20)	(7.59)	2.97	8.04
Total from investment operations	1.07	(4.67)	(5.24)	(7.85)	3.06	8.18
Distributions from net investment income	-	-	-	(.16)	(.24)	(.48)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	-	(3.96)	(5.29)	(1.93)	(3.08)
Net asset value, end of period	$ 24.31	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Total Return B, C, D	4.60%	(16.73)%	(15.91)%	(17.49)%	6.50%	19.95%
Ratios to Average Net Assets F
Expenses before expense reductions	1.74% A	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of voluntary waivers, if any	1.74% A	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of all reductions	1.70% A	1.53%	1.54%	1.62%	1.66%	1.70%
Net investment income (loss)	(.24)% A	(.24)%	(.13)%	(.60)%	.19%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 565	$ 598	$ 939	$ 1,437	$ 2,264	$ 1,432
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.25)	.10	.12
Net realized and unrealized gain (loss)	1.10	(4.62)	(5.21)	(7.61)	2.97	8.08
Total from investment operations	1.08	(4.67)	(5.24)	(7.86)	3.07	8.20
Distributions from net investment income	-	-	-	(.21)	(.32)	(.47)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	-	(3.96)	(5.34)	(2.01)	(3.07)
Net asset value, end of period	$ 24.40	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Total Return B, C, D	4.63%	(16.68)%	(15.87)%	(17.48)%	6.50%	19.91%
Ratios to Average Net Assets F
Expenses before expense reductions	1.70% A	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of voluntary waivers, if any	1.70% A	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of all reductions	1.66% A	1.49%	1.50%	1.59%	1.64%	1.70%
Net investment income (loss)	(.20)% A	(.20)%	(.08)%	(.57)%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 130	$ 142	$ 232	$ 400	$ 688	$ 301
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31
Income from Investment Operations
Net investment income (loss) D	.11	.25	.33	.22	.63	.65
Net realized and unrealized gain (loss)	1.12	(4.73)	(5.35)	(7.72)	2.98	8.10
Total from investment operations	1.23	(4.48)	(5.02)	(7.50)	3.61	8.75
Distributions from net investment income	(.29)	(.39)	-	(.62)	(.60)	(.68)
Distributions from net realized gain	-	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.29)	(.39)	(3.96)	(5.75)	(2.29)	(3.28)
Net asset value, end of period	$ 24.94	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Total Return B, C	5.25%	(15.71)%	(14.92)%	(16.58)%	7.62%	21.29%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.38%	.40%	.53%	.62%	.62%
Expenses net of voluntary waivers, if any	.50% A	.38%	.40%	.53%	.62%	.62%
Expenses net of all reductions	.45% A	.34%	.37%	.51%	.61%	.61%
Net investment income (loss)	1.01% A	.96%	1.05%	.51%	1.24%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 155	$ 187	$ 346	$ 584	$ 618
Portfolio turnover rate	53% A	55%	79%	110%	43%	25%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 940,326	|
Unrealized depreciation	(384,891)
Net unrealized appreciation (depreciation)	$ 555,435
Cost for federal income tax purposes	$ 5,158,885

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .26% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 253	$ 5	$ 21
Class T	.27%	.25%	11,327	122	503
Class B	.75%	.25%	2,691	2,020	-
Class C	.75%	.25%	626	4	-
			$ 14,897	$ 2,151	$ 524

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	69
Class B*	674
Class C*	6
$ 769

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 354	.38*
Class T	5,491	.25*
Class B	1,244	.46*
Class C	264	.42*
Institutional Class	159	.22*
	$ 7,512

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,220 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$	$ 709	$ 1
Class A	21	-	-
Class T	503	-	-
	$ 524	$ 709	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,452	$ 2,812
Class T	24,334	53,412
Institutional Class	1,860	2,523
Total	$ 27,646	$ 58,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	529	1,113	$ 11,760	$ 28,352
Reinvestment of distributions	62	97	1,390	2,690
Shares redeemed	(1,088)	(3,892)	(24,157)	(99,189)
Net increase (decrease)	(497)	(2,682)	$ (11,007)	$ (68,147)
Class T
Shares sold	10,481	23,625	$ 236,548	$ 611,210
Reinvestment of distributions	1,021	1,797	23,039	50,359
Shares redeemed	(33,690)	(104,967)	(756,884)	(2,687,340)
Net increase (decrease)	(22,188)	(79,545)	$ (497,297)	$ (2,025,771)
Class B
Shares sold	429	1,014	$ 9,487	$ 25,438
Shares redeemed	(2,932)	(8,936)	(64,020)	(219,589)
Net increase (decrease)	(2,503)	(7,922)	$ (54,533)	$ (194,151)
Class C
Shares sold	270	663	$ 5,992	$ 16,876
Shares redeemed	(1,035)	(2,856)	(22,802)	(71,275)
Net increase (decrease)	(765)	(2,193)	$ (16,810)	$ (54,399)
Institutional Class
Shares sold	855	3,115	$ 19,328	$ 72,157
Reinvestment of distributions	79	81	1,776	2,270
Shares redeemed	(959)	(3,223)	(21,595)	(83,983)
Net increase (decrease)	(25)	(27)	$ (491)	$ (9,556)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	6.2
General Electric Co.	2.7	2.2
Wal-Mart Stores, Inc.	2.7	2.6
Merck & Co., Inc.	2.3	2.2
Pfizer, Inc.	2.2	1.8
Dell Computer Corp.	2.2	1.5
Citigroup, Inc.	2.2	0.8
Bank of America Corp.	1.9	1.8
International Business Machines Corp.	1.9	1.1
Johnson & Johnson	1.9	1.6
	25.0
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	20.1
Health Care	16.7	15.2
Financials	16.1	14.0
Consumer Discretionary	14.0	19.2
Industrials	9.5	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 97.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.1%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	27,200	$ 992,446
Hotels, Restaurants & Leisure - 0.3%
Hilton Group PLC	465,500	1,300,042
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	84,300	3,029,742
eBay, Inc. (a)	28,700	2,919,077
		5,948,819
Leisure Equipment & Products - 0.5%
Mattel, Inc.	119,700	2,574,747
Media - 9.5%
AOL Time Warner, Inc. (a)	384,900	5,858,178
Belo Corp. Series A	117,900	2,758,860
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	94,049	4,180,478
Comcast Corp. Class A (special) (a)	238,200	6,864,924
Interpublic Group of Companies, Inc.	62,200	855,250
Knight-Ridder, Inc.	29,000	2,042,760
Liberty Media Corp. Class A (a)	199,800	2,337,660
Pixar (a)	20,100	1,134,645
Television Francaise 1 SA	43,900	1,298,991
The New York Times Co. Class A	39,300	1,882,470
Tribune Co.	89,900	4,484,212
Univision Communications, Inc. Class A (a)	88,700	2,647,695
Viacom, Inc. Class B (non-vtg.) (a)	159,374	7,254,704
Walt Disney Co.	290,500	5,708,325
		49,309,152
Specialty Retail - 1.5%
CDW Computer Centers, Inc. (a)	40,700	1,658,118
Home Depot, Inc.	85,300	2,771,397
Lowe's Companies, Inc.	76,850	3,247,681
		7,677,196
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	49,200	2,754,708
Polo Ralph Lauren Corp. Class A	66,600	1,762,902
		4,517,610
TOTAL CONSUMER DISCRETIONARY		72,320,012
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 9.0%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	59,800	$ 3,147,274
PepsiCo, Inc.	79,300	3,505,060
The Coca-Cola Co.	102,600	4,675,482
		11,327,816
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	266,600	14,025,826
Food Products - 0.3%
Dean Foods Co. (a)	31,200	1,427,400
Household Products - 0.9%
Procter & Gamble Co.	38,000	3,489,160
The Dial Corp.	68,400	1,368,000
		4,857,160
Personal Products - 2.2%
Alberto-Culver Co. Class B	79,250	4,049,675
Gillette Co.	221,100	7,431,171
		11,480,846
Tobacco - 0.7%
Altria Group, Inc.	82,580	3,410,554
TOTAL CONSUMER STAPLES		46,529,602
ENERGY - 6.2%
Energy Equipment & Services - 2.2%
Rowan Companies, Inc.	96,000	2,298,240
Schlumberger Ltd. (NY Shares)	113,600	5,523,232
Tidewater, Inc.	108,100	3,569,462
		11,390,934
Oil & Gas - 4.0%
ChevronTexaco Corp.	68,800	4,880,672
ConocoPhillips	75,698	4,085,421
Devon Energy Corp.	67,436	3,506,651
Exxon Mobil Corp.	226,900	8,259,160
		20,731,904
TOTAL ENERGY		32,122,838
FINANCIALS - 16.1%
Capital Markets - 2.2%
Bank of New York Co., Inc.	76,400	2,211,016
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
JAFCO Co. Ltd.	15,400	$ 637,313
Legg Mason, Inc.	49,600	3,204,656
Morgan Stanley	115,800	5,297,850
		11,350,835
Commercial Banks - 5.4%
Bank of America Corp.	131,000	9,720,200
Bank One Corp.	177,400	6,627,664
Fifth Third Bancorp	35,600	2,047,000
Wachovia Corp.	140,948	5,663,291
Wells Fargo & Co.	83,200	4,018,560
		28,076,715
Consumer Finance - 2.0%
American Express Co.	147,090	6,127,769
Credit Saison Co. Ltd.	75,800	1,333,501
MBNA Corp.	151,400	3,035,570
		10,496,840
Diversified Financial Services - 2.6%
Citigroup, Inc.	269,266	11,045,291
Principal Financial Group, Inc.	78,800	2,502,688
		13,547,979
Insurance - 1.9%
AFLAC, Inc.	52,100	1,714,611
Allstate Corp.	73,400	2,641,666
American International Group, Inc.	64,787	3,749,872
Nationwide Financial Services, Inc. Class A	45,300	1,461,378
		9,567,527
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	107,870	7,982,380
Freddie Mac	36,300	2,171,103
		10,153,483
TOTAL FINANCIALS		83,193,379
HEALTH CARE - 16.7%
Biotechnology - 3.4%
Amgen, Inc. (a)	127,600	8,256,996
Cephalon, Inc. (a)	41,100	1,857,309
Genzyme Corp. - General Division (a)	67,000	3,181,830
MedImmune, Inc. (a)	36,600	1,297,470
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	20,700	$ 1,049,283
Protein Design Labs, Inc. (a)	130,100	1,861,731
		17,504,619
Health Care Equipment & Supplies - 3.4%
Advanced Medical Optics, Inc. (a)	1	15
Boston Scientific Corp. (a)	176,600	9,200,860
Medtronic, Inc.	127,200	6,198,456
Stryker Corp.	34,400	2,316,496
		17,715,827
Health Care Providers & Services - 0.5%
Laboratory Corp. of America Holdings (a)	38,700	1,244,205
Tenet Healthcare Corp. (a)	79,700	1,330,193
		2,574,398
Pharmaceuticals - 9.4%
Abbott Laboratories	35,300	1,572,615
Allergan, Inc.	44,500	3,208,895
Bristol-Myers Squibb Co.	67,260	1,721,856
Eli Lilly & Co.	40,100	2,396,777
Forest Laboratories, Inc. (a)	28,600	1,444,300
Johnson & Johnson	176,280	9,580,818
Merck & Co., Inc.	209,830	11,662,351
Mylan Laboratories, Inc.	54,285	1,567,751
Pfizer, Inc.	371,470	11,522,999
Schering-Plough Corp.	166,600	3,073,770
Wyeth	14,700	644,595
		48,396,727
TOTAL HEALTH CARE		86,191,571
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	21,300	988,746
Northrop Grumman Corp.	14,900	1,310,455
		2,299,201
Air Freight & Logistics - 1.1%
FedEx Corp.	90,400	5,783,792
Airlines - 0.5%
Southwest Airlines Co.	172,500	2,772,075
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.6%
American Standard Companies, Inc. (a)	40,200	$ 2,974,398
Commercial Services & Supplies - 0.6%
ChoicePoint, Inc. (a)	47,900	1,805,351
Waste Management, Inc.	49,400	1,258,218
		3,063,569
Industrial Conglomerates - 3.5%
3M Co.	31,700	4,009,099
General Electric Co.	491,500	14,106,050
		18,115,149
Machinery - 1.4%
Caterpillar, Inc.	38,800	2,023,420
Graco, Inc.	100,650	3,095,994
Illinois Tool Works, Inc.	36,200	2,246,210
		7,365,624
Road & Rail - 1.3%
Union Pacific Corp.	108,900	6,641,811
TOTAL INDUSTRIALS		49,015,619
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	529,868	8,626,251
Juniper Networks, Inc. (a)	162,700	2,258,276
Motorola, Inc.	379,400	3,232,488
Nortel Networks Corp. (a)	422,100	1,325,395
UTStarcom, Inc. (a)	54,649	1,620,343
		17,062,753
Computers & Peripherals - 4.9%
Dell Computer Corp. (a)	356,500	11,154,885
EMC Corp. (a)	138,700	1,500,734
International Business Machines Corp.	109,000	9,596,360
Storage Technology Corp. (a)	47,800	1,290,600
Sun Microsystems, Inc. (a)	481,200	2,083,596
		25,626,175
Electronic Equipment & Instruments - 0.4%
Kyocera Corp.	13,600	753,984
Vishay Intertechnology, Inc. (a)	77,900	1,124,876
		1,878,860
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	65,300	$ 1,949,205
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. (a)	79,700	1,536,616
Analog Devices, Inc. (a)	126,100	4,861,155
Intel Corp.	443,900	9,250,876
Marvell Technology Group Ltd. (a)	55,500	1,759,905
Micrel, Inc. (a)	91,600	1,104,696
Micron Technology, Inc. (a)	91,500	1,035,780
Samsung Electronics Co. Ltd. GDR	9,700	1,333,750
Texas Instruments, Inc.	405,100	8,304,550
Tokyo Electron Ltd.	18,000	743,403
		29,930,731
Software - 6.2%
Microsoft Corp.	1,050,438	25,851,280
Oracle Corp. (a)	249,900	3,251,199
Reynolds & Reynolds Co. Class A	97,800	2,894,880
		31,997,359
TOTAL INFORMATION TECHNOLOGY		108,445,083
MATERIALS - 2.2%
Chemicals - 1.0%
Dow Chemical Co.	82,300	2,617,140
Monsanto Co.	129,700	2,600,485
		5,217,625
Containers & Packaging - 0.8%
Pactiv Corp. (a)	81,800	1,599,190
Smurfit-Stone Container Corp. (a)	166,300	2,464,566
		4,063,756
Metals & Mining - 0.1%
Newmont Mining Corp. Holding Co.	24,000	711,840
Paper & Forest Products - 0.3%
International Paper Co.	46,000	1,686,820
TOTAL MATERIALS		11,680,041
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
KT Corp. sponsored ADR	92,700	1,778,913
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	51,200	$ 1,303,552
Verizon Communications, Inc.	173,100	6,551,835
		9,634,300
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	144,700	3,170,377
TOTAL TELECOMMUNICATION SERVICES		12,804,677
TOTAL COMMON STOCKS (Cost $473,904,372)		502,302,822
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 1.3% (b)	28,947,088	28,947,088
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	5,070,825	5,070,825
TOTAL MONEY MARKET FUNDS (Cost $34,017,913)		34,017,913
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $507,922,285)		536,320,735
NET OTHER ASSETS - (3.8)%		(19,649,475)
NET ASSETS - 100%		$ 516,671,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $199,949,947 and $169,507,779, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,564 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $203,480,000 of which $104,833,000 and $98,647,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $8,458,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,999,849) (cost $507,922,285) - See accompanying schedule		$ 536,320,735
Foreign currency held at value (cost $18)		20
Receivable for investments sold		1,075,604
Receivable for fund shares sold		727,623
Dividends receivable		553,388
Interest receivable		24,024
Receivable from investment adviser for expense reductions		5,119
Other receivables		2,310
Total assets		538,708,823

Liabilities
Payable for investments purchased	$ 15,452,711
Payable for fund shares redeemed	969,443
Accrued management fee	243,261
Distribution fees payable	205,062
Other payables and accrued expenses	96,261
Collateral on securities loaned, at value	5,070,825
Total liabilities		22,037,563

Net Assets		$ 516,671,260
Net Assets consist of:
Paid in capital		$ 724,605,152
Accumulated net investment loss		(141,488)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,193,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,400,664
Net Assets		$ 516,671,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,451,383 ÷ 3,164,260 shares)	$ 12.47

Maximum offering price per share (100/94.25 of $12.47)	$ 13.23
Class T: Net Asset Value and redemption price per share ($248,871,901 ÷ 20,024,616 shares)	$ 12.43

Maximum offering price per share (100/96.50 of $12.43)	$ 12.88
Class B: Net Asset Value and offering price per share ($81,284,591 ÷ 6,726,982 shares) A	$ 12.08

Class C: Net Asset Value and offering price per share ($36,470,552 ÷ 3,025,604 shares) A	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,592,833 ÷ 8,677,297 shares)	$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,002,661
Interest		139,459
Security lending		9,701
Total income		3,151,821

Expenses
Management fee	$ 1,338,139
Transfer agent fees	761,629
Distribution fees	1,200,220
Accounting and security lending fees	86,696
Non-interested trustees' compensation	914
Custodian fees and expenses	14,831
Registration fees	47,812
Audit	18,539
Legal	1,653
Miscellaneous	1,860
Total expenses before reductions	3,472,293
Expense reductions	(178,984)	3,293,309
Net investment income (loss)		(141,488)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,540,247)
Foreign currency transactions	(3,087)
Total net realized gain (loss)		(17,543,334)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,996,913
Assets and liabilities in foreign currencies	1,606
Total change in net unrealized appreciation (depreciation)		28,998,519
Net gain (loss)		11,455,185
Net increase (decrease) in net assets resulting from operations		$ 11,313,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (141,488)	$ (1,219,815)
Net realized gain (loss)	(17,543,334)	(99,011,546)
Change in net unrealized appreciation (depreciation)	28,998,519	(11,064,855)
Net increase (decrease) in net assets resulting from operations	11,313,697	(111,296,216)
Share transactions - net increase (decrease)	42,890,962	11,921,142
Total increase (decrease) in net assets	54,204,659	(99,375,074)

Net Assets
Beginning of period	462,466,601	561,841,675
End of period (including accumulated net investment loss of $141,488 and $0, respectively)	$ 516,671,260	$ 462,466,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.01	- G	.01	(.05)	(.03)	(.05)
Net realized and unrealized gain (loss)	.24	(2.76)	(3.10)	(1.43)	4.59	3.54
Total from investment operations	.25	(2.76)	(3.09)	(1.48)	4.56	3.49
Distributions from net realized gain	-	-	(.12)	(.35)	(1.05)	(.83)
Distributions in excess of net realized gain	-	-	-	(.11)	-	-
Total distributions	-	-	(.12)	(.46)	(1.05)	(.83)
Net asset value, end of period	$ 12.47	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Total ReturnB,C,D	2.05%	(18.42)%	(17.11)%	(7.62)%	28.93%	26.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of voluntary waivers, if any	1.33% A	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of all reductions	1.26% A	1.25%	1.20%	1.16%	1.23%	1.44%
Net investment income (loss)	.11% A	.00%	.06%	(.24)%	(.17)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,451	$ 35,707	$ 39,364	$ 37,656	$ 19,600	$ 4,254
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Income from Investment Operations
Net investment income (loss) E	- G	(.02)	(.02)	(.09)	(.07)	(.05)
Net realized and unrealized gain (loss)	.24	(2.76)	(3.11)	(1.42)	4.61	3.56
Total from investment operations	.24	(2.78)	(3.13)	(1.51)	4.54	3.51
Distributions from net realized gain	-	-	(.12)	(.32)	(1.05)	(.82)
Distributions in excess of net realized gain	-	-	-	(.11)	-	-
Total distributions	-	-	(.12)	(.43)	(1.05)	(.82)
Net asset value, end of period	$ 12.43	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Total ReturnB,C,D	1.97%	(18.57)%	(17.30)%	(7.75)%	28.71%	26.77%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of voluntary waivers, if any	1.48% A	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of all reductions	1.42% A	1.39%	1.36%	1.34%	1.42%	1.44%
Net investment income (loss)	(.04)% A	(.14)%	(.10)%	(.42)%	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,872	$ 232,814	$ 325,846	$ 354,141	$ 285,939	$ 81,455
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.20)	(.16)	(.13)
Net realized and unrealized gain (loss)	.22	(2.69)	(3.06)	(1.40)	4.56	3.54
Total from investment operations	.19	(2.79)	(3.17)	(1.60)	4.40	3.41
Distributions from net realized gain	-	-	(.12)	(.26)	(.98)	(.76)
Distributions in excess of net realized gain	-	-	-	(.09)	-	-
Total distributions	-	-	(.12)	(.35)	(.98)	(.76)
Net asset value, end of period	$ 12.08	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Total ReturnB,C,D	1.60%	(19.01)%	(17.76)%	(8.25)%	28.02%	26.15%
Ratios to Average Net Assets F
Expenses before expense reductions	2.14% A	2.08%	1.98%	1.90%	1.96%	2.00%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	1.98%	1.90%	1.96%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.94%	1.89%	1.95%	1.98%
Net investment income (loss)	(.61)% A	(.75)%	(.69)%	(.97)%	(.89)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,285	$ 84,325	$ 122,920	$ 156,488	$ 112,671	$ 37,229
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.10)	(.20)	(.16)	(.21)
Net realized and unrealized gain (loss)	.22	(2.69)	(3.06)	(1.39)	4.54	3.59
Total from investment operations	.19	(2.78)	(3.16)	(1.59)	4.38	3.38
Distributions from net realized gain	-	-	(.12)	(.29)	(1.03)	(.82)
Distributions in excess of net realized gain	-	-	-	(.09)	-	-
Total distributions	-	-	(.12)	(.38)	(1.03)	(.82)
Net asset value, end of period	$ 12.05	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Total ReturnB,C,D	1.60%	(18.99)%	(17.76)%	(8.23)%	27.90%	25.79%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.02%	1.95%	1.90%	1.97%	2.80%
Expenses net of voluntary waivers, if any	2.05% A	2.02%	1.95%	1.90%	1.97%	2.50%
Expenses net of all reductions	1.99% A	1.96%	1.91%	1.88%	1.96%	2.48%
Net investment income (loss)	(.61)% A	(.71)%	(.65)%	(.96)%	(.90)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,471	$ 36,307	$ 50,216	$ 52,542	$ 30,468	$ 4,393
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Income from Investment Operations
Net investment income (loss) D	.03	.06	.07	.02	.03	.03
Net realized and unrealized gain (loss)	.25	(2.81)	(3.14)	(1.45)	4.63	3.56
Total from investment operations	.28	(2.75)	(3.07)	(1.43)	4.66	3.59
Distributions from net realized gain	-	-	(.12)	(.36)	(1.10)	(.87)
Distributions in excess of net realized gain	-	-	-	(.13)	-	-
Total distributions	-	-	(.12)	(.49)	(1.10)	(.87)
Net asset value, end of period	$ 12.75	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Total ReturnB,C	2.25%	(18.07)%	(16.79)%	(7.31)%	29.37%	27.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.88%	.85%	.82%	.91%	.99%
Expenses net of voluntary waivers, if any	.90% A	.88%	.85%	.82%	.91%	.99%
Expenses net of all reductions	.84% A	.82%	.82%	.81%	.90%	.97%
Net investment income (loss)	.54% A	.43%	.44%	.11%	.16%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,593	$ 73,313	$ 23,495	$ 13,665	$ 13,856	$ 8,742
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, net

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 50,166,863	|
Unrealized depreciation	(29,102,205)
Net unrealized appreciation (depreciation)	$ 21,064,658
Cost for federal income tax purposes	$ 515,256,077

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Notes to Financial Statements (Unaudited) - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 48,089	$ 99	$ 4,642
Class T	.28%	.25%	596,530	1,008	30,758
Class B	.75%	.25%	386,088	289,826	-
Class C	.75%	.25%	169,513	16,031	-
			$ 1,200,220	$ 306,964	$ 35,400

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,097
Class T	16,158
Class B*	130,766
Class C*	4,842
$ 168,863

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 71,312	.41*
Class T	333,421	.29*
Class B	185,723	.48*
Class C	67,560	.40*
Institutional Class	103,613	.24*
	$ 761,629

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $139,458 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 3,329
Class B	2.05%	34,295
Class C	2.05%	1,134
		$ 38,758

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to

Semiannual Report

7. Expense Reductions - continued

reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Transfer Agent expense reduction
Fund Level	$ -	$ 104,639	$ -
Class A	4,642	-	-
Class T	30,758	-	-
Institutional Class	-	-	187
	$ 35,400	$ 104,639	$ 187

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	664,004	1,304,610	$ 7,751,469	$ 17,706,051
Shares redeemed	(421,340)	(1,010,264)	(4,848,491)	(13,302,614)
Net increase (decrease)	242,664	294,346	$ 2,902,978	$ 4,403,437
Class T
Shares sold	3,686,194	5,477,589	$ 42,684,668	$ 73,235,441
Shares redeemed	(2,759,797)	(8,149,472)	(31,709,050)	(106,883,442)
Net increase (decrease)	926,397	(2,671,883)	$ 10,975,618	$ (33,648,001)
Class B
Shares sold	906,630	1,586,867	$ 10,146,044	$ 20,705,711
Shares redeemed	(1,273,911)	(2,864,909)	(14,325,458)	(36,856,060)
Net increase (decrease)	(367,281)	(1,278,042)	$ (4,179,414)	$ (16,150,349)
Class C
Shares sold	422,275	838,468	$ 4,741,346	$ 11,076,014
Shares redeemed	(458,730)	(1,206,209)	(5,097,144)	(15,430,206)
Net increase (decrease)	(36,455)	(367,741)	$ (355,798)	$ (4,354,192)
Institutional Class
Shares sold	4,427,315	6,787,678	$ 52,999,645	$ 90,731,937
Shares redeemed	(1,631,206)	(2,450,500)	(19,452,067)	(29,061,690)
Net increase (decrease)	2,796,109	4,337,178	$ 33,547,578	$ 61,670,247

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	6.2
General Electric Co.	2.7	2.2
Wal-Mart Stores, Inc.	2.7	2.6
Merck & Co., Inc.	2.3	2.2
Pfizer, Inc.	2.2	1.8
Dell Computer Corp.	2.2	1.5
Citigroup, Inc.	2.2	0.8
Bank of America Corp.	1.9	1.8
International Business Machines Corp.	1.9	1.1
Johnson & Johnson	1.9	1.6
	25.0
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	20.1
Health Care	16.7	15.2
Financials	16.1	14.0
Consumer Discretionary	14.0	19.2
Industrials	9.5	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 97.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.1%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	27,200	$ 992,446
Hotels, Restaurants & Leisure - 0.3%
Hilton Group PLC	465,500	1,300,042
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	84,300	3,029,742
eBay, Inc. (a)	28,700	2,919,077
		5,948,819
Leisure Equipment & Products - 0.5%
Mattel, Inc.	119,700	2,574,747
Media - 9.5%
AOL Time Warner, Inc. (a)	384,900	5,858,178
Belo Corp. Series A	117,900	2,758,860
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	94,049	4,180,478
Comcast Corp. Class A (special) (a)	238,200	6,864,924
Interpublic Group of Companies, Inc.	62,200	855,250
Knight-Ridder, Inc.	29,000	2,042,760
Liberty Media Corp. Class A (a)	199,800	2,337,660
Pixar (a)	20,100	1,134,645
Television Francaise 1 SA	43,900	1,298,991
The New York Times Co. Class A	39,300	1,882,470
Tribune Co.	89,900	4,484,212
Univision Communications, Inc. Class A (a)	88,700	2,647,695
Viacom, Inc. Class B (non-vtg.) (a)	159,374	7,254,704
Walt Disney Co.	290,500	5,708,325
		49,309,152
Specialty Retail - 1.5%
CDW Computer Centers, Inc. (a)	40,700	1,658,118
Home Depot, Inc.	85,300	2,771,397
Lowe's Companies, Inc.	76,850	3,247,681
		7,677,196
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	49,200	2,754,708
Polo Ralph Lauren Corp. Class A	66,600	1,762,902
		4,517,610
TOTAL CONSUMER DISCRETIONARY		72,320,012
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 9.0%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	59,800	$ 3,147,274
PepsiCo, Inc.	79,300	3,505,060
The Coca-Cola Co.	102,600	4,675,482
		11,327,816
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	266,600	14,025,826
Food Products - 0.3%
Dean Foods Co. (a)	31,200	1,427,400
Household Products - 0.9%
Procter & Gamble Co.	38,000	3,489,160
The Dial Corp.	68,400	1,368,000
		4,857,160
Personal Products - 2.2%
Alberto-Culver Co. Class B	79,250	4,049,675
Gillette Co.	221,100	7,431,171
		11,480,846
Tobacco - 0.7%
Altria Group, Inc.	82,580	3,410,554
TOTAL CONSUMER STAPLES		46,529,602
ENERGY - 6.2%
Energy Equipment & Services - 2.2%
Rowan Companies, Inc.	96,000	2,298,240
Schlumberger Ltd. (NY Shares)	113,600	5,523,232
Tidewater, Inc.	108,100	3,569,462
		11,390,934
Oil & Gas - 4.0%
ChevronTexaco Corp.	68,800	4,880,672
ConocoPhillips	75,698	4,085,421
Devon Energy Corp.	67,436	3,506,651
Exxon Mobil Corp.	226,900	8,259,160
		20,731,904
TOTAL ENERGY		32,122,838
FINANCIALS - 16.1%
Capital Markets - 2.2%
Bank of New York Co., Inc.	76,400	2,211,016
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
JAFCO Co. Ltd.	15,400	$ 637,313
Legg Mason, Inc.	49,600	3,204,656
Morgan Stanley	115,800	5,297,850
		11,350,835
Commercial Banks - 5.4%
Bank of America Corp.	131,000	9,720,200
Bank One Corp.	177,400	6,627,664
Fifth Third Bancorp	35,600	2,047,000
Wachovia Corp.	140,948	5,663,291
Wells Fargo & Co.	83,200	4,018,560
		28,076,715
Consumer Finance - 2.0%
American Express Co.	147,090	6,127,769
Credit Saison Co. Ltd.	75,800	1,333,501
MBNA Corp.	151,400	3,035,570
		10,496,840
Diversified Financial Services - 2.6%
Citigroup, Inc.	269,266	11,045,291
Principal Financial Group, Inc.	78,800	2,502,688
		13,547,979
Insurance - 1.9%
AFLAC, Inc.	52,100	1,714,611
Allstate Corp.	73,400	2,641,666
American International Group, Inc.	64,787	3,749,872
Nationwide Financial Services, Inc. Class A	45,300	1,461,378
		9,567,527
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	107,870	7,982,380
Freddie Mac	36,300	2,171,103
		10,153,483
TOTAL FINANCIALS		83,193,379
HEALTH CARE - 16.7%
Biotechnology - 3.4%
Amgen, Inc. (a)	127,600	8,256,996
Cephalon, Inc. (a)	41,100	1,857,309
Genzyme Corp. - General Division (a)	67,000	3,181,830
MedImmune, Inc. (a)	36,600	1,297,470
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	20,700	$ 1,049,283
Protein Design Labs, Inc. (a)	130,100	1,861,731
		17,504,619
Health Care Equipment & Supplies - 3.4%
Advanced Medical Optics, Inc. (a)	1	15
Boston Scientific Corp. (a)	176,600	9,200,860
Medtronic, Inc.	127,200	6,198,456
Stryker Corp.	34,400	2,316,496
		17,715,827
Health Care Providers & Services - 0.5%
Laboratory Corp. of America Holdings (a)	38,700	1,244,205
Tenet Healthcare Corp. (a)	79,700	1,330,193
		2,574,398
Pharmaceuticals - 9.4%
Abbott Laboratories	35,300	1,572,615
Allergan, Inc.	44,500	3,208,895
Bristol-Myers Squibb Co.	67,260	1,721,856
Eli Lilly & Co.	40,100	2,396,777
Forest Laboratories, Inc. (a)	28,600	1,444,300
Johnson & Johnson	176,280	9,580,818
Merck & Co., Inc.	209,830	11,662,351
Mylan Laboratories, Inc.	54,285	1,567,751
Pfizer, Inc.	371,470	11,522,999
Schering-Plough Corp.	166,600	3,073,770
Wyeth	14,700	644,595
		48,396,727
TOTAL HEALTH CARE		86,191,571
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	21,300	988,746
Northrop Grumman Corp.	14,900	1,310,455
		2,299,201
Air Freight & Logistics - 1.1%
FedEx Corp.	90,400	5,783,792
Airlines - 0.5%
Southwest Airlines Co.	172,500	2,772,075
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.6%
American Standard Companies, Inc. (a)	40,200	$ 2,974,398
Commercial Services & Supplies - 0.6%
ChoicePoint, Inc. (a)	47,900	1,805,351
Waste Management, Inc.	49,400	1,258,218
		3,063,569
Industrial Conglomerates - 3.5%
3M Co.	31,700	4,009,099
General Electric Co.	491,500	14,106,050
		18,115,149
Machinery - 1.4%
Caterpillar, Inc.	38,800	2,023,420
Graco, Inc.	100,650	3,095,994
Illinois Tool Works, Inc.	36,200	2,246,210
		7,365,624
Road & Rail - 1.3%
Union Pacific Corp.	108,900	6,641,811
TOTAL INDUSTRIALS		49,015,619
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	529,868	8,626,251
Juniper Networks, Inc. (a)	162,700	2,258,276
Motorola, Inc.	379,400	3,232,488
Nortel Networks Corp. (a)	422,100	1,325,395
UTStarcom, Inc. (a)	54,649	1,620,343
		17,062,753
Computers & Peripherals - 4.9%
Dell Computer Corp. (a)	356,500	11,154,885
EMC Corp. (a)	138,700	1,500,734
International Business Machines Corp.	109,000	9,596,360
Storage Technology Corp. (a)	47,800	1,290,600
Sun Microsystems, Inc. (a)	481,200	2,083,596
		25,626,175
Electronic Equipment & Instruments - 0.4%
Kyocera Corp.	13,600	753,984
Vishay Intertechnology, Inc. (a)	77,900	1,124,876
		1,878,860
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	65,300	$ 1,949,205
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. (a)	79,700	1,536,616
Analog Devices, Inc. (a)	126,100	4,861,155
Intel Corp.	443,900	9,250,876
Marvell Technology Group Ltd. (a)	55,500	1,759,905
Micrel, Inc. (a)	91,600	1,104,696
Micron Technology, Inc. (a)	91,500	1,035,780
Samsung Electronics Co. Ltd. GDR	9,700	1,333,750
Texas Instruments, Inc.	405,100	8,304,550
Tokyo Electron Ltd.	18,000	743,403
		29,930,731
Software - 6.2%
Microsoft Corp.	1,050,438	25,851,280
Oracle Corp. (a)	249,900	3,251,199
Reynolds & Reynolds Co. Class A	97,800	2,894,880
		31,997,359
TOTAL INFORMATION TECHNOLOGY		108,445,083
MATERIALS - 2.2%
Chemicals - 1.0%
Dow Chemical Co.	82,300	2,617,140
Monsanto Co.	129,700	2,600,485
		5,217,625
Containers & Packaging - 0.8%
Pactiv Corp. (a)	81,800	1,599,190
Smurfit-Stone Container Corp. (a)	166,300	2,464,566
		4,063,756
Metals & Mining - 0.1%
Newmont Mining Corp. Holding Co.	24,000	711,840
Paper & Forest Products - 0.3%
International Paper Co.	46,000	1,686,820
TOTAL MATERIALS		11,680,041
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
KT Corp. sponsored ADR	92,700	1,778,913
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	51,200	$ 1,303,552
Verizon Communications, Inc.	173,100	6,551,835
		9,634,300
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	144,700	3,170,377
TOTAL TELECOMMUNICATION SERVICES		12,804,677
TOTAL COMMON STOCKS (Cost $473,904,372)		502,302,822
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 1.3% (b)	28,947,088	28,947,088
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	5,070,825	5,070,825
TOTAL MONEY MARKET FUNDS (Cost $34,017,913)		34,017,913
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $507,922,285)		536,320,735
NET OTHER ASSETS - (3.8)%		(19,649,475)
NET ASSETS - 100%		$ 516,671,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $199,949,947 and $169,507,779, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,564 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $203,480,000 of which $104,833,000 and $98,647,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $8,458,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,999,849) (cost $507,922,285) - See accompanying schedule		$ 536,320,735
Foreign currency held at value (cost $18)		20
Receivable for investments sold		1,075,604
Receivable for fund shares sold		727,623
Dividends receivable		553,388
Interest receivable		24,024
Receivable from investment adviser for expense reductions		5,119
Other receivables		2,310
Total assets		538,708,823

Liabilities
Payable for investments purchased	$ 15,452,711
Payable for fund shares redeemed	969,443
Accrued management fee	243,261
Distribution fees payable	205,062
Other payables and accrued expenses	96,261
Collateral on securities loaned, at value	5,070,825
Total liabilities		22,037,563

Net Assets		$ 516,671,260
Net Assets consist of:
Paid in capital		$ 724,605,152
Accumulated net investment loss		(141,488)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,193,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,400,664
Net Assets		$ 516,671,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,451,383 ÷ 3,164,260 shares)	$ 12.47

Maximum offering price per share (100/94.25 of $12.47)	$ 13.23
Class T: Net Asset Value and redemption price per share ($248,871,901 ÷ 20,024,616 shares)	$ 12.43

Maximum offering price per share (100/96.50 of $12.43)	$ 12.88
Class B: Net Asset Value and offering price per share ($81,284,591 ÷ 6,726,982 shares) A	$ 12.08

Class C: Net Asset Value and offering price per share ($36,470,552 ÷ 3,025,604 shares) A	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($110,592,833 ÷ 8,677,297 shares)	$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,002,661
Interest		139,459
Security lending		9,701
Total income		3,151,821

Expenses
Management fee	$ 1,338,139
Transfer agent fees	761,629
Distribution fees	1,200,220
Accounting and security lending fees	86,696
Non-interested trustees' compensation	914
Custodian fees and expenses	14,831
Registration fees	47,812
Audit	18,539
Legal	1,653
Miscellaneous	1,860
Total expenses before reductions	3,472,293
Expense reductions	(178,984)	3,293,309
Net investment income (loss)		(141,488)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,540,247)
Foreign currency transactions	(3,087)
Total net realized gain (loss)		(17,543,334)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,996,913
Assets and liabilities in foreign currencies	1,606
Total change in net unrealized appreciation (depreciation)		28,998,519
Net gain (loss)		11,455,185
Net increase (decrease) in net assets resulting from operations		$ 11,313,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (141,488)	$ (1,219,815)
Net realized gain (loss)	(17,543,334)	(99,011,546)
Change in net unrealized appreciation (depreciation)	28,998,519	(11,064,855)
Net increase (decrease) in net assets resulting from operations	11,313,697	(111,296,216)
Share transactions - net increase (decrease)	42,890,962	11,921,142
Total increase (decrease) in net assets	54,204,659	(99,375,074)

Net Assets
Beginning of period	462,466,601	561,841,675
End of period (including accumulated net investment loss of $141,488 and $0, respectively)	$ 516,671,260	$ 462,466,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.01	- G	.01	(.05)	(.03)	(.05)
Net realized and unrealized gain (loss)	.24	(2.76)	(3.10)	(1.43)	4.59	3.54
Total from investment operations	.25	(2.76)	(3.09)	(1.48)	4.56	3.49
Distributions from net realized gain	-	-	(.12)	(.35)	(1.05)	(.83)
Distributions in excess of net realized gain	-	-	-	(.11)	-	-
Total distributions	-	-	(.12)	(.46)	(1.05)	(.83)
Net asset value, end of period	$ 12.47	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Total ReturnB,C,D	2.05%	(18.42)%	(17.11)%	(7.62)%	28.93%	26.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of voluntary waivers, if any	1.33% A	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of all reductions	1.26% A	1.25%	1.20%	1.16%	1.23%	1.44%
Net investment income (loss)	.11% A	.00%	.06%	(.24)%	(.17)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,451	$ 35,707	$ 39,364	$ 37,656	$ 19,600	$ 4,254
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Income from Investment Operations
Net investment income (loss) E	- G	(.02)	(.02)	(.09)	(.07)	(.05)
Net realized and unrealized gain (loss)	.24	(2.76)	(3.11)	(1.42)	4.61	3.56
Total from investment operations	.24	(2.78)	(3.13)	(1.51)	4.54	3.51
Distributions from net realized gain	-	-	(.12)	(.32)	(1.05)	(.82)
Distributions in excess of net realized gain	-	-	-	(.11)	-	-
Total distributions	-	-	(.12)	(.43)	(1.05)	(.82)
Net asset value, end of period	$ 12.43	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Total ReturnB,C,D	1.97%	(18.57)%	(17.30)%	(7.75)%	28.71%	26.77%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of voluntary waivers, if any	1.48% A	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of all reductions	1.42% A	1.39%	1.36%	1.34%	1.42%	1.44%
Net investment income (loss)	(.04)% A	(.14)%	(.10)%	(.42)%	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,872	$ 232,814	$ 325,846	$ 354,141	$ 285,939	$ 81,455
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.20)	(.16)	(.13)
Net realized and unrealized gain (loss)	.22	(2.69)	(3.06)	(1.40)	4.56	3.54
Total from investment operations	.19	(2.79)	(3.17)	(1.60)	4.40	3.41
Distributions from net realized gain	-	-	(.12)	(.26)	(.98)	(.76)
Distributions in excess of net realized gain	-	-	-	(.09)	-	-
Total distributions	-	-	(.12)	(.35)	(.98)	(.76)
Net asset value, end of period	$ 12.08	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Total ReturnB,C,D	1.60%	(19.01)%	(17.76)%	(8.25)%	28.02%	26.15%
Ratios to Average Net Assets F
Expenses before expense reductions	2.14% A	2.08%	1.98%	1.90%	1.96%	2.00%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	1.98%	1.90%	1.96%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.94%	1.89%	1.95%	1.98%
Net investment income (loss)	(.61)% A	(.75)%	(.69)%	(.97)%	(.89)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,285	$ 84,325	$ 122,920	$ 156,488	$ 112,671	$ 37,229
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.10)	(.20)	(.16)	(.21)
Net realized and unrealized gain (loss)	.22	(2.69)	(3.06)	(1.39)	4.54	3.59
Total from investment operations	.19	(2.78)	(3.16)	(1.59)	4.38	3.38
Distributions from net realized gain	-	-	(.12)	(.29)	(1.03)	(.82)
Distributions in excess of net realized gain	-	-	-	(.09)	-	-
Total distributions	-	-	(.12)	(.38)	(1.03)	(.82)
Net asset value, end of period	$ 12.05	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Total ReturnB,C,D	1.60%	(18.99)%	(17.76)%	(8.23)%	27.90%	25.79%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.02%	1.95%	1.90%	1.97%	2.80%
Expenses net of voluntary waivers, if any	2.05% A	2.02%	1.95%	1.90%	1.97%	2.50%
Expenses net of all reductions	1.99% A	1.96%	1.91%	1.88%	1.96%	2.48%
Net investment income (loss)	(.61)% A	(.71)%	(.65)%	(.96)%	(.90)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,471	$ 36,307	$ 50,216	$ 52,542	$ 30,468	$ 4,393
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Income from Investment Operations
Net investment income (loss) D	.03	.06	.07	.02	.03	.03
Net realized and unrealized gain (loss)	.25	(2.81)	(3.14)	(1.45)	4.63	3.56
Total from investment operations	.28	(2.75)	(3.07)	(1.43)	4.66	3.59
Distributions from net realized gain	-	-	(.12)	(.36)	(1.10)	(.87)
Distributions in excess of net realized gain	-	-	-	(.13)	-	-
Total distributions	-	-	(.12)	(.49)	(1.10)	(.87)
Net asset value, end of period	$ 12.75	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Total ReturnB,C	2.25%	(18.07)%	(16.79)%	(7.31)%	29.37%	27.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.88%	.85%	.82%	.91%	.99%
Expenses net of voluntary waivers, if any	.90% A	.88%	.85%	.82%	.91%	.99%
Expenses net of all reductions	.84% A	.82%	.82%	.81%	.90%	.97%
Net investment income (loss)	.54% A	.43%	.44%	.11%	.16%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,593	$ 73,313	$ 23,495	$ 13,665	$ 13,856	$ 8,742
Portfolio turnover rate	76% A	96%	121%	92%	91%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, net

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 50,166,863	|
Unrealized depreciation	(29,102,205)
Net unrealized appreciation (depreciation)	$ 21,064,658
Cost for federal income tax purposes	$ 515,256,077

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Notes to Financial Statements (Unaudited) - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 48,089	$ 99	$ 4,642
Class T	.28%	.25%	596,530	1,008	30,758
Class B	.75%	.25%	386,088	289,826	-
Class C	.75%	.25%	169,513	16,031	-
			$ 1,200,220	$ 306,964	$ 35,400

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,097
Class T	16,158
Class B*	130,766
Class C*	4,842
$ 168,863

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 71,312	.41*
Class T	333,421	.29*
Class B	185,723	.48*
Class C	67,560	.40*
Institutional Class	103,613	.24*
	$ 761,629

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $139,458 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 3,329
Class B	2.05%	34,295
Class C	2.05%	1,134
		$ 38,758

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to

Semiannual Report

7. Expense Reductions - continued

reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Transfer Agent expense reduction
Fund Level	$ -	$ 104,639	$ -
Class A	4,642	-	-
Class T	30,758	-	-
Institutional Class	-	-	187
	$ 35,400	$ 104,639	$ 187

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	664,004	1,304,610	$ 7,751,469	$ 17,706,051
Shares redeemed	(421,340)	(1,010,264)	(4,848,491)	(13,302,614)
Net increase (decrease)	242,664	294,346	$ 2,902,978	$ 4,403,437
Class T
Shares sold	3,686,194	5,477,589	$ 42,684,668	$ 73,235,441
Shares redeemed	(2,759,797)	(8,149,472)	(31,709,050)	(106,883,442)
Net increase (decrease)	926,397	(2,671,883)	$ 10,975,618	$ (33,648,001)
Class B
Shares sold	906,630	1,586,867	$ 10,146,044	$ 20,705,711
Shares redeemed	(1,273,911)	(2,864,909)	(14,325,458)	(36,856,060)
Net increase (decrease)	(367,281)	(1,278,042)	$ (4,179,414)	$ (16,150,349)
Class C
Shares sold	422,275	838,468	$ 4,741,346	$ 11,076,014
Shares redeemed	(458,730)	(1,206,209)	(5,097,144)	(15,430,206)
Net increase (decrease)	(36,455)	(367,741)	$ (355,798)	$ (4,354,192)
Institutional Class
Shares sold	4,427,315	6,787,678	$ 52,999,645	$ 90,731,937
Shares redeemed	(1,631,206)	(2,450,500)	(19,452,067)	(29,061,690)
Net increase (decrease)	2,796,109	4,337,178	$ 33,547,578	$ 61,670,247

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	4.8	5.1
Take-Two Interactive Software, Inc.	4.5	5.3
ACE Ltd.	3.7	3.6
Beazer Homes USA, Inc.	3.6	2.0
Jack in the Box, Inc.	3.1	3.0
Vignette Corp.	3.0	1.6
Jones Apparel Group, Inc.	3.0	3.6
WMS Industries, Inc.	2.8	3.7
Legato Systems, Inc.	2.7	1.6
THQ, Inc.	2.2	0.4
	33.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.8	29.2
Consumer Discretionary	30.5	35.6
Financials	12.7	16.0
Industrials	11.2	9.9
Materials	2.8	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 97.6%		Stocks 97.1%
	Convertible Securities 2.3%		Convertible Securities 3.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets*** (0.1)%
* Foreign investments	12.6%	** Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 30.5%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 234
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,750
ArvinMeritor, Inc.	123,500	2,197
Dura Automotive Systems, Inc. Class A (a)	206,000	1,858
Lear Corp. (a)	110,000	4,376
		23,415
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,775
Hotels, Restaurants & Leisure - 6.7%
Ameristar Casinos, Inc. (a)	400,000	6,600
Isle of Capri Casinos, Inc. (a)	200,000	2,638
Jack in the Box, Inc. (a)	1,787,700	37,577
Mikohn Gaming Corp. (a)	125,000	555
WMS Industries, Inc. (a)(c)	2,301,300	34,059
		81,429
Household Durables - 11.1%
Bassett Furniture Industries, Inc.	74,300	1,010
Beazer Homes USA, Inc. (a)	526,063	44,610
Centex Corp.	100,000	7,763
D.R. Horton, Inc.	455,994	11,988
Lennar Corp.:
Class A	324,700	21,771
Class B	32,470	2,115
M/I Schottenstein Homes, Inc.	443,200	17,994
Maytag Corp.	240,000	5,870
Mohawk Industries, Inc. (a)	160,000	9,234
Whirlpool Corp.	230,000	13,087
		135,442
Leisure Equipment & Products - 0.5%
Midway Games, Inc. (a)	665,359	2,349
Oakley, Inc. (a)	367,800	4,083
		6,432
Media - 0.3%
General Motors Corp. Class H (a)	300,000	3,660
Specialty Retail - 3.6%
American Eagle Outfitters, Inc. (a)	650,000	11,044
Big Dog Holdings, Inc. (a)(c)	1,024,100	2,981
Borders Group, Inc. (a)	1,340,000	22,043
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	97,500	$ 935
Electronics Boutique Holding Corp. (a)	230,000	4,830
Wet Seal, Inc. Class A (a)	250,000	2,650
		44,483
Textiles Apparel & Luxury Goods - 4.4%
Jones Apparel Group, Inc. (a)	1,222,900	35,904
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	17,535
		53,439
TOTAL CONSUMER DISCRETIONARY		372,075
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	180,000	2,776
Koninklijke Ahold NV sponsored ADR	600,000	4,488
Safeway, Inc. (a)	690,000	13,000
		20,264
Food Products - 0.6%
Fresh Del Monte Produce, Inc.	188,181	3,910
Sensient Technologies Corp.	40,000	906
Tyson Foods, Inc. Class A	298,200	2,833
		7,649
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	200,000	2,000
TOTAL CONSUMER STAPLES		29,913
FINANCIALS - 12.7%
Capital Markets - 0.3%
J.P. Morgan Chase & Co.	110,000	3,615
Commercial Banks - 0.3%
Wachovia Corp.	93,002	3,737
Diversified Financial Services - 0.8%
CIT Group, Inc.	400,000	9,596
Insurance - 9.4%
ACE Ltd.	1,250,000	45,625
Allstate Corp.	340,000	12,237
AmerUs Group Co.	100,000	2,691
Everest Re Group Ltd.	60,700	4,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	200,000	$ 9,328
Infinity Property & Casualty Corp.	200,000	4,582
MetLife, Inc.	570,000	15,943
Safety Insurance Group, Inc.	200,000	2,990
Travelers Property Casualty Corp. Class A	1,040,000	16,983
		114,810
Thrifts & Mortgage Finance - 1.9%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,385
Sovereign Bancorp, Inc.	1,138,200	18,575
		22,960
TOTAL FINANCIALS		154,718
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	50,000	1,267
Beckman Coulter, Inc.	60,000	2,439
Cygnus, Inc. (a)	1,855,850	1,299
I-Stat Corp. (a)	914,400	7,882
		12,887
Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (a)	40,000	1,286
Pharmaceuticals - 0.3%
King Pharmaceuticals, Inc. (a)	260,000	3,721
Twinlab Corp. (a)	512,300	138
		3,859
TOTAL HEALTH CARE		18,032
INDUSTRIALS - 11.1%
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	967
York International Corp.	342,100	8,857
		9,824
Commercial Services & Supplies - 2.9%
Central Parking Corp.	400,000	4,540
Hudson Highland Group, Inc. (a)	75,000	1,331
Labor Ready, Inc. (a)	247,000	1,606
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc.	1,000,000	$ 19,860
Vedior NV (Certificaten Van Aandelen)	915,000	7,496
		34,833
Construction & Engineering - 0.0%
Granite Construction, Inc.	17,300	320
Electrical Equipment - 0.1%
TB Wood's Corp.	261,300	1,437
Industrial Conglomerates - 4.8%
Tyco International Ltd.	3,329,500	58,928
Machinery - 2.3%
Columbus McKinnon Corp. (a)	221,900	455
EnPro Industries, Inc. (a)	10,000	85
Milacron, Inc.	300,580	1,395
Navistar International Corp. (a)	840,200	25,895
		27,830
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	100,000	2,090
TOTAL INDUSTRIALS		135,262
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 6.0%
ADC Telecommunications, Inc. (a)	5,367,400	14,438
Cable Design Technologies Corp. (a)	1,996,771	15,076
Enterasys Networks, Inc. (a)	2,052,000	7,120
NMS Communications Corp. (a)	1,329,421	1,893
Performance Technologies, Inc. (a)(c)	1,223,100	8,280
Telefonaktiebolaget LM Ericsson ADR (a)	280,000	2,912
Tellium, Inc. (a)	36,000	37
Terayon Communication Systems, Inc. (a)(c)	7,016,500	20,769
Turnstone Systems, Inc. (a)	1,142,100	3,027
		73,552
Computers & Peripherals - 0.3%
Sun Microsystems, Inc. (a)	800,000	3,464
Electronic Equipment & Instruments - 1.1%
AVX Corp.	490,000	5,905
Pioneer Standard Electronics, Inc.	50,000	457
RadiSys Corp. (a)	100,000	1,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,154
Solectron Corp. (a)	1,100,000	4,400
		13,981
Internet Software & Services - 6.1%
Art Technology Group, Inc. (a)	1,550,000	2,201
iBasis, Inc. (a)	160,000	144
Interwoven, Inc. (a)	1,112,300	2,447
Kana Software, Inc. (a)	746,300	4,291
Keynote Systems, Inc. (a)	772,451	7,354
Primus Knowledge Solutions, Inc. (a)	668,500	568
RADWARE Ltd. (a)	100,000	1,380
Retek, Inc. (a)	1,354,200	8,923
SkillSoft PLC sponsored ADR (a)	1,060,000	4,420
SonicWALL, Inc. (a)	1,200,000	6,228
Vignette Corp. (a)(c)	15,169,800	36,408
		74,364
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	2,990,000	21,767
Agere Systems, Inc. Class A (a)	1,225,000	2,989
Applied Micro Circuits Corp. (a)	400,000	2,008
ASM International NV (Nasdaq) (a)	214,800	3,321
ASML Holding NV (NY Shares) (a)	800,000	8,040
Atmel Corp. (a)	3,520,100	10,666
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,560
Conexant Systems, Inc. (a)	600,000	2,316
Integrated Device Technology, Inc. (a)	281,200	3,403
Micron Technology, Inc. (a)	400,000	4,528
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,781,330	18,063
Teradyne, Inc. (a)	100,000	1,715
Transwitch Corp. (a)	2,688,400	3,145
United Microelectronics Corp. sponsored ADR (a)	2,151,140	8,432
		91,953
Software - 13.3%
Activision, Inc. (a)	730,000	12,395
Actuate Corp. (a)	500,000	900
Aspen Technology, Inc. (a)	676,100	2,752
Compuware Corp. (a)	972,700	5,904
i2 Technologies, Inc. (a)	5,200,100	5,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp.	1,350,770	$ 216
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	4,291,700	32,574
Nintendo Co. Ltd.	200,000	14,861
Take-Two Interactive Software, Inc. (a)(c)	2,199,600	55,540
THQ, Inc. (a)	1,860,000	26,375
Ulticom, Inc. (a)	493,000	4,807
		161,940
TOTAL INFORMATION TECHNOLOGY		419,254
MATERIALS - 2.8%
Chemicals - 0.6%
Celanese AG	200,000	4,812
FMC Corp. (a)	2,600	54
Millennium Chemicals, Inc.	180,900	2,162
		7,028
Construction Materials - 1.8%
Centex Construction Products, Inc.	182,500	7,127
Martin Marietta Materials, Inc.	240,000	8,210
Texas Industries, Inc.	310,600	6,867
		22,204
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	210,600	2,411
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,541
TOTAL MATERIALS		34,184
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,230
ITXC Corp. (a)	120,000	246
Qwest Communications International, Inc. (a)	1,566,500	7,034
Time Warner Telecom, Inc. Class A (a)	215,000	1,247
		9,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.5%
Electric Utilities - 1.5%
FirstEnergy Corp.	447,100	$ 16,458
PG&E Corp. (a)	100,000	1,700
		18,158
TOTAL COMMON STOCKS (Cost $1,217,443)		1,191,353
Convertible Preferred Stocks - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	2
UTILITIES - 0.5%
Electric Utilities - 0.5%
TXU Corp. $4.063 PRIDES	200,000	6,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		6,402
Convertible Bonds - 1.8%
	Principal Amount (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	2,239
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,250
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.3%
Natural MicroSystems Corp. 5% 10/15/05	12,830	8,468
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	7,050
		15,518
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Richardson Electronics Ltd.:
7.25% 12/15/06	$ 404	$ 356
8.25% 6/15/06	1,968	1,870
		2,226
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	680
TOTAL INFORMATION TECHNOLOGY		18,424
TOTAL CONVERTIBLE BONDS (Cost $23,669)		21,913
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	4,261,652	4,262
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	63,990,226	63,990
TOTAL MONEY MARKET FUNDS (Cost $68,252)		68,252
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,319,405)		1,287,920
NET OTHER ASSETS - (5.5)%		(67,652)
NET ASSETS - 100%		$ 1,220,268
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,250,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Bermuda	4.1%
Japan	3.2%
Taiwan	2.2%
Netherlands	1.9%
Others (individually less than 1%)	1.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $241,888,000 and $254,303,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,261) (cost $1,319,405) - See accompanying schedule		$ 1,287,920
Receivable for investments sold		10,591
Receivable for fund shares sold		2,905
Dividends receivable		1,022
Interest receivable		424
Receivable from investment adviser for expense reductions		4
Other receivables		25
Total assets		1,302,891

Liabilities
Payable for investments purchased	$ 13,533
Payable for fund shares redeemed	3,871
Accrued management fee	554
Distribution fees payable	512
Other payables and accrued expenses	163
Collateral on securities loaned, at value	63,990
Total liabilities		82,623

Net Assets		$ 1,220,268
Net Assets consist of:
Paid in capital		$ 1,316,024
Undistributed net investment income		2,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,471)
Net Assets		$ 1,220,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,223 ÷ 6,099 shares)	$ 22.99

Maximum offering price per share (100/94.25 of $22.99)	$ 24.39
Class T: Net Asset Value and redemption price per share ($732,054 ÷ 31,095 shares)	$ 23.54

Maximum offering price per share (100/96.50 of $23.54)	$ 24.39
Class B: Net Asset Value and offering price per share ($198,241 ÷ 8,786 shares) A	$ 22.56

Initial Class: Net Asset Value, offering price and redemption price per share ($15,996 ÷ 657.5 shares)	$ 24.33

Class C: Net Asset Value and offering price per share ($59,031 ÷ 2,632 shares) A	$ 22.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,723 ÷ 3,154 shares)	$ 23.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,719
Interest		2,732
Security lending		170
Total income		6,621

Expenses
Management fee	$ 3,008
Transfer agent fees	1,709
Distribution fees	2,914
Accounting and security lending fees	144
Non-interested trustees' compensation	1
Custodian fees and expenses	26
Registration fees	64
Audit	27
Legal	5
Miscellaneous	15
Total expenses before reductions	7,913
Expense reductions	(294)	7,619
Net investment income (loss)		(998)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($219) on sales of investments in affiliated issuers)	(328)
Foreign currency transactions	(1)
Total net realized gain (loss)		(329)
Change in net unrealized appreciation (depreciation) on: Investment securities	60,416
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		60,429
Net gain (loss)		60,100
Net increase (decrease) in net assets resulting from operations		$ 59,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (998)	$ (2,161)
Net realized gain (loss)	(329)	(66,029)
Change in net unrealized appreciation (depreciation)	60,429	(118,277)
Net increase (decrease) in net assets resulting from operations	59,102	(186,467)
Distributions to shareholders from net realized gain	-	(6,543)
Share transactions - net increase (decrease)	(8,170)	346,876
Total increase (decrease) in net assets	50,932	153,866

Net Assets
Beginning of period	1,169,336	1,015,470
End of period (including undistributed net investment income of $2,429 and undistributed net investment income of $3,427, respectively)	$ 1,220,268	$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) E	- H	.02 G	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	1.25	(2.82) G	2.75	2.46	4.15	(1.09)
Total from investment operations	1.25	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	-	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 22.99	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return B, C, D	5.75%	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.28% A	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.23% A	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.05% A	.07% G	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03) G	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	1.27	(2.90) G	2.81	2.52	4.20	(1.10)
Total from investment operations	1.26	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	-	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 23.54	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return B, C, D	5.66%	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.42% A	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.13)% A	(.12)% G	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 732	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16) G	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	1.21	(2.80) G	2.71	2.44	4.11	(1.07)
Total from investment operations	1.14	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	-	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 22.56	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return B, C, D	5.32%	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.10% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.05% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	2.00% A	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.71)% A	(.73)% G	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.21	(2.78) H	(1.91)
Total from investment operations	1.14	(2.93)	(1.98)
Distributions from net realized gain	-	(.25)	-
Net asset value, end of period	$ 22.43	$ 21.29	$ 24.47
Total Return B, C, D	5.35%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.05% A	2.01%	1.87%A
Expenses net of all reductions	2.00% A	1.94%	1.86% A
Net investment income (loss)	(.71)% A	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 53	$ 21
Portfolio turnover rate	46% A	49%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2001 (commencement of sales of shares) to November 30, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) D	.05	.12 F	- G	.04	.02	(.02)
Net realized and unrealized gain (loss)	1.33	(2.96) F	2.86	2.56	4.29	(1.12)
Total from investment operations	1.38	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	-	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 24.33	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return B, C, H	6.01%	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets E
Expenses before expense reductions	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.76% A	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.52% A	.50%F	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Amounts represent less than $.01 per-share. H Total returns do not include the effect of former sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) D	.05	.10 F	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	1.28	(2.89) F	2.83	2.51	4.21	(1.10)
Total from investment operations	1.33	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	-	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 23.69	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return B, C	5.95%	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.83% A	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.45% A	.44%F	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 262,630	|
Unrealized depreciation	(287,545)
Net unrealized appreciation (depreciation)	$ (24,915)
Cost for federal income tax purposes	$ 1,312,835

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 165	$ 2	$ 19
Class T	.28%	.25%	1,649	14	99
Class B	.75%	.25%	856	642	-
Class C	.75%	.25%	244	108	-
			$ 2,914	$ 766	$ 118

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37
Class T	31
Class B*	325
Class C*	11
$ 404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 212	.36*
Class T	918	.30*
Class B	393	.46*
Class C	103	.42*
Initial Class	12	.17*
Institutional Class	71	.24*
	$ 1,709

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.05%	$ 41
Class C	2.05%	3
		$ 44

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 132
Class A	19	-
Class T	99	-
	$ 118	$ 132

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net realized gain
Class A	$ -	$ 919
Class T	-	4,131
Class B	-	515
Initial Class	-	190
Class C	-	260
Institutional Class	-	528
Total	$ -	$ 6,543

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,637	4,348	$ 32,318	$ 102,986
Reinvestment of distributions	-	33	-	855
Shares redeemed	(1,494)	(2,027)	(28,806)	(44,672)
Net increase (decrease)	143	2,354	$ 3,512	$ 59,169
Class T
Shares sold	5,039	16,787	$ 102,097	$ 412,757
Reinvestment of distributions	-	140	-	3,778
Shares redeemed	(5,794)	(11,400)	(114,456)	(256,350)
Net increase (decrease)	(755)	5,527	$ (12,359)	$ 160,185
Class B
Shares sold	911	5,798	$ 17,661	$ 139,010
Reinvestment of distributions	-	17	-	465
Shares redeemed	(1,272)	(3,694)	(23,942)	(80,435)
Net increase (decrease)	(361)	2,121	$ (6,281)	$ 59,040
Initial Class
Shares sold	1	9	$ 17	$ 234
Reinvestment of distributions	-	6	-	167
Shares redeemed	(38)	(52)	(777)	(1,203)
Net increase (decrease)	(37)	(37)	$ (760)	$ (802)
Class C
Shares sold	598	2,839	$ 11,498	$ 66,536
Reinvestment of distributions	-	10	-	246
Shares redeemed	(451)	(1,230)	(8,349)	(27,408)
Net increase (decrease)	147	1,619	$ 3,149	$ 39,374
Institutional Class
Shares sold	913	2,411	$ 18,195	$ 59,781
Reinvestment of distributions	-	16	-	417
Shares redeemed	(687)	(1,338)	(13,626)	(30,288)
Net increase (decrease)	226	1,089	$ 4,569	$ 29,910

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ -	$ -	$ 2,981
Maxwell Shoe Co., Inc. Class A	-	-	-	17,535
Performance Technologies, Inc.	-	-	-	8,280
Take-Two Interactive Software, Inc.	2,550	-	-	55,540
Terayon Communication Systems, Inc.	4,151	-	-	20,769
Vignette Corp.	4,309	-	-	36,408
WMS Industries, Inc.	239	3,416	-	34,059
TOTALS	$ 11,249	$ 3,416	$ -	$ 175,572

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	4.8	5.1
Take-Two Interactive Software, Inc.	4.5	5.3
ACE Ltd.	3.7	3.6
Beazer Homes USA, Inc.	3.6	2.0
Jack in the Box, Inc.	3.1	3.0
Vignette Corp.	3.0	1.6
Jones Apparel Group, Inc.	3.0	3.6
WMS Industries, Inc.	2.8	3.7
Legato Systems, Inc.	2.7	1.6
THQ, Inc.	2.2	0.4
	33.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.8	29.2
Consumer Discretionary	30.5	35.6
Financials	12.7	16.0
Industrials	11.2	9.9
Materials	2.8	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 97.6%		Stocks 97.1%
	Convertible Securities 2.3%		Convertible Securities 3.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets*** (0.1)%
* Foreign investments	12.6%	** Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 30.5%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 234
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,750
ArvinMeritor, Inc.	123,500	2,197
Dura Automotive Systems, Inc. Class A (a)	206,000	1,858
Lear Corp. (a)	110,000	4,376
		23,415
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,775
Hotels, Restaurants & Leisure - 6.7%
Ameristar Casinos, Inc. (a)	400,000	6,600
Isle of Capri Casinos, Inc. (a)	200,000	2,638
Jack in the Box, Inc. (a)	1,787,700	37,577
Mikohn Gaming Corp. (a)	125,000	555
WMS Industries, Inc. (a)(c)	2,301,300	34,059
		81,429
Household Durables - 11.1%
Bassett Furniture Industries, Inc.	74,300	1,010
Beazer Homes USA, Inc. (a)	526,063	44,610
Centex Corp.	100,000	7,763
D.R. Horton, Inc.	455,994	11,988
Lennar Corp.:
Class A	324,700	21,771
Class B	32,470	2,115
M/I Schottenstein Homes, Inc.	443,200	17,994
Maytag Corp.	240,000	5,870
Mohawk Industries, Inc. (a)	160,000	9,234
Whirlpool Corp.	230,000	13,087
		135,442
Leisure Equipment & Products - 0.5%
Midway Games, Inc. (a)	665,359	2,349
Oakley, Inc. (a)	367,800	4,083
		6,432
Media - 0.3%
General Motors Corp. Class H (a)	300,000	3,660
Specialty Retail - 3.6%
American Eagle Outfitters, Inc. (a)	650,000	11,044
Big Dog Holdings, Inc. (a)(c)	1,024,100	2,981
Borders Group, Inc. (a)	1,340,000	22,043
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	97,500	$ 935
Electronics Boutique Holding Corp. (a)	230,000	4,830
Wet Seal, Inc. Class A (a)	250,000	2,650
		44,483
Textiles Apparel & Luxury Goods - 4.4%
Jones Apparel Group, Inc. (a)	1,222,900	35,904
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	17,535
		53,439
TOTAL CONSUMER DISCRETIONARY		372,075
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	180,000	2,776
Koninklijke Ahold NV sponsored ADR	600,000	4,488
Safeway, Inc. (a)	690,000	13,000
		20,264
Food Products - 0.6%
Fresh Del Monte Produce, Inc.	188,181	3,910
Sensient Technologies Corp.	40,000	906
Tyson Foods, Inc. Class A	298,200	2,833
		7,649
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	200,000	2,000
TOTAL CONSUMER STAPLES		29,913
FINANCIALS - 12.7%
Capital Markets - 0.3%
J.P. Morgan Chase & Co.	110,000	3,615
Commercial Banks - 0.3%
Wachovia Corp.	93,002	3,737
Diversified Financial Services - 0.8%
CIT Group, Inc.	400,000	9,596
Insurance - 9.4%
ACE Ltd.	1,250,000	45,625
Allstate Corp.	340,000	12,237
AmerUs Group Co.	100,000	2,691
Everest Re Group Ltd.	60,700	4,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	200,000	$ 9,328
Infinity Property & Casualty Corp.	200,000	4,582
MetLife, Inc.	570,000	15,943
Safety Insurance Group, Inc.	200,000	2,990
Travelers Property Casualty Corp. Class A	1,040,000	16,983
		114,810
Thrifts & Mortgage Finance - 1.9%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,385
Sovereign Bancorp, Inc.	1,138,200	18,575
		22,960
TOTAL FINANCIALS		154,718
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	50,000	1,267
Beckman Coulter, Inc.	60,000	2,439
Cygnus, Inc. (a)	1,855,850	1,299
I-Stat Corp. (a)	914,400	7,882
		12,887
Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (a)	40,000	1,286
Pharmaceuticals - 0.3%
King Pharmaceuticals, Inc. (a)	260,000	3,721
Twinlab Corp. (a)	512,300	138
		3,859
TOTAL HEALTH CARE		18,032
INDUSTRIALS - 11.1%
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	967
York International Corp.	342,100	8,857
		9,824
Commercial Services & Supplies - 2.9%
Central Parking Corp.	400,000	4,540
Hudson Highland Group, Inc. (a)	75,000	1,331
Labor Ready, Inc. (a)	247,000	1,606
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc.	1,000,000	$ 19,860
Vedior NV (Certificaten Van Aandelen)	915,000	7,496
		34,833
Construction & Engineering - 0.0%
Granite Construction, Inc.	17,300	320
Electrical Equipment - 0.1%
TB Wood's Corp.	261,300	1,437
Industrial Conglomerates - 4.8%
Tyco International Ltd.	3,329,500	58,928
Machinery - 2.3%
Columbus McKinnon Corp. (a)	221,900	455
EnPro Industries, Inc. (a)	10,000	85
Milacron, Inc.	300,580	1,395
Navistar International Corp. (a)	840,200	25,895
		27,830
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	100,000	2,090
TOTAL INDUSTRIALS		135,262
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 6.0%
ADC Telecommunications, Inc. (a)	5,367,400	14,438
Cable Design Technologies Corp. (a)	1,996,771	15,076
Enterasys Networks, Inc. (a)	2,052,000	7,120
NMS Communications Corp. (a)	1,329,421	1,893
Performance Technologies, Inc. (a)(c)	1,223,100	8,280
Telefonaktiebolaget LM Ericsson ADR (a)	280,000	2,912
Tellium, Inc. (a)	36,000	37
Terayon Communication Systems, Inc. (a)(c)	7,016,500	20,769
Turnstone Systems, Inc. (a)	1,142,100	3,027
		73,552
Computers & Peripherals - 0.3%
Sun Microsystems, Inc. (a)	800,000	3,464
Electronic Equipment & Instruments - 1.1%
AVX Corp.	490,000	5,905
Pioneer Standard Electronics, Inc.	50,000	457
RadiSys Corp. (a)	100,000	1,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,154
Solectron Corp. (a)	1,100,000	4,400
		13,981
Internet Software & Services - 6.1%
Art Technology Group, Inc. (a)	1,550,000	2,201
iBasis, Inc. (a)	160,000	144
Interwoven, Inc. (a)	1,112,300	2,447
Kana Software, Inc. (a)	746,300	4,291
Keynote Systems, Inc. (a)	772,451	7,354
Primus Knowledge Solutions, Inc. (a)	668,500	568
RADWARE Ltd. (a)	100,000	1,380
Retek, Inc. (a)	1,354,200	8,923
SkillSoft PLC sponsored ADR (a)	1,060,000	4,420
SonicWALL, Inc. (a)	1,200,000	6,228
Vignette Corp. (a)(c)	15,169,800	36,408
		74,364
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	2,990,000	21,767
Agere Systems, Inc. Class A (a)	1,225,000	2,989
Applied Micro Circuits Corp. (a)	400,000	2,008
ASM International NV (Nasdaq) (a)	214,800	3,321
ASML Holding NV (NY Shares) (a)	800,000	8,040
Atmel Corp. (a)	3,520,100	10,666
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,560
Conexant Systems, Inc. (a)	600,000	2,316
Integrated Device Technology, Inc. (a)	281,200	3,403
Micron Technology, Inc. (a)	400,000	4,528
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,781,330	18,063
Teradyne, Inc. (a)	100,000	1,715
Transwitch Corp. (a)	2,688,400	3,145
United Microelectronics Corp. sponsored ADR (a)	2,151,140	8,432
		91,953
Software - 13.3%
Activision, Inc. (a)	730,000	12,395
Actuate Corp. (a)	500,000	900
Aspen Technology, Inc. (a)	676,100	2,752
Compuware Corp. (a)	972,700	5,904
i2 Technologies, Inc. (a)	5,200,100	5,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp.	1,350,770	$ 216
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	4,291,700	32,574
Nintendo Co. Ltd.	200,000	14,861
Take-Two Interactive Software, Inc. (a)(c)	2,199,600	55,540
THQ, Inc. (a)	1,860,000	26,375
Ulticom, Inc. (a)	493,000	4,807
		161,940
TOTAL INFORMATION TECHNOLOGY		419,254
MATERIALS - 2.8%
Chemicals - 0.6%
Celanese AG	200,000	4,812
FMC Corp. (a)	2,600	54
Millennium Chemicals, Inc.	180,900	2,162
		7,028
Construction Materials - 1.8%
Centex Construction Products, Inc.	182,500	7,127
Martin Marietta Materials, Inc.	240,000	8,210
Texas Industries, Inc.	310,600	6,867
		22,204
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	210,600	2,411
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,541
TOTAL MATERIALS		34,184
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,230
ITXC Corp. (a)	120,000	246
Qwest Communications International, Inc. (a)	1,566,500	7,034
Time Warner Telecom, Inc. Class A (a)	215,000	1,247
		9,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.5%
Electric Utilities - 1.5%
FirstEnergy Corp.	447,100	$ 16,458
PG&E Corp. (a)	100,000	1,700
		18,158
TOTAL COMMON STOCKS (Cost $1,217,443)		1,191,353
Convertible Preferred Stocks - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	2
UTILITIES - 0.5%
Electric Utilities - 0.5%
TXU Corp. $4.063 PRIDES	200,000	6,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		6,402
Convertible Bonds - 1.8%
	Principal Amount (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	2,239
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,250
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.3%
Natural MicroSystems Corp. 5% 10/15/05	12,830	8,468
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	7,050
		15,518
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Richardson Electronics Ltd.:
7.25% 12/15/06	$ 404	$ 356
8.25% 6/15/06	1,968	1,870
		2,226
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	680
TOTAL INFORMATION TECHNOLOGY		18,424
TOTAL CONVERTIBLE BONDS (Cost $23,669)		21,913
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	4,261,652	4,262
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	63,990,226	63,990
TOTAL MONEY MARKET FUNDS (Cost $68,252)		68,252
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,319,405)		1,287,920
NET OTHER ASSETS - (5.5)%		(67,652)
NET ASSETS - 100%		$ 1,220,268
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,250,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Bermuda	4.1%
Japan	3.2%
Taiwan	2.2%
Netherlands	1.9%
Others (individually less than 1%)	1.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $241,888,000 and $254,303,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,261) (cost $1,319,405) - See accompanying schedule		$ 1,287,920
Receivable for investments sold		10,591
Receivable for fund shares sold		2,905
Dividends receivable		1,022
Interest receivable		424
Receivable from investment adviser for expense reductions		4
Other receivables		25
Total assets		1,302,891

Liabilities
Payable for investments purchased	$ 13,533
Payable for fund shares redeemed	3,871
Accrued management fee	554
Distribution fees payable	512
Other payables and accrued expenses	163
Collateral on securities loaned, at value	63,990
Total liabilities		82,623

Net Assets		$ 1,220,268
Net Assets consist of:
Paid in capital		$ 1,316,024
Undistributed net investment income		2,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,471)
Net Assets		$ 1,220,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,223 ÷ 6,099 shares)	$ 22.99

Maximum offering price per share (100/94.25 of $22.99)	$ 24.39
Class T: Net Asset Value and redemption price per share ($732,054 ÷ 31,095 shares)	$ 23.54

Maximum offering price per share (100/96.50 of $23.54)	$ 24.39
Class B: Net Asset Value and offering price per share ($198,241 ÷ 8,786 shares) A	$ 22.56

Initial Class: Net Asset Value, offering price and redemption price per share ($15,996 ÷ 657.5 shares)	$ 24.33

Class C: Net Asset Value and offering price per share ($59,031 ÷ 2,632 shares) A	$ 22.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,723 ÷ 3,154 shares)	$ 23.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,719
Interest		2,732
Security lending		170
Total income		6,621

Expenses
Management fee	$ 3,008
Transfer agent fees	1,709
Distribution fees	2,914
Accounting and security lending fees	144
Non-interested trustees' compensation	1
Custodian fees and expenses	26
Registration fees	64
Audit	27
Legal	5
Miscellaneous	15
Total expenses before reductions	7,913
Expense reductions	(294)	7,619
Net investment income (loss)		(998)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($219) on sales of investments in affiliated issuers)	(328)
Foreign currency transactions	(1)
Total net realized gain (loss)		(329)
Change in net unrealized appreciation (depreciation) on: Investment securities	60,416
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		60,429
Net gain (loss)		60,100
Net increase (decrease) in net assets resulting from operations		$ 59,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (998)	$ (2,161)
Net realized gain (loss)	(329)	(66,029)
Change in net unrealized appreciation (depreciation)	60,429	(118,277)
Net increase (decrease) in net assets resulting from operations	59,102	(186,467)
Distributions to shareholders from net realized gain	-	(6,543)
Share transactions - net increase (decrease)	(8,170)	346,876
Total increase (decrease) in net assets	50,932	153,866

Net Assets
Beginning of period	1,169,336	1,015,470
End of period (including undistributed net investment income of $2,429 and undistributed net investment income of $3,427, respectively)	$ 1,220,268	$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) E	- H	.02 G	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	1.25	(2.82) G	2.75	2.46	4.15	(1.09)
Total from investment operations	1.25	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	-	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 22.99	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return B, C, D	5.75%	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.28% A	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.23% A	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.05% A	.07% G	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03) G	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	1.27	(2.90) G	2.81	2.52	4.20	(1.10)
Total from investment operations	1.26	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	-	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 23.54	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return B, C, D	5.66%	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.42% A	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.13)% A	(.12)% G	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 732	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16) G	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	1.21	(2.80) G	2.71	2.44	4.11	(1.07)
Total from investment operations	1.14	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	-	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 22.56	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return B, C, D	5.32%	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.10% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.05% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	2.00% A	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.71)% A	(.73)% G	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.21	(2.78) H	(1.91)
Total from investment operations	1.14	(2.93)	(1.98)
Distributions from net realized gain	-	(.25)	-
Net asset value, end of period	$ 22.43	$ 21.29	$ 24.47
Total Return B, C, D	5.35%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.05% A	2.01%	1.87%A
Expenses net of all reductions	2.00% A	1.94%	1.86% A
Net investment income (loss)	(.71)% A	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 53	$ 21
Portfolio turnover rate	46% A	49%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2001 (commencement of sales of shares) to November 30, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) D	.05	.12 F	- G	.04	.02	(.02)
Net realized and unrealized gain (loss)	1.33	(2.96) F	2.86	2.56	4.29	(1.12)
Total from investment operations	1.38	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	-	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 24.33	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return B, C, H	6.01%	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets E
Expenses before expense reductions	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.76% A	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.52% A	.50%F	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Amounts represent less than $.01 per-share. H Total returns do not include the effect of former sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) D	.05	.10 F	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	1.28	(2.89) F	2.83	2.51	4.21	(1.10)
Total from investment operations	1.33	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	-	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 23.69	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return B, C	5.95%	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.83% A	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.45% A	.44%F	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 262,630	|
Unrealized depreciation	(287,545)
Net unrealized appreciation (depreciation)	$ (24,915)
Cost for federal income tax purposes	$ 1,312,835

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 165	$ 2	$ 19
Class T	.28%	.25%	1,649	14	99
Class B	.75%	.25%	856	642	-
Class C	.75%	.25%	244	108	-
			$ 2,914	$ 766	$ 118

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37
Class T	31
Class B*	325
Class C*	11
$ 404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 212	.36*
Class T	918	.30*
Class B	393	.46*
Class C	103	.42*
Initial Class	12	.17*
Institutional Class	71	.24*
	$ 1,709

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.05%	$ 41
Class C	2.05%	3
		$ 44

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 132
Class A	19	-
Class T	99	-
	$ 118	$ 132

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net realized gain
Class A	$ -	$ 919
Class T	-	4,131
Class B	-	515
Initial Class	-	190
Class C	-	260
Institutional Class	-	528
Total	$ -	$ 6,543

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,637	4,348	$ 32,318	$ 102,986
Reinvestment of distributions	-	33	-	855
Shares redeemed	(1,494)	(2,027)	(28,806)	(44,672)
Net increase (decrease)	143	2,354	$ 3,512	$ 59,169
Class T
Shares sold	5,039	16,787	$ 102,097	$ 412,757
Reinvestment of distributions	-	140	-	3,778
Shares redeemed	(5,794)	(11,400)	(114,456)	(256,350)
Net increase (decrease)	(755)	5,527	$ (12,359)	$ 160,185
Class B
Shares sold	911	5,798	$ 17,661	$ 139,010
Reinvestment of distributions	-	17	-	465
Shares redeemed	(1,272)	(3,694)	(23,942)	(80,435)
Net increase (decrease)	(361)	2,121	$ (6,281)	$ 59,040
Initial Class
Shares sold	1	9	$ 17	$ 234
Reinvestment of distributions	-	6	-	167
Shares redeemed	(38)	(52)	(777)	(1,203)
Net increase (decrease)	(37)	(37)	$ (760)	$ (802)
Class C
Shares sold	598	2,839	$ 11,498	$ 66,536
Reinvestment of distributions	-	10	-	246
Shares redeemed	(451)	(1,230)	(8,349)	(27,408)
Net increase (decrease)	147	1,619	$ 3,149	$ 39,374
Institutional Class
Shares sold	913	2,411	$ 18,195	$ 59,781
Reinvestment of distributions	-	16	-	417
Shares redeemed	(687)	(1,338)	(13,626)	(30,288)
Net increase (decrease)	226	1,089	$ 4,569	$ 29,910

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ -	$ -	$ 2,981
Maxwell Shoe Co., Inc. Class A	-	-	-	17,535
Performance Technologies, Inc.	-	-	-	8,280
Take-Two Interactive Software, Inc.	2,550	-	-	55,540
Terayon Communication Systems, Inc.	4,151	-	-	20,769
Vignette Corp.	4,309	-	-	36,408
WMS Industries, Inc.	239	3,416	-	34,059
TOTALS	$ 11,249	$ 3,416	$ -	$ 175,572
Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fideilty_Logo) (Registered Trademark)

Fidelity

Value Strategies Fund

(Initial Class of Fidelity® Advisor
Value Strategies Fund)

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	4.8	5.1
Take-Two Interactive Software, Inc.	4.5	5.3
ACE Ltd.	3.7	3.6
Beazer Homes USA, Inc.	3.6	2.0
Jack in the Box, Inc.	3.1	3.0
Vignette Corp.	3.0	1.6
Jones Apparel Group, Inc.	3.0	3.6
WMS Industries, Inc.	2.8	3.7
Legato Systems, Inc.	2.7	1.6
THQ, Inc.	2.2	0.4
	33.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.8	29.2
Consumer Discretionary	30.5	35.6
Financials	12.7	16.0
Industrials	11.2	9.9
Materials	2.8	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 97.6%		Stocks 97.1%
	Convertible Securities 2.3%		Convertible Securities 3.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets*** (0.1)%
* Foreign investments	12.6%	** Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 30.5%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 234
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,750
ArvinMeritor, Inc.	123,500	2,197
Dura Automotive Systems, Inc. Class A (a)	206,000	1,858
Lear Corp. (a)	110,000	4,376
		23,415
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,775
Hotels, Restaurants & Leisure - 6.7%
Ameristar Casinos, Inc. (a)	400,000	6,600
Isle of Capri Casinos, Inc. (a)	200,000	2,638
Jack in the Box, Inc. (a)	1,787,700	37,577
Mikohn Gaming Corp. (a)	125,000	555
WMS Industries, Inc. (a)(c)	2,301,300	34,059
		81,429
Household Durables - 11.1%
Bassett Furniture Industries, Inc.	74,300	1,010
Beazer Homes USA, Inc. (a)	526,063	44,610
Centex Corp.	100,000	7,763
D.R. Horton, Inc.	455,994	11,988
Lennar Corp.:
Class A	324,700	21,771
Class B	32,470	2,115
M/I Schottenstein Homes, Inc.	443,200	17,994
Maytag Corp.	240,000	5,870
Mohawk Industries, Inc. (a)	160,000	9,234
Whirlpool Corp.	230,000	13,087
		135,442
Leisure Equipment & Products - 0.5%
Midway Games, Inc. (a)	665,359	2,349
Oakley, Inc. (a)	367,800	4,083
		6,432
Media - 0.3%
General Motors Corp. Class H (a)	300,000	3,660
Specialty Retail - 3.6%
American Eagle Outfitters, Inc. (a)	650,000	11,044
Big Dog Holdings, Inc. (a)(c)	1,024,100	2,981
Borders Group, Inc. (a)	1,340,000	22,043
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	97,500	$ 935
Electronics Boutique Holding Corp. (a)	230,000	4,830
Wet Seal, Inc. Class A (a)	250,000	2,650
		44,483
Textiles Apparel & Luxury Goods - 4.4%
Jones Apparel Group, Inc. (a)	1,222,900	35,904
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	17,535
		53,439
TOTAL CONSUMER DISCRETIONARY		372,075
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	180,000	2,776
Koninklijke Ahold NV sponsored ADR	600,000	4,488
Safeway, Inc. (a)	690,000	13,000
		20,264
Food Products - 0.6%
Fresh Del Monte Produce, Inc.	188,181	3,910
Sensient Technologies Corp.	40,000	906
Tyson Foods, Inc. Class A	298,200	2,833
		7,649
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	200,000	2,000
TOTAL CONSUMER STAPLES		29,913
FINANCIALS - 12.7%
Capital Markets - 0.3%
J.P. Morgan Chase & Co.	110,000	3,615
Commercial Banks - 0.3%
Wachovia Corp.	93,002	3,737
Diversified Financial Services - 0.8%
CIT Group, Inc.	400,000	9,596
Insurance - 9.4%
ACE Ltd.	1,250,000	45,625
Allstate Corp.	340,000	12,237
AmerUs Group Co.	100,000	2,691
Everest Re Group Ltd.	60,700	4,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	200,000	$ 9,328
Infinity Property & Casualty Corp.	200,000	4,582
MetLife, Inc.	570,000	15,943
Safety Insurance Group, Inc.	200,000	2,990
Travelers Property Casualty Corp. Class A	1,040,000	16,983
		114,810
Thrifts & Mortgage Finance - 1.9%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,385
Sovereign Bancorp, Inc.	1,138,200	18,575
		22,960
TOTAL FINANCIALS		154,718
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	50,000	1,267
Beckman Coulter, Inc.	60,000	2,439
Cygnus, Inc. (a)	1,855,850	1,299
I-Stat Corp. (a)	914,400	7,882
		12,887
Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (a)	40,000	1,286
Pharmaceuticals - 0.3%
King Pharmaceuticals, Inc. (a)	260,000	3,721
Twinlab Corp. (a)	512,300	138
		3,859
TOTAL HEALTH CARE		18,032
INDUSTRIALS - 11.1%
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	967
York International Corp.	342,100	8,857
		9,824
Commercial Services & Supplies - 2.9%
Central Parking Corp.	400,000	4,540
Hudson Highland Group, Inc. (a)	75,000	1,331
Labor Ready, Inc. (a)	247,000	1,606
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc.	1,000,000	$ 19,860
Vedior NV (Certificaten Van Aandelen)	915,000	7,496
		34,833
Construction & Engineering - 0.0%
Granite Construction, Inc.	17,300	320
Electrical Equipment - 0.1%
TB Wood's Corp.	261,300	1,437
Industrial Conglomerates - 4.8%
Tyco International Ltd.	3,329,500	58,928
Machinery - 2.3%
Columbus McKinnon Corp. (a)	221,900	455
EnPro Industries, Inc. (a)	10,000	85
Milacron, Inc.	300,580	1,395
Navistar International Corp. (a)	840,200	25,895
		27,830
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	100,000	2,090
TOTAL INDUSTRIALS		135,262
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 6.0%
ADC Telecommunications, Inc. (a)	5,367,400	14,438
Cable Design Technologies Corp. (a)	1,996,771	15,076
Enterasys Networks, Inc. (a)	2,052,000	7,120
NMS Communications Corp. (a)	1,329,421	1,893
Performance Technologies, Inc. (a)(c)	1,223,100	8,280
Telefonaktiebolaget LM Ericsson ADR (a)	280,000	2,912
Tellium, Inc. (a)	36,000	37
Terayon Communication Systems, Inc. (a)(c)	7,016,500	20,769
Turnstone Systems, Inc. (a)	1,142,100	3,027
		73,552
Computers & Peripherals - 0.3%
Sun Microsystems, Inc. (a)	800,000	3,464
Electronic Equipment & Instruments - 1.1%
AVX Corp.	490,000	5,905
Pioneer Standard Electronics, Inc.	50,000	457
RadiSys Corp. (a)	100,000	1,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,154
Solectron Corp. (a)	1,100,000	4,400
		13,981
Internet Software & Services - 6.1%
Art Technology Group, Inc. (a)	1,550,000	2,201
iBasis, Inc. (a)	160,000	144
Interwoven, Inc. (a)	1,112,300	2,447
Kana Software, Inc. (a)	746,300	4,291
Keynote Systems, Inc. (a)	772,451	7,354
Primus Knowledge Solutions, Inc. (a)	668,500	568
RADWARE Ltd. (a)	100,000	1,380
Retek, Inc. (a)	1,354,200	8,923
SkillSoft PLC sponsored ADR (a)	1,060,000	4,420
SonicWALL, Inc. (a)	1,200,000	6,228
Vignette Corp. (a)(c)	15,169,800	36,408
		74,364
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	2,990,000	21,767
Agere Systems, Inc. Class A (a)	1,225,000	2,989
Applied Micro Circuits Corp. (a)	400,000	2,008
ASM International NV (Nasdaq) (a)	214,800	3,321
ASML Holding NV (NY Shares) (a)	800,000	8,040
Atmel Corp. (a)	3,520,100	10,666
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,560
Conexant Systems, Inc. (a)	600,000	2,316
Integrated Device Technology, Inc. (a)	281,200	3,403
Micron Technology, Inc. (a)	400,000	4,528
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,781,330	18,063
Teradyne, Inc. (a)	100,000	1,715
Transwitch Corp. (a)	2,688,400	3,145
United Microelectronics Corp. sponsored ADR (a)	2,151,140	8,432
		91,953
Software - 13.3%
Activision, Inc. (a)	730,000	12,395
Actuate Corp. (a)	500,000	900
Aspen Technology, Inc. (a)	676,100	2,752
Compuware Corp. (a)	972,700	5,904
i2 Technologies, Inc. (a)	5,200,100	5,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp.	1,350,770	$ 216
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	4,291,700	32,574
Nintendo Co. Ltd.	200,000	14,861
Take-Two Interactive Software, Inc. (a)(c)	2,199,600	55,540
THQ, Inc. (a)	1,860,000	26,375
Ulticom, Inc. (a)	493,000	4,807
		161,940
TOTAL INFORMATION TECHNOLOGY		419,254
MATERIALS - 2.8%
Chemicals - 0.6%
Celanese AG	200,000	4,812
FMC Corp. (a)	2,600	54
Millennium Chemicals, Inc.	180,900	2,162
		7,028
Construction Materials - 1.8%
Centex Construction Products, Inc.	182,500	7,127
Martin Marietta Materials, Inc.	240,000	8,210
Texas Industries, Inc.	310,600	6,867
		22,204
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	210,600	2,411
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,541
TOTAL MATERIALS		34,184
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,230
ITXC Corp. (a)	120,000	246
Qwest Communications International, Inc. (a)	1,566,500	7,034
Time Warner Telecom, Inc. Class A (a)	215,000	1,247
		9,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.5%
Electric Utilities - 1.5%
FirstEnergy Corp.	447,100	$ 16,458
PG&E Corp. (a)	100,000	1,700
		18,158
TOTAL COMMON STOCKS (Cost $1,217,443)		1,191,353
Convertible Preferred Stocks - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	2
UTILITIES - 0.5%
Electric Utilities - 0.5%
TXU Corp. $4.063 PRIDES	200,000	6,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		6,402
Convertible Bonds - 1.8%
	Principal Amount (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	2,239
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,250
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.3%
Natural MicroSystems Corp. 5% 10/15/05	12,830	8,468
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	7,050
		15,518
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Richardson Electronics Ltd.:
7.25% 12/15/06	$ 404	$ 356
8.25% 6/15/06	1,968	1,870
		2,226
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	680
TOTAL INFORMATION TECHNOLOGY		18,424
TOTAL CONVERTIBLE BONDS (Cost $23,669)		21,913
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	4,261,652	4,262
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	63,990,226	63,990
TOTAL MONEY MARKET FUNDS (Cost $68,252)		68,252
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,319,405)		1,287,920
NET OTHER ASSETS - (5.5)%		(67,652)
NET ASSETS - 100%		$ 1,220,268
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,250,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Bermuda	4.1%
Japan	3.2%
Taiwan	2.2%
Netherlands	1.9%
Others (individually less than 1%)	1.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $241,888,000 and $254,303,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,261) (cost $1,319,405) - See accompanying schedule		$ 1,287,920
Receivable for investments sold		10,591
Receivable for fund shares sold		2,905
Dividends receivable		1,022
Interest receivable		424
Receivable from investment adviser for expense reductions		4
Other receivables		25
Total assets		1,302,891

Liabilities
Payable for investments purchased	$ 13,533
Payable for fund shares redeemed	3,871
Accrued management fee	554
Distribution fees payable	512
Other payables and accrued expenses	163
Collateral on securities loaned, at value	63,990
Total liabilities		82,623

Net Assets		$ 1,220,268
Net Assets consist of:
Paid in capital		$ 1,316,024
Undistributed net investment income		2,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,714)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(31,471)
Net Assets		$ 1,220,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,223 ÷ 6,099 shares)	$ 22.99

Maximum offering price per share (100/94.25 of $22.99)	$ 24.39
Class T: Net Asset Value and redemption price per share ($732,054 ÷ 31,095 shares)	$ 23.54

Maximum offering price per share (100/96.50 of $23.54)	$ 24.39
Class B: Net Asset Value and offering price per share ($198,241 ÷ 8,786 shares) A	$ 22.56

Initial Class: Net Asset Value, offering price and redemption price per share ($15,996 ÷ 657.5 shares)	$ 24.33

Class C: Net Asset Value and offering price per share ($59,031 ÷ 2,632 shares) A	$ 22.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,723 ÷ 3,154 shares)	$ 23.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,719
Interest		2,732
Security lending		170
Total income		6,621

Expenses
Management fee	$ 3,008
Transfer agent fees	1,709
Distribution fees	2,914
Accounting and security lending fees	144
Non-interested trustees' compensation	1
Custodian fees and expenses	26
Registration fees	64
Audit	27
Legal	5
Miscellaneous	15
Total expenses before reductions	7,913
Expense reductions	(294)	7,619
Net investment income (loss)		(998)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($219) on sales of investments in affiliated issuers)	(328)
Foreign currency transactions	(1)
Total net realized gain (loss)		(329)
Change in net unrealized appreciation (depreciation) on: Investment securities	60,416
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		60,429
Net gain (loss)		60,100
Net increase (decrease) in net assets resulting from operations		$ 59,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (998)	$ (2,161)
Net realized gain (loss)	(329)	(66,029)
Change in net unrealized appreciation (depreciation)	60,429	(118,277)
Net increase (decrease) in net assets resulting from operations	59,102	(186,467)
Distributions to shareholders from net realized gain	-	(6,543)
Share transactions - net increase (decrease)	(8,170)	346,876
Total increase (decrease) in net assets	50,932	153,866

Net Assets
Beginning of period	1,169,336	1,015,470
End of period (including undistributed net investment income of $2,429 and undistributed net investment income of $3,427, respectively)	$ 1,220,268	$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) E	- H	.02 G	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	1.25	(2.82) G	2.75	2.46	4.15	(1.09)
Total from investment operations	1.25	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	-	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 22.99	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return B, C, D	5.75%	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.28% A	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.23% A	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.05% A	.07% G	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03) G	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	1.27	(2.90) G	2.81	2.52	4.20	(1.10)
Total from investment operations	1.26	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	-	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 23.54	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return B, C, D	5.66%	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.47% A	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.42% A	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.13)% A	(.12)% G	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 732	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16) G	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	1.21	(2.80) G	2.71	2.44	4.11	(1.07)
Total from investment operations	1.14	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	-	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 22.56	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return B, C, D	5.32%	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.10% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.05% A	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	2.00% A	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.71)% A	(.73)% G	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.07)	(.15) H	(.07)
Net realized and unrealized gain (loss)	1.21	(2.78) H	(1.91)
Total from investment operations	1.14	(2.93)	(1.98)
Distributions from net realized gain	-	(.25)	-
Net asset value, end of period	$ 22.43	$ 21.29	$ 24.47
Total Return B, C, D	5.35%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.05% A	2.01%	1.87%A
Expenses net of all reductions	2.00% A	1.94%	1.86% A
Net investment income (loss)	(.71)% A	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 53	$ 21
Portfolio turnover rate	46% A	49%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period August 16, 2001 (commencement of sales of shares) to November 30, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) D	.05	.12 F	- G	.04	.02	(.02)
Net realized and unrealized gain (loss)	1.33	(2.96) F	2.86	2.56	4.29	(1.12)
Total from investment operations	1.38	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	-	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 24.33	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return B, C, H	6.01%	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets E
Expenses before expense reductions	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.81% A	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.76% A	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.52% A	.50%F	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Amounts represent less than $.01 per-share. H Total returns do not include the effect of former sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) D	.05	.10 F	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	1.28	(2.89) F	2.83	2.51	4.21	(1.10)
Total from investment operations	1.33	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	-	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 23.69	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return B, C	5.95%	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.88% A	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.83% A	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.45% A	.44%F	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	46% A	49%	31%	48%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 262,630	|
Unrealized depreciation	(287,545)
Net unrealized appreciation (depreciation)	$ (24,915)
Cost for federal income tax purposes	$ 1,312,835

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 165	$ 2	$ 19
Class T	.28%	.25%	1,649	14	99
Class B	.75%	.25%	856	642	-
Class C	.75%	.25%	244	108	-
			$ 2,914	$ 766	$ 118

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37
Class T	31
Class B*	325
Class C*	11
$ 404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 212	.36*
Class T	918	.30*
Class B	393	.46*
Class C	103	.42*
Initial Class	12	.17*
Institutional Class	71	.24*
	$ 1,709

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.05%	$ 41
Class C	2.05%	3
		$ 44

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 132
Class A	19	-
Class T	99	-
	$ 118	$ 132

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net realized gain
Class A	$ -	$ 919
Class T	-	4,131
Class B	-	515
Initial Class	-	190
Class C	-	260
Institutional Class	-	528
Total	$ -	$ 6,543

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	1,637	4,348	$ 32,318	$ 102,986
Reinvestment of distributions	-	33	-	855
Shares redeemed	(1,494)	(2,027)	(28,806)	(44,672)
Net increase (decrease)	143	2,354	$ 3,512	$ 59,169
Class T
Shares sold	5,039	16,787	$ 102,097	$ 412,757
Reinvestment of distributions	-	140	-	3,778
Shares redeemed	(5,794)	(11,400)	(114,456)	(256,350)
Net increase (decrease)	(755)	5,527	$ (12,359)	$ 160,185
Class B
Shares sold	911	5,798	$ 17,661	$ 139,010
Reinvestment of distributions	-	17	-	465
Shares redeemed	(1,272)	(3,694)	(23,942)	(80,435)
Net increase (decrease)	(361)	2,121	$ (6,281)	$ 59,040
Initial Class
Shares sold	1	9	$ 17	$ 234
Reinvestment of distributions	-	6	-	167
Shares redeemed	(38)	(52)	(777)	(1,203)
Net increase (decrease)	(37)	(37)	$ (760)	$ (802)
Class C
Shares sold	598	2,839	$ 11,498	$ 66,536
Reinvestment of distributions	-	10	-	246
Shares redeemed	(451)	(1,230)	(8,349)	(27,408)
Net increase (decrease)	147	1,619	$ 3,149	$ 39,374
Institutional Class
Shares sold	913	2,411	$ 18,195	$ 59,781
Reinvestment of distributions	-	16	-	417
Shares redeemed	(687)	(1,338)	(13,626)	(30,288)
Net increase (decrease)	226	1,089	$ 4,569	$ 29,910

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ -	$ -	$ 2,981
Maxwell Shoe Co., Inc. Class A	-	-	-	17,535
Performance Technologies, Inc.	-	-	-	8,280
Take-Two Interactive Software, Inc.	2,550	-	-	55,540
Terayon Communication Systems, Inc.	4,151	-	-	20,769
Vignette Corp.	4,309	-	-	36,408
WMS Industries, Inc.	239	3,416	-	34,059
TOTALS	$ 11,249	$ 3,416	$ -	$ 175,572

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Advisor Series I is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Advisor Series I internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 28, 2003